UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.3%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 1/2s, August 20, 2034	$2,876,992	$2,858,203
Government National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from June 15, 2030 to
March 15, 2032	48,449	50,788
7s, September 15, 2031	47,716	50,020
6 1/2s, with due dates from April 15, 2028 to
October 15, 2032	275,487	282,937
6s, April 15, 2028	145,951	147,867
		3,389,815

U.S. Government Agency Mortgage Obligations (54.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
July 1, 2031	326,068	338,155
7 1/2s, with due dates from October 1, 2014 to
October 1, 2015	48,086	50,131
7s, with due dates from November 1, 2026 to
July 1, 2032	2,242,705	2,334,076
6s, with due dates from May 1, 2021 to August 1, 2021	410,494	417,372
5 1/2s, December 1, 2033	591,963	587,754
5 1/2s, October 1, 2018	453,774	456,060
5s, with due dates from May 1, 2018 to November 1, 2018	5,538,579	5,470,212
5s, TBA, May 1, 2037	6,900,000	6,664,363
5s, TBA, April 1, 2037	12,800,000	12,368,000
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from August 1, 2029 to
June 1, 2032	453,083	470,507
7s, with due dates from December 1, 2028 to
December 1, 2035	4,908,489	5,095,593
6 1/2s, October 1, 2034	30,980	31,786
6s, with due dates from June 1, 2021 to
December 1, 2021	4,499,466	4,574,867
6s, TBA, May 1, 2037	4,900,000	4,933,688
6s, TBA, April 1, 2037	4,900,000	4,935,985
5 1/2s, with due dates from June 1, 2036 to
March 1, 2037	2,001,612	1,980,655
5 1/2s, with due dates from June 1, 2014 to
December 1, 2020	3,560,516	3,572,929
5 1/2s, TBA, May 1, 2037	10,500,000	10,384,746
5 1/2s, TBA, April 1, 2037	10,500,000	10,387,617
5s, with due dates from March 1, 2021 to
October 1, 2035	312,129	302,468
5s, May 1, 2020	3,541	3,493
4 1/2s, with due dates from November 1, 2020 to
October 1, 2035	564,412	533,768
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020	3,050,590	2,956,452
		78,850,677

Total U.S. government and agency mortgage obligations (cost $82,657,812)		$82,240,492

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,671,212
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,302,941

Total U.S. government agency obligations (cost $11,557,860)		$11,974,153

U.S. TREASURY OBLIGATIONS (16.4%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,629,856
6 1/4s, May 15, 2030	11,505,000	13,633,425
U.S. Treasury Notes 4 1/4s, August 15, 2013	4,307,000	4,234,319

Total U.S. treasury obligations (cost $22,358,643)		$23,497,600

COLLATERALIZED MORTGAGE OBLIGATIONS (35.1%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.741s, 2045	$586,000	$606,285
Ser. 06-4, Class A4, 5.634s, 2046	80,000	81,390
Ser. 06-5, Class A4, 5.414s, 2047	95,000	95,165

Ser.	04-3, Class A5, 5.305s, 2039	30,000	30,375
Banc of America Mortgage Securities
Ser.	04-D, Class 2A, IO (Interest only), 0.396s, 2034	1,306,612	4,764
Ser.	05-E, Class 2, IO, 0.306s, 2035	3,343,000	18,482
Commercial Mortgage Pass-Through Certificates
Ser.	06-C7, Class A4, 5.769s, 2046	186,000	192,568
Ser.	04-LB2A, Class A4, 4.715s, 2039	1,151,000	1,111,843
Countrywide Alternative Loan Trust
Ser.	06-OA10, Class XBI, IO, 2.608s, 2046	1,345,644	54,667
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		1,734,024	4,335
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039		161,000	161,865
CS First Boston Mortgage Securities Corp.
Ser.	04-C2, Class A2, 5.416s, 2036	40,000	40,264
Ser.	05-C4, Class A5, 5.104s, 2038	840,000	826,670
Fannie Mae
Ser.	03-W6, Class PT1, 9.952s, 2042	323,788	347,279
IFB Ser. 06-62, Class PS, 7.98s, 2036		245,771	275,097
IFB Ser. 06-76, Class QB, 7.68s, 2036		308,807	328,125
Ser.	05-W3, Class 1A, 7 1/2s, 2045	443,497	468,924
Ser.	04-W8, Class 3A, 7 1/2s, 2044	758,081	799,101
Ser.	04-T3, Class 1A4, 7 1/2s, 2044	182,543	192,203
Ser.	04-W9, Class 2A3, 7 1/2s, 2044	526,980	554,447
Ser.	04-T2, Class 1A4, 7 1/2s, 2043	92,763	97,675
Ser.	03-W4, Class 4A, 7 1/2s, 2042	130,144	135,944
Ser.	02-T18, Class A4, 7 1/2s, 2042	118,249	123,767
Ser.	03-W3, Class 1A3, 7 1/2s, 2042	676,906	708,501
Ser.	02-T16, Class A3, 7 1/2s, 2042	434,612	454,792
Ser.	03-W2, Class 1A3, 7 1/2s, 2042	626,967	656,228
Ser.	02-W4, Class A5, 7 1/2s, 2042	691,612	722,063
Ser.	02-W1, Class 2A, 7 1/2s, 2042	16,421	17,109
Ser.	02-14, Class A2, 7 1/2s, 2042	62,303	65,097
Ser.	01-T10, Class A2, 7 1/2s, 2041	408,093	425,073
Ser.	02-T4, Class A3, 7 1/2s, 2041	123,776	128,983
Ser.	02-T6, Class A2, 7 1/2s, 2041	261,209	271,551
Ser.	01-T12, Class A2, 7 1/2s, 2041	169,982	176,857
Ser.	01-T8, Class A1, 7 1/2s, 2041	106,811	110,930
Ser.	01-T7, Class A1, 7 1/2s, 2041	283,208	294,248
Ser.	01-T3, Class A1, 7 1/2s, 2040	801	833
Ser.	99-T2, Class A1, 7 1/2s, 2039	65,564	69,051
Ser.	03-W10, Class 1A1, 7 1/2s, 2032	224,655	234,538
Ser.	02-T1, Class A3, 7 1/2s, 2031	520,352	543,273
Ser.	00-T6, Class A1, 7 1/2s, 2030	232,819	243,064
Ser.	02-W7, Class A5, 7 1/2s, 2029	61,969	64,773
Ser.	02-W3, Class A5, 7 1/2s, 2028	237,429	248,077
IFB Ser. 06-63, Class SP, 7.38s, 2036		334,774	369,547
IFB Ser. 06-60, Class TK, 7.32s, 2036		105,946	114,083
Ser.	02-26, Class A1, 7s, 2048	307,515	317,964
Ser.	04-W12, Class 1A3, 7s, 2044	170,829	177,847
Ser.	04-T3, Class 1A3, 7s, 2044	351,688	365,808
Ser.	04-T2, Class 1A3, 7s, 2043	124,457	129,480
Ser.	03-W8, Class 2A, 7s, 2042	1,149,360	1,192,530
Ser.	03-W3, Class 1A2, 7s, 2042	116,808	120,877
Ser.	02-T16, Class A2, 7s, 2042	848,988	878,424
Ser.	02-T19, Class A2, 7s, 2042	514,024	532,192
Ser.	02-14, Class A1, 7s, 2042	417,518	430,945
Ser.	01-T10, Class A1, 7s, 2041	228,185	235,246
Ser.	02-T4, Class A2, 7s, 2041	523,364	539,631
Ser.	01-W3, Class A, 7s, 2041	97,501	100,994
Ser.	04-W1, Class 2A2, 7s, 2033	866,151	900,475
IFB Ser. 06-104, Class ES, 6.85s, 2036		128,523	134,299
IFB Ser. 06-104, Class CS, 5.76s, 2036		156,297	160,204
Ser.	07-16, Class TS, IO, 5 1/2s, 2009	1,304,302	27,920
IFB Ser. 05-74, Class CS, 5.39s, 2035		347,950	353,579
IFB Ser. 05-74, Class CP, 5.243s, 2035		304,870	314,117
IFB Ser. 06-27, Class SP, 5.06s, 2036		201,000	207,886
IFB Ser. 06-8, Class HP, 5.06s, 2036		239,472	244,521
IFB Ser. 06-8, Class WK, 5.06s, 2036		370,306	375,330
IFB Ser. 05-106, Class US, 5.06s, 2035		367,471	378,575
IFB Ser. 05-99, Class SA, 5.06s, 2035		182,412	185,253
Ser.	07-39, Class A, IO, 5s, 2037	493,000	18,307
IFB Ser. 05-114, Class SP, 4.95s, 2036		103,961	98,633
IFB Ser. 05-74, Class DM, 4.877s, 2035		357,334	361,799
IFB Ser. 06-60, Class CS, 4.583s, 2036		148,826	143,573
IFB Ser. 05-106, Class JC, 3.628s, 2035		201,699	186,943
IFB Ser. 05-83, Class QP, 3.562s, 2034		120,431	113,657
IFB Ser. 05-57, Class MN, 3.303s, 2035		258,387	251,728
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036		116,940	10,968
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033		312,491	24,365
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037		351,774	22,951
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036		4,063,727	242,713
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035		113,351	6,240
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035		5,268,686	286,341
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037		474,000	26,338
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037		454,401	24,498
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037		293,157	16,358
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036		283,685	15,639
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035		1,138,799	82,449
IFB Ser. 05-90, Class SP, IO, 1.43s, 2035		569,426	34,450
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037		499,114	32,460
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035		1,512,610	76,226

IFB Ser.	05-95, Class CI, IO, 1.38s, 2035		384,435	24,815
IFB Ser.	05-84, Class SG, IO, 1.38s, 2035		652,318	42,592
IFB Ser.	05-104, Class NI, IO, 1.38s, 2035		442,699	29,794
IFB Ser.	04-92, Class S, IO, 1.38s, 2034		522,800	27,937
IFB Ser.	05-83, Class QI, IO, 1.37s, 2035		99,738	7,346
IFB Ser.	05-83, Class SL, IO, 1.35s, 2035		1,174,057	61,915
IFB Ser.	06-114, Class IS, IO, 1.33s, 2036		269,759	15,258
IFB Ser.	06-20, Class IG, IO, 1.33s, 2036		2,066,348	86,549
IFB Ser.	06-121, Class SD, IO, 1.32s, 2036		208,183	11,165
IFB Ser.	06-109, Class SG, IO, 1.31s, 2036		163,190	8,818
IFB Ser.	06-109, Class SH, IO, 1.3s, 2036		236,276	17,150
IFB Ser.	06-128, Class SC, IO, 1.28s, 2037		248,314	14,849
IFB Ser.	06-44, Class IS, IO, 1.28s, 2036		252,735	13,925
IFB Ser.	06-45, Class SM, IO, 1.28s, 2036		495,721	20,991
IFB Ser.	06-8, Class JH, IO, 1.28s, 2036		945,779	52,273
IFB Ser.	06-20, Class IB, IO, 1.27s, 2036		885,689	35,358
IFB Ser.	06-96, Class ES, IO, 1.26s, 2036		135,286	7,171
IFB Ser.	06-85, Class TS, IO, 1.24s, 2036		478,653	23,263
IFB Ser.	06-61, Class SE, IO, 1.23s, 2036		382,574	15,005
IFB Ser.	03-124, Class ST, IO, 1.18s, 2034		216,999	9,635
IFB Ser.	07-30, Class LI, IO, 1.12s, 2037		327,000	19,023
IFB Ser.	07-W2, Class 1A2, IO, 1.11s, 2037		1,212,526	57,756
IFB Ser.	07-15, Class CI, IO, 1.06s, 2037		905,181	49,024
IFB Ser.	06-123, Class BI, IO, 1.06s, 2037		1,203,745	63,825
IFB Ser.	06-115, Class JI, IO, 1.06s, 2036		672,155	35,801
IFB Ser.	06-123, Class LI, IO, 1s, 2037		450,181	22,993
Ser. 03-W10, Class 1A, IO, 0.932s, 2043			8,298,879	122,402
Ser. 03-W10, Class 3A, IO, 0.928s, 2043			9,980,826	168,172
Ser. 03-T2, Class 2, IO, 0.824s, 2042			5,104,849	110,319
IFB Ser.	05-74, Class SE, IO, 0.78s, 2035		1,987,704	64,705
IFB Ser.	05-82, Class SI, IO, 0.78s, 2035		1,411,506	46,811
IFB Ser.	05-74, Class NI, IO, 0.76s, 2035		1,688,772	81,580
IFB Ser.	05-87, Class SE, IO, 0.73s, 2035		2,552,017	82,553
Ser. 03-W6, Class 51, IO, 0.682s, 2042			1,577,964	25,154
Ser. 371, Class 1, PO (Principal only), zero %, 2036			143,063	119,700
Ser. 05-113, Class DO, PO, zero %, 2036			624,476	501,340
Ser. 367, Class 1, PO, zero %, 2036			90,038	68,405
Ser. 363, Class 1, PO, zero %, 2035			2,739,448	2,090,190
Ser. 361, Class 1, PO, zero %, 2035			1,072,877	880,378
Ser. 04-38, Class AO, PO, zero %, 2034			213,702	155,768
Ser. 04-61, Class CO, PO, zero %, 2031			444,000	363,408
Ser. 07-31, Class TS, IO, zero %, 2009			811,000	17,360
Ser. 07-15, Class IM, IO, zero %, 2009			314,781	5,973
FRB Ser. 05-79, Class FE, zero %, 2035			63,984	64,513
FRB Ser. 05-45, Class FG, zero %, 2035			90,223	85,015
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043			705,573	745,388
Ser. T-58, Class 4A, 7 1/2s, 2043			1,190,386	1,248,594
Ser. T-42, Class A5, 7 1/2s, 2042			168,196	175,348
Ser. T-41, Class 3A, 7 1/2s, 2032			44,099	46,043
Ser. T-60, Class 1A2, 7s, 2044			222,751	231,677
Ser. T-59, Class 1A2, 7s, 2043			492,079	512,923
Ser. T-55, Class 1A2, 7s, 2043			290,703	299,865
Freddie Mac
IFB Ser.	3012,	Class GP, 2.62s, 2035	161,868	155,719
IFB Ser.	3202,	Class PS, 7.32s, 2036	216,275	236,849
IFB Ser.	3153,	Class SX, 6.65s, 2036	503,934	541,166
IFB Ser.	3081,	Class DC, 5.22s, 2035	146,060	148,681
IFB Ser.	3114, Class GK, 5.12s, 2036		92,897	94,546
IFB Ser.	2979,	Class AS, 4.767s, 2034	85,430	84,867
IFB Ser.	3153,	Class UT, 4.51s, 2036	293,594	286,609
IFB Ser.	3065,	Class DC, 3.9s, 2035	223,851	212,148
IFB Ser.	3050,	Class SA, 3.575s, 2034	159,307	147,159
IFB Ser.	3031,	Class BS, 3.425s, 2035	311,999	292,251
IFB Ser.	2594,	Class SE, IO, 1.73s, 2030	405,308	20,565
IFB Ser.	2828,	Class TI, IO, 1.73s, 2030	208,686	13,302
IFB Ser.	3287,	Class SD, IO, 1.43s, 2037	318,000	19,484
IFB Ser.	3028,	Class ES, IO, 1.43s, 2035	1,076,039	73,077
IFB Ser.	3042,	Class SP, IO, 1.43s, 2035	238,448	15,118
IFB Ser.	3045,	Class DI, IO, 1.41s, 2035	4,919,676	237,555
IFB Ser.	3136,	Class NS, IO, 1.38s, 2036	402,738	25,607
IFB Ser.	3054,	Class CS, IO, 1.38s, 2035	233,954	10,309
IFB Ser.	3107,	Class DC, IO, 1.38s, 2035	537,959	38,374
IFB Ser.	3066,	Class SI, IO, 1.38s, 2035	1,465,047	100,690
IFB Ser.	2950,	Class SM, IO, 1.38s, 2016	127,616	7,459
IFB Ser.	3031,	Class BI, IO, 1.37s, 2035	207,364	15,135
IFB Ser.	3114, Class TS, IO, 1.33s, 2030		1,484,430	47,729
IFB Ser.	3128,	Class JI, IO, 1.31s, 2036	385,821	26,441
IFB Ser.	3240,	Class S, IO, 1.3s, 2036	767,166	45,934
IFB Ser.	3065,	Class DI, IO, 1.3s, 2035	159,660	11,645
IFB Ser.	3145,	Class GI, IO, 1.28s, 2036	314,738	20,872
IFB Ser.	3114, Class GI, IO, 1.28s, 2036		222,435	16,361
IFB Ser.	3174,	Class BS, IO, 1.2s, 2036	277,434	10,765
IFB Ser.	3152,	Class SY, IO, 1.16s, 2036	361,547	22,561
IFB Ser.	3081,	Class DI, IO, 1.16s, 2035	194,214	10,596
IFB Ser.	3284,	Class LI, IO, 1.12s, 2037	419,000	23,555
IFB Ser.	3281,	Class AI, IO, 1.11s, 2037	906,586	51,051
IFB Ser.	3012,	Class UI, IO, 1.1s, 2035	401,196	20,339
IFB Ser.	3240,	Class GS, IO, 1.06s, 2036	467,661	25,175
IFB Ser.	3288,	Class SJ, IO, 0.81s, 2037	441,000	17,020

IFB Ser. 3284, Class CI, IO, 0.8s, 2037	691,000	28,663
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	197,000	6,895
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	456,162	13,186
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	1,153,000	50,892
IFB Ser. 3012, Class IG, IO, 0.76s, 2035	1,414,224	64,017
IFB Ser. 2815, Class S, IO, 0.68s, 2032	457,327	12,439
Ser. 239, PO, zero %, 2036	1,061,174	854,987
Ser. 236, PO, zero %, 2036	178,930	144,994
Ser. 3045, Class DO, PO, zero %, 2035	376,184	300,262
FRB Ser. 3231, Class X, zero %, 2036	110,014	108,673
FRB Ser. 3030, Class CF, zero %, 2035	99,878	96,453
FRB Ser. 3022, Class TC, zero %, 2035	45,596	46,812
FRB Ser. 2958, Class FL, zero %, 2035	91,827	83,055
FRB Ser. 3046, Class WF, zero %, 2035	44,815	43,349
FRB Ser. 3024, Class CW, zero %, 2034	22,702	22,309
FRB Ser. 3046, Class UF, zero %, 2033	113,342	109,020
GMAC Commercial Mortgage Securities, Inc. Ser. 04-C2,
Class A4, 5.301s, 2038	70,000	69,978
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.7s, 2035	114,551	106,598
IFB Ser. 05-68, Class DP, 3.614s, 2035	862,012	818,351
IFB Ser. 05-84, Class SL, 3.1s, 2035	584,977	539,202
IFB Ser. 05-66, Class SP, 3.1s, 2035	269,401	251,355
IFB Ser. 05-7, Class NP, 2.959s, 2033	86,055	81,775
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	152,397	9,984
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	152,397	9,940
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	690,576	38,089
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	226,708	10,857
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	288,000	13,526
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	1,946,809	74,632
IFB Ser. 05-68, Class KI, IO, 0.98s, 2035	6,087,743	333,229
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	3,651,912	160,914
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	487,350	17,595
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	475,000	18,109
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	2,074,990	81,470
Greenwich Capital Commercial Funding Corp. Ser.
07-GG9, Class A4, 5.444s, 2039	25,000	25,266
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	100,000	101,304
Ser. 04-GG2, Class A6, 5.396s, 2038	405,000	407,633
Ser. 05-GG4, Class A4B, 4.732s, 2039	307,000	294,440
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.856s, 2035	214,276	212,168
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045	107,000	108,271
Ser. 06-CB14, Class A4, 5.481s, 2044	434,000	437,051
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	146,074
Ser. 06-LDP9, Class A3, 5.336s, 2047	153,000	152,211
Ser. 05-CB11, Class A4, 5.335s, 2037	608,000	608,255
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	384,000	381,014
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	157,894
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	722,718	33,411
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	839,639	41,308
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	1,308,194	69,739
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	196,299	989
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	240,047	4,351
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	632,197	1,580
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	46,000	46,359
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	364,948
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	189,044
Morgan Stanley Mortgage Loan Trust
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036	307,710	1,315
Ser. 05-5AR, Class 2A1, 5.39s, 2035	528,428	530,410
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	108,691	1,384
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	413,360	381,159
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 05-18, Class 6A1, 5.27s, 2035	287,018	286,482
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	797,000	800,599
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	278,372
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.424s, 2049	1,302,000	1,301,593
Washington Mutual Asset Securities Corp. 144A Ser.
06-SL1, Class A, 5.3s, 2043	162,928	163,170
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR12, Class 2A5, 4.319s, 2035	2,092,000	2,017,734
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	49,097
Ser. 06-AR10, Class 3A1, 5.244s, 2036	344,681	342,001
Ser. 05-AR2, Class 2A1, 4.545s, 2035	175,984	173,530
Ser. 04-R, Class 2A1, 4.361s, 2034	179,570	176,652
Ser. 05-AR9, Class 1A2, 4.354s, 2035	378,298	372,002

Total collateralized mortgage obligations (cost $50,672,963)		$50,345,588

ASSET-BACKED SECURITIES (1.3%)(a)

	Principal amount	Value

Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.744s, 2046	$1,093,676	$43,064
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.805s, 2035	1,768,463	52,416
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	4,792,842	157,856
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	105,055	112,062
Ser. 05-RP3, Class 1A3, 8s, 2035	327,223	346,039
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	270,906	283,084
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.49s, 2036	509,000	508,364
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.4s, 2037	344,627	344,035

Total asset-backed securities (cost $1,852,878)		$1,846,920

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.115%
versus the three month USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	58,517,000	1,264,517
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.115% versus the three month USD-LIBOR-BBA maturing
on January 9, 2018.	Jan-08/5.115	58,517,000	895,585
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	18,099,000	325,529
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19% versus
the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	18,099,000	314,579

Total purchased options outstanding (cost $3,866,736)			$2,800,210

SHORT-TERM INVESTMENTS (16.3%)(a)
	Principal
	amount/shares	Value

Interest in $565,000,000 joint triparty repurchase
agreement dated March 30, 2007 with Bank of America
Sec, LLC, due April 2, 2007 with respect to various
U.S. Government obligations -- maturity value of
$23,010,312 for an effective yield of 5.38%
(collateralized by Fannie Mae and Freddie Mac
securities with coupon rates ranging from 5.0% to 6.5%
and due dates ranging from September 1, 2034 to
March 1, 2037 valued at $576,300,000)	$23,000,000	$23,000,000
U.S. Treasury Bills 4.98%, September 27, 2007 (SEG)	217,000	211,756
U.S. Treasury Bills 5.08%, April 26, 2007 (SEG)	217,000	216,238

Total short-term investments (cost $23,427,994)		$23,427,994

TOTAL INVESTMENTS

Total investments (cost $196,394,886) (b)		$196,132,957

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	156	$37,157,250	Mar-08	$52,226
Euro-Dollar 90 day (Short)	199	47,324,688	Dec-07	62,155
U.S. Treasury Bond 20 yr (Short)	396	44,055,000	Jun-07	396,935
U.S. Treasury Note 10 yr (Long)	551	59,576,875	Jun-07	149,667
U.S. Treasury Note 2 yr (Short)	122	24,996,656	Jun-07	(13,807)
U.S. Treasury Note 5 yr (Short)	28	2,962,313	Jun-07	7,384

Total				$654,560

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $3,252,315) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$7,330,000	Jul-07/4.55	$4,811
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,733,000	May-08/5.70	76,252
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar-08/5.225	65,493
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar-08/5.225	58,671
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,733,000	May-08/5.70	15,424
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	7,330,000	Jul-07/4.55	358,176
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	1,339,167
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	970,373

Total			$2,888,367

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $34,435,867) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FHLMC, 5s, April 1, 2037		$ 6,900,000	4/12/07	$6,665,400
FHLMC, 5s, May 1, 2037		12,800,000	5/14/07	12,366,500
FNMA,	6s, April 1, 2037	4,900,000	4/12/07	4,935,985
FNMA,	5 1/2s, April 1, 2037	10,500,000	4/12/07	10,387,617

Total				$34,355,502

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(6,568)

	104,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(1,286)

	180,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(8,277)

	9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	10,342

	26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	413,351

	7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	254,975

Citibank, N.A.
	11,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(132,365)

	30,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(957)

	41,900,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	740,708

Credit Suisse International
	158,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	610

	362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,496

Goldman Sachs International
	110,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(3,166)

	7,420,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(10,434)

	771,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	4,073

	7,336,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(47,550)

	33,067,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(423,023)

	7,351,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,608

	32,646,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(459,039)

	100,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(2,541)

JPMorgan Chase Bank, N.A.
	8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	25,646

	9,100,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	247,857

	16,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	56,624

	996,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(32,054)

	7,841,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	62,989

	10,723,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	206,011

	3,137,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(9,380)

	798,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	4,515

	148,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(614)

	7,330,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	6,207

	32,563,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(461,069)

	3,200,000	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(83,843)

	11,000,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(155,403)

	7,910,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(92,915)

	108,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(1,045)

	7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	99,550

	15,406,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(261,213)

Lehman Brothers International (Europe)
	6,601,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	12,064

	18,629,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(573,991)

	6,175,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	112,701

	16,667,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	(119,827)

Lehman Brothers Special Financing, Inc.
	1,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	3,505

	700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	7,798

	1,470,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(214)

	8,040,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(99,886)

	23,609,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	89,006

Morgan Stanley Capital Services, Inc.
	46,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(55)

Total					$(625,079)

NOTES

(a) Percentages indicated are based on net assets of $143,619,191.

(b) The aggregate identified cost on a tax basis is $197,153,205, resulting in gross unrealized appreciation and depreciation of $1,584,013 and $2,604,261, respectively, or net unrealized depreciation of $1,020,248.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

At March 31, 2007, liquid assets totaling $15,368,004 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (100.1%)(a)

	Shares	Value

Aerospace and Defense (2.3%)
Boeing Co. (The)	2,970	$264,063
General Dynamics Corp.	5,380	411,032
Lockheed Martin Corp.	1,700	164,934
United Industrial Corp.	1,210	66,792
United Technologies Corp.	3,720	241,800
		1,148,621

Airlines (1.1%)
Alaska Air Group, Inc. (NON)	1,006	38,329
Continental Airlines, Inc. Class B (NON)	1,403	51,055
ExpressJet Holdings, Inc. (NON)	19,593	114,423
JetBlue Airways Corp. (NON) (S)	22,300	256,673
Midwest Express Holdings, Inc. (NON)	5,190	70,117
		530,597

Automotive (2.6%)
Group 1 Automotive, Inc.	160	6,363
Harley-Davidson, Inc.	9,239	542,791
Johnson Controls, Inc.	4,760	450,391
Tenneco Automotive, Inc. (NON)	10,847	276,165
		1,275,710

Banking (7.2%)
Bank of America Corp.	21,280	1,085,706
Bankunited Financial Corp. Class A	700	14,847
Center Financial Corp.	176	3,480
City Bank	1,360	43,670
City Holding Co.	438	17,717
Commerce Bancorp, Inc.	40,970	1,367,579
Corus Bankshares, Inc. (S)	11,940	203,696
FirstFed Financial Corp. (NON) (S)	4,200	238,686
Lakeland Financial Corp.	200	4,540
Provident Financial Holdings, Inc.	153	4,211
Republic Bancorp, Inc. Class A	157	3,550
Southwest Bancorp, Inc.	304	7,810
U.S. Bancorp	16,360	572,109
		3,567,601

Basic Materials (--%)
Ameron International Corp.	90	5,927

Biotechnology (1.1%)
Albany Molecular Research, Inc. (NON)	2,249	22,153
Amgen, Inc. (NON)	6,520	364,338
Applera Corp.- Applied Biosystems Group	1,098	32,468
Diversa Corp. (NON) (S)	1,353	10,567
Enzon, Inc. (NON)	1,486	12,111
Quidel Corp. (NON)	3,330	39,960
Savient Pharmaceuticals, Inc. (NON)	3,120	37,502
		519,099

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	2,611	40,340

Building Materials (0.6%)
Sherwin-Williams Co. (The)	4,520	298,501

Chemicals (0.7%)
Arch Chemicals, Inc.	850	26,537
FMC Corp.	974	73,469
Georgia Gulf Corp.	13,479	218,495
NewMarket Corp.	560	22,775
PolyOne Corp. (NON)	670	4,087
PW Eagle, Inc.	498	16,454
		361,817

Commercial and Consumer Services (1.7%)
ABM Industries, Inc.	128	3,378
CBIZ, Inc. (NON)	854	6,063
Chemed Corp.	1,951	95,521
Consolidated Graphics, Inc. (NON)	904	66,941
Dun & Bradstreet Corp. (The)	4,500	410,400
ICT Group, Inc. (NON)	800	14,000
infoUSA, Inc.	1,430	13,757
Jackson Hewitt Tax Service, Inc.	2,868	92,292
Landauer, Inc.	370	18,678
Spherion Corp. (NON)	933	8,229
Tech Data Corp. (NON)	3,767	134,896
		864,155

Communications Equipment (2.4%)
Cisco Systems, Inc. (NON)	34,631	884,129
Corning, Inc. (NON)	12,520	284,705
Zhone Technologies, Inc. (NON)	2,690	3,336
		1,172,170

Computers (4.1%)
Apple Computer, Inc. (NON)	8,290	770,224
Brocade Communications Systems, Inc. (NON)	41,112	391,386
Dell, Inc. (NON)	15,660	363,469
Emulex Corp. (NON)	16,472	301,273
Magma Design Automation, Inc. (NON)	1,941	23,214
Micros Systems, Inc. (NON)	1,455	78,555
MTS Systems Corp.	479	18,604
SPSS, Inc. (NON)	788	28,447
Trident Microsystems, Inc. (NON)	3,359	67,382
		2,042,554

Conglomerates (0.3%)
Danaher Corp. (S)	2,180	155,761

Construction (--%)
Builders FirstSource, Inc. (NON)	817	13,129

Consumer (0.1%)
CSS Industries, Inc.	285	10,682
Helen of Troy, Ltd. (NON)	900	20,439
Hooker Furniture Corp.	1,455	29,173
		60,294

Consumer Finance (6.1%)
AmeriCredit Corp. (NON)	1,457	33,307
Asta Funding, Inc. (S)	931	40,201
Capital One Financial Corp.	26,060	1,966,488
Countrywide Financial Corp.	28,133	946,394
World Acceptance Corp. (NON)	861	34,397
		3,020,787

Consumer Goods (1.4%)
Blyth Industries, Inc.	3,317	70,022
Chattem, Inc. (NON)	3,626	213,716
Clorox Co.	6,690	426,086
		709,824

Consumer Services (0.5%)
Labor Ready, Inc. (NON)	12,205	231,773

Distribution (--%)
BlueLinx Holdings, Inc.	559	5,870

Electric Utilities (0.3%)
Alliant Energy Corp.	219	9,816
Puget Energy, Inc.	161	4,134
UniSource Energy Corp.	3,520	132,176
		146,126

Electrical Equipment (--%)
Insteel Industries, Inc.	959	16,102

Electronics (1.2%)
Amphenol Corp. Class A	3,610	233,098
Ansoft Corp. (NON)	764	24,173
ASE Test, Ltd. (Taiwan) (NON)	2,390	27,198
Greatbatch, Inc. (NON)	1,178	30,039
LSI Logic Corp. (NON) (S)	2,366	24,701
Methode Electronics, Inc. Class A	1,427	21,077
Nam Tai Electronics, Inc. (Hong Kong)	2,610	33,800
Omnivision Technologies, Inc. (NON) (S)	1,725	22,356
Stoneridge, Inc. (NON)	865	8,961
Synopsys, Inc. (NON)	3,600	94,428
TriQuint Semiconductor, Inc. (NON)	7,800	39,000
TTM Technologies, Inc. (NON)	2,342	22,343
Zoran Corp. (NON)	1,616	27,504
		608,678

Energy (1.3%)
Grey Wolf, Inc. (NON)	13,580	90,986
NATCO Group, Inc. (NON)	1,020	34,802
Parker Drilling Co. (NON)	39,405	370,013
Trico Marine Services, Inc. (NON)	3,700	137,862
		633,663

Financial (4.2%)
Asset Acceptance Capital Corp. (NON)	622	9,622
MGIC Investment Corp.	10,950	645,174

Radian Group, Inc.	16,246	891,580
SLM Corp.	12,690	519,021
		2,065,397

Forest Products and Packaging (0.3%)
Buckeye Technologies, Inc. (NON)	626	8,125
Graphic Packaging Corp. (NON)	1,002	4,749
Louisiana-Pacific Corp.	947	18,997
Schweitzer-Mauduit International, Inc.	5	124
Universal Forest Products, Inc.	2,203	109,159
		141,154

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	518	6,672

Health Care Services (5.9%)
Aetna, Inc.	17,990	787,782
American Dental Partners, Inc. (NON)	925	20,100
AMICAS, Inc. (NON)	1,696	4,817
Express Scripts, Inc. (NON)	6,600	532,752
Lincare Holdings, Inc. (NON)	5,550	203,408
Medco Health Solutions, Inc. (NON)	4,210	305,351
Odyssey Healthcare, Inc. (NON)	1,077	14,141
UnitedHealth Group, Inc.	19,810	1,049,336
		2,917,687

Homebuilding (1.1%)
NVR, Inc. (NON)	810	538,650

Household Furniture and Appliances (1.1%)
American Woodmark Corp.	1,341	49,295
Conn's, Inc. (NON)	290	7,178
Kimball International, Inc. Class B	1,039	20,032
Select Comfort Corp. (NON) (S)	12,695	225,971
Stanley Furniture Co., Inc.	900	18,720
Whirlpool Corp.	2,270	192,746
		513,942

Insurance (4.4%)
American Financial Group, Inc.	603	20,526
American Physicians Capital, Inc. (NON)	1,357	54,389
Amerisafe, Inc. (NON)	1,200	22,620
CNA Surety Corp. (NON)	875	18,463
Commerce Group, Inc.	2,528	75,941
Delphi Financial Group Class A	1,813	72,937
EMC Insurance Group, Inc.	620	15,996
Everest Re Group, Ltd. (Barbados)	4,780	459,693
FBL Financial Group, Inc. Class A	90	3,522
FPIC Insurance Group, Inc. (NON)	100	4,467
Hanover Insurance Group, Inc. (The)	514	23,706
Harleysville Group, Inc.	1,078	35,024
HCC Insurance Holdings, Inc.	10,802	332,702
Hilb, Rogal & Hamilton Co.	791	38,799
Horace Mann Educators Corp.	432	8,878
Midland Co. (The)	797	33,809
National Interstate Corp.	1,151	29,650
Odyssey Re Holdings Corp.	834	32,785
Presidential Life Corp.	777	15,322
RenaissanceRe Holdings, Ltd. (Bermuda)	1,898	95,166
Safety Insurance Group, Inc.	1,530	61,384
SeaBright Insurance Holdings, Inc. (NON)	1,510	27,784
Selective Insurance Group	3,046	77,551
Stancorp Financial Group	1,566	77,000
Triad Guaranty, Inc. (NON)	3,313	137,191
W.R. Berkley Corp.	9,531	315,667
Zenith National Insurance Corp.	2,374	112,219
		2,203,191

Investment Banking/Brokerage (6.5%)
Bear Stearns Cos., Inc. (The)	7,800	1,172,730
E*Trade Financial Corp. (NON)	11,150	236,603
Franklin Resources, Inc.	7,860	949,724
Goldman Sachs Group, Inc. (The)	3,750	774,863
IndyMac Bancorp, Inc. (S)	2,682	85,958
		3,219,878

Lodging/Tourism (1.0%)
Royal Caribbean Cruises, Ltd.	5,260	221,762
Wyndham Worldwide Corp. (NON)	7,250	247,588
		469,350

Machinery (1.7%)
Applied Industrial Technologies, Inc.	1,176	28,859
Cascade Corp.	2,046	122,514
Caterpillar, Inc.	7,100	475,913
Gardner Denver, Inc. (NON)	420	14,637
Manitowoc Co., Inc. (The)	1,992	126,552
NACCO Industries, Inc. Class A	200	27,482

Regal-Beloit Corp.	680	31,538
Wabtec Corp.	573	19,763
		847,258

Manufacturing (1.2%)
ITT Corp.	7,070	426,462
Teleflex, Inc.	2,550	173,579
		600,041

Media (1.3%)
Walt Disney Co. (The)	19,300	664,499

Medical Technology (0.5%)
Bausch & Lomb, Inc.	570	29,161
Immucor, Inc. (NON)	5,406	159,099
Medical Action Industries, Inc. (NON)	978	23,374
Mentor Corp.	577	26,542
		238,176

Metal Fabricators (--%)
USEC, Inc. (NON)	357	5,801

Metals (2.5%)
A.M. Castle & Co.	1,056	31,004
AK Steel Holding Corp. (NON)	972	22,735
Cleveland-Cliffs, Inc.	4,222	270,250
Quanex Corp.	4,663	197,478
Shiloh Industries, Inc.	288	3,249
Steel Dynamics, Inc.	9,078	392,170
United States Steel Corp.	3,320	329,244
		1,246,130

Natural Gas Utilities (--%)
Energen Corp.	75	3,817

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	2,471	49,148

Oil & Gas (6.3%)
Callon Petroleum Co. (NON)	1,115	15,131
Calumet Specialty Products Partners, LP	360	17,334
EOG Resources, Inc.	7,600	542,184
Giant Industries, Inc. (NON)	2,943	222,638
Harvest Natural Resources, Inc. (NON)	4,089	39,827
Hess Corp.	10,160	563,575
Meridian Resource Corp. (NON)	1,764	4,251
Occidental Petroleum Corp.	14,382	709,176
St. Mary Land & Exploration Co.	3,181	116,679
Tesoro Corp.	670	67,288
Todco Class A (NON)	9,952	401,364
XTO Energy, Inc.	7,350	402,854
		3,102,301

Other (0.6%)
iShares Russell 2000 Index Fund	2,059	163,588
iShares Russell 2000 Value Index Fund	324	49,734
iShares Russell Midcap Growth Index Fund	272	28,984
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	352	54,409
		296,715

Pharmaceuticals (2.9%)
Alpharma, Inc. Class A	6,449	155,292
Bradley Pharmaceuticals, Inc. (NON)	3,785	72,634
Endo Pharmaceuticals Holdings, Inc. (NON)	1,720	50,568
Johnson & Johnson	5,990	360,957
King Pharmaceuticals, Inc. (NON)	14,999	295,030
Mylan Laboratories, Inc.	6,079	128,510
Sciele Pharma, Inc. (NON)	1,493	35,354
Watson Pharmaceuticals, Inc. (NON)	12,283	324,640
		1,422,985

Publishing (--%)
Journal Register Co.	1,581	9,423

Real Estate (3.1%)
Anthracite Capital, Inc. (R)	3,980	47,760
CBL & Associates Properties (R)	3,964	177,746
DiamondRock Hospitality Co. (R)	4,211	80,009
Entertainment Properties Trust (R)	254	15,304
Equity Inns, Inc. (R)	10,503	172,039
FelCor Lodging Trust, Inc. (R)	1,856	48,200
First Industrial Realty Trust (R)	380	17,214
Gramercy Capital Corp. (R)	950	29,146
Highland Hospitality Corp. (R)	10,494	186,793
Hospitality Properties Trust (R)	3,436	160,805
Innkeepers USA Trust (R)	1,169	19,031

LTC Properties, Inc. (R)	1,841	47,700
Medical Properties Trust, Inc. (R)	1,006	14,778
National Health Investors, Inc. (R)	4,338	135,953
National Retail Properties, Inc. (R)	1,699	41,099
Nationwide Health Properties, Inc. (R)	1,852	57,894
NorthStar Realty Finance Corp. (R)	9,608	146,138
Omega Healthcare Investors, Inc. (R)	5,417	92,902
RAIT Investment Trust (R)	1,239	34,618
Resource Capital Corp. (R)	7	113
Winston Hotels, Inc. (R)	1,510	22,695
		1,547,937

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	3,500	16,450

Restaurants (0.8%)
Burger King Holdings, Inc.	8,940	193,104
Denny's Corp. (NON)	574	2,813
Domino's Pizza, Inc.	5,276	171,312
Luby's, Inc. (NON)	1,156	11,294
		378,523

Retail (7.7%)
Aeropostale, Inc. (NON)	7,412	298,185
AnnTaylor Stores Corp. (NON)	7,243	280,884
Bed Bath & Beyond, Inc. (NON)	7,930	318,548
Big Lots, Inc. (NON)	5,563	174,011
Blair Corp.	83	3,485
Books-A-Million, Inc.	3,320	47,277
Brown Shoe Co., Inc.	967	40,614
Buckle, Inc. (The)	1,293	46,160
Cato Corp. (The) Class A	6,423	150,234
CSK Auto Corp. (NON)	2,474	42,553
Dollar Tree Stores, Inc. (NON)	8,452	323,204
DSW, Inc. Class A (NON)	70	2,955
Home Depot, Inc. (The)	22,480	825,915
Ingles Markets, Inc. Class A	337	13,763
Movie Gallery, Inc. (NON) (S)	700	3,147
Nash Finch Co.	970	33,426
Nordstrom, Inc.	3,790	200,643
Payless ShoeSource, Inc. (NON)	6,257	207,732
PC Mall, Inc. (NON)	1,640	16,351
Perry Ellis International, Inc. (NON)	1,155	36,948
Rent-A-Center, Inc. (NON)	5,929	165,893
Shoe Carnival, Inc. (NON)	100	3,330
Systemax, Inc. (S)	944	17,681
Toro Co. (The)	3,744	191,843
USANA Health Sciences, Inc. (NON) (S)	720	33,746
Wolverine World Wide, Inc.	11,817	337,612
		3,816,140

Schools (0.7%)
Career Education Corp. (NON)	11,031	336,446

Semiconductor (0.8%)
Advanced Energy Industries, Inc. (NON)	683	14,370
Applied Materials, Inc.	19,720	361,270
Asyst Technologies, Inc. (NON)	1,600	11,248
Photronics, Inc. (NON)	620	9,641
		396,529

Shipping (0.8%)
Accuride Corp. (NON)	2,545	37,157
Arkansas Best Corp.	1,117	39,709
General Maritime Corp.	13	375
Overseas Shipholding Group	5,316	332,782
		410,023

Software (4.1%)
Hyperion Solutions Corp. (NON)	4,677	242,409
Microsoft Corp.	24,510	683,094
MicroStrategy, Inc. (NON)	3,432	433,770
Oracle Corp. (NON)	31,170	565,112
SYNNEX Corp. (NON)	391	8,305
Websense, Inc. (NON)	4,100	94,259
		2,026,949

Staffing (0.1%)
Heidrick & Struggles International, Inc. (NON)	1,370	66,377

Technology (--%)
Amkor Technologies, Inc. (NON)	1,287	16,062

Technology Services (2.1%)
Acxiom Corp.	7,561	161,730
COMSYS IT Partners, Inc. (NON)	2,790	55,521
Harris Interactive, Inc. (NON)	2,300	13,869
Sohu.com, Inc. (China) (NON)	961	20,594

SonicWall, Inc. (NON)	2,716	22,706
Tyler Technologies, Inc. (NON)	2,193	27,851
United Online, Inc.	20,171	282,999
Western Union Co. (The)	21,390	469,511
		1,054,781

Telecommunications (1.2%)
ADTRAN, Inc.	2,600	63,310
Brightpoint, Inc. (NON)	297	3,398
CenturyTel, Inc.	7,211	325,865
EMS Technologies, Inc. (NON)	300	5,781
j2 Global Communications, Inc. (NON)	2,082	57,713
USA Mobility, Inc.	3,165	63,078
UTStarcom, Inc. (NON) (S)	6,806	56,422
		575,567

Textiles (0.3%)
Jones Apparel Group, Inc.	775	23,816
Kellwood Co.	2,685	78,751
Maidenform Brands, Inc. (NON)	1,930	44,525
		147,092

Tobacco (0.1%)
Alliance One International, Inc. (NON)	2,794	25,789
Universal Corp.	529	32,454
		58,243

Toys (0.7%)
Hasbro, Inc.	12,197	349,078

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	1,514	43,891

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	5,959	340,318
Noble International, Ltd.	693	11,629
Standard Motor Products, Inc.	1,040	17,740
		369,687

Waste Management (--%)
Darling International, Inc. (NON)	449	2,919

Total common stocks (cost $42,833,114)		$49,604,008

SHORT-TERM INVESTMENTS (0.2%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$1,286,711	$1,285,021
Putnam Prime Money Market Fund (e)	102,304	102,304

Total short-term investments (cost $1,387,325)		$1,387,325

TOTAL INVESTMENTS

Total investments (cost $44,220,439) (b)		$50,991,333

     NOTES

(a) Percentages indicated are based on net assets of $49,573,987.

(b) The aggregate identified cost on a tax basis is $44,257,323, resulting in gross unrealized appreciation and depreciation of $8,018,186 and $1,284,176, respectively, or net unrealized appreciation of $6,734,010.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $1,229,299. The fund received cash collateral of $1,285,021 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,488 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $2,187,181 and $2,551,556, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.7%)(a)

	Shares	Value

Aerospace and Defense (0.3%)
United Industrial Corp.	2,945	$162,564

Airlines (1.4%)
Alaska Air Group, Inc. (NON)	2,677	101,994
Continental Airlines, Inc. Class B (NON)	3,734	135,880
ExpressJet Holdings, Inc. (NON)	47,102	275,076
Midwest Express Holdings, Inc. (NON)	12,989	175,481
		688,431

Automotive (1.5%)
Group 1 Automotive, Inc.	352	13,999
Tenneco Automotive, Inc. (NON)	29,731	756,951
		770,950

Banking (2.6%)
BankUnited Financial Corp. Class A	1,812	38,433
Center Financial Corp.	259	5,120
City Bank	2,580	82,844
City Holding Co.	644	26,050
Corus Bankshares, Inc.	30,651	522,906
FirstFed Financial Corp. (NON)	10,775	612,343
Lakeland Financial Corp.	200	4,540
Provident Financial Holdings, Inc.	225	6,192
Republic Bancorp, Inc. Class A	231	5,223
Southwest Bancorp, Inc.	449	11,535
		1,315,186

Basic Materials (--%)
Ameron International Corp.	202	13,304

Biotechnology (0.8%)
Albany Molecular Research, Inc. (NON)	5,062	49,861
Applera Corp.- Applied Biosystems Group	4,734	139,984
Diversa Corp. (NON)	1,993	15,565
Enzon, Inc. (NON)	2,188	17,832
Quidel Corp. (NON)	8,331	99,972
Savient Pharmaceuticals, Inc. (NON)	8,604	103,420
		426,634

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	6,698	103,484

Chemicals (1.8%)
Arch Chemicals, Inc.	620	19,356
FMC Corp.	2,693	203,133
Georgia Gulf Corp.	31,747	514,619
NewMarket Corp.	3,701	150,520
PolyOne Corp. (NON)	1,462	8,918
PW Eagle, Inc.	1,246	41,168
		937,714

Commercial and Consumer Services (2.4%)
ABM Industries, Inc.	319	8,418

CBIZ, Inc. (NON)	1,749	12,418
Chemed Corp.	5,393	264,041
Consolidated Graphics, Inc. (NON)	2,228	164,983
ICT Group, Inc. (NON)	1,200	21,000
infoUSA, Inc.	3,676	35,363
Jackson Hewitt Tax Service, Inc.	8,505	273,691
Landauer, Inc.	926	46,744
Spherion Corp. (NON)	2,326	20,515
Tech Data Corp. (NON)	10,575	378,691
		1,225,864

Communications Equipment (--%)
Zhone Technologies, Inc. (NON)	6,900	8,556

Computers (4.4%)
Brocade Communications Systems, Inc. (NON)	102,903	979,637
Catapult Communications Corp. (NON)	859	8,367
Emulex Corp. (NON)	40,089	733,228
Magma Design Automation, Inc. (NON)	2,421	28,955
Micros Systems, Inc. (NON)	4,023	217,202
MTS Systems Corp.	705	27,382
SPSS, Inc. (NON)	1,161	41,912
Trident Microsystems, Inc. (NON)	9,683	194,241
		2,230,924

Construction (0.1%)
Builders FirstSource, Inc. (NON)	2,011	32,317

Consumer (0.2%)
CSS Industries, Inc.	419	15,704
Helen of Troy, Ltd. (NON)	2,212	50,235
Hooker Furniture Corp.	1,600	32,080
		98,019

Consumer Finance (0.5%)
AmeriCredit Corp. (NON)	3,719	85,016
Asta Funding, Inc.	2,384	102,941
World Acceptance Corp. (NON)	1,506	60,165
		248,122

Consumer Goods (1.6%)
Blyth Industries, Inc.	8,355	176,374
Chattem, Inc. (NON)	10,672	629,008
		805,382

Consumer Services (1.1%)
Labor Ready, Inc. (NON)	28,834	547,558

Distribution (--%)
BlueLinx Holdings, Inc.	1,158	12,159

Electric Utilities (0.7%)
Alliant Energy Corp.	322	14,432
Puget Energy, Inc.	238	6,112
UniSource Energy Corp.	8,807	330,703
		351,247

Electrical Equipment (0.1%)
Insteel Industries, Inc.	2,390	40,128

Electronics (1.8%)

Ansoft Corp. (NON)	1,126	35,627
ASE Test, Ltd. (Taiwan) (NON)	5,983	68,087
Greatbatch, Inc. (NON)	2,875	73,313
LSI Logic Corp. (NON)	6,040	63,058
Methode Electronics, Inc. Class A	2,102	31,047
Nam Tai Electronics, Inc. (Hong Kong)	6,538	84,667
Omnivision Technologies, Inc. (NON)	4,846	62,804
Stoneridge, Inc. (NON)	1,274	13,199
Synopsys, Inc. (NON)	9,953	261,067
TriQuint Semiconductor, Inc. (NON)	16,927	84,635
TTM Technologies, Inc. (NON)	6,231	59,444
Zoran Corp. (NON)	4,302	73,220
		910,168

Energy (3.0%)
Grey Wolf, Inc. (NON)	33,987	227,713
NATCO Group, Inc. (NON)	2,633	89,838
Parker Drilling Co. (NON)	91,497	859,157
Trico Marine Services, Inc. (NON)	9,483	353,337
		1,530,045

Financial (1.4%)
Asset Acceptance Capital Corp. (NON)	916	14,171
Radian Group, Inc.	12,963	711,409
		725,580

Food (--%)
Village Super Market, Inc. Class A	100	9,549

Forest Products and Packaging (0.9%)
Albany International Corp.	1,669	59,984
Buckeye Technologies, Inc. (NON)	1,565	20,314
Graphic Packaging Corp. (NON)	1,476	6,996
Louisiana-Pacific Corp.	2,503	50,210
Schweitzer-Mauduit International, Inc.	12	298
Universal Forest Products, Inc.	6,459	320,043
		457,845

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	763	9,827

Health Care Services (1.3%)
American Dental Partners, Inc. (NON)	2,501	54,347
AMICAS, Inc. (NON)	2,927	8,313
Lincare Holdings, Inc. (NON)	16,395	600,877
Odyssey Healthcare, Inc. (NON)	1,586	20,824
		684,361

Household Furniture and Appliances (1.5%)
American Woodmark Corp.	3,707	136,269
Conn's, Inc. (NON)	602	14,900
Kimball International, Inc. Class B	2,554	49,241
Select Comfort Corp. (NON)	30,037	534,659
Stanley Furniture Co., Inc.	2,313	48,110
		783,179

Insurance (8.9%)
American Financial Group, Inc.	1,050	35,742
American Physicians Capital, Inc. (NON)	3,410	136,673
Amerisafe, Inc. (NON)	3,000	56,550
CNA Surety Corp. (NON)	3,480	73,428

Commerce Group, Inc.	7,306	219,472
Delphi Financial Group Class A	5,646	227,139
EMC Insurance Group, Inc.	1,551	40,016
FBL Financial Group, Inc. Class A	206	8,061
FPIC Insurance Group, Inc. (NON)	100	4,467
Hanover Insurance Group, Inc. (The)	1,427	65,813
Harleysville Group, Inc.	2,960	96,170
HCC Insurance Holdings, Inc.	26,186	806,529
Hilb, Rogal & Hamilton Co.	2,020	99,081
Horace Mann Educators Corp.	1,108	22,769
Infinity Property & Casualty Corp.	1,543	72,305
Midland Co. (The)	1,393	59,091
National Interstate Corp.	341	8,784
Odyssey Re Holdings Corp.	2,129	83,691
Presidential Life Corp.	200	3,944
RenaissanceRe Holdings, Ltd. (Bermuda)	4,755	238,416
Safety Insurance Group, Inc.	3,826	153,499
SeaBright Insurance Holdings, Inc. (NON)	3,789	69,718
Selective Insurance Group	8,418	214,322
Stancorp Financial Group	5,334	262,273
Triad Guaranty, Inc. (NON)	7,730	320,099
W.R. Berkley Corp.	23,851	789,945
Zenith National Insurance Corp.	7,845	370,833
		4,538,830

Investment Banking/Brokerage (0.5%)
IndyMac Bancorp, Inc.	7,429	238,099

Machinery (1.9%)
Applied Industrial Technologies, Inc.	2,594	63,657
Cascade Corp.	5,130	307,184
Gardner Denver, Inc. (NON)	1,090	37,987
Manitowoc Co., Inc. (The)	5,956	378,385
NACCO Industries, Inc. Class A	511	70,217
Regal-Beloit Corp.	1,745	80,933
Wabtec Corp.	1,462	50,424
		988,787

Manufacturing (1.0%)
Teleflex, Inc.	7,574	515,562

Medical Technology (1.2%)
Bausch & Lomb, Inc.	1,323	67,685
Immucor, Inc. (NON)	14,889	438,183
Medical Action Industries, Inc. (NON)	2,442	58,364
Mentor Corp.	1,443	66,378
		630,610

Metal Fabricators (--%)
USEC, Inc. (NON)	814	13,228

Metals (4.6%)
A.M. Castle & Co.	2,857	83,882
AK Steel Holding Corp. (NON)	2,434	56,931
Cleveland-Cliffs, Inc.	11,511	736,819
Quanex Corp.	11,657	493,674
Shiloh Industries, Inc.	424	4,783
Steel Dynamics, Inc.	22,716	981,331
		2,357,420

Natural Gas Utilities (--%)
Energen Corp.	111	5,649

Office Equipment & Supplies (0.2%)
Steelcase, Inc.	5,629	111,961

Oil & Gas (4.6%)
Callon Petroleum Co. (NON)	1,643	22,296
Calumet Specialty Products Partners, LP	913	43,961
Giant Industries, Inc. (NON)	8,478	641,361
Harvest Natural Resources, Inc. (NON)	8,190	79,771
Meridian Resource Corp. (NON)	3,956	9,534
St. Mary Land & Exploration Co.	9,321	341,894
Tesoro Corp.	1,823	183,084
Todco Class A (NON)	24,918	1,004,943
		2,326,844

Other (2.5%)
iShares Russell 2000 Index Fund	8,954	711,395
iShares Russell 2000 Value Index Fund	1,358	208,453
iShares Russell Midcap Growth Index Fund	1,180	125,741
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	1,617	249,940
		1,295,529

Pharmaceuticals (5.5%)
Alpharma, Inc. Class A	16,552	398,572
Bradley Pharmaceuticals, Inc. (NON)	9,467	181,672
Endo Pharmaceuticals Holdings, Inc. (NON)	5,173	152,086
King Pharmaceuticals, Inc. (NON)	43,693	859,441
Mylan Laboratories, Inc.	16,832	355,828
Sciele Pharma, Inc. (NON)	2,876	68,104
Watson Pharmaceuticals, Inc. (NON)	30,744	812,564
		2,828,267

Publishing (0.1%)
Journal Register Co.	3,438	20,490

Real Estate (7.9%)
Anthracite Capital, Inc. (R)	11,473	137,676
CBL & Associates Properties (R)	11,706	524,897
DiamondRock Hospitality Co. (R)	11,679	221,901
Entertainment Properties Trust (R)	626	37,717
Equity Inns, Inc. (R)	24,466	400,753
FelCor Lodging Trust, Inc. (R)	5,849	151,899
First Industrial Realty Trust (R)	953	43,171
Gramercy Capital Corp. (R)	2,373	72,804
Highland Hospitality Corp. (R)	25,037	445,659
Hospitality Properties Trust (R)	9,812	459,202
Innkeepers USA Trust (R)	2,844	46,300
LTC Properties, Inc. (R)	4,996	129,446
Medical Properties Trust, Inc. (R)	2,567	37,709
National Health Investors, Inc. (R)	10,972	343,862
National Retail Properties, Inc. (R)	4,229	102,300
Nationwide Health Properties, Inc. (R)	5,340	166,928
NorthStar Realty Finance Corp. (R)	24,053	365,846
Omega Healthcare Investors, Inc. (R)	12,263	210,310
RAIT Investment Trust (R)	3,296	92,090
Resource Capital Corp. (R)	16	258
Winston Hotels, Inc. (R)	3,793	57,009
		4,047,737

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	8,286	38,944

Restaurants (0.9%)
Denny's Corp. (NON)	1,224	5,998
Domino's Pizza, Inc.	14,080	457,178
Luby's, Inc. (NON)	1,703	16,638
		479,814

Retail (11.4%)
Aeropostale, Inc. (NON)	18,951	762,399
AnnTaylor Stores Corp. (NON)	20,062	778,004
Blair Corp.	123	5,165
Books-A-Million, Inc.	8,533	121,510
Brown Shoe Co., Inc.	2,434	102,228
Buckle, Inc. (The)	3,003	107,207
Cato Corp. (The) Class A	13,943	326,127
CSK Auto Corp. (NON)	6,815	117,218
Dollar Tree Stores, Inc. (NON)	23,368	893,592
DSW, Inc. Class A (NON)	181	7,640
Ingles Markets, Inc. Class A	496	20,257
Movie Gallery, Inc. (NON)	1,810	8,136
Nash Finch Co.	1,400	48,244
Payless ShoeSource, Inc. (NON)	18,700	620,840
PC Mall, Inc. (NON)	4,108	40,957
Perry Ellis International, Inc. (NON)	2,136	68,331
Rent-A-Center, Inc. (NON)	14,608	408,732
Shoe Carnival, Inc. (NON)	100	3,330
Systemax, Inc.	1,650	30,905
Toro Co. (The)	9,338	478,479
Tween Brands, Inc. (NON)	290	10,359
USANA Health Sciences, Inc. (NON)	963	45,136
Wolverine World Wide, Inc.	28,326	809,274
		5,814,070

Schools (2.0%)
Career Education Corp. (NON)	33,486	1,021,323

Semiconductor (0.1%)
Advanced Energy Industries, Inc. (NON)	1,006	21,166
Asyst Technologies, Inc. (NON)	3,500	24,605
Photronics, Inc. (NON)	1,593	24,771
		70,542

Shipping (1.9%)
Accuride Corp. (NON)	2,727	39,814
Arkansas Best Corp.	2,817	100,144
General Maritime Corp.	32	924
Overseas Shipholding Group	13,300	832,580
		973,462

Software (3.8%)
Hyperion Solutions Corp. (NON)	12,043	624,189
MicroStrategy, Inc. (NON)	8,338	1,053,840
SYNNEX Corp. (NON)	994	21,113
Websense, Inc. (NON)	11,150	256,339
		1,955,481

Staffing (0.2%)
Heidrick & Struggles International, Inc. (NON)	2,200	106,590

Technology (0.1%)
Amkor Technologies, Inc. (NON)	3,425	42,744

Technology Services (2.7%)
Acxiom Corp.	19,881	425,255
COMSYS IT Partners, Inc. (NON)	7,173	142,743
Harris Interactive, Inc. (NON)	5,800	34,974
Sohu.com, Inc. (China) (NON)	2,558	54,818
SonicWall, Inc. (NON)	4,000	33,440
Tyler Technologies, Inc. (NON)	2,200	27,940
United Online, Inc.	47,125	661,164
		1,380,334

Telecommunications (3.2%)
ADTRAN, Inc.	7,334	178,583
Brightpoint, Inc. (NON)	618	7,070
CenturyTel, Inc.	20,846	942,031
EMS Technologies, Inc. (NON)	700	13,489
j2 Global Communications, Inc. (NON)	5,754	159,501
USA Mobility, Inc.	7,919	157,826
UTStarcom, Inc. (NON)	18,482	153,216
		1,611,716

Textiles (0.8%)
Jones Apparel Group, Inc.	1,979	60,815
Kellwood Co.	7,741	227,044
Maidenform Brands, Inc. (NON)	4,829	111,405
		399,264

Tobacco (0.3%)
Alliance One International, Inc. (NON)	7,510	69,317
Universal Corp.	1,323	81,166
		150,483

Toys (1.7%)
Hasbro, Inc.	30,530	873,769

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON)	4,086	118,453

Trucks & Parts (1.8%)
Autoliv, Inc. (Sweden)	14,907	851,328
Noble International, Ltd.	1,022	17,149
Standard Motor Products, Inc.	2,596	44,314
		912,791

Waste Management (--%)
Darling International, Inc. (NON)	481	3,127
Total common stocks (cost $44,292,809)		$51,001,017

SHORT-TERM INVESTMENTS (0.7%)(a) (cost $348,979)

	Shares	Value

Putnam Prime Money Market Fund (e)	348,979	$348,979

TOTAL INVESTMENTS
Total investments (cost $44,641,788 ) (b)		$51,349,996

NOTES

(a) Percentages indicated are based on net assets of $51,137,888.

(b) The aggregate identified cost on a tax basis is $44,684,769, resulting in gross unrealized appreciation and depreciation of $8,520,033 and $1,854,806, respectively, or net unrealized appreciation of $6,665,227.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $5,000 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $3,845,758 and $3,745,397, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
FTD Group, Inc.	10,100	$166,953
Omnicom Group, Inc.	1,000	102,380
		269,333

Aerospace and Defense (2.3%)
Alliant Techsystems, Inc. (NON)	1,400	123,088
Boeing Co. (The)	2,350	208,939
L-3 Communications Holdings, Inc.	1,050	91,844
Lockheed Martin Corp.	2,100	203,742
United Technologies Corp.	3,150	204,750
		832,363

Automotive (0.4%)
Harley-Davidson, Inc.	2,550	149,813

Banking (1.5%)
Commerce Bancorp, Inc.	3,550	118,499
U.S. Bancorp	4,500	157,365
Wells Fargo & Co.	4,750	163,543
Wilmington Trust Corp.	2,285	96,358
		535,765

Basic Materials (0.6%)
Ceradyne, Inc. (NON)	3,700	202,538

Beverage (0.4%)
Central European Distribution Corp. (NON)	5,500	160,105

Biotechnology (2.8%)
Amgen, Inc. (NON)	2,150	120,142
BioMarin Pharmaceuticals, Inc. (NON)	5,100	88,026
Genentech, Inc. (NON)	1,000	82,120
MedImmune, Inc. (NON)	12,900	469,431
PDL BioPharma, Inc. (NON)	11,100	240,870
		1,000,589

Building Materials (1.2%)
Genlyte Group, Inc. (The) (NON)	2,300	162,265
Sherwin-Williams Co. (The)	3,850	254,254
		416,519

Commercial and Consumer Services (4.0%)
Alliance Data Systems Corp. (NON)	1,100	67,782
CDW Corp.	650	39,930
Chemed Corp.	5,200	254,592
Dun & Bradstreet Corp. (The)	750	68,400
Equifax, Inc.	6,200	225,990
infoUSA, Inc.	14,900	143,338
Manpower, Inc.	1,900	140,163
Navigant Consulting, Inc. (NON)	10,500	207,480
Pre-Paid Legal Services, Inc. (NON)	5,700	285,627
		1,433,302

Communications Equipment (2.2%)
Avaya, Inc. (NON)	14,500	171,245
Cisco Systems, Inc. (NON)	12,350	315,296
Qualcomm, Inc.	2,800	119,448
Tekelec (NON)	13,400	199,794
		805,783

Computers (3.8%)
Apple Computer, Inc. (NON)	2,450	227,630
Avocent Corp. (NON)	4,000	107,880
Dell, Inc. (NON)	4,030	93,536
Electronics for Imaging, Inc. (NON)	5,400	126,630
EMC Corp. (NON)	9,150	126,728
Jack Henry & Associates, Inc.	8,500	204,425
Mentor Graphics Corp. (NON)	9,300	151,962
National Instruments Corp.	9,000	236,070
Network Appliance, Inc. (NON)	2,600	94,952
		1,369,813

Conglomerates (0.5%)
Danaher Corp.	2,650	189,343

Consumer Finance (1.2%)
Capital One Financial Corp.	3,550	267,883
Countrywide Financial Corp.	5,100	171,564

		439,447

Consumer Goods (0.9%)
Colgate-Palmolive Co.	1,200	80,148
Procter & Gamble Co. (The)	3,900	246,324
		326,472

Consumer Services (0.8%)
Liberty Media Holding Corp. - Interactive Class A (NON)	2,500	59,550
Nutri/System, Inc. (NON)	4,400	230,604
		290,154

Electrical Equipment (0.9%)
Superior Essex, Inc. (NON)	3,500	121,345
WESCO International, Inc. (NON)	3,400	213,452
		334,797

Electronics (4.3%)
Agere Systems, Inc. (NON)	15,400	348,348
Amphenol Corp. Class A	4,700	303,479
Avnet, Inc. (NON)	5,900	213,226
General Cable Corp. (NON)	2,800	149,604
Microchip Technology, Inc.	1,650	58,625
RF Micro Devices, Inc. (NON)	34,500	214,935
Trimble Navigation, Ltd. (NON)	4,600	123,464
TTM Technologies, Inc. (NON)	14,300	136,422
		1,548,103

Energy (3.8%)
Cameron International Corp. (NON)	4,500	282,555
FMC Technologies, Inc. (NON)	2,000	139,520
Grant Prideco, Inc. (NON)	3,400	169,456
Halliburton Co.	3,850	122,199
Helix Energy Solutions Group, Inc. (NON)	3,600	134,244
National-Oilwell Varco, Inc. (NON)	4,400	342,276
Smith International, Inc.	4,100	197,005
		1,387,255

Environmental (0.5%)
Foster Wheeler, Ltd. (NON)	3,200	186,848

Financial (2.7%)
Advanta Corp. Class B	4,400	192,896
American Express Co.	2,100	118,440
Assurant, Inc.	1,100	58,993
FCStone Group, Inc. (NON)	1,415	52,808
IntercontinentalExchange, Inc. (NON)	1,925	235,254
Moody's Corp.	1,100	68,266
Nasdaq Stock Market, Inc. (The) (NON)	5,600	164,696
SLM Corp.	2,250	92,025
		983,378

Health Care Services (5.8%)
Alnylam Pharmaceuticals, Inc. (NON)	4,400	79,200
AMERIGROUP Corp. (NON)	7,100	215,840
AmSurg Corp. (NON)	3,800	93,062
Charles River Laboratories International, Inc. (NON)	3,000	138,780
Express Scripts, Inc. (NON)	1,400	113,008
Laboratory Corp. of America Holdings (NON)	5,600	406,728
LifePoint Hospitals, Inc. (NON)	5,100	194,922
Medco Health Solutions, Inc. (NON)	1,900	137,807
UnitedHealth Group, Inc.	5,199	275,391
WellCare Health Plans, Inc. (NON)	2,000	170,500
WellPoint, Inc. (NON)	3,350	271,685
		2,096,923

Homebuilding (0.2%)
NVR, Inc. (NON)	84	55,860

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	3,500	297,185

Insurance (1.9%)
American Financial Group, Inc.	2,930	99,737
American International Group, Inc.	5,100	342,822
Berkshire Hathaway, Inc. Class B (NON)	31	112,840
Safety Insurance Group, Inc.	3,000	120,360
		675,759

Investment Banking/Brokerage (3.7%)
Affiliated Managers Group (NON)	2,000	216,700
Bear Stearns Cos., Inc. (The)	1,850	278,148
BlackRock, Inc.	500	78,155
E*Trade Financial Corp. (NON)	3,700	78,514
Franklin Resources, Inc.	800	96,664
Goldman Sachs Group, Inc. (The)	1,550	320,277
Penson Worldwide, Inc. (NON)	6,100	184,159

T. Rowe Price Group, Inc.	1,650	77,864
		1,330,481

Lodging/Tourism (0.5%)
Las Vegas Sands Corp. (NON)	800	69,288
Royal Caribbean Cruises, Ltd.	1,250	52,700
Wyndham Worldwide Corp. (NON)	1,950	66,593
		188,581

Machinery (3.6%)
Cummins, Inc.	1,200	173,664
Gardner Denver, Inc. (NON)	4,700	163,795
Lincoln Electric Holdings, Inc.	3,000	178,680
Parker-Hannifin Corp.	3,550	306,401
Timken Co.	7,900	239,449
Wabtec Corp.	6,900	237,981
		1,299,970

Manufacturing (0.8%)
Actuant Corp. Class A	3,600	182,916
Dover Corp.	1,800	87,858
		270,774

Media (0.6%)
Walt Disney Co. (The)	4,450	153,214
Xinhua Finance Media, Ltd. ADR (China) (NON)	5,600	61,432
		214,646

Medical Technology (5.6%)
Accuray, Inc. (NON)	1,700	37,808
Becton, Dickinson and Co.	1,150	88,424
C.R. Bard, Inc.	3,900	310,089
Dade Behring Holdings, Inc.	5,600	245,560
DENTSPLY International, Inc.	7,800	255,450
Edwards Lifesciences Corp. (NON)	5,800	294,060
Hospira, Inc. (NON)	8,600	351,740
Kinetic Concepts, Inc. (NON)	4,770	241,553
Medtronic, Inc.	2,550	125,103
St. Jude Medical, Inc. (NON)	1,500	56,415
		2,006,202

Metals (3.8%)
Agnico-Eagle Mines, Ltd. (Canada)	7,800	276,276
Cameco Corp. (Canada)	6,300	257,922
Freeport-McMoRan Copper & Gold, Inc. Class B	3,400	225,046
Goldcorp, Inc. (Toronto Exchange) (Canada)	5,130	123,223
Hecla Mining Co. (NON)	17,200	155,832
PAN American Silver Corp. (Canada) (NON)	5,200	153,868
Steel Dynamics, Inc.	3,800	164,160
		1,356,327

Office Equipment & Supplies (0.5%)
Global Imaging Systems, Inc. (NON)	8,800	171,600

Oil & Gas (2.3%)
ATP Oil & Gas Corp. (NON)	3,300	124,080
Devon Energy Corp.	1,900	131,518
EOG Resources, Inc.	900	64,206
Helmerich & Payne, Inc.	5,600	169,904
Hess Corp.	1,650	91,526
Occidental Petroleum Corp.	1,600	78,896
Valero Energy Corp.	2,450	158,001
		818,131

Pharmaceuticals (3.5%)
Barr Pharmaceuticals, Inc. (NON)	4,800	222,480
Cephalon, Inc. (NON)	5,800	413,018
Johnson & Johnson	4,050	244,053
Mylan Laboratories, Inc.	7,600	160,664
Salix Pharmaceuticals, Ltd. (NON)	11,270	142,002
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,650	61,760
		1,243,977

Publishing (0.6%)
McGraw-Hill Cos., Inc. (The)	3,450	216,936

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	10,450	357,181
HFF, Inc. Class A (NON)	3,600	54,000
		411,181

Restaurants (3.0%)
Domino's Pizza, Inc.	10,700	347,429
Jack in the Box, Inc. (NON)	2,200	152,086
Papa John's International, Inc. (NON)	5,300	155,820
Sonic Corp. (NON)	6,800	151,504

Starbucks Corp. (NON)	4,300	134,848
Yum! Brands, Inc.	2,550	147,288
		1,088,975

Retail (8.8%)
A.C. Moore Arts & Crafts, Inc. (NON)	8,800	187,792
Abercrombie & Fitch Co. Class A	3,300	249,744
Advance Auto Parts, Inc.	4,600	177,330
AnnTaylor Stores Corp. (NON)	5,300	205,534
Bed Bath & Beyond, Inc. (NON)	1,950	78,332
Best Buy Co., Inc.	2,700	131,544
Dollar Tree Stores, Inc. (NON)	4,200	160,608
Dress Barn, Inc. (NON)	9,200	191,452
Expedia, Inc. (NON)	7,500	173,850
Home Depot, Inc. (The)	3,600	132,264
Kohl's Corp. (NON)	1,250	95,763
Lowe's Cos., Inc.	4,650	146,429
OfficeMax, Inc.	4,800	253,152
Pacific Sunwear of California, Inc. (NON)	14,200	295,786
Ross Stores, Inc.	8,350	287,240
Staples, Inc.	9,500	245,480
Timberland Co. (The) Class A (NON)	5,900	153,577
		3,165,877

Schools (0.7%)
Career Education Corp. (NON)	8,500	259,250

Semiconductor (2.9%)
Advanced Energy Industries, Inc. (NON)	4,700	98,888
Applied Materials, Inc.	6,350	116,332
Brooks Automation, Inc. (NON)	7,300	125,195
Cymer, Inc. (NON)	4,400	182,820
Formfactor, Inc. (NON)	4,792	214,442
Lam Research Corp. (NON)	3,600	170,424
Micrel, Inc. (NON)	13,800	152,076
		1,060,177

Shipping (0.3%)
Omega Navigation Enterprises, Inc. (Marshall Islands)	7,900	123,477

Software (5.8%)
Adobe Systems, Inc. (NON)	3,900	162,630
Autodesk, Inc. (NON)	7,250	272,600
Cadence Design Systems, Inc. (NON)	12,200	256,932
Epicor Software Corp. (NON)	18,700	260,117
Glu Mobile, Inc. (NON)	8,000	80,000
Manhattan Associates, Inc. (NON)	4,900	134,407
Microsoft Corp.	9,900	275,913
Oracle Corp. (NON)	12,100	219,373
Parametric Technology Corp. (NON)	9,600	183,264
Sybase, Inc. (NON)	10,200	257,856
		2,103,092

Staffing (0.5%)
Administaff, Inc.	5,500	193,600

Technology (0.5%)
ON Semiconductor Corp. (NON)	20,600	183,752

Technology Services (3.2%)
Accenture, Ltd. Class A (Bermuda)	1,400	53,956
Automatic Data Processing, Inc.	3,600	174,240
Checkfree Corp. (NON)	2,750	101,998
Covansys Corp. (NON)	6,457	159,359
eBay, Inc. (NON)	4,750	157,463
Fiserv, Inc. (NON)	3,500	185,710
Google, Inc. Class A (NON)	453	207,546
Western Union Co. (The)	4,860	106,677
		1,146,949

Telecommunications (0.1%)
Aruba Networks, Inc. (NON)	1,700	24,939

Textiles (0.7%)
Coach, Inc. (NON)	1,250	62,563
Maidenform Brands, Inc. (NON)	8,200	189,174
		251,737

Toys (0.6%)
Jakks Pacific, Inc. (NON)	8,600	205,540

Transportation Services (0.1%)
Expeditors International of Washington, Inc.	950	39,254

Other (0.3%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	650	92,287

Total common stocks (cost $30,351,372)		$35,455,159

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

MarketSoft Software Corp.- escrow (acquired 2/9/06,
cost $842) (Private)(RES)(NON)(F)	25,369	$1,369
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
07/27/00, cost $45,808) (Private) (RES)(NON)(F)	16,600	830

Total convertible preferred stocks (cost $46,650)		$2,199

SHORT-TERM INVESTMENTS (1.9%)(a) (cost $678,037)
	Shares	Value

Putnam Prime Money Market Fund (e)	678,037	$678,037

TOTAL INVESTMENTS

Total investments (cost $31,076,059) (b)		$36,135,395

NOTES

(a) Percentages indicated are based on net assets of $36,077,235.

(b) The aggregate identified cost on a tax basis is $31,181,338, resulting in gross unrealized appreciation and depreciation of $5,598,621 and $644,564, respectively, or net unrealized appreciation of $4,954,057.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $2,199 or less than 0.1% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,802 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $3,722,464 and $3,645,955, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/07 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (19.8%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012		$5,838,750	$5,534,941
Brazil (Federal Republic of) bonds 6s, 2017		1,070,000	1,076,955
Canada (Government of) bonds 5 1/2s, 2010	CAD	1,800,000	1,629,791
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	617,638
Colombia (Republic of) notes 10s, 2012		$1,439,000	1,692,984
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	4,819,385
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	4,136,355
France (Government of) bonds 4s, 2009	EUR	920,000	1,228,353
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	20,830,000	26,326,234
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	4,710,000	6,320,709
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$1,395,000	1,374,075
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	7,988,345
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	797,970,000	6,655,780
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	12,836,000	1,197,562
Peru (Republic of) bonds 8 3/4s, 2033		$350,000	460,250
Russia (Federation of) unsub. stepped-coupon 5s
(7 1/2s, 4/1/07), 2030 (STP)		3,667,000	4,158,378
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 4/1/07), 2030 (STP)		2,244,575	2,545,348
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,335,538
South Africa (Republic of) notes 7 3/8s, 2012		1,075,000	1,167,988
South Africa (Republic of) notes 6 1/2s, 2014		1,030,000	1,090,770
Spain (Kingdom of) bonds 5s, 2012	EUR	1,800,000	2,508,382
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,502,109
Turkey (Republic of) notes 11s, 2013		$805,000	984,113
Turkey (Republic of) notes 6 7/8s, 2036		2,280,000	2,177,400
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		1,075,000	1,090,050
United Mexican States bonds Ser. MTN, 8.3s, 2031		1,810,000	2,333,090
Venezuela (Republic of) notes 10 3/4s, 2013		785,000	953,775

Total foreign government bonds and notes (cost $90,337,615)			$95,906,298

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (11.9%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2021 to
September 1, 2021		$730,792	$743,153
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022		10,591	11,019
7s, June 1, 2032		879	912
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034		238,713	244,923
6s, with due dates from May 1, 2021 to
September 1, 2021		3,825,118	3,889,219
6s, TBA, May 1, 2037		600,000	604,125
6s, TBA, April 1, 2037		600,000	604,406
5 1/2s, with due dates from October 1, 2035 to
December 1, 2036		1,022,472	1,012,093
5 1/2s, with due dates from February 1, 2020 to
March 1, 2021		1,114,940	1,117,382
5 1/2s, TBA, May 1, 2037		22,200,000	21,956,319
5 1/2s, TBA, April 1, 2037		22,200,000	21,962,391
5s, with due dates from December 1, 2019 to
June 1, 2021		524,161	517,089
4 1/2s, with due dates from August 1, 2020 to
May 1, 2034		5,291,445	5,058,800

Total U.S. government agency mortgage obligations (cost $57,779,607)			$57,721,831

U.S. TREASURY OBLIGATIONS (15.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$20,605,965
6 1/4s, August 15, 2023		8,570,000	9,840,770
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	15,806,684
3 1/4s, August 15, 2008		12,217,000	11,971,706
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	17,045,566

Total U.S. treasury obligations (cost $72,667,312)			$75,270,691

CORPORATE BONDS AND NOTES (15.3%)(a)
		Principal amount	Value

Basic Materials (1.2%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$105,000	$100,275
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		70,000	71,050
Chaparral Steel Co. company guaranty 10s, 2013		366,000	408,090
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	112,000	162,640
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$240,000	233,400
Compass Minerals International, Inc. sr. notes

stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		650,000	655,688
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		79,000	79,000
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		335,000	310,391
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		619,000	668,520
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	334,325
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	324,063
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		69,000	73,313
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		315,000	324,450
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		165,000	174,075
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		100,000	104,250
Nalco Co. sr. sub. notes 8 7/8s, 2013		471,000	500,438
NewPage Corp. company guaranty 10s, 2012		87,000	95,156
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		170,000	172,550
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
various dates from 1/28/05 to 1/26/07, cost $173,925)
(RES)		171,000	180,833
PQ Corp. company guaranty 7 1/2s, 2013		50,000	50,500
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	281,615
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		$268,000	268,670
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	310,775
			5,884,067

Capital Goods (0.9%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		91,000	91,228
Blount, Inc. sr. sub. notes 8 7/8s, 2012		233,000	241,155
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		118,000	121,393
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,677,000	1,651,845
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		603,000	585,664
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	1,008,150
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		120,000	127,950
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		26,000	25,220
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		301,000	316,803
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	80,185
			4,249,593

Communication Services (0.8%)
American Cellular Corp. company guaranty 9 1/2s, 2009		170,000	167,025
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	438,685
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		170,000	177,225
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		670,000	633,150
iPCS, Inc. sr. notes 11 1/2s, 2012		245,000	269,500
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	281,190
Qwest Corp. debs. 7 1/4s, 2025		148,000	152,625
Qwest Corp. notes 8 7/8s, 2012		947,000	1,046,435
Qwest Corp. sr. notes 7 5/8s, 2015		309,000	329,858
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	58,025
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		137,000	141,110
			3,694,828

Consumer Cyclicals (2.8%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		540,000	563,625
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		130,000	134,225
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	120,698
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		238,256	246,595
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		38,000	39,758
Dex Media, Inc. notes 8s, 2013		79,000	82,753
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		427,000	457,424
Ford Motor Co. notes 7.45s, 2031		342,000	264,623
Ford Motor Credit Corp. notes 7 7/8s, 2010		175,000	175,651
Ford Motor Credit Corp. notes 7 3/8s, 2009		139,000	138,745
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		503,000	530,183
Ford Motor Credit Corp. sr. unsec 8s, 2016		120,000	115,592
Ford Motor Credit Corp. 144A sr. unsec. notes 9 3/4s,
2010		316,000	332,856
General Motors Corp. debs. 9.4s, 2021		65,000	63,700
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		299,000	328,153
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011		175,000	188,125
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014		65,000	66,219
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		615,000	626,531
Jostens IH Corp. company guaranty 7 5/8s, 2012		543,000	552,503
Levi Strauss & Co. sr. notes 9 3/4s, 2015		502,000	550,945
Levi Strauss & Co. sr. notes 8 7/8s, 2016		205,000	219,350
Meritage Homes Corp. company guaranty 6 1/4s, 2015		149,000	132,610
Meritor Automotive, Inc. notes 6.8s, 2009		60,000	60,300
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		395,000	422,156
MGM Mirage, Inc. company guaranty 6s, 2009		881,000	882,101

Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	143,000	131,203
NTK Holdings, Inc. sr. disc. notes zero %, 2014	87,000	63,075
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	390,000	403,650
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	185,000	193,325
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	191,000	196,730
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	110,000	113,025
PRIMEDIA, Inc. sr. notes 8s, 2013	411,000	425,385
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	51,000	49,598
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	204,000	198,390
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	345,000	365,700
Scientific Games Corp. company guaranty 6 1/4s, 2012	499,000	489,020
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	560,000	589,400
Standard Pacific Corp. sr. notes 7 3/4s, 2013	99,000	95,040
Station Casinos, Inc. sr. notes 6s, 2012	290,000	280,938
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	74,000	77,145
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	122,000	125,660
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	344,000	334,540
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	87,000	87,870
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	250,000	252,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	469,000	474,863
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	121,000	114,345
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	730,000	732,738
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	428,000	423,720
		13,513,281

Consumer Staples (2.2%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	457,238
AMC Entertainment, Inc. company guaranty 11s, 2016	208,000	236,860
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	171,000	173,993
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	79,400	4,149
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	205,000	209,100
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	64,000	67,520
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	1,048,000	1,087,300
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	193,000	203,374
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	15,000	14,588
Church & Dwight Co., Inc. company guaranty 6s, 2012	349,000	340,275
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	805,000	736,575
CSC Holdings, Inc. debs. 7 5/8s, 2018	156,000	157,560
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	300,000	307,500
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	854,000	847,595
Del Monte Corp. company guaranty 6 3/4s, 2015	250,000	247,188
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	470,000	488,800
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	526,000	499,700
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,637,000	1,647,231
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	89,000	83,660
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	563,000	612,291
Playtex Products, Inc. company guaranty 9 3/8s, 2011	131,000	135,421
Playtex Products, Inc. sec. notes 8s, 2011	630,000	658,350
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	369,000	381,915
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	342,000	363,803
Rental Services Corp. 144A bonds 9 1/2s, 2014	55,000	58,575
United Rentals NA, Inc. sr. sub. notes 7s, 2014	253,000	252,368
Young Broadcasting, Inc. company guaranty 10s, 2011	202,000	198,970
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	131,000	122,158
		10,594,057

Energy (3.1%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,110,000	1,091,963
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	337,000	351,323
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	620,000	602,950
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	903,000	943,635
Complete Production Services, Inc. 144A sr. notes 8s,
2016	380,000	389,500
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	420,000	407,400
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	595,000	596,488
Forest Oil Corp. sr. notes 8s, 2011	465,000	484,763
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	456,000	437,190
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	395,000	373,769
Massey Energy Co. sr. notes 6 5/8s, 2010	639,000	645,390
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	294,000	294,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	555,000	528,638
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	353,215	361,729
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	290,000	302,853
Peabody Energy Corp. sr. notes 5 7/8s, 2016	620,000	595,200
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	385,000	403,418

Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	1,000,000	1,355,500
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	2,788,000	2,793,576
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	615,000	654,975
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	595,000	605,413
Pride International, Inc. sr. notes 7 3/8s, 2014	675,000	691,875
		14,911,548

Financial (1.3%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	1,087,000	1,097,925
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	280,000	281,400
Finova Group, Inc. notes 7 1/2s, 2009	327,500	90,063
General Motors Acceptance Corp. FRN 6.306s, 2007	265,000	264,999
General Motors Acceptance Corp. notes 7 3/4s, 2010	66,000	67,744
General Motors Acceptance Corp. notes 7s, 2012	70,000	70,354
General Motors Acceptance Corp. notes 6 7/8s, 2012	133,000	132,464
General Motors Acceptance Corp. notes 6 3/4s, 2014	509,000	500,394
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	67,000	66,138
Liberty Mutual Insurance 144A notes 7.697s, 2097	480,000	501,248
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	1,040,000	1,051,960
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	695,000	718,456
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	400,000	413,500
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	1,000,000	1,071,250
		6,327,895

Health Care (1.1%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	45,000	46,350
DaVita, Inc. company guaranty 6 5/8s, 2013	119,000	119,000
HCA, Inc. notes 6 3/8s, 2015	164,000	140,015
HCA, Inc. notes 5 3/4s, 2014	202,000	172,458
HCA, Inc. 144A sec. notes 9 1/4s, 2016	460,000	496,225
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	400,000	432,000
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	515,000	468,650
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	630,000	613,463
Service Corporation International debs. 7 7/8s, 2013	63,000	65,205
Service Corporation International sr. notes 7s, 2017	127,000	127,953
Service Corporation International sr. notes 6 3/4s,
2016	406,000	403,970
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	542,000	527,095
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	301,844
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	197,000	198,970
US Oncology, Inc. company guaranty 9s, 2012	350,000	373,625
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	287,000	290,588
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	260,000	292,500
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	153,000	157,208
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	135,000	137,700
		5,364,819

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	253,000	255,846
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	276,000	273,930
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	556,000	556,695
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)	278,000	278,695
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	164,400
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	135,100
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	9,680
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	256,000	274,560
Xerox Corp. sr. notes 7 5/8s, 2013	284,000	297,845
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	165,000	172,659
		2,419,410

Utilities & Power (1.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	51,240
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	465,430
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	350,000	371,000
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	164,300
Colorado Interstate Gas Co. debs. 6.85s, 2037	290,000	304,465
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	78,000	78,487
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	104,000	108,420
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	122,000	125,965
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	194,178
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	742,000	775,390
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	387,100
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	469,000	508,865
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	614,000	669,260
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	174,675

Orion Power Holdings, Inc. sr. notes 12s, 2010		550,000	635,250
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		434,000	444,513
Southern Union Co. jr. sub. FRN 7.2s, 2066		145,000	146,169
Teco Energy, Inc. notes 7.2s, 2011		150,000	159,000
Teco Energy, Inc. notes 7s, 2012		255,000	269,025
Teco Energy, Inc. sr. notes 6 3/4s, 2015		24,000	25,230
Tennessee Gas Pipeline Co. debs. 7s, 2028		65,000	69,593
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		127,000	141,667
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		350,000	378,875
Utilicorp United, Inc. sr. notes 9.95s, 2011		15,000	16,425
Williams Cos., Inc. (The) notes 8 3/4s, 2032		120,000	138,300
Williams Cos., Inc. (The) notes 7 5/8s, 2019		320,000	348,000
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		128,000	129,760
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017		105,000	111,038
			7,391,620

Total corporate bonds and notes (cost $72,871,276)			$74,351,118

COLLATERALIZED MORTGAGE OBLIGATIONS (12.2%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$235,000	$234,344
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	125,631
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	237,720
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022		476,000	475,586
FRB Ser. 05-ESHA, Class K, 7.12s, 2020		531,000	530,537
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		296,000	296,076
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		372,000	372,681
Bayview Commercial Asset Trust Ser. 07-1, Class A,
Interest Only (IO), 1.211s, 2037		3,259,129	428,479
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.453s, 2032		189,000	210,855
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018		460,000	460,000
Broadgate Financing PLC sec. FRB Ser. D, 6.127s, 2023
(United Kingdom)	GBP	340,800	667,708
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.257s, 2046		$4,112,768	167,081
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		4,332,442	10,831
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.92s, 2017		179,000	178,999
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		534,000	534,000
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,281,020
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		291,000	291,000
Ser. 98-C1, Class F, 6s, 2040		758,000	731,411
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	242,150
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.85s, 2031		12,184,076	129,456
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	230,922
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		723,280	688,049
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		212,000	199,280
Ser. 97-CF1, Class B1, 7.91s, 2030		199,745	199,845
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.433s, 2014 (Ireland)	GBP	371,000	729,943
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.441s, 2014 (United Kingdom)	GBP	258,431	507,497
Fannie Mae
IFB Ser. 06-70, Class SM, 9.605s, 2036		$196,655	212,482
IFB Ser. 06-62, Class PS, 7.98s, 2036		466,689	522,375
IFB Ser. 06-76, Class QB, 7.68s, 2036		1,298,862	1,380,115
Ser. 04-W8, Class 3A, 7 1/2s, 2044		274,680	289,542
Ser. 04-W2, Class 5A, 7 1/2s, 2044		907,372	954,634
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		237,573	250,154
Ser. 03-W4, Class 4A, 7 1/2s, 2042		72,331	75,555
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		180,004	188,406
Ser. 02-T19, Class A3, 7 1/2s, 2042		159,618	167,114
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		2,155	2,255
Ser. 02-W1, Class 2A, 7 1/2s, 2042		292,868	305,138
Ser. 02-14, Class A2, 7 1/2s, 2042		1,346	1,407
Ser. 01-T10, Class A2, 7 1/2s, 2041		208,010	216,665
Ser. 02-T4, Class A3, 7 1/2s, 2041		722	752
Ser. 01-T8, Class A1, 7 1/2s, 2041		1,484	1,541
Ser. 01-T7, Class A1, 7 1/2s, 2041		842,105	874,932
Ser. 01-T3, Class A1, 7 1/2s, 2040		134,693	140,094
Ser. 01-T1, Class A1, 7 1/2s, 2040		413,427	430,146
Ser. 99-T2, Class A1, 7 1/2s, 2039		165,930	174,755
Ser. 00-T6, Class A1, 7 1/2s, 2030		80,151	83,678
Ser. 02-W7, Class A5, 7 1/2s, 2029		130,631	136,542
Ser. 01-T4, Class A1, 7 1/2s, 2028		382,624	403,771
Ser. 02-W3, Class A5, 7 1/2s, 2028		450	470
IFB Ser. 06-63, Class SP, 7.38s, 2036		1,409,379	1,555,771
IFB Ser. 06-60, Class TK, 7.32s, 2036		401,794	432,653
Ser. 01-T10, Class A1, 7s, 2041		729,802	752,384
IFB Ser. 05-74, Class CS, 5.39s, 2035		468,904	476,490
IFB Ser. 05-74, Class CP, 5.243s, 2035		410,912	423,375
IFB Ser. 06-27, Class SP, 5.06s, 2036		575,000	594,698
IFB Ser. 06-8, Class HP, 5.06s, 2036		672,329	686,503

IFB Ser.	06-8, Class WK, 5.06s, 2036	1,052,348	1,066,628
IFB Ser.	05-106, Class US, 5.06s, 2035	995,482	1,025,562
IFB Ser.	05-99, Class SA, 5.06s, 2035	490,506	498,144
Ser. 07-39, Class A, IO, 5s, 2037		1,822,000	67,657
IFB Ser.	05-114, Class SP, 4.95s, 2036	284,997	270,391
IFB Ser.	06-60, Class CS, 4.583s, 2036	623,744	601,726
IFB Ser.	05-95, Class OP, 3.923s, 2035	266,000	251,270
IFB Ser.	05-83, Class QP, 3.562s, 2034	162,084	152,967
IFB Ser.	02-36, Class QH, IO, 2.73s, 2029	54,185	217
IFB Ser.	06-90, Class SE, IO, 2.48s, 2036	1,764,901	165,528
IFB Ser.	03-66, Class SA, IO, 2.33s, 2033	832,372	64,899
IFB Ser.	07-W2, Class 3A2, IO, 1.96s, 2037	1,301,465	84,911
IFB Ser.	05-113, Class AI, IO, 1.91s, 2036	581,864	44,555
IFB Ser.	05-113, Class DI, IO, 1.91s, 2036	1,114,664	66,575
IFB Ser.	06-60, Class DI, IO, 1 3/4s, 2035	1,711,014	94,190
IFB Ser.	07-30, Class WI, IO, 1.44s, 2037	2,166,000	120,354
IFB Ser.	07-22, Class S, IO, 1.43s, 2037	19,552,706	1,194,404
IFB Ser.	07-W2, Class 2A2, IO, 1.43s, 2037	1,677,789	90,453
IFB Ser.	06-128, Class SH, IO, 1.43s, 2037	943,331	52,638
IFB Ser.	06-56, Class SM, IO, 1.43s, 2036	1,297,837	71,547
IFB Ser.	06-12, Class SD, IO, 1.43s, 2035	3,083,089	223,216
IFB Ser.	06-123, Class CI, IO, 1.42s, 2037	1,888,803	122,840
IFB Ser.	05-95, Class CI, IO, 1.38s, 2035	1,036,231	66,887
IFB Ser.	05-84, Class SG, IO, 1.38s, 2035	1,771,574	115,672
IFB Ser.	05-104, Class NI, IO, 1.38s, 2035	1,198,976	80,691
IFB Ser.	04-92, Class S, IO, 1.38s, 2034	1,418,433	75,798
IFB Ser.	05-83, Class QI, IO, 1.37s, 2035	269,563	19,853
IFB Ser.	05-83, Class SL, IO, 1.35s, 2035	3,128,450	164,982
IFB Ser.	06-114, Class IS, IO, 1.33s, 2036	997,914	56,445
IFB Ser.	06-20, Class IG, IO, 1.33s, 2036	5,913,414	247,685
IFB Ser.	06-109, Class SH, IO, 1.3s, 2036	895,878	65,026
IFB Ser.	06-45, Class SM, IO, 1.28s, 2036	1,433,991	60,721
IFB Ser.	06-8, Class JH, IO, 1.28s, 2036	3,585,321	198,160
IFB Ser.	06-20, Class IB, IO, 1.27s, 2036	2,534,098	101,164
IFB Ser.	05-95, Class OI, IO, 1.27s, 2035	151,558	11,321
IFB Ser.	06-99, Class AS, IO, 1.26s, 2036	129,095	6,816
IFB Ser.	06-98, Class SQ, IO, 1 1/4s, 2036	14,466,961	786,613
IFB Ser.	06-85, Class TS, IO, 1.24s, 2036	2,019,113	98,130
Ser. 03-W17, Class 12, IO, 1.152s, 2033		2,115,936	87,177
IFB Ser.	07-30, Class LI, IO, 1.12s, 2037	1,495,000	86,969
IFB Ser.	07-W2, Class 1A2, IO, 1.11s, 2037	4,478,556	213,325
IFB Ser.	07-15, Class CI, IO, 1.06s, 2037	3,451,623	186,937
IFB Ser.	06-123, Class BI, IO, 1.06s, 2037	4,589,889	243,364
IFB Ser.	06-115, Class JI, IO, 1.06s, 2036	2,542,500	135,421
IFB Ser.	06-123, Class LI, IO, 1s, 2037	1,702,858	86,974
Ser. 03-W10, Class 1A, IO, 0.908s, 2043		3,171,257	46,773
Ser. 03-W10, Class 3A, IO, 0.915s, 2043		3,813,958	64,263
IFB Ser.	05-74, Class SE, IO, 0.78s, 2035	1,357,060	44,176
Ser. 00-T6, IO, 0.766s, 2030		3,542,791	52,132
IFB Ser.	05-87, Class SE, IO, 0.73s, 2035	6,796,971	219,870
Ser. 02-T18, IO, 0.522s, 2042		5,789,183	73,545
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036		63,091	61,293
FRB Ser. 05-117, Class GF, zero %, 2036		215,653	201,390
Ser. 05-113, Class DO, PO, zero %, 2036		171,334	137,550
Ser. 363, Class 1, PO, zero %, 2035		2,522,534	1,924,685
Ser. 361, Class 1, PO, zero %, 2035		1,996,752	1,638,488
Ser. 04-38, Class AO, PO, zero %, 2034		349,907	255,049
Ser. 04-61, Class CO, PO, zero %, 2031		342,000	279,923
Ser. 99-51, Class N, PO, zero %, 2029		65,501	54,417
Ser. 07-31, Class TS, IO, zero %, 2009		2,699,000	57,775
Ser. 07-15, Class IM, IO, zero %, 2009		1,045,627	19,841
Ser. 07-16, Class TS, IO, zero %, 2009		4,291,800	91,870
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043		298,702	315,558
Ser. T-58, Class 4A, 7 1/2s, 2043		3,105	3,257
Ser. T-41, Class 3A, 7 1/2s, 2032		717,567	749,194
Ser. T-60, Class 1A2, 7s, 2044		1,375,248	1,430,351
Ser. T-57, Class 1AX, IO, 0.005s, 2043		1,668,504	19,688
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.365s, 2020		4,978,200	269,832
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035		351,000	305,256
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029		447,000	485,408
Freddie Mac
IFB Ser.	3182, Class PS, 7.32s, 2032	178,178	197,703
IFB Ser.	3081, Class DC, 5.22s, 2035	399,170	406,334
IFB Ser.	3114, Class GK, 5.12s, 2036	263,209	267,879
IFB Ser.	2979, Class AS, 4.767s, 2034	175,986	174,826
IFB Ser.	3065, Class DC, 3.9s, 2035	607,084	575,345
IFB Ser.	3050, Class SA, 3.575s, 2034	436,482	403,198
IFB Ser.	2828, Class TI, IO, 1.73s, 2030	566,954	36,139
IFB Ser.	3287, Class SD, IO, 1.43s, 2037	1,234,000	75,608
IFB Ser.	3028, Class ES, IO, 1.43s, 2035	2,916,798	198,088
IFB Ser.	3042, Class SP, IO, 1.43s, 2035	674,854	42,786
IFB Ser.	3045, Class DI, IO, 1.41s, 2035	3,603,134	173,983
IFB Ser.	3054, Class CS, IO, 1.38s, 2035	641,488	28,266
IFB Ser.	3107, Class DC, IO, 1.38s, 2035	3,059,059	218,210
IFB Ser.	3066, Class SI, IO, 1.38s, 2035	1,985,403	136,454
IFB Ser.	2950, Class SM, IO, 1.38s, 2016	472,482	27,616
IFB Ser.	3031, Class BI, IO, 1.37s, 2035	552,139	40,299
IFB Ser.	3114, Class TS, IO, 1.33s, 2030	3,634,198	116,851
IFB Ser.	3240, Class S, IO, 1.3s, 2036	2,930,967	175,493

IFB Ser. 3065, Class DI, IO, 1.3s, 2035		433,111	31,590
IFB Ser. 3174, Class BS, IO, 1.2s, 2036		2,498,705	96,959
IFB Ser. 3152, Class SY, IO, 1.16s, 2036		2,438,600	152,169
IFB Ser. 3081, Class DI, IO, 1.16s, 2035		553,031	30,173
IFB Ser. 3199, Class S, IO, 1.13s, 2036		2,129,236	115,611
IFB Ser. 3284, Class LI, IO, 1.12s, 2037		1,913,000	107,545
IFB Ser. 3281, Class AI, IO, 1.11s, 2037		3,456,981	194,665
IFB Ser. 3240, Class GS, IO, 1.06s, 2036		1,773,216	95,456
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037		1,631,000	62,946
IFB Ser. 3284, Class CI, IO, 0.8s, 2037		4,037,000	167,454
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035		1,282,601	37,075
IFB Ser. 3284, Class WI, IO, 0.78s, 2037		6,729,000	297,012
IFB Ser. 2815, Class S, IO, 0.68s, 2032		1,255,770	34,157
Ser. 3174, PO, zero %, 2036		97,672	83,798
Ser. 236, PO, zero %, 2036		513,985	416,502
Ser. 3045, Class DO, PO, zero %, 2035		275,531	219,923
Ser. 215, PO, zero %, 2031		130,665	103,533
Ser. 2235, PO, zero %, 2030		153,701	122,721
FRB Ser. 3022, Class TC, zero %, 2035		88,000	90,348
FRB Ser. 2986, Class XT, zero %, 2035		59,819	59,188
FRB Ser. 3046, Class WF, zero %, 2035		103,523	100,137
FRB Ser. 3054, Class XF, zero %, 2034		56,820	55,319
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.515s, 2033		134,000	142,709
Ser. 00-1, Class G, 6.131s, 2033		468,000	429,329
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		418,345	430,742
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.1s, 2035		369,623	344,862
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037		591,777	38,768
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037		591,777	38,598
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034		1,840,593	101,520
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037		1,683,000	79,042
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		1,386,467	53,151
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035		4,864,834	214,358
IFB Ser. 06-14, Class S, IO, 0.93s, 2036		1,395,314	50,375
IFB Ser. 05-68, Class S, IO, 0.88s, 2035		2,765,002	108,562
Ser. 99-31, Class MP, PO, zero %, 2029		204,245	174,243
Ser. 98-2, Class EA, PO, zero %, 2028		62,021	50,993
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.57s, 2015		178,000	178,000
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	207,703
Ser. 98-C4, Class J, 5.6s, 2035		379,000	345,363
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.07s, 2014		567,000	567,057
Lehman Mortgage Trust
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037		1,587,000	93,002
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		3,358,145	127,225
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		1,296,419	50,323
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		2,201,510	101,775
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037		1,923,140	94,614
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		3,001,209	159,993
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		1,729,825	85,037
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		593,484	2,990
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		1,378,665	8,491
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	392,772
Ser. 04-1A, Class K, 5.45s, 2040		167,000	135,727
Ser. 04-1A, Class L, 5.45s, 2040		76,000	56,804
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		190,000	183,753
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.049s, 2049		43,712,655	657,397
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.284s, 2035		342,942	341,924
Ser. 96-C2, Class JS, IO, 2.282s, 2028		1,097,084	106,880
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		915,000	960,746
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,380,000	1,009,934
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.39s, 2035		1,150,142	1,154,455
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		703,210	3,004
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.319s, 2012		1,179,538	4,482
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)		433,000	432,975
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	154,846
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		325,094	4,140
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		222,000	222,662
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	114,489
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	125,505
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	124,589
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	111,869
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 6.641s, 2014 (Ireland)	GBP	165,399	325,556
FRB Ser. 05-CT1A, Class D, 6.633s, 2014 (Ireland)	GBP	447,702	881,907
FRB Ser. 04-2A, Class D, 4.646s, 2014 (Ireland)	EUR	211,185	282,323
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.508s, 2012
(Ireland)	GBP	197,484	388,550

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		$363,000	362,956
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		10,028,858	140,881

Total collateralized mortgage obligations (cost $57,445,318)			$59,153,195

ASSET-BACKED SECURITIES (9.6%)(a)
		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$73,369	$66,032
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	329,979
Ser. 04-1A, Class E, 6.42s, 2039		175,000	174,111
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		43,000	29,197
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.82s, 2036		124,000	90,587
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033		236,345	237,342
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		270,000	272,700
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		223,000	220,491
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		135,000	87,750
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		216,000	140,400
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		419,888	300,154
Ser. 00-A, Class A2, 7.575s, 2030		114,336	82,442
Ser. 99-B, Class A4, 7.3s, 2016		551,111	363,645
Ser. 99-B, Class A3, 7.18s, 2015		804,495	526,441
FRB Ser. 00-A, Class A1, 5.48s, 2030		121,754	69,400
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		500,000	477,500
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		125,237	128,854
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		30,367	30,808
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		110,000	111,239
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		2,835	2,771
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		222,000	141,592
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		333,000	195,737
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		572,574	536,769
Ser. 00-4, Class A6, 8.31s, 2032		2,680,000	2,374,138
Ser. 00-5, Class A7, 8.2s, 2032		154,000	130,207
Ser. 00-1, Class A5, 8.06s, 2031		792,167	703,057
Ser. 00-4, Class A5, 7.97s, 2032		187,000	166,779
Ser. 00-5, Class A6, 7.96s, 2032		493,000	454,725
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,592
Ser. 00-4, Class A4, 7.73s, 2031		58,288	53,875
Ser. 01-3, Class M2, 7.44s, 2033		61,232	4,286
FRB Ser. 02-1, Class M1A, 7.37s, 2033		1,609,000	1,623,642
Ser. 01-4, Class A4, 7.36s, 2033		199,807	207,881
Ser. 00-6, Class A5, 7.27s, 2031		69,867	70,084
FRB Ser. 01-4, Class M1, 7.07s, 2033		241,000	91,580
Ser. 01-1, Class A5, 6.99s, 2032		111,330	109,793
Ser. 01-3, Class A4, 6.91s, 2033		2,422,000	2,402,190
Ser. 02-1, Class A, 6.681s, 2033		1,086,548	1,104,866
Ser. 01-3, Class A3, 5.79s, 2033		388	388
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		20,201	19,494
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		20,837	19,849
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.744s, 2046		3,129,623	123,229
Ser. 05-2, Class 2X, IO, zero%, 2035		3,533,925	77,305
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.802s, 2035		2,126,088	63,015
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	362,044
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		197,000	202,582
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.895s, 2039		846,918	860,152
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		32,623	290
Ser. 04-3, Class A, 4 1/2s, 2034		753	14
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	500,493
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.158s, 2043 (United Kingdom)	GBP	920,000	1,849,379
FRB Ser. 02-1, Class 1C, 6.66s, 2042 (United Kingdom)		$211,233	211,295
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,664,859
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$680,291	645,389
Ser. 94-4, Class B2, 8.6s, 2019		253,093	183,707
Ser. 93-1, Class B, 8.45s, 2018		428,442	408,589
Ser. 99-5, Class A5, 7.86s, 2030		3,534,000	3,357,300
Ser. 96-8, Class M1, 7.85s, 2027		304,000	306,817
Ser. 95-8, Class B1, 7.3s, 2026		285,417	286,065

Ser. 95-4, Class B1, 7.3s, 2025		289,077	297,986
Ser. 97-6, Class M1, 7.21s, 2029		182,000	173,486
Ser. 95-F, Class B2, 7.1s, 2021		46,198	46,285
Ser. 99-3, Class A7, 6.74s, 2031		541,000	538,736
Ser. 99-3, Class A5, 6.16s, 2031		7,921	7,971
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,861,530	1,717,581
Ser. 99-5, Class A4, 7.59s, 2028		61,471	62,595
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		298,512	296,323
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s, 2030 (Cayman Islands)		289,000	290,127
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		168,494	166,084
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		165,447	147,248
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)		660,000	696,351
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)		1,135,000	1,135,000
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.408s, 2039 (United Kingdom)	GBP	700,000	1,377,250
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.57s, 2032		$925,076	721,559
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		2,705	2,664
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		110,000	111,294
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		7,901	7,783
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		108,255	107,554
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		181,000	153,850
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		55,590	54,546
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)		500,000	509,766
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		144,087	141,302
Ser. 04-B, Class C, 3.93s, 2012		60,874	59,378
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		804,064	711,790
Ser. 00-A, Class A2, 7.765s, 2017		118,022	91,197
Ser. 95-B, Class B1, 7.55s, 2021		150,000	93,750
Ser. 00-D, Class A4, 7.4s, 2030		709,000	464,149
Ser. 02-B, Class A4, 7.09s, 2032		333,167	319,904
Ser. 99-B, Class A4, 6.99s, 2026		898,519	859,018
Ser. 01-D, Class A4, 6.93s, 2031		435,543	341,824
Ser. 01-E, Class A4, 6.81s, 2031		718,348	638,526
Ser. 01-C, Class A2, 5.92s, 2017		920,559	470,791
Ser. 02-C, Class A1, 5.41s, 2032		1,120,831	1,025,069
Ser. 01-E, Class A2, 5.05s, 2019		718,418	571,770
Ser. 02-A, Class A2, 5.01s, 2020		107,378	83,315
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		168,054	150,625
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s, 2018 (Ireland)		627,000	634,054
FRB Ser. 05-A, Class E, 9.96s, 2012 (Ireland)		176,000	179,274
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)		175,000	175,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		290,000	205,987
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		111,000	95,460
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		6,910	6,515
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.49s, 2042 (United Kingdom)		280,000	282,313
FRB Ser. 6, Class 3C, 6.208s, 2042 (United Kingdom)	GBP	686,000	1,354,024
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.8s, 2035		$288,000	172,800
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		3,664,140	199,352
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.314s, 2038 (United Kingdom)	GBP	100,000	197,987
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$41,805	42,011
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		14,931	46
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		59,661	2,386
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		42,232	4
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		10,794	345
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		6,190	28
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		8,174	20
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		2,820	56
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		17,748	89
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands)		233,642	23
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.82s, 2036		284,000	201,640
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.56s,
2038 (Cayman Islands)		120,000	120,372
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035		319,000	165,433
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		1,333,779	1,332,112
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		395,000	393,302
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,

6.84s, 2037 (Cayman Islands)	351,000	336,785
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	504,403	504,383
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	23,719	23,681

Total asset-backed securities (cost $46,483,293)		$46,537,820

SENIOR LOANS (6.1%)(a)(c)
	Principal amount	Value

Basic Materials (1.1%)
Celanese Corp. bank term loan FRN Ser. B, 7.099s, 2014	$250,000	$250,000
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.11s, 2014	2,216,600	2,222,248
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.345s, 2013	536,857	539,364
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.09s, 2012	200,000	200,934
Innophos, Inc. bank term loan FRN 7.57s, 2010	134,928	135,378
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.11s, 2013	99,500	99,680
Momentive Performance Materials, Inc. bank term loan
FRN 7 5/8s, 2013	150,000	150,625
Nalco Co. bank term loan FRN Ser. B, 7.186s, 2010	180,723	181,691
Novelis, Inc. bank term loan FRN 7.61s, 2012	198,994	199,136
Novelis, Inc. bank term loan FRN Ser. B, 7.61s, 2012	345,621	345,868
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.36s, 2012	880,773	886,938
		5,211,862

Capital Goods (0.2%)
Graham Packaging Corp. bank term loan FRN Ser. B,
7.634s, 2011	294,724	295,671
Hexcel Corp. bank term loan FRN Ser. B, 7.108s, 2012	333,770	334,048
Mueller Group, Inc. bank term loan FRN 7.36s, 2012	307,371	309,548
Terex Corp. bank term loan FRN Ser. D, 7.114s, 2013	49,750	49,812
Transdigm, Inc. bank term loan FRN 7.348s, 2013	150,000	150,900
		1,139,979

Communication Services (0.5%)
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.363s, 2011	107,615	107,884
Idearc, Inc. bank term loan FRN Ser. B, 7.31s, 2014	399,000	401,294
Intelsat, Ltd. bank term loan FRN Ser. B, 7.61s, 2013
(Bermuda)	399,000	401,993
Madison River Capital, LLC bank term loan FRN Ser. B,
7.61s, 2012	588,594	589,183
MetroPCS Wireless, Inc. bank term loan FRN 7 5/8s, 2013	149,250	149,810
PanAmSat Corp. bank term loan FRN Ser. B, 7.86s, 2013	448,875	452,410
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.12s, 2012	227,592	227,876
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.325s, 2013	115,000	115,503
		2,445,953

Consumer Cyclicals (1.0%)
Boise Cascade Corp. bank term loan FRN Ser. D, 7.108s,
2011	94,249	94,817
CCM Merger, Inc. bank term loan FRN Ser. B, 7.35s, 2012	589,503	593,188
Coinmach Corp. bank term loan FRN Ser. B-1, 7.877s,
2012	149,243	150,316
Dex Media West, LLC bank term loan FRN Ser. B1,
6.888s, 2010	334,375	333,874
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 1/8s, 2013	146,508	147,723
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.352s, 2013	354,190	357,012
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	147,750	147,550
R.H. Donnelley, Inc. bank term loan FRN Ser. D-2,
6.856s, 2011	540,457	540,382
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.852s, 2011	285,737	285,539
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.86s, 2013	75,000	74,250
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	137,565	137,737
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	123,438	124,271
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.87s, 2012	123,125	123,956
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.938s, 2010	416,959	416,569
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6 7/8s, 2010	89,100	88,877
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.12s, 2011	490,199	493,122
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.12s, 2011	101,072	101,675
Visant Holding Corp. bank term loan FRN Ser. C, 7.08s,
2010	515,164	516,989
		4,727,847

Consumer Staples (1.8%)

Affinion Group, Inc. bank term loan FRN Ser. B,
7.857s, 2013	685,133	689,586
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.61s, 2013	345,958	343,191
Cablevision Systems Corp. bank term loan FRN 7.11s,
2013	794,000	796,481
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.61s, 2013	275,000	274,313
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.61s, 2013	250,000	250,313
Charter Communications, Inc. bank term loan FRN
7.985s, 2013	1,677,016	1,673,191
Charter Communications, Inc. bank term loan FRN 7.86s,
2014	150,000	149,937
Dean Foods Co. bank term loan FRN Ser. B, 6.86s, 2014	550,000	550,000
Gray Television, Inc. bank term loan FRN Ser. B,
6.86s, 2014	98,919	98,919
Gray Television, Inc. bank term loan FRN Ser. DD,
6.86s, 2014	44,595	44,595
Gray Television, Inc. bank term loan FRN Ser. DD,
6.86s, 2014	6,486	6,486
Insight Midwest, LP bank term loan FRN 7.36s, 2014	68,075	68,557
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7 7/8s, 2011 (Canada)	79,781	79,820
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.101s, 2015	589,782	590,151
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.12s, 2015	90,000	89,850
MGM Studios, Inc. bank term loan FRN Ser. B, 8.614s,
2011	693,000	692,946
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	200,000	200,000
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.114s,
2010	448,872	450,074
Reynolds American, Inc. bank term loan FRN Ser. B,
7.114s, 2012	149,250	150,343
Six Flags, Inc. bank term loan FRN Ser. B, 8.61s, 2009	327,513	329,833
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.12s, 2012	338,947	339,371
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.601s, 2013	73,298	73,802
Universal City Development Partners bank term loan FRN
Ser. B, 7.36s, 2011	462,727	465,330
Warner Music Group bank term loan FRN Ser. B, 7.362s,
2011	142,344	142,717
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	209,092	209,773
		8,759,579

Energy (0.5%)
CR Gas Storage bank term loan FRN 7.09s, 2013	231,663	231,880
CR Gas Storage bank term loan FRN 7.089s, 2013	38,694	38,730
CR Gas Storage bank term loan FRN 7.07s, 2013	41,025	41,102
CR Gas Storage bank term loan FRN Ser. DD, 7.07s, 2013	26,210	26,259
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	50,000	50,313
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.861s, 2012	638,311	642,301
Meg Energy Corp. bank term loan FRN 7.35s, 2013
(Canada)	74,250	74,818
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	75,000	74,652
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.61s, 2012 (Norway)	28,662	28,805
Targa Resources, Inc. bank term loan FRN 7.36s, 2012	472,641	475,817
Targa Resources, Inc. bank term loan FRN 5.239s, 2012	115,161	115,935
Western Refining, Inc. bank term loan FRN Ser. B,
7.11s, 2014	441,964	443,138
Western Refining, Inc. bank term loan FRN Ser. DD, 0
3/4s, 2014	108,036	108,323
		2,352,073

Health Care (0.5%)
AmeriPath, Inc. bank term loan FRN Ser. B, 7.36s, 2012	33,744	33,736
Davita, Inc. bank term loan FRN Ser. B, 6.825s, 2012	200,000	200,516
Health Management Associates, Inc. bank term loan FRN
7.07s, 2014	877,000	879,329
Healthsouth Corp. bank term loan FRN Ser. B, 8.61s,
2013	893,250	897,006
LifePoint, Inc. bank term loan FRN Ser. B, 6.985s, 2012	308,211	307,056
United Surgical Partners International, Inc. bank term
loan FRN 7.145s, 2013	37,715	37,715
		2,355,358

Technology (0.3%)
AMI Semiconductor, Inc. bank term loan FRN 6.82s, 2012	452,011	451,163
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.61s, 2013	39,875	40,224
Sabre Holdings Corp. bank term loan FRN 7.61s, 2014	200,000	199,850
SunGard Data Systems, Inc. bank term loan FRN 7.36s,
2014	450,000	453,375
Travelport bank term loan FRN 8.364s, 2013	4,550	4,590
Travelport bank term loan FRN Ser. B, 8.364s, 2013	46,217	46,622

UGS Corp. bank term loan FRN Ser. C, 7.097s, 2012			326,621	326,621
				1,522,445

Transportation (0.1%)
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014			600,000	599,765

Utilities & Power (0.1%)
Mirant North America, LLC. bank term loan FRN 7.07s,
2013			44,225	44,275
NRG Energy, Inc. bank term loan FRN Ser. B, 7.364s,
2013			441,690	444,352
				488,627

Total senior loans (cost $29,627,531)				$29,603,488

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration
	date/strike price		Contract amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	5,138,000,000	$55,542
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	6,500,000	53,318
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	4,540,000	49,626
Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11/4.193	EUR	24,472,000	637,309
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	6,500,000	33,494
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.16	EUR	4,540,000	37,616
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11/4.193	EUR	19,291,000	334,355
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39		$23,499,000	294,459
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39		23,499,000	636,576
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11/4.148	EUR	24,472,000	684,840
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11/4.148	EUR	19,291,000	299,388
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12/4.418	EUR	19,291,000	427,716
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		$49,052,000	689,082
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12/4.418	EUR	19,291,000	420,696
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		$49,052,000	1,263,138
Option on an interest rate swap with Morgan Stanley
Capital Services, Inc. for the right to pay a fixed
rate of 6.6975% versus the three month AUD-BBR-BBSW
maturing on May 10, 2008.	May-07/6.698	AUD	65,290,000	25,353

Total purchased options outstanding (cost $6,195,643)				$5,942,508

COMMON STOCKS (0.1%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Units) (F)			842	$11,914
Contifinancial Corp. Liquidating Trust Units (F)			2,490,232	249
Owens Corning, Inc. (NON) (S)			5,635	179,531
VFB LLC (acquired various dates from 6/22/99 to
12/8/03, cost $535,954) (F)(RES)(NON)			815,601	16,872

WHX Corp. (NON)			15,170	128,945
XCL Warranty Escrow (F)			842	120,187

Total common stocks (cost $2,017,406)				$457,698

PREFERRED STOCKS (0.1%)(a) (cost $214,867)
			Shares	Value

Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			325	$406,250

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $92,973)

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,026	$88,638

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$0.01	890	$11,692
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR 0.001	422	11,816
Ubiquitel, Inc. 144A	4/15/10	$22.74	1,420	14

Total warrants (cost $99,297)				$23,522

SHORT-TERM INVESTMENTS (15.3%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			71,265,634	$ 71,265,634
Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)			$429,647	429,083
U.S. Treasury Bills for an effective yield of 5.058%,
April 26, 2007 (SEG)			1,370,000	1,365,188
U.S. Treasury Bills for an effective yield of 4.86%,
September 27, 2007 (SEG)			1,369,000	1,335,918

Total short-term investments (cost $74,395,823)				$74,395,823

TOTAL INVESTMENTS

Total investments (cost $510,227,961)(b)				$519,858,880

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $84,777,484) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,982,698	$18,552,757	4/18/07	$429,941
British Pound	11,561,091	11,496,100	6/20/07	64,991
Canadian Dollar	6,080,734	6,021,273	4/18/07	59,461
Danish Krone	318,191	313,400	6/20/07	4,791
Euro	5,550,816	5,514,696	6/20/07	36,120
Indian Rupee	1,225,936	1,219,748	4/18/07	6,188
Indonesian Rupiah	1,183,398	1,188,917	5/16/07	(5,519)
Japanese Yen	16,282,793	16,154,695	5/16/07	128,098
Korean Won	2,394,428	2,410,033	5/16/07	(15,605)
Malaysian Ringgit	1,273,882	1,262,699	5/16/07	11,183
Mexican Peso	2,379,377	2,387,150	4/18/07	(7,773)
Norwegian Krone	12,118,875	11,932,882	6/20/07	185,993
Polish Zloty	3,758,914	3,665,971	6/20/07	92,943
Swedish Krona	1,277,295	1,269,865	6/20/07	7,430
Swiss Franc	1,396,499	1,387,298	6/20/07	9,201

Total				$1,007,443

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $121,369,028) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$4,250,523	$4,156,013	4/18/07	$(94,510)
British Pound	20,962,439	20,554,162	6/20/07	(408,277)
Canadian Dollar	4,037,303	3,963,620	4/18/07	(73,683)
Euro	45,135,641	44,549,175	6/20/07	(586,466)
Hungarian Forint	2,528,127	2,438,518	6/20/07	(89,609)
Japanese Yen	19,522,746	19,290,107	5/16/07	(232,639)
Korean Won	2,394,428	2,376,794	5/16/07	(17,634)
Norwegian Krone	3,713,759	3,666,621	6/20/07	(47,138)
Swedish Krona	12,628,714	12,526,861	6/20/07	(101,853)
Swiss Franc	4,836,491	4,812,398	6/20/07	(24,093)
Taiwan Dollar	1,214,461	1,214,067	5/16/07	(394)
Turkish Lira	1,892,046	1,820,692	6/20/07	(71,354)

Total				$(1,747,650)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	412	$235,323,733	Jun-07	$425,131
Canadian Government Bond 10 yr (Long)	9	885,009	Jun-07	2,073
Euro-Bobl 5 yr (Long)	22	3,177,962	Jun-07	(20,617)
Euro-Bund 10 yr (Long)	8	1,227,622	Jun-07	(12,731)
Euro-Euribor Interest Rate 90 day (Short)	542	173,343,092	Mar-08	123,391
Euro-Schatz 2 yr (Short)	90	12,414,891	Jun-07	41,233
Japanese Government Bond 10 yr (Long)	50	56,949,397	Jun-07	(34,153)
U.K. Gilt 10 yr (Long)	19	4,030,209	Jun-07	(25,843)
U.S. Treasury Bond 20 yr (Short)	215	23,918,750	Jun-07	71,822
U.S. Treasury Note 10 yr (Long)	62	6,703,750	Jun-07	21,680
U.S. Treasury Note 5 yr (Short)	331	35,018,766	Jun-07	(168,709)
U.S. Treasury Note 2 yr (Short)	633	129,695,766	Jun-07	(118,972)

Total				$304,305

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $174,938) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	1,060,000	Mar-12/4.40	$34,932

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	34,694

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	1,060,000	Mar-12/4.40	46,895

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	43,244

Option on an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 6.6675% versus the three month AUD-BBR-BBSW
maturing on May 10, 2010.	AUD	23,530,000	May-07/6.668	29,914

Total				$189,679

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $22,619,719) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA,	6s, April 1, 2037	$600,000	4/12/07	$604,406
FNMA,	5 1/2s, April 1, 2037	22,200,000	4/12/07	21,962,391

Total				$22,566,797

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$400,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(16,420)

	13,700,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	499,023

	1,800,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	76,993

Citibank, N.A.
JPY	9,439,464,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	--
	$15,860,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(182,549)

JPY	3,870,180,000	(E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	128,480

JPY	960,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	41,214

	$10,850,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(14,933)

JPY	812,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(65,947)

Citibank N.A., London
AUD	21,450,000		3/14/17	6 month AUD-BBR-BBSW	6.19125%	(255,021)

AUD	21,450,000		3/13/17	6 month AUD-BBR-BBSW	6.22625%	(211,090)

NZD	15,830,000	(E)	3/9/12	3 month NZD-BBR-FRA	7.0625%	(76,013)

JPY	412,000,000		1/26/17	6 month JPY-LIBOR-BBA	2.49375%	25,712

JPY	998,000,000		1/26/37	1.8025%	6 month JPY-LIBOR-BBA	(26,378)

SEK	36,220,000		1/19/12	4.25%	3 month SEK-STIBOR-SIDE	(3,103)

Credit Suisse First Boston International
	$4,835,700		7/9/14	4.945%	3 month USD-LIBOR-BBA	44,079

Credit Suisse International
EUR	1,823,000		7/17/21	6 month EUR-EURIBOR-
				Telerate	4.445%	62,557

EUR	7,050,000		7/17/13	4.146%	6 month
					EUR-EURIBOR-Telerate	(140,161)

EUR	8,508,000		7/17/09	6 month EUR-EURIBOR-
				Telerate	3.896%	130,211

SEK	28,360,000	(E)	3/22/17	4.3075%	3 month SEK-STIBOR-SIDE	25,615

CHF	4,400,000	(E)	3/22/17	6 month CHF-LIBOR-BBA	3.0475%	(18,379)

SEK	52,900,000	(E)	3/16/17	4.2975%	3 month SEK-STIBOR-SIDE	50,555

CHF	8,200,000	(E)	3/16/17	6 month CHF-LIBOR-BBA	3.06125%	(30,192)

GBP	1,066,000		4/3/36	2,685,500 GBP at maturity	6 month GBP-LIBOR-BBA	200,192

EUR	20,540,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	492,575

Deutsche Bank AG
ZAR	8,620,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	22,332

Goldman Sachs International
SEK	48,290,000		1/26/12	4.28%	3 month SEK-STIBOR-SIDE	(4,388)

EUR	3,460,000		1/23/37	6 month EUR-EURIBOR-
				Telerate	4.36%	(83,770)

EUR	7,380,000		1/23/17	4.269%	6 month
					EUR-EURIBOR-Telerate	34,694

	$59,200,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(67,488)

	53,800,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	10,222

JPMorgan Chase Bank, N.A.
	8,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	234,238

	15,400,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	52,531

SEK	51,700,000		2/27/12	4.2425%	3 month SEK-STIBOR-SIDE	7,770

	$50,460,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	755,400

	16,339,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(800,486)

JPY	3,880,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(838,073)

	$5,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	176,803

	11,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(183,252)

	7,800,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	15,600

	12,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
					Association Municipal Swap
					Index	(34,120)

	6,920,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(97,762)

	4,970,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(58,380)

	20,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	(142,457)

	23,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	61,255

Lehman Brothers International (Europe)
AUD	13,530,000	(E)	3/9/12	6.185%	3 month AUD-BBR-BBSW	62,091

	$25,107,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	45,887

	223,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(5,679)

	554,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(8,531)

	223,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	5,723

	554,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	8,582

	87,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,681)

	9,049,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	165,155

EUR	5,410,000		10/5/21	6 month EUR-EURIBOR-
				Telerate	4.093%	(240,691)

EUR	20,360,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	510,000

EUR	24,580,000		10/5/09	6 month EUR-EURIBOR-
				Telerate	3.825%	(290,616)

Lehman Brothers Special Financing, Inc.
JPY	1,700,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	25,494

EUR	12,430,000	(E)	6/7/14	6 month EUR-EURIBOR-
				Telerate	4.0975%	(172,119)

EUR	41,190,000	(E)	6/7/11	4.0475%	6 month
					EUR-EURIBOR-Telerate	393,257

EUR	77,110,000	(E)	6/7/08	6 month EUR-EURIBOR-
				Telerate	4.0875%	(216,226)

	$38,817,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	146,340

GBP	990,000		3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	234,186

Total						$457,861

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	1,066,000	4/3/36	1,615,391 GBP at	GBP Non-revised	$(13,406)
			maturity	Retail Price
				Index

Goldman Sachs International
	$988,000	9/15/11	678 bp (1 month	Ford Credit Auto	4,439
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

EUR	12,091,000	10/31/11	2.12%	Eurostat	96,870
				Eurozone HICP
				excluding tobacco

EUR	12,091,000	10/31/11	(1.935%)	French Consumer	(56,060)
				Price Index
				excluding tobacco

JPMorgan Chase Bank, N.A.
EUR	11,300,000	7/21/11	(2.295%)	Euro Non-revised	(236,673)
				Consumer Price
				Index excluding
				tobacco

EUR	11,300,000	7/21/11	2.2325%	Euro Non-revised	200,037
				Consumer Price
				Index excluding
				tobacco

	$6,218,000	10/1/07	175 bp plus	The spread	(2,549)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

Lehman Brothers Special Financing, Inc.
	13,801,000	10/1/07	30 bp plus	The spread	(5,520)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

EUR	3,300,000	3/29/37	(2.275%)	Eurostat	3,525
				Eurozone HICP
				excluding tobacco

EUR	12,091,000	4/26/11	2.11%	French Non-	227,646
				revised Consumer
				Price Index
				excluding tobacco

EUR	12,091,000	4/26/11	(2.115%)	Euro Non-revised	(69,424)
				Consumer Price
				Index excluding
				tobacco

GBP	990,000	3/15/36	1,498,412 GBP at	GBP Non-revised	(20,452)
			maturity	Retail Price
				Index

Morgan Stanley Capital Services Inc.
EUR	3,440,000	1/9/37	(2.135%)	Eurostat	(27,561)
				Eurozone HICP
				excluding tobacco

EUR	12,500,000	1/9/12	2.1625%	Eurostat	33,382
				Eurozone HICP
				excluding tobacco

Total					$134,254

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 4
Index	$(4,995)		$3,420,000	6/20/10	(360 bp)	$(188,068)

Ford Motor Co., 7.45%,
7/16/31	--		340,000	3/20/12	(525 bp)	10,822

Ford Motor Credit Co.,
7%, 10/1/13	--		1,020,000	3/20/12	285 bp	(20,278)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		415,000	9/20/11	(111 bp)	(2,656)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		165,000	6/20/11	(101 bp)	(746)

Citibank, N.A.
Charter Communications
Operating LLC	--		450,000	3/20/12	(108 bp)	4,802

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		990,000	9/20/07	(487.5 bp)	(14,937)

Ford Motor Co., 7.45%,
7/16/31	--		1,200,000	9/20/08	725 bp	72,319

Ford Motor Co., 7.45%,
7/16/31	--		210,000	9/20/07	(485 bp)	(3,142)

Republic of Argentina,
8.28%, 2033	--		835,000	7/20/09	(214 bp)	(22,088)

Ukraine Government,
7.65%, 6/11/13	--		795,000	10/20/11	194 bp	26,373

Credit Suisse International
Freeport-McMoRan Copper
& Gold, Inc.	--		441,600	3/20/12	(82 bp)	(3,180)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--		275,000	3/20/12	(64 bp)	1,969

Regal Cinemas Corp.	--		450,000	3/20/12	(70 bp)	5,120

Republic of Peru,
8 3/4%, 11/21/33	--		455,000	4/20/17	125 bp	1

Solectron Corp., 0%,
5/8/20	--		164,000	3/20/12	(180 bp)	(1,261)

Solectron Global
Finance Ltd, 8%, 3/15/16	--		164,000	3/20/12	380 bp	171

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--		450,000	3/20/10	(48 bp)	953

Deutsche Bank AG
DJ CDX NA IG Series 7	--		939,000	12/20/13	(50 bp)	359

DJ CDX NA IG Series 7
Index 7-10% tranche	--		939,000	12/20/13	55 bp	3,029

DJ CDX NA IG Series 8
Index 7-10% tranche	--		2,668,000	6/20/12	22 bp	1,887

DJ iTraxx Europe Series
6 Version 1	5,145	EUR	1,668,000	12/20/13	(40 bp)	(5,553)
DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	1,668,000	12/20/13	43 bp	16,788
Republic of Indonesia,
6.75%, 2014	--		$435,000	9/20/16	292 bp	35,062

Republic of Peru,
8 3/4%, 11/21/33	--		455,000	4/20/17	126 bp	(314)

United Mexican States,
7.5%, 4/8/33	--		405,000	4/20/17	66 bp	(75)

United Mexican States,
7.5%, 4/8/33	--		1,095,000	3/20/14	56 bp	3,392

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,016,000	(a)	2.461%	209,932

Charter Communications
Operating LLC	--		450,000	3/20/12	(103 bp)	5,752

DJ CDX NA HY Series 4
Index	5,895		1,140,000	6/20/10	(360 bp)	(55,129)

DJ CDX NA HY Series 5
Index	(176,227)		10,080,000	12/20/10	(395 bp)	(828,974)

DJ CDX NA HY Series 8
Index	--		518,900	6/20/12	(275 bp)	1

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,077,000	6/20/12	105 bp	1

DJ CDX NA IG Series 7

Index	2,681		3,981,000	12/20/13	(50 bp)	249

DJ CDX NA IG Series 7
Index	--		1,565,000	12/20/13	(50 bp)	600

DJ CDX NA IG Series 7
Index 7-10% tranche	--		3,981,000	12/20/13	48 bp	(205)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		1,565,000	12/20/13	56 bp	9,191

General Motors Corp.,
7 1/8%, 7/15/13	--		990,000	9/20/08	620 bp	60,377

General Motors Corp.,
7 1/8%, 7/15/13	--		990,000	9/20/07	(427.5 bp)	(12,976)

General Motors Corp.,
7 1/8%, 7/15/13	--		210,000	9/20/07	(425 bp)	(2,727)

General Motors Corp.,
7 1/8%, 7/15/13	--		210,000	9/20/08	620 bp	12,807

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--		6,218,000	3/15/49	(70 bp)	(829)

Ford Motor Co., 7.45%,
7/16/31	--		165,000	9/20/07	(345 bp)	(1,649)

Ford Motor Co., 7.45%,
7/16/31	--		165,000	9/20/08	550 bp	6,491

Freeport-McMoRan Copper
& Gold, Inc.	--		883,300	3/20/12	(85 bp)	(6,918)

General Motors Corp.,
7 1/8%, 7/15/13	--		165,000	9/20/07	(350 bp)	(1,652)

General Motors Corp.,
7 1/8%, 7/15/13	--		165,000	9/20/08	500 bp	7,207

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--		13,801,000	3/15/49	(700 bp)	(1,877)

DJ CDX NA HY Series 4
Index	18,784		2,850,000	6/20/10	(360 bp)	(133,776)

DJ CDX NA IG Series 7
Index	883		1,488,000	12/20/13	(50 bp)	1,453

DJ CDX NA IG Series 7
Index 7-10% tranche	--		1,488,000	12/20/13	54.37 bp	4,315

DJ iTraxx EUR Series 5
Index	8,889	EUR	1,305,000	6/20/13	(50 bp)	(9,959)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	1,305,000	6/20/13	53.5 bp	23,822

DJ iTraxx Europe Series
6 Version 1	4,940	EUR	2,002,000	12/20/13	(40 bp)	(7,900)
DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	2,002,000	12/20/13	45.25 bp	21,940
Goodyear Tire & Rubber,
7.857%, 8/15/11	--		$135,000	3/20/12	185 bp	1,385

Republic of Peru,
8 3/4%, 11/21/33	--		850,000	10/20/16	215 bp	67,948

Solectron Corp., 0%,
5/8/20	--		366,000	3/20/12	(180 bp)	(2,409)

Solectron Corp., 0%,
5/8/20	--		262,000	3/20/12	(175 bp)	(1,190)

Solectron Corp., 0%,
5/8/20	--		157,000	3/20/12	(175 bp)	(713)

Solectron Global
Finance Ltd, 8%, 3/15/16	--		366,000	3/20/12	380 bp	382

Solectron Global
Finance Ltd, 8%, 3/15/16	--		262,000	3/20/12	380 bp	301

Solectron Global
Finance Ltd, 8%, 3/15/16	--		157,000	3/20/12	385 bp	501

United Mexican States,
7.5%, 4/8/33	--		490,000	4/20/17	67 bp	2,757

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--		485,000	9/20/07	(345 bp)	(5,075)

Ford Motor Co., 7.45%,
7/16/31	--		485,000	9/20/08	570 bp	20,472

General Motors Corp.,
7 1/8%, 7/15/13	--		680,000	9/20/07	(335 bp)	(7,574)

General Motors Corp.,
7 1/8%, 7/15/13	--		680,000	9/20/08	500 bp	29,700

L-3 Communications
Corp. 7 5/8%, 2012	--		680,000	9/20/11	(111 bp)	(4,352)

L-3 Communications
Corp. 7 5/8%, 2012	--		417,000	6/20/11	(92 bp)	(453)

Merrill Lynch International

DJ CDX NA HY Series 4
Index	22,765		855,000	6/20/10	360 bp	68,533

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 7
Index	45,600		960,000	12/20/09	(325 bp)	9,837

DJ CDX NA HY Series 8
Index	--		519,600	6/20/12	(275 bp)	1

DJ CDX NA HY Series 8
Index	(12,329)		519,000	6/20/12	(275 bp)	(9,066)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,076,000	6/20/12	108 bp	5,730

DJ CDX NA HY Series 8
Index 25-35% tranche	--		2,077,000	6/20/12	102 bp	1
DJ CDX NA IG Series 7
Index	967		1,629,000	12/20/13	(50 bp)	1,592

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400		960,000	12/20/09		(2,400)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		1,629,000	12/20/13	53 bp	4,348

DJ CDX NA IG Series 8
Index	(1,226)		1,334,000	6/20/12	(35 bp)	428

DJ iTraxx EUR Series 5
Index	7,928	EUR	1,305,000	6/20/13	(50 bp)	(10,920)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	1,305,000	6/20/13	57 bp	26,974

Dominican Republic,
8 5/8%, 4/20/27	--		$850,000	11/20/11	(170 bp)	(10,673)

Ford Motor Co., 7.45%,
7/16/31	--		165,000	9/20/07	(345 bp)	(1,939)

Ford Motor Co., 7.45%,
7/16/31	--		165,000	9/20/08	560 bp	6,728

Freeport-McMoRan Copper
& Gold, Inc.	--		441,600	3/20/12	(83 bp)	(3,442)

General Motors Corp.,
7 1/8%, 7/15/13	--		165,000	9/20/07	(335 bp)	(1,407)

General Motors Corp.,
7 1/8%, 7/15/13	--		165,000	9/20/08	500 bp	7,207

United Air Lines, Inc.	--		450,000	3/20/12	(94 bp)	5,714

Total						$(580,758)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $484,976,640.

(b) The aggregate identified cost on a tax basis is $511,083,435, resulting in gross unrealized appreciation and depreciation of $16,311,748 and $7,536,303, respectively, or net unrealized appreciation of $8,775,445.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $197,705 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $419,640. The fund received cash collateral of $429,083 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $720,689 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $58,363,296 and $19,568,844, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of March 31, 2007, the fund had unfunded loan commitments of $198,438, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Meg Energy Corp.	$75,000
Trump Hotel & Casino Resort, Inc.	123,438

Totals	$198,438

At March 31, 2007, liquid assets totaling $184,510,792 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Argentina	1.1%
Canada	0.9

Cayman Islands	1.3
France	2.2
Germany	6.3
Ireland	2.2
Japan	1.3
Luxembourg	0.6
Mexico	0.7
Russia	1.5
Spain	0.5
Sweden	0.9
Turkey	0.6
United Kingdom	1.9
United States	76.3
Other	1.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
L-3 Communications Holdings, Inc.	16,300	$1,425,761
Lockheed Martin Corp.	7,190	697,574
Raytheon Co.	26,000	1,363,960
		3,487,295

Banking (7.9%)
Bank of America Corp.	225,460	11,502,969
PNC Financial Services Group	25,310	1,821,561
U.S. Bancorp	76,950	2,690,942
Wachovia Corp.	35,740	1,967,487
Wells Fargo & Co.	36,820	1,267,713
		19,250,672

Beverage (0.7%)
Anheuser-Busch Cos., Inc.	24,770	1,249,894
Pepsi Bottling Group, Inc. (The)	12,250	390,653
		1,640,547

Broadcasting (0.3%)
Clear Channel Communications, Inc.	21,992	770,600

Building Materials (1.7%)
Sherwin-Williams Co. (The)	61,270	4,046,271

Capital Goods (0.1%)
Eaton Corp.	4,350	363,486

Chemicals (2.1%)
Lubrizol Corp. (The)	25,560	1,317,107
Rohm & Haas Co.	73,240	3,787,973
		5,105,080

Computers (4.1%)
EMC Corp. (NON)	130,990	1,814,212
Hewlett-Packard Co.	56,650	2,273,931
IBM Corp.	62,348	5,876,922
		9,965,065

Conglomerates (4.6%)
General Electric Co.	32,820	1,160,515
Honeywell International, Inc.	55,270	2,545,736
Textron, Inc.	5,050	453,490
Tyco International, Ltd. (Bermuda)	221,000	6,972,550
		11,132,291

Consumer Finance (1.6%)
Capital One Financial Corp.	15,470	1,167,366
Countrywide Financial Corp.	81,805	2,751,920
		3,919,286

Consumer Goods (2.6%)
Clorox Co.	15,060	959,171
Energizer Holdings, Inc. (NON)	18,493	1,578,008
Newell Rubbermaid, Inc.	72,630	2,258,067
Procter & Gamble Co. (The)	25,430	1,606,159
		6,401,405

Electric Utilities (5.1%)
Edison International	129,520	6,363,318
FirstEnergy Corp.	84,490	5,596,618
Pepco Holdings, Inc.	17,120	496,822
		12,456,758

Energy (0.5%)
BJ Services Co.	39,100	1,090,890

Financial (8.6%)
Assurant, Inc.	30,130	1,615,872
Citigroup, Inc.	212,350	10,902,049
JPMorgan Chase & Co.	114,280	5,528,866
MGIC Investment Corp.	51,679	3,044,927
		21,091,714

Food (0.5%)
General Mills, Inc.	22,750	1,324,505

Forest Products and Packaging (0.1%)

Packaging Corp. of America	7,550	184,220
Sonoco Products Co.	1,290	48,478
		232,698

Health Care Services (1.1%)
IMS Health, Inc.	19,730	585,192
McKesson Corp.	15,480	906,199
WellPoint, Inc. (NON)	14,750	1,196,225
		2,687,616

Household Furniture and Appliances (0.3%)
Whirlpool Corp.	8,001	679,365

Insurance (4.7%)
ACE, Ltd. (Bermuda)	52,730	3,008,774
Axis Capital Holdings, Ltd. (Bermuda)	48,460	1,640,856
Berkshire Hathaway, Inc. Class B (NON)	24	87,360
Chubb Corp. (The)	37,800	1,953,126
Fidelity National Title Group, Inc. Class A	30,030	721,020
PartnerRe, Ltd. (Bermuda)	19,350	1,326,249
Prudential Financial, Inc.	14,010	1,264,543
Travelers Cos., Inc. (The)	28,100	1,454,737
		11,456,665

Investment Banking/Brokerage (6.6%)
Allied Capital Corp.	144,579	4,165,321
Apollo Investment Corp.	11,090	237,326
Bear Stearns Cos., Inc. (The)	25,000	3,758,750
Goldman Sachs Group, Inc. (The)	23,670	4,890,932
IndyMac Bancorp, Inc.	12,290	393,895
Morgan Stanley	32,339	2,547,020
		15,993,244

Lodging/Tourism (0.6%)
Carnival Corp.	9,340	437,672
Royal Caribbean Cruises, Ltd.	4,140	174,542
Wyndham Worldwide Corp. (NON)	27,960	954,834
		1,567,048

Machinery (1.9%)
Cummins, Inc.	6,870	994,226
Parker-Hannifin Corp.	42,540	3,671,627
		4,665,853

Manufacturing (0.4%)
Teleflex, Inc.	13,209	899,137

Media (0.4%)
Time Warner, Inc.	33,750	665,550
Walt Disney Co. (The)	10,410	358,416
		1,023,966

Medical Technology (0.5%)
Becton, Dickinson and Co.	11,093	852,941
PerkinElmer, Inc.	20,170	488,517
		1,341,458

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	17,080	1,130,525
Nucor Corp.	2,640	171,943
Steel Dynamics, Inc.	11,890	513,648
United States Steel Corp.	6,380	632,705
		2,448,821

Natural Gas Utilities (0.2%)
Atmos Energy Corp.	11,840	370,355

Oil & Gas (13.4%)
BP PLC ADR (United Kingdom)	69,700	4,513,075
Devon Energy Corp.	34,400	2,381,168
Exxon Mobil Corp.	161,310	12,170,840
Hess Corp.	15,370	852,574
Marathon Oil Corp.	59,470	5,877,420
Occidental Petroleum Corp.	55,500	2,736,705
Total SA (France)	28,240	1,977,830
Valero Energy Corp.	35,530	2,291,330
		32,800,942

Pharmaceuticals (5.1%)
Eli Lilly Co.	25,480	1,368,531
Johnson & Johnson	53,350	3,214,871
Pfizer, Inc.	277,654	7,013,540
Watson Pharmaceuticals, Inc. (NON)	1,690	44,667
Wyeth	18,040	902,541
		12,544,150

Power Producers (0.5%)
Mirant Corp. (NON)	29,960	1,212,182

Publishing (0.4%)
R. R. Donnelley & Sons Co.	29,610	1,083,430

Regional Bells (3.7%)
Qwest Communications International, Inc. (NON)	43,550	391,515
Verizon Communications, Inc.	225,070	8,534,654
		8,926,169

Retail (2.4%)
Barnes & Noble, Inc.	9,570	377,537
Big Lots, Inc. (NON)	36,310	1,135,777
Circuit City Stores-Circuit City Group	32,720	606,302
Foot Locker, Inc.	49,840	1,173,732
Supervalu, Inc.	50,720	1,981,630
TJX Cos., Inc. (The)	22,760	613,610
		5,888,588

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	23,490	1,031,211

Semiconductor (0.6%)
Applied Materials, Inc.	79,810	1,462,119

Shipping (0.2%)
Overseas Shipholding Group	7,740	484,524

Software (0.8%)
Oracle Corp. (NON)	65,360	1,184,977
Symantec Corp. (NON)	47,650	824,345
		2,009,322

Technology Services (0.8%)
Automatic Data Processing, Inc.	26,650	1,289,860
Computer Sciences Corp. (NON)	13,860	722,522
		2,012,382

Telecommunications (2.5%)
Citizens Communications Co.	16,000	239,200
Embarq Corp.	78,530	4,425,166
Sprint Nextel Corp.	80,580	1,527,797
		6,192,163

Telephone (1.1%)
AT&T, Inc.	46,790	1,844,930
Windstream Corp.	51,390	754,919
		2,599,849

Tobacco (3.9%)
Altria Group, Inc.	94,910	8,334,047
Loews Corp. - Carolina Group	14,400	1,088,784
		9,422,831

Trucks & Parts (0.2%)
Autoliv, Inc. (Sweden)	6,490	370,644

Waste Management (0.5%)
Waste Management, Inc.	32,089	1,104,175

Total common stocks (cost $206,585,960)		$234,556,772

CONVERTIBLE PREFERRED STOCKS (3.3%)(a)
	Shares	Value

Citigroup Funding, Inc. Ser. GNW, 4.583% cv. pfd.	26,480	$850,273
Conseco, Inc. $1.375 cum. cv. pfd.	50,100	1,189,875
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	44,150	1,578,363
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	11,157	1,189,894
Huntsman Corp. $2.50 cv. pfd.	17,946	760,462
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	17,575	483,313
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	60,900	1,895,513

Total convertible preferred stocks (cost $7,657,749)		$7,947,693

CONVERTIBLE BONDS AND NOTES (0.3%)(a) (cost $700,000)
	Principal
	amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	$700,000	$751,625

SHORT-TERM INVESTMENTS (--%)(a) (cost $72,156)
	Shares	Value

Putnam Prime Money Market Fund (e)	72,156	$72,156

TOTAL INVESTMENTS

Total investments (cost $215,015,865) (b)	$243,328,246

NOTES

(a) Percentages indicated are based on net assets of $244,001,576.

(b) The aggregate identified cost on a tax basis is $215,699,295, resulting in gross unrealized appreciation and depreciation of $29,800,677 and $2,171,726, respectively, or net unrealized appreciation of $27,628,951.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,642 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $8,626,305 and $14,238,134, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (58.4%)(a)
	Shares	Value

Banking (4.6%)
Bank of America Corp.	313,030	$15,970,791
PNC Financial Services Group	48,500	3,490,545
Wachovia Corp.	48,900	2,691,945
Wells Fargo & Co.	137,200	4,723,796
		26,877,077

Basic Materials (2.3%)
E.I. du Pont de Nemours & Co.	24,700	1,220,921
Freeport-McMoRan Copper & Gold, Inc. Class B	54,022	3,575,716
Lubrizol Corp. (The)	13,200	680,196
Lyondell Chemical Co.	80,500	2,412,585
Nucor Corp. (S)	53,500	3,484,455
Rohm & Haas Co.	21,300	1,101,636
Steel Dynamics, Inc.	17,000	734,400
		13,209,909

Capital Goods (3.9%)
AGCO Corp. (NON) (S)	23,401	865,135
Boeing Co. (The)	28,950	2,573,945
Caterpillar, Inc.	35,200	2,359,456
Cummins, Inc.	27,500	3,979,800
Eaton Corp.	24,700	2,063,932
Emerson Electric Co.	13,800	594,642
L-3 Communications Holdings, Inc.	12,300	1,075,881
Lockheed Martin Corp.	22,800	2,212,056
Parker-Hannifin Corp.	28,400	2,451,204
Raytheon Co.	59,800	3,137,108
Waste Management, Inc.	51,900	1,785,879
		23,099,038

Communication Services (3.5%)
AT&T, Inc.	252,200	9,944,246
CenturyTel, Inc.	17,800	804,382
Qwest Communications International, Inc. (NON)	205,600	1,848,344
Sprint Nextel Corp.	53,900	1,021,944
Verizon Communications, Inc.	188,440	7,145,645
		20,764,561

Conglomerates (2.9%)
3M Co.	14,800	1,131,164
General Electric Co.	237,700	8,405,072
Honeywell International, Inc.	40,400	1,860,824
Textron, Inc.	7,100	637,580
Tyco International, Ltd. (Bermuda)	159,200	5,022,760
		17,057,400

Consumer Cyclicals (4.9%)
Barnes & Noble, Inc.	73,800	2,911,410
Big Lots, Inc. (NON)	55,600	1,739,168
Black & Decker Manufacturing Co.	15,300	1,248,786
Carnival Corp.	23,800	1,115,268
Circuit City Stores-Circuit City Group	94,700	1,754,791
Federated Department Stores, Inc.	47,400	2,135,370
Ford Motor Co. (S)	94,300	744,027
Gannett Co., Inc.	22,500	1,266,525
Gap, Inc. (The)	39,100	672,911
KB Home	30,800	1,314,236
Lennar Corp.	34,700	1,464,687
Masco Corp.	53,200	1,457,680
Nordstrom, Inc.	11,500	608,810
NVR, Inc. (NON)	4,124	2,742,460
Office Depot, Inc. (NON)	58,000	2,038,120
OfficeMax, Inc.	12,600	664,524
Walt Disney Co. (The)	84,500	2,909,335
Whirlpool Corp.	19,900	1,689,709
		28,477,817

Consumer Finance (0.4%)
Capital One Financial Corp.	18,030	1,360,544
Countrywide Financial Corp.	35,200	1,184,128
		2,544,672

Consumer Staples (3.7%)
Altria Group, Inc. (SEG)	56,080	4,924,385
Anheuser-Busch Cos., Inc.	36,300	1,831,698
Coca-Cola Co. (The)	22,900	1,099,200
Colgate-Palmolive Co.	30,700	2,050,453
General Mills, Inc.	46,300	2,695,586
Kroger Co.	31,200	881,400
Loews Corp. - Carolina Group	21,000	1,587,810
McDonald's Corp.	8,800	396,440
Newell Rubbermaid, Inc.	59,600	1,852,964
Pepsi Bottling Group, Inc. (The)	81,500	2,599,035
Time Warner, Inc.	87,700	1,729,444
		21,648,415

Energy (3.0%)
Chevron Corp.	24,100	1,782,436
ConocoPhillips	46,500	3,178,275
Devon Energy Corp.	10,000	692,200
ENSCO International, Inc.	13,700	745,280
EOG Resources, Inc.	14,300	1,020,162
Exxon Mobil Corp.	16,900	1,275,105
Marathon Oil Corp.	37,900	3,745,657
Pride International, Inc. (NON)	36,200	1,089,620
Sunoco, Inc.	22,800	1,606,032
Valero Energy Corp.	35,900	2,315,191
		17,449,958

Financial (6.3%)
AMBAC Financial Group, Inc.	30,900	2,669,451
Assurant, Inc.	13,600	729,368
Citigroup, Inc. (SEG)	290,100	14,893,734
Hospitality Properties Trust (R')	67,800	3,173,040
HRPT Properties Trust (R')	94,300	1,159,890
JPMorgan Chase & Co.	165,200	7,992,376
Lehman Brothers Holdings, Inc. (S)	60,600	4,246,242
MGIC Investment Corp.	12,800	754,176
PMI Group, Inc. (The)	33,300	1,505,826
		37,124,103

Health Care (3.5%)
Aetna, Inc.	15,300	669,987
AmerisourceBergen Corp.	40,800	2,152,200
Boston Scientific Corp. (NON)	79,000	1,148,660
McKesson Corp.	80,500	4,712,470
Merck & Co., Inc.	100,600	4,443,502
Pfizer, Inc.	186,000	4,698,360
Watson Pharmaceuticals, Inc. (NON)	41,200	1,088,916
WellPoint, Inc. (NON)	22,500	1,824,750
		20,738,845

Insurance (4.8%)
ACE, Ltd. (Bermuda)	61,539	3,511,415
Allstate Corp. (The)	66,100	3,969,966
Berkshire Hathaway, Inc. Class B (NON)	240	873,600
Chubb Corp. (The)	90,100	4,655,467
Cincinnati Financial Corp.	36,700	1,556,080
Everest Re Group, Ltd. (Barbados)	30,000	2,885,100
Genworth Financial, Inc. Class A	47,780	1,669,433
Hartford Financial Services Group, Inc. (The)	17,127	1,636,999
Prudential Financial, Inc.	5,065	457,167
Travelers Cos., Inc. (The)	79,700	4,126,069
W.R. Berkley Corp.	88,036	2,915,752
		28,257,048

Investment Banking/Brokerage (4.0%)
Allied Capital Corp. (S)	16,032	461,882
Bear Stearns Cos., Inc. (The)	28,800	4,330,080
Goldman Sachs Group, Inc. (The)	31,300	6,467,519
IndyMac Bancorp, Inc. (S)	61,900	1,983,895
Merrill Lynch & Co., Inc. (S)	50,100	4,091,667
Morgan Stanley	75,500	5,946,380
		23,281,423

Real Estate (0.5%)
Apartment Investment & Management Co. Class A (R)	31,600	1,823,004
Camden Property Trust (R) (S)	15,100	1,061,681
		2,884,685

Technology (5.7%)
Accenture, Ltd. Class A (Bermuda)	35,800	1,379,732
Acxiom Corp.	57,200	1,223,508
Apple Computer, Inc. (NON)	22,800	2,118,348
Applied Materials, Inc.	103,100	1,888,792
Atmel Corp. (NON)	134,500	676,535
Electronic Data Systems Corp.	94,500	2,615,760
Hewlett-Packard Co.	184,500	7,405,830
IBM Corp.	36,600	3,449,916
Intel Corp.	48,600	929,718
Lexmark International, Inc. Class A (NON)	24,800	1,449,808
Microsoft Corp.	155,700	4,339,359
Motorola, Inc. (S)	275,600	4,869,852
National Semiconductor Corp.	44,700	1,079,058
		33,426,216

Transportation (0.7%)
Overseas Shipholding Group	41,100	2,572,860
Southwest Airlines Co.	101,500	1,492,050
		4,064,910

Utilities & Power (3.7%)
Alliant Energy Corp.	71,400	3,200,148
DTE Energy Co.	18,200	871,780
Edison International	69,900	3,434,187
Entergy Corp.	6,820	715,554
FirstEnergy Corp.	72,400	4,795,776
Mirant Corp. (NON)	30,800	1,246,168
Pepco Holdings, Inc.	73,500	2,132,970

PG&E Corp.	86,440	4,172,459
Wisconsin Energy Corp.	29,300	1,421,636
		21,990,678

Total common stocks (cost $285,753,449)		$342,896,755

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.8%)(a)

	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, November 1, 2036	$235,882	$233,431
5 1/2s, with due dates from November 1, 2018 to
April 1, 2020	194,945	195,329
5s, TBA, May 1, 2037	11,400,000	11,013,540
5s, TBA, April 1, 2037	21,100,000	20,387,875
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	25,263	27,567
8s, with due dates from October 1, 2025 to July 1, 2033	23,233	24,524
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	189,626	199,281
7s, with due dates from April 1, 2032 to
December 1, 2035	1,371,611	1,420,913
7s, with due dates from October 1, 2007 to
November 1, 2014	87,151	89,574
6 1/2s, with due dates from April 1, 2033 to
January 1, 2035	500,621	513,644
6 1/2s, February 1, 2016	14,641	14,982
6s, with due dates from October 1, 2021 to
October 1, 2036	2,891,817	2,931,822
6s, with due dates from December 1, 2008 to
September 1, 2021	45,931,808	46,710,744
6s, TBA, May 1, 2037	3,100,000	3,121,313
6s, TBA, April 1, 2037	3,100,000	3,122,766
5 1/2s, with due dates from May 1, 2036 to
February 1, 2037	2,266,354	2,242,620
5 1/2s, with due dates from July 1, 2019 to
November 1, 2020	964,058	966,338
5 1/2s, TBA, May 1, 2037	15,000,000	14,835,351
5 1/2s, TBA, April 1, 2037	15,200,000	15,037,313
5s, with due dates from September 1, 2035 to
January 1, 2036	8,494,980	8,220,221
5s, April 1, 2020	28,006	27,627
4 1/2s, with due dates from April 1, 2021 to
November 1, 2035	2,172,580	2,072,156
4 1/2s, with due dates from June 1, 2020 to
September 1, 2020	665,066	644,543
		134,053,474

Total U.S. government and agency mortgage obligations (cost $134,076,879)		$134,053,474

U.S. TREASURY OBLIGATIONS (0.2%)(a) (cost $969,880)

	Principal amount	Value

U.S. Treasury Notes 3 1/4s, August 15, 2008	$967,000	$947,584

COLLATERALIZED MORTGAGE OBLIGATIONS (17.1%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$117,000	$116,674
Ser. 97-C1, Class H, 7s, 2029	108,000	107,729
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.307s, 2029	250,000	269,394
FRB Ser. 97-D5, Class A5, 7.11s, 2043	73,000	79,244
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	169,452
Ser. 06-2, Class A4, 5.741s, 2045	869,000	899,081
Ser. 06-4, Class A4, 5.634s, 2046	400,000	406,951
Ser. 06-5, Class A4, 5.414s, 2047	440,000	440,762
Ser. 04-3, Class A5, 5.305s, 2039	580,000	587,250
Ser. 07-1, Class XW, IO, 0.292s, 2049	2,499,000	59,743
Ser. 06-1, Class XC, IO, 0.04s, 2045	3,806,542	27,367
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	102,919
Ser. 02-PB2, Class XC, IO, 0.156s, 2035	2,605,695	48,959
Ser. 05-1, Class XW, IO, 0.103s, 2042	46,466,822	189,055
Ser. 04-5, Class XC, IO, 0.08s, 2041	6,279,847	82,177
Ser. 05-4, Class XC, IO, 0.049s, 2045	11,201,298	82,663
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	26,000	26,109
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	61,000	61,123
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	111,000	110,904
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	279,000	278,756
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	154,000	154,040
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	128,000	128,234
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	244,000	245,130
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	112,000	111,916
Ser. 06-LAQ, Class X1, IO, 0.63s, 2021	11,169,000	32,633
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	521,855	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.396s, 2034	1,824,685	6,653
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,669,000	25,813
Banc of America Structured Security Trust 144A Ser.

02-X1, Class A3, 5.436s, 2033	233,645	234,451
Bayview Commercial Asset Trust Ser. 07-1, Class A, IO,
1.211s, 2037	1,735,325	227,675
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	212,165	212,632
Ser. 04-2, IO, 1.72s, 2034	1,588,099	110,236
Ser. 05-1A, IO, 1.6s, 2035	919,860	68,810
Ser. 04-3, IO, 1.6s, 2035	688,600	49,359
Ser. 06-2A, IO, 0.879s, 2036	447,571	40,773
Ser. 05-3A, IO, 0.775s, 2035	2,648,627	215,817
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.86s, 2034	73,003	72,746
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.45s, 2032	151,000	168,461
Ser. 05-PWR9, Class X1, IO, 0.031s, 2042	6,975,847	71,046
Ser. 04-PR3I, Class X1, IO, 0.027s, 2041	1,028,064	21,183
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018	270,000	270,000
FRB Ser. 05-LXR1, Class H, 6.52s, 2018	135,000	135,000
FRB Ser. 05-LXR1, Class G, 6.27s, 2018	135,000	135,000
Ser. 06-BBA7, Class X1A, IO, 1.594s, 2019	4,275,000	43,335
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	13,100,000	3,153
Ser. 06-PW14, Class XW, IO, 0.692s, 2038	2,148,438	109,352
Ser. 06-PW14, Class X1, IO, 0.049s, 2038	2,311,244	41,711
Ser. 07-PW15, Class X1, IO, 0.047s, 2044	8,907,000	111,223
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	17,469,458	80,211
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	1,169,000	21,964
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	73,000	77,276
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	606,988
Ser. 98-1, Class G, 6.56s, 2030	148,000	156,383
Ser. 98-1, Class H, 6.34s, 2030	227,000	198,442
Citigroup 144A Ser. 07-CD4, Class XC, IO, 0.044s, 2049	12,004,000	115,351
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.083s, 2043	15,625,891	165,415
Ser. 06-C5, Class XC, IO, 0.049s, 2049	14,386,254	207,926
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	3,589,000	101,922
Ser. 06-CD2, Class X, IO, 0.087s, 2046	10,725,372	64,524
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	410,401	409,970
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	269,319
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	3,616,000	3,492,984
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	211,000	211,000
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	131,123
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	104,746
Ser. 03-LB1A, Class X1, IO, 0.347s, 2038	1,263,904	52,183
Ser. 05-LP5, Class XC, IO, 0.068s, 2043	10,890,058	117,830
Ser. 06-C8, Class XS, IO, 0.045s, 2046	6,475,000	91,310
Ser. 05-C6, Class XC, IO, 0.031s, 2044	12,375,686	87,979
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.608s, 2046	987,730	40,127
Ser. 05-24, Class IIAX, IO, 2.391s, 2035	1,739,242	48,120
Ser. 05-24, Class 1AX, IO, 1.201s, 2035	2,765,754	49,106
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	2,776,534	6,941
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	722,000	725,877
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C5, Class AX, IO, 0.064s, 2039	4,120,601	73,083
Ser. 07-C1, Class AX, IO, 0.058s, 2040	11,254,000	125,302
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	383,857
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	239,175
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	654,284
Ser. 05-C4, Class A5, 5.104s, 2038	1,979,000	1,947,595
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	25,000	25,000
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	189,000	189,001
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	277,000	277,000
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	81,000	81,006
Ser. 01-CK1, Class AY, IO, 0.784s, 2035	9,013,000	200,990
Ser. 02-CP3, Class AX, IO, 0.432s, 2035	2,364,343	91,795
Ser. 03-C3, Class AX, IO, 0.407s, 2038	10,605,623	426,494
Ser. 05-C2, Class AX, IO, 0.1s, 2037	9,218,679	145,305
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	290,568	308,383
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	207,953
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	371,680
Fannie Mae
Ser. 03-W6, Class PT1, 9.952s, 2042	68,290	73,244
Ser. 02-T12, Class A4, 9 1/2s, 2042	29,552	31,050
Ser. 02-T4, Class A4, 9 1/2s, 2041	252,203	263,679
Ser. 02-T6, Class A3, 9 1/2s, 2041	59,608	61,331
Ser. 04-T3, Class PT1, 9.279s, 2044	139,752	157,599
IFB Ser. 06-62, Class PS, 7.98s, 2036	219,077	245,217
IFB Ser. 05-37, Class SU, 7.92s, 2035	376,703	411,858
IFB Ser. 06-76, Class QB, 7.68s, 2036	214,293	227,699
IFB Ser. 06-48, Class TQ, 7.68s, 2036	422,077	458,677
IFB Ser. 06-60, Class AK, 7.52s, 2036	179,928	193,019
Ser. 02-26, Class A2, 7 1/2s, 2048	207,791	217,324
Ser. 05-W3, Class 1A, 7 1/2s, 2045	517,414	547,078

Ser. 05-W1, Class 1A4, 7 1/2s, 2044	339,744	357,836
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	81,477	85,837
Ser. 04-W14, Class 2A, 7 1/2s, 2044	41,664	43,898
Ser. 04-W8, Class 3A, 7 1/2s, 2044	394,011	415,331
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	165,639	174,519
Ser. 04-W2, Class 5A, 7 1/2s, 2044	689,891	725,825
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	255,944	269,283
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	126,342	133,032
Ser. 03-W1, Class 2A, 7 1/2s, 2042	78,835	82,354
Ser. 03-W4, Class 4A, 7 1/2s, 2042	38,369	40,079
Ser. 02-T18, Class A4, 7 1/2s, 2042	112,601	117,856
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	373,621	391,060
Ser. 02-T16, Class A3, 7 1/2s, 2042	499,643	522,842
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	323,982	339,103
Ser. 02-W6, Class 2A, 7 1/2s, 2042	285,805	299,118
Ser. 02-T12, Class A3, 7 1/2s, 2042	138,132	143,987
Ser. 02-W4, Class A5, 7 1/2s, 2042	539,040	562,773
Ser. 02-W1, Class 2A, 7 1/2s, 2042	311,883	324,950
Ser. 02-14, Class A2, 7 1/2s, 2042	60,463	63,174
Ser. 01-T10, Class A2, 7 1/2s, 2041	177,253	184,628
Ser. 02-T4, Class A3, 7 1/2s, 2041	80,767	84,164
Ser. 02-T6, Class A2, 7 1/2s, 2041	517,587	538,080
Ser. 01-T12, Class A2, 7 1/2s, 2041	203,770	212,011
Ser. 01-T8, Class A1, 7 1/2s, 2041	508,706	528,326
Ser. 01-T7, Class A1, 7 1/2s, 2041	555,905	577,575
Ser. 01-T3, Class A1, 7 1/2s, 2040	38,278	39,813
Ser. 01-T1, Class A1, 7 1/2s, 2040	91,669	95,377
Ser. 99-T2, Class A1, 7 1/2s, 2039	19,242	20,265
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	130,505	136,246
Ser. 02-T1, Class A3, 7 1/2s, 2031	130,873	136,638
Ser. 00-T6, Class A1, 7 1/2s, 2030	146,796	153,256
Ser. 02-W7, Class A5, 7 1/2s, 2029	69,310	72,446
Ser. 01-T4, Class A1, 7 1/2s, 2028	399,658	421,746
Ser. 02-W3, Class A5, 7 1/2s, 2028	83,901	87,664
IFB Ser. 06-63, Class SP, 7.38s, 2036	233,047	257,254
IFB Ser. 06-60, Class TK, 7.32s, 2036	102,947	110,854
Ser. 02-26, Class A1, 7s, 2048	174,871	180,813
Ser. 04-T3, Class 1A3, 7s, 2044	224,771	233,796
Ser. 03-W3, Class 1A2, 7s, 2042	82,653	85,533
Ser. 02-T16, Class A2, 7s, 2042	177,251	183,397
Ser. 02-14, Class A1, 7s, 2042	62,415	64,423
Ser. 02-T4, Class A2, 7s, 2041	33,049	34,076
Ser. 01-W3, Class A, 7s, 2041	61,415	63,616
Ser. 05-W4, Class 1A3, 7s, 2035	104,085	107,895
Ser. 04-W1, Class 2A2, 7s, 2033	777,932	808,760
IFB Ser. 06-104, Class ES, 6.85s, 2036	270,374	282,525
IFB Ser. 06-104, Class CS, 5.76s, 2036	253,376	259,709
Ser. 07-16, Class TS, IO, 5 1/2s, 2009	2,154,331	46,116
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	402,628	410,883
IFB Ser. 05-74, Class CS, 5.39s, 2035	247,707	251,715
IFB Ser. 05-74, Class CP, 5.243s, 2035	217,883	224,491
IFB Ser. 05-57, Class CD, 5.175s, 2035	197,673	201,623
IFB Ser. 06-8, Class PK, 5.12s, 2036	405,861	405,877
IFB Ser. 06-27, Class SP, 5.06s, 2036	299,000	309,243
IFB Ser. 06-8, Class HP, 5.06s, 2036	353,334	360,783
IFB Ser. 06-8, Class WK, 5.06s, 2036	548,846	556,293
IFB Ser. 05-106, Class US, 5.06s, 2035	527,020	542,945
IFB Ser. 05-99, Class SA, 5.06s, 2035	260,090	264,140
Ser. 07-39, Class A, IO, 5s, 2037	815,000	30,264
IFB Ser. 05-114, Class SP, 4.95s, 2036	150,565	142,848
IFB Ser. 05-45, Class DA, 4.913s, 2035	392,497	398,641
IFB Ser. 05-74, Class DM, 4.877s, 2035	499,598	505,841
IFB Ser. 05-45, Class DC, 4.803s, 2035	327,081	330,776
IFB Ser. 06-60, Class CS, 4.583s, 2036	102,377	98,764
IFB Ser. 05-57, Class DC, 4.485s, 2034	346,332	349,732
IFB Ser. 05-45, Class PC, 4.29s, 2034	169,041	169,278
IFB Ser. 05-95, Class OP, 3.923s, 2035	141,000	133,192
IFB Ser. 05-106, Class JC, 3.628s, 2035	99,907	92,598
IFB Ser. 05-83, Class QP, 3.562s, 2034	90,550	85,456
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	6,664	27
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	296,849	27,841
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	444,041	34,621
Ser. 03-W12, Class 2, IO, 2.234s, 2043	1,125,610	64,498
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	582,968	38,034
Ser. 03-W10, Class 1, IO, 1.941s, 2043	3,793,200	185,997
Ser. 03-W10, Class 3, IO, 1.931s, 2043	693,330	34,351
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	98,014	7,505
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	3,428,005	204,744
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	223,393	20,411
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	608,347	45,178
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	815,792	41,039
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	853,347	43,241
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	287,927	15,850
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	1,121,260	84,548
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	2,153,919	117,061
Ser. 03-W8, Class 12, IO, 1.636s, 2042	2,672,896	120,742
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	918,769	51,280
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	1,904,000	105,796
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	752,009	40,543
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	456,329	25,463
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	1,140,813	62,891
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	1,629,501	117,976
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	243,028	13,361
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	497,511	35,372
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	230,498	16,299
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	851,429	55,373
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	1,056,053	53,219

IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	1,420,578	69,467
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	548,007	35,373
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	939,306	61,330
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	1,015,493	50,457
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	742,777	46,416
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	869,238	50,755
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	636,379	42,828
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	658,994	43,254
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	705,791	45,617
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	1,529,772	77,785
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	751,915	40,181
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	142,869	10,522
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	625,673	32,285
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	1,668,696	88,000
Ser. 06-116, Class ES, IO, 1.33s, 2036	218,583	8,974
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	446,667	25,265
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	3,072,671	128,700
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	377,866	17,539
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	847,325	45,444
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	598,043	32,317
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	241,741	11,896
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	403,637	29,297
Ser. 06-104, Class SG, IO, 1.28s, 2036	453,585	20,204
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	1,008,898	60,332
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	712,913	39,279
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	744,399	31,521
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	1,557,296	86,071
IFB Ser. 06-42, Class IB, IO, 1.27s, 2036	614,334	24,826
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	1,316,859	52,570
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	90,753	6,779
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	270,396	15,499
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	549,778	29,143
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	303,092	16,003
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	830,411	40,359
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	933,862	36,626
Ser. 06-94, Class NI, IO, 1.18s, 2036	224,489	9,587
Ser. 03-W17, Class 12, IO, 1.153s, 2033	1,024,975	42,229
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	1,314,000	76,440
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	2,007,560	95,625
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	1,561,685	84,580
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	2,074,747	110,007
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	1,149,483	61,225
IFB Ser. 06-123, Class LI, IO, 1s, 2037	763,350	38,988
Ser. 03-T2, Class 2, IO, 0.824s, 2042	3,922,938	84,777
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	1,547,000	59,560
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	2,017,910	65,688
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	1,971,393	65,379
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	3,625,868	117,291
Ser. 03-W6, Class 51, IO, 0.682s, 2042	1,198,258	19,101
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	376,679	6,942
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	573,971	27,832
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,830,161	61,196
Ser. 01-T12, Class IO, 0.568s, 2041	1,892,929	22,734
Ser. 03-W2, Class 1, IO, 0.469s, 2042	2,056,388	22,689
Ser. 03-W3, Class 1, IO, 0.442s, 2042	4,051,521	36,383
Ser. 02-T1, Class IO, IO, 0.423s, 2031	1,660,542	15,700
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,594,682	15,407
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,719,719	16,103
Ser. 03-W4, Class 3A, IO, 0.338s, 2042	1,577,741	15,081
Ser. 03-W8, Class 11, IO, 0.03s, 2042	183,022	6
Ser. 03-W6, Class 21, IO, 0.004s, 2042	42,287	--
Ser. 371, Class 1, PO, zero %, 2036	497,858	416,555
Ser. 05-113, Class DO, PO, zero %, 2036	527,233	423,271
Ser. 367, Class 1, PO, zero %, 2036	155,766	118,340
Ser. 363, Class 1, PO, zero %, 2035	1,636,418	1,248,581
Ser. 361, Class 1, PO, zero %, 2035	1,103,188	905,250
Ser. 04-38, Class AO, PO, zero %, 2034	625,840	456,179
Ser. 04-61, Class CO, PO, zero %, 2031	420,000	343,765
Ser. 07-31, Class TS, IO, zero %, 2009	1,346,000	28,812
Ser. 07-15, Class IM, IO, zero %, 2009	522,317	9,911
FRB Ser. 05-117, Class GF, zero %, 2036	112,203	104,782
FRB Ser. 05-65, Class ER, zero %, 2035	373,472	357,759
FRB Ser. 05-57, Class UL, zero %, 2035	364,855	354,301
FRB Ser. 05-36, Class QA, zero %, 2035	70,818	65,175
FRB Ser. 05-65, Class CU, zero %, 2034	62,557	70,952
FRB Ser. 05-81, Class DF, zero %, 2033	45,857	46,007
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	31,296	32,601
Ser. T-60, Class 1A3, 7 1/2s, 2044	614,737	647,748
Ser. T-59, Class 1A3, 7 1/2s, 2043	273,957	289,417
Ser. T-58, Class 4A, 7 1/2s, 2043	162,972	170,941
Ser. T-57, Class 1A3, 7 1/2s, 2043	455,984	478,937
Ser. T-51, Class 2A, 7 1/2s, 2042	208,076	217,052
Ser. T-42, Class A5, 7 1/2s, 2042	89,705	93,519
Ser. T-41, Class 3A, 7 1/2s, 2032	381,499	398,313
Ser. T-60, Class 1A2, 7s, 2044	581,865	605,180
Ser. T-41, Class 2A, 7s, 2032	27,386	28,257
Ser. T-56, Class A, IO, 0.562s, 2043	1,658,454	22,917
Ser. T-56, Class 3, IO, 0.361s, 2043	1,189,347	9,749
Ser. T-56, Class 1, IO, 0.286s, 2043	1,512,297	8,281
Ser. T-56, Class 2, IO, 0.05s, 2043	1,362,396	2,939
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	362,253	389,397
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.686s, 2033	3,820,326	203,822
First Union-Lehman Brothers Commercial Mortgage Trust

II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	376,835
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	125,967
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	477,585
Freddie Mac
IFB Ser. 3153, Class UK, 7 1/2s, 2036	253,831	291,087
IFB Ser. 3202, Class PS, 7.32s, 2036	102,988	112,785
IFB Ser. 3182, Class PS, 7.32s, 2032	296,050	328,491
IFB Ser. 3153, Class SX, 6.65s, 2036	95,167	102,199
IFB Ser. 3081, Class DC, 5.22s, 2035	210,471	214,249
IFB Ser. 3114, Class GK, 5.12s, 2036	137,524	139,964
IFB Ser. 2976, Class KL, 4.877s, 2035	372,364	373,656
IFB Ser. 2990, Class DP, 4.767s, 2034	322,590	320,612
IFB Ser. 2979, Class AS, 4.767s, 2034	93,119	92,505
IFB Ser. 3065, Class DC, 3.9s, 2035	321,450	304,644
IFB Ser. 3050, Class SA, 3.575s, 2034	230,212	212,657
IFB Ser. 2990, Class LB, 3.35s, 2034	393,976	363,057
IFB Ser. 2990, Class WP, 3.302s, 2035	247,008	237,420
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	556,786	61,359
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	625,632	63,805
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	313,908	18,643
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	1,486,545	86,422
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	624,385	41,895
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	300,624	19,162
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	548,000	33,576
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	1,543,921	104,852
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	802,486	40,847
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	4,190,409	202,341
Ser. 3236, Class ES, IO, 1.38s, 2036	492,343	23,189
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	983,628	62,541
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	1,323,074	63,361
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	337,934	14,890
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	1,594,197	113,718
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	648,515	27,258
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	1,049,859	72,155
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	445,150	21,585
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	844,389	49,354
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	294,807	21,517
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	1,848,769	93,876
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	2,103,407	67,631
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	1,079,938	74,009
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	570,337	36,812
IFB Ser. 3240, Class S, IO, 1.3s, 2036	1,327,787	79,502
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	229,346	16,728
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	881,083	58,431
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	329,273	24,220
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	727,682	28,237
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	697,270	43,510
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	288,273	15,728
IFB Ser. 3199, Class S, IO, 1.13s, 2036	352,154	19,121
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	1,682,000	94,559
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	1,564,110	88,076
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	798,921	43,008
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	730,000	28,173
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	1,197,000	49,651
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	803,000	28,105
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	673,305	19,463
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	1,995,000	88,057
IFB Ser. 2815, Class S, IO, 0.68s, 2032	661,996	18,006
Ser. 242, PO, zero %, 2036	2,891,045	2,381,712
Ser. 239, PO, zero %, 2036	2,751,539	2,216,913
Ser. 236, PO, zero %, 2036	1,037,618	840,822
Ser. 3045, Class DO, PO, zero %, 2035	320,465	255,789
FRB Ser. 3022, Class TC, zero %, 2035	46,508	47,749
FRB Ser. 3003, Class XF, zero %, 2035	310,167	302,946
FRB Ser. 2958, Class FL, zero %, 2035	128,149	115,907
FRB Ser. 3046, Class WF, zero %, 2035	54,674	52,886
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.071s, 2043	6,549,123	50,874
Ser. 05-C3, Class XC, IO, 0.05s, 2045	31,030,979	167,288
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	131,000	138,734
Ser. 04-C2, Class A4, 5.301s, 2038	1,281,000	1,280,590
Ser. 03-C2, Class A2, 5.285s, 2040	828,000	838,880
Ser. 97-C1, Class X, IO, 1.369s, 2029	489,215	12,664
Ser. 05-C1, Class X1, IO, 0.077s, 2043	12,348,055	184,739
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	206,956
Ser. 06-C1, Class XC, IO, 0.05s, 2045	17,889,340	129,286
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.016s, 2034	394,757	392,371
IFB Ser. 05-66, Class SP, 3.1s, 2035	194,925	181,867
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	264,221	17,309
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	264,221	17,234
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	981,791	54,152
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	922,268	44,167
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	689,727	33,859
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	499,000	23,436
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	597,551	27,338
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	733,745	28,129
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	2,594,987	114,342
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	724,439	26,155
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	1,843,000	70,264
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	331,287	10,479
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	1,474,943	57,910
Greenpoint Mortgage Funding Trust Ser. 05-AR1,

Class X1, IO, 1.36s, 2045	1,141,180	28,173
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	300,000	303,188
Ser. 05-GG5, Class XC, IO, 0.045s, 2037	24,945,719	109,138
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	4,306,000	108,727
Ser. 05-GG3, Class XC, IO, 0.122s, 2042	19,314,623	323,520
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	433,000	438,646
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	578,738
Ser. 05-GG4, Class A4B, 4.732s, 2039	724,000	694,381
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	75,000	75,000
Ser. 98-C1, Class F, 6s, 2030	173,000	173,893
Ser. 03-C1, Class X1, IO, 0 1/4s, 2040	2,647,837	46,256
Ser. 05-GG4, Class XC, IO, 0.153s, 2039	14,336,290	252,565
Ser. 04-C1, Class X1, IO, 0.132s, 2028	5,920,016	40,006
Ser. 06-GG6, Class XC, IO, 0.032s, 2038	14,827,305	51,548
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.856s, 2035	289,563	286,713
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	133,571
Ser. 06-CB16, Class A4, 5.552s, 2045	495,000	500,881
Ser. 06-CB14, Class A4, 5.481s, 2044	1,311,000	1,320,216
Ser. 06-CB14, Class AM, 5.445s, 2044	684,000	689,903
Ser. 06-LDP9, Class A3, 5.336s, 2047	449,000	446,683
Ser. 05-CB11, Class A4, 5.335s, 2037	899,000	899,377
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	238,125
Ser. 07-LDPX, Class X, IO, 0.527s, 2049	7,207,000	180,175
Ser. 06-CB17, Class X, IO, 0.515s, 2043	5,068,619	205,938
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	1,276,291	43,470
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	29,917,931	25,711
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	155,049
Ser. 06-FL2A, Class X1, IO, 0.683s, 2018	11,756,827	37,152
Ser. 03-ML1A, Class X1, IO, 0.293s, 2039	6,668,535	238,348
Ser. 05-LDP2, Class X1, IO, 0.094s, 2042	20,559,482	358,988
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	7,516,735	84,270
Ser. 05-LDP1, Class X1, IO, 0.066s, 2046	5,066,319	48,288
Ser. 05-LDP3, Class X1, IO, 0.052s, 2042	11,035,834	87,080
Ser. 05-LDP5, Class X1, IO, 0.038s, 2044	46,893,921	219,815
Ser. 06-LDP6, Class X1, IO, 0.036s, 2043	4,777,113	26,498
Ser. 06-CB14, Class X1, IO, 0.033s, 2044	7,682,834	37,214
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	91,368
Ser. 99-C1, Class G, 6.41s, 2031	97,000	100,779
Ser. 98-C4, Class G, 5.6s, 2035	84,000	84,127
Ser. 98-C4, Class H, 5.6s, 2035	143,000	135,521
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	905,000	897,962
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	234,419
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	3,564,147	177,138
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	7,642,891	162,411
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	32,881,891	342,731
Ser. 05-C5, Class XCL, IO, 0.097s, 2020	9,432,862	136,266
Ser. 05-C7, Class XCL, IO, 0.083s, 2040	17,029,223	170,463
Ser. 06-C1, Class XCL, IO, 0.07s, 2041	14,025,805	156,343
Ser. 06-C7, Class XCL, IO, 0.065s, 2038	2,591,652	46,529
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014	220,000	220,022
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	137,000	137,150
FRB Ser. 05-LLFA, 6.12s, 2018	57,000	56,858
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	186,248	205,652
IFB Ser. 07-1, Class 3A2, IO, 1.93s, 2037	752,571	51,425
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	1,149,863	53,158
IFB Ser. 07-1, Class 2A3, IO, 1.31s, 2037	1,292,253	75,675
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	1,105,310	54,379
IFB Ser. 06-9, Class 2A3, IO, 1.3s, 2036	1,581,992	84,112
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	1,741,974	92,864
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036	1,949,279	73,849
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	310,960	1,566
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.71s, 2034	89,109	90,738
Ser. 04-13, Class 3A6, 3.786s, 2034	461,000	445,843
Ser. 06-OA1, Class X, IO, 2.045s, 2046	837,771	29,977
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	335,653	6,084
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	883,158	2,208
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.06s, 2049	10,697,574	160,881
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.82s, 2022	100,000	100,581
Ser. 06-1, Class X1TM, IO, 5.569s, 2022	1,001,000	26,863
Ser. 06-1, Class X1A, IO, 1.15s, 2022	3,468,394	42,592
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.508s, 2030	82,000	88,495
FRB Ser. 05-A9, Class 3A1, 5.286s, 2035	831,890	829,421
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.085s, 2043	9,475,038	132,873
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.145s, 2039	1,150,879	25,310
Ser. 05-LC1, Class X, IO, 0.107s, 2044	5,109,503	47,103
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.414s, 2040	325,091	101,591
Ser. 05-C3, Class X, IO, 5.556s, 2044	391,618	118,709

Ser. 06-C4, Class X, IO, 4.332s, 2016	1,141,000	393,029
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.54s, 2043	1,431,010	82,004
Ser. 05-HQ6, Class X1, IO, 0.072s, 2042	12,031,215	128,967
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	522,000	526,078
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	541,063
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	280,137
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	74,000	74,766
Ser. 04-RR, Class F5, 6s, 2039	220,000	194,623
Ser. 04-RR, Class F6, 6s, 2039	230,000	193,955
Morgan Stanley Mortgage Loan Trust IFB Ser. 06-7,
Class 4A3, IO, zero %, 2036	408,802	1,747
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.39s, 2035	763,092	765,953
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.24s, 2030	124,000	126,730
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)	319,000	318,982
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	506,856
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	143,997
Ser. 00-C2, Class J, 6.22s, 2033	127,000	129,134
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)	343,000	350,718
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)	135,000	135,088
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	173,318	2,207
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	727,826	671,128
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.879s, 2036	2,569,007	121,854
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	89,500
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	53,371
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	36,926
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.27s, 2035	349,351	348,697
Ser. 04-8, Class 1A3, 4.646s, 2034	19,709	20,030
Ser. 05-9, Class AX, IO, 1.006s, 2035	3,846,241	57,309
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	1,884,000	1,892,507
Ser. 05-C17, Class A4, 5.083s, 2042	943,000	928,098
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	411,759
Ser. 06-C28, Class XC, IO, 0.381s, 2048	2,222,060	61,795
Ser. 06-C29, IO, 0.372s, 2048	10,624,366	318,200
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	100,000	99,988
Ser. 03-C3, Class IOI, IO, 0.373s, 2035	2,365,380	71,492
Ser. 06-C23, Class XC, IO, 0.045s, 2045	8,420,490	52,291
Ser. 06-C26, Class XC, IO, 0.037s, 2045	3,357,078	12,858
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.856s, 2049	2,090,000	100,255
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	903,013	48,361
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	29,093
Ser. 06-SL1, Class A, 5.3s, 2043	472,890	473,592
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.203s, 2031 (Cayman Islands)	186,000	193,627
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.244s, 2036	455,816	452,273
Ser. 05-AR2, Class 2A1, 4.545s, 2035	212,956	209,986
Ser. 04-R, Class 2A1, 4.361s, 2034	216,745	213,223
Ser. 05-AR12, Class 2A5, 4.319s, 2035	2,803,000	2,703,494
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	63,071
Ser. 05-AR9, Class 1A2, 4.354s, 2035	197,344	194,060

Total collateralized mortgage obligations (cost $101,019,047)		$100,223,051

CORPORATE BONDS AND NOTES (5.1%)(a)

	Principal amount	Value

Basic Materials (0.1%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$200,000	$193,597
Georgia-Pacific Corp. debs. 9 1/2s, 2011	100,000	111,000
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	89,250
Lafarge SA notes 6 1/2s, 2016 (France)	45,000	47,092
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	58,721
Newmont Mining Corp. notes 5 7/8s, 2035	90,000	83,005
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	105,000	101,730
Westvaco Corp./NY unsec. notes 7 1/2s, 2027	25,000	26,381
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	95,410
		806,186

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	65,000	63,131
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	80,000	79,300
Legrand SA debs. 8 1/2s, 2025 (France)	120,000	141,000
		283,431

Communication Services (0.5%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	66,170
AT&T Corp. sr. notes 8s, 2031	90,000	111,221
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	310,000	399,882
France Telecom notes 8 1/2s, 2031 (France)	50,000	64,983
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	85,000	87,079
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	107,625
Southwestern Bell Telephone debs. 7s, 2027	180,000	184,089
Sprint Capital Corp. company guaranty 6.9s, 2019	120,000	124,270
Sprint Capital Corp. company guaranty 6 7/8s, 2028	235,000	234,033
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	45,000	46,921
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	53,325
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	15,000	14,500
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	135,000	128,081
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	175,000	186,838
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	30,000	35,939
Telus Corp. notes 8s, 2011 (Canada)	140,000	153,332
Verizon Communications, Inc. sr. unsec. bond 6 1/4s, 2037	475,000	470,378
Verizon Communications, Inc. sr. unsec. bond 5 1/2s, 2017	145,000	143,946
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	124,701
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	160,504
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	47,435
		2,945,252

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	101,685

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	85,702
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	87,930
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	125,000	130,479
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	155,000	163,210
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	235,000	238,744
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	180,000	179,430
Federated Retail Holdings, Inc. company guaranty
5.35s, 2012	185,000	184,423
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	133,094
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	11,130
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	137,328
Office Depot, Inc. notes 6 1/4s, 2013	79,000	80,725
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	92,083
Wyndham Worldwide Corp. 144A sr. unsec. 6s, 2016	100,000	99,991
		1,624,269

Consumer Staples (0.6%)
Comcast Corp. company guaranty 5 7/8s, 2018	180,000	180,487
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	156,322
Cox Communications, Inc. 144A bonds 6.45s, 2036	130,000	130,844
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	125,838
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	134,297
CVS Corp. 144A pass-through certificates 6.117s, 2013	269,293	275,304
Delhaize America, Inc. company guaranty 8 1/8s, 2011	85,000	92,976
Diageo PLC company guaranty 8s, 2022	230,000	274,282
Fortune Brands, Inc. notes 5 3/8s, 2016	120,000	115,322
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,498
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	152,529
News America Holdings, Inc. debs. 7 3/4s, 2045	340,000	384,347
News America, Inc. company guaranty 6.4s, 2035	45,000	44,760
TCI Communications, Inc. debs. 9.8s, 2012	95,000	112,471
TCI Communications, Inc. debs. 8 3/4s, 2015	95,000	112,206
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	296,746
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	23,641
Time Warner, Inc. company guaranty 6 1/2s, 2036	55,000	54,844
Time Warner, Inc. company guaranty 5 7/8s, 2016	90,000	90,749
Time Warner, Inc. debs. 9.15s, 2023	85,000	105,871
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	351,566
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	86,167
		3,365,067

Energy (0.3%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	185,000	182,524
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	95,000	95,253
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	140,000	148,750
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	85,000	88,527
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	130,000	142,257
Forest Oil Corp. sr. notes 8s, 2011	80,000	83,400
Hess Corp. bonds 7 7/8s, 2029	165,000	190,329
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	75,000	74,781
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	90,000
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	105,600

Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	215,000	221,988
Sunoco, Inc. notes 4 7/8s, 2014	75,000	71,485
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	100,000	113,633
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	115,000	114,986
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	63,746
		1,787,259

Financial (1.9%)
AGFC Capital Trust I company guaranty 6s, 2067	100,000	99,246
American International Group, Inc. jr. sub. 6 1/4s,
2037	280,000	274,411
Ameriprise Financial, Inc. jr. sub. bond FRN 7.518s, 2066	235,000	253,642
Axa SA 144A sub. notes FRN 6.379s, 2036 (France)	120,000	117,869
Bank of America NA sub. notes 5.3s, 2017	270,000	265,553
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	144,446
Block Financial Corp. notes 5 1/8s, 2014	100,000	94,847
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	399,000	403,010
Capital One Capital III company guaranty 7.686s, 2036	230,000	246,772
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	430,598
CIT Group, Inc. sr. notes 5s, 2015	95,000	91,105
CIT Group, Inc. sr. notes 5s, 2014	465,000	451,854
Citigroup, Inc. sub. notes 5s, 2014	79,000	77,125
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	100,000	103,558
CNA Financial Corp. unsecd. notes 6s, 2011	100,000	102,105
Colonial Properties Trust notes 6 1/4s, 2014 (R)	100,000	103,326
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	110,000	125,987
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	157,051
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	50,000	49,974
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	87,431
ERP Operating LP notes 6.584s, 2015	80,000	85,779
Fleet Capital Trust V bank guaranty FRN 6.35s, 2028	135,000	135,474
Fund American Cos., Inc. notes 5 7/8s, 2013	185,000	186,812
GATX Financial Corp. notes 5.8s, 2016	80,000	79,599
General Motors Acceptance Corp. bonds 8s, 2031	115,000	123,297
General Motors Acceptance Corp. FRN 6.31s, 2007	255,000	254,999
General Motors Acceptance Corp. notes 7s, 2012	115,000	115,582
Greenpoint Capital Trust I company guaranty 9.1s, 2027	75,000	78,662
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	55,468
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	105,000	101,442
Highwood Properties, Inc. 144A bonds 5.85s, 2017 (R)	135,000	134,016
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	110,540
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	55,174
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	83,127
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	496,318
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	340,000	347,980
International Lease Finance Corp. notes 4 3/4s, 2012	80,000	78,547
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	225,000	223,372
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	125,000	130,281
JPMorgan Chase Capital XX jr. sub. bond Ser. T, 6.55s, 2036	280,000	278,600
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	20,000	20,041
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	313,280
Lincoln National Corp. FRB 7s, 2066	170,000	178,144
Loews Corp. notes 5 1/4s, 2016	70,000	68,629
MetLife, Inc. jr. sub. FRN 6.4s, 2036	200,000	195,279
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	100,000	105,690
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	49,815
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	92,578
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	73,065
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	410,847
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	68,839
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	165,000	170,679
PNC Bank NA notes 4 7/8s, 2017	140,000	133,478
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	127,101
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	264,398
RBS Capital Trust IV company guaranty FRN 6.15s, 2049	170,000	171,936
Rouse Co., LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s, 2013 (R)	95,000	96,818
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	88,709
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	50,000	57,859
Safeco Capital Trust I company guaranty 8.072s, 2037	190,000	198,243
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	100,000	101,352
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	98,336
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	10,000	10,035
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	245,000	256,173
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	120,000	126,806
UBS AG/Jersey Branch FRN 8.35s, 2008 (Jersey)	310,000	316,975
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	250,000	255,136
Westfield Group sr. notes 5.7s, 2016 (Australia)	115,000	116,428
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	140,892
Willis Group North America, Inc. company guaranty
6.2s, 2017	95,000	94,913
		11,237,453

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,261
Hospira, Inc. sr. notes 6.05s, 2017	75,000	74,941
Hospira, Inc. sr. notes 5.55s, 2012	105,000	105,041
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	40,000	41,100
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	80,000	82,800
Wyeth notes 5.95s, 2037	290,000	285,607
		674,750

Technology (0.1%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	112,675
Avnet, Inc. notes 6s, 2015	105,000	104,106
Intuit, Inc. sr. unsec. bond 5 3/4s, 2017	25,000	24,605
Intuit, Inc. sr. unsec. notes 5.4s, 2012	35,000	34,906
Xerox Corp. sr. notes 6.4s, 2016	145,000	149,136
		425,428

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	75,000	81,615
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,412	3,599
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	77,942	80,864
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	181,688
Continental Airlines, Inc. pass-through certificates
Ser. A, 5.983s, 2022	20,000	20,000
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	65,000	66,194
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	70,000	69,400
		503,360

Utilities & Power (1.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	135,195
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	52,137
Arizona Public Services Co. notes 6 1/2s, 2012	140,000	145,887
Atmos Energy Corp. notes 4.95s, 2014	155,000	147,231
Beaver Valley II Funding debs. 9s, 2017	215,000	244,563
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	240,000	241,081
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	25,207
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	151,378
Cleveland Electric Illuminating Co. (The) sr. unsec. bond
5.95s, 2036	245,000	233,487
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	70,000	81,991
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	155,000	143,861
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	67,704
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	55,000	54,929
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	105,000	103,718
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	405,000	412,595
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s, 2017	15,000	15,056
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s, 2016	100,000	100,467
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	128,730
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	62,565
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	116,056
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	70,000	72,275
ITC Holdings Corp. 144A notes 5 7/8s, 2016	145,000	145,784
Kansas Gas & Electric bonds 5.647s, 2021	55,000	54,077
Kinder Morgan, Inc. notes 6s, 2017	70,000	71,071
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	95,000	96,933
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	335,000	334,276
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	54,511
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	52,867
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	95,000	95,786
Northwestern Corp. sec. notes 5 7/8s, 2014	145,000	143,036
Oncor Electric Delivery Co. debs. 7s, 2022	190,000	203,542
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	20,000	22,346
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	101,070
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	110,000	109,819
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	145,000	146,559
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)	110,643	111,782
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	90,000	88,510
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	135,000	136,150
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	60,000	62,171
Public Service Co. of New Mexico sr. notes 4.4s, 2008	60,000	59,610
Southern California Edison Co. notes 6.65s, 2029	135,000	146,141
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	115,000	110,135
Southern Natural Gas. Co. 144A notes 5.9s, 2017	60,000	59,321
Southern Union Co. jr. sub. FRN 7.2s, 2066	140,000	141,129
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	114,062
Teco Energy, Inc. notes 7.2s, 2011	150,000	159,000
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	95,000	95,778
TXU Energy Co. 144A sr. unsec. FRN 5.85s, 2008	335,000	334,988
Westar Energy, Inc. 1st mtge. 5.15s, 2017	15,000	14,334
Westar Energy, Inc. 1st mtge. 5.1s, 2020	110,000	102,927
		6,103,828

Total corporate bonds and notes (cost $29,670,739)		$29,857,968

ASSET-BACKED SECURITIES (4.0%)(a)

	Principal amount	Value

Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	$217,000	$220,116
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,213	8,885
Ser. 04-6N, Class Note, 4 3/4s, 2035	8,566	8,253
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	284,281	285,210
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	578,321	579,766
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	157,000	124,030
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	136,413
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	33,000	22,407
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	71,000	49,355
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.69s, 2034	89	89
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	13,591	13,594
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	98,747	99,164
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	130,000	131,300
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	112,952
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	160,962	22,261
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	569,000	569,130
Ser. 04-B, Class A1, 5.82s, 2039	683,452	683,449
FRB Ser. 04-D, Class A, 5.71s, 2044	237,350	237,453
Ser. 05-B, Class A, IO, 4.37s, 2039	1,817,945	33,511
Ser. 04-D, Class A, IO, 3.938s, 2007	945,392	5,746
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	82,006	82,547
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	82,006	82,317
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	168,501	168,669
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	100,000	60,000
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	100,000	65,000
FRB Ser. 03-3, Class A2, 5.91s, 2043	234,634	235,000
FRB Ser. 03-1, Class A1, 5.82s, 2042	74,387	74,527
FRB Ser. 05-3, Class A1, 5.77s, 2035	178,447	178,782
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	60,000	60,668
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	23,429	23,154
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	74,452	76,602
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	15,183	15,404
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	16,072	15,540
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	1,386	1,355
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	130,000	130,899
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	240,000	180,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	559,673	110,358
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	970,916
Ser. 00-5, Class A6, 7.96s, 2032	217,000	200,153
Ser. 01-4, Class A4, 7.36s, 2033	746,647	776,817
Ser. 00-6, Class A5, 7.27s, 2031	197,956	198,571
Ser. 01-1, Class A5, 6.99s, 2032	1,153,064	1,137,145
Ser. 01-3, Class A4, 6.91s, 2033	727,000	721,054
Ser. 02-1, Class A, 6.681s, 2033	668,787	680,062
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	9,415	9,086
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	13,724	13,073
Ser. 04-14N, 5s, 2036	6,243	5,658
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.744s, 2046	1,625,712	64,012
Ser. 05-9, Class 1X, IO, 2.156s, 2035	1,582,790	27,204
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,861,334	40,717
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	166,237	175,518
IFB Ser. 05-R1, Class 1AS, IO, 0.805s, 2035	1,386,258	41,087
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	817,332	26,920
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	193,001
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	38,500	36,575
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	131,000	134,712
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	93,000	93,089
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	11,013	11
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	31,656	31,676
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	270,000	265,436
Fremont NIM Trust 144A

Ser. 04-3, Class B, 7 1/2s, 2034	26,226	233
Ser. 04-3, Class A, 4 1/2s, 2034	546	10
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	241,480	241,577
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	169,000	168,998
Ser. 04-1A, Class B, 6.17s, 2018	27,427	27,621
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	266,000	265,201
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	109,216	107,567
Ser. 04-2, Class C, 6.17s, 2032	109,216	109,215
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	402,150	4,273
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	179,111	180,329
FRB Ser. 02-1, Class 1C, 6.66s, 2042 (United Kingdom)	120,705	120,740
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	121,875	122,407
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,480,000	1,406,000
Ser. 97-6, Class A9, 7.55s, 2029	93,178	96,696
Ser. 97-4, Class A7, 7.36s, 2029	173,379	179,231
Ser. 97-6, Class A8, 7.07s, 2029	39,287	40,143
Ser. 98-4, Class A7, 6.87s, 2030	59,595	59,297
Ser. 97-7, Class A8, 6.86s, 2029	122,038	124,153
Ser. 99-3, Class A7, 6.74s, 2031	285,000	283,808
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	143,016
Ser. 99-3, Class A5, 6.16s, 2031	3,265	3,285
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	442,200	408,005
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	140,731	139,700
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	589	584
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	49,763	53,082
Ser. 05-RP3, Class 1A3, 8s, 2035	154,486	163,369
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	127,601	133,336
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	148,938	157,469
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	168,843	176,388
IFB Ser. 04-4, Class 1AS, IO, 0.725s, 2034	7,690,588	235,671
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	250,000	250,550
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	174,490	173,251
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	121,652	108,270
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.86s, 2036 (Cayman Islands)	330,974	328,491
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034 (Cayman Islands)	6,276	5,962
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	54,000	53,526
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	5,000	4,871
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	270,000	284,871
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	460,000	460,000
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	338,443	263,986
Ser. 02-A IO, 0.3s, 2032	12,104,266	129,330
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	32,976	32,865
FRB Ser. 02-1A, Class A1, 6.02s, 2024	125,711	126,582
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	1,346	1,326
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	114,747	119,806
Ser. 05-1, Class 1A4, 7 1/2s, 2034	206,214	215,373
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	517,314	491,449
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	55,000	54,553
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	2,045	2,029
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	3,841	3,784
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	2,571	2,533
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	6,997	6,787
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	7,539	7,445
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	2,097	315
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	54,127	53,777
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	5,282	5,275
Ser. 04-HB2, Class E, 5s, 2012	26,965	26,459
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.85s, 2015 (Cayman Islands)	138,000	138,069
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	77,740	76,238
Ser. 04-B, Class C, 3.93s, 2012	31,544	30,769
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	182,901	178,062
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.52s, 2038 (Cayman Islands)	67,000	67,000
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.123s, 2035	67,255	68,559
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	62,252	64,547

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		196,144	153,727
Ser. 95-B, Class B1, 7.55s, 2021		78,000	48,750
Ser. 02-C, Class A1, 5.41s, 2032		506,212	462,963
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		81,154	72,738
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)		79,000	79,790
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)		92,000	92,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		30,000	21,309
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		44,632	43,914
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		58,000	49,880
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		4,319	4,072
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.49s,
2042 (United Kingdom)		160,000	161,322
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.36s, 2011 (United Kingdom)		275,000	274,990
FRB Ser. 04-2A, Class C, 6.235s, 2011 (United Kingdom)		109,000	108,078
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011		100,000	100,447
Ser. 04-DA, Class D, 4.4s, 2011		120,000	118,884
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.8s, 2035		150,000	90,000
Ser. 04-NT12, Class Note, 4.7s, 2035		950	926
Ser. 04-NT, Class Note, 4 1/2s, 2034		18,674	16,807
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		1,795,262	97,674
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033		236,639	236,343
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		783	2
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		13,839	554
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		36,851	4
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		689	22
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		5,185	24
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		7,266	18
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		1,340	27
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		3,137	16
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034		21,568	863
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035		82,000	61,357
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034		126,618	126,605
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.55s, 2035		166,000	86,088
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		710,232	709,344
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.74s, 2035		6,406	6,407
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		184,000	183,209
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		72,008	71,142
Ser. 04-3, Class D, 4.07s, 2012		41,808	41,473
Ser. 04-4, Class D, 3.58s, 2012		18,649	18,390
Ser. 04-1, Class D, 3.17s, 2011		13,233	13,167
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)		239,615	239,605
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		11,541	11,523

Total asset-backed securities (cost $24,159,961)			$23,538,967

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $598,000)

		Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036		$598,000	$659,295

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $744,589)
		Shares	Value

Huntsman Corp. $2.50 cv. pfd.		15,200	$644,100

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.39% versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08 / 5.39	13,664,000	370,151
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08 / 5.39	13,664,000	171,219
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate of 5.34% versus the three
month USD-LIBOR-BBA maturing on February 15, 2018.	Feb-08 / 5.34	2,295,000	57,936
Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of 5.34% versus the three
month USD-LIBOR-BBA maturing on February 15, 2018.	Feb-08 / 5.34	2,295,000	33,938
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive a

fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08 / 5.35		5,836,000	150,283
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08 / 5.35		5,836,000	81,984

Total purchased options outstanding (cost $892,861)				$865,511

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $139,985)

	Rating(RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$140,000	$144,698

WARRANTS (--%)(a)(NON) (cost $45,008)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,993	$69,279

SHORT-TERM INVESTMENTS (8.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)			$18,113,601	$18,089,807
Putnam Prime Money Market Fund (e)			29,820,491	29,820,491

Total short-term investments (cost $47,910,298)				$47,910,298

TOTAL INVESTMENTS

Total investments (cost $625,980,696) (b)				$681,810,980

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$246,453	$241,993	6/20/07	$4,460

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	311	$73,959,688	Dec-07	$94,541
Euro-Dollar 90 day (Long)	245	58,355,938	Mar-08	82,022
U.S. Treasury Note 10 yr (Long)	372	40,222,500	Jun-07	146,027
U.S. Treasury Note 2 yr (Short)	91	18,645,047	Jun-07	19,360
U.S. Treasury Bond 20 yr (Short)	72	8,010,000	Jun-07	121,615
S&P 500 Index E-Mini (Short)	81	5,796,563	Jun-07	(223)
U.S. Treasury Note 5 yr (Short)	16	1,692,750	Jun-07	5,220
Euro-Dollar 90 day (Long)	1	237,313	Sep-07	(135)

Total				$468,427

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $1,261,482) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$12,220,000	Jun-07 / 4.55	$8,022
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08 / 5.225	97,811
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08 / 5.225	87,622
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	12,220,000	Jun-07 / 4.55	597,123

Total			$790,578

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $49,678,320) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

6s, April 1, 2037	$3,100,000	04/12/07	$3,122,766
5 1/2s, April 1, 2037	15,200,000	04/12/07	15,037,313
5s, May 1, 2037	21,100,000	05/14/07	20,385,402
5s, April 1, 2037	11,400,000	04/12/07	11,012,582

Total			$49,558,063

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(205,253)

482,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(5,958)

7,400,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	8,503

500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	18,869

410,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	13,947

990,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	32,578

2,740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	71,540

13,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(13,935)

14,400,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(356,004)

13,480,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	211,802

3,900,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	142,058

4,247,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(60,792)

Citibank, N.A.
12,130,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(139,616)

570,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(18,183)

Credit Suisse First Boston International
1,590,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(30,582)

10,700,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	170,921

Credit Suisse International
711,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	2,744

536,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	2,215

Goldman Sachs International
618,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(27,791)

1,720,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(49,502)

2,890,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(4,064)

2,392,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	12,634

4,531,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(29,369)

519,000	9/15/11	678 bp (1 month USD-LIBOR-	Ford Credit Auto Owner
		BBA)	Trust Series 2005-B Class D	2,332

20,449,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(261,602)

4,715,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,030

20,959,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(294,707)

434,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(11,028)

1,750,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(4,237)

5,434,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	1,757

JPMorgan Chase Bank, N.A.
6,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	20,955

12,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(557,660)

11,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	307,778

20,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	69,587

1,659,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(53,392)

8,280,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(364,048)

590,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	22,388

2,380,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	65,960

2,050,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(5,922)

11,932,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	95,854

6,147,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	118,097

5,311,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(15,880)

1,351,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	7,644

435,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(1,802)

4,702,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	3,982

20,905,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(296,001)

9,880,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(139,580)

7,100,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(83,400)

12,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(242,553)

6,366,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	1,527

497,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(4,806)

	20,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	284,430

	14,320,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(242,801)

Lehman Brothers International (Europe)
	11,342,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	20,730

	2,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(64,252)

	6,276,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(96,645)

	2,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	64,758

	6,276,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	97,222

	29,597,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(911,933)

	9,007,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(164,388)

	12,020,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(72,831)

Lehman Brothers Special Financing, Inc.
	16,520,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(2,396)

	17,860,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(221,887)

	23,574,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	88,874

Morgan Stanley Capital Services, Inc.
	522,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(630)

Total					$(3,092,714)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank plc
$9,800,000	6/1/07	41.2 bp plus	The spread	$(9,457)
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
3,400,000	5/1/07	10 bp plus	The spread	(9,839)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
1,720,000	5/1/07	15 bp plus	The spread	(2,711)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
1,520,000	10/1/07	175 bp plus	The spread	(623)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

3,430,000	5/1/07	10 bp plus	The spread	(8,575)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Lehman Brothers Special Financing, Inc.
3,373,000	10/1/07	30 bp plus	The spread	(1,349)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$(32,554)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG Series 8
Index	$(4,338)	$3,840,000	6/20/17	(60 bp)	$1,886

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	105,000	9/20/11	(111 bp)	(672)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	40,000	6/20/11	(101 bp)	(180)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	481,000	12/20/13	(50 bp)	185

DJ CDX NA IG Series 7
Index	7,622	2,810,000	12/20/11	(40 bp)	4,268

DJ CDX NA IG Series 7
Index 7-10% tranche	--	481,000	12/20/13	55 bp	1,551

DJ CDX NA IG Series 8
Index 7-10% tranche	--	437,000	6/20/12	22 bp	309

France Telecom, 7.25%,
1/28/13	--	250,000	6/20/16	70 bp	5,211

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,087,000	(a)	2.461%	75,662

DJ CDX NA IG Series 7
Index	1,016	1,807,000	12/20/13	(50 bp)	(88)

DJ CDX NA IG Series 7
Index	--		12/20/11	(40 bp)

DJ CDX NA IG Series 7
Index	(2,780)	24,300,000	12/20/11	(40 bp)	(31,778)

DJ CDX NA IG Series 7
Index	--	802,000	12/20/13	(50 bp)	307

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,807,000	12/20/13	48 bp	(93)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	802,000	12/20/13	56 bp	4,710

DJ CDX NA IG Series 8
Index	--	3,840,000	6/20/17	(60 bp)	6,223

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	1,520,000	3/15/49	(70 bp)	(203)

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--	3,373,000	3/15/49	(700 bp)	(459)

DJ CDX NA IG Series 7
Index	459	774,000	12/20/13	(50 bp)	756

DJ CDX NA IG Series 7
Index 7-10% tranche	--	774,000	12/20/13	54.37 bp	2,244

Hilton Hotels, 7 5/8%,
12/1/12	--	205,000	6/20/13	94 bp	(2,394)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	495	833,000	12/20/13	(50 bp)	814

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	833,000	12/20/13	53 bp	2,223

DJ CDX NA IG Series 8
Index	--	3,830,000	6/20/17	(60 bp)	(970)

DJ CDX NA IG Series 8
Index	(201)	218,500	6/20/12	(35 bp)	70

Total					$69,582

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $586,830,178.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $629,740,118, resulting in gross unrealized appreciation and depreciation of $61,503,629 and $9,432,767, respectively, or net unrealized appreciation of $52,070,862.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts, forward currency and written options at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $17,526,121. The fund received cash collateral of $18,089,807 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $280,069 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $82,293,439 and $80,157,742, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $97,283,582 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (65.6%)(a)

	Shares	Value

Banking (5.4%)
Allied Irish Banks PLC (Ireland)	11,134	$330,053
Australia & New Zealand Banking Group, Ltd. (Australia)	14,727	353,894
Bank of America Corp.	21,895	1,117,083
Bank of Fukuoka, Ltd. (The) (Japan)	35,000	282,603
Bank of Ireland PLC (Ireland)	3,950	85,024
BankUnited Financial Corp. Class A	3,400	72,114
Banner Corp.	1,900	78,945
Barclays PLC (United Kingdom)	80,314	1,139,308
Bayerische Hypo-und Vereinsbank AG (Germany)	3,100	162,390
BNP Paribas SA (France)	10,443	1,090,323
Center Financial Corp.	3,100	61,287
Chiba Bank, Ltd. (The) (Japan)	28,000	247,241
Citizens Banking Corp.	5,100	113,016
City Bank (SG)	2,800	89,908
City Holding Co.	1,850	74,833
Comerica, Inc.	5,100	301,512
Commerzbank AG (Germany)	8,440	373,598
Corus Bankshares, Inc. (S)	12,100	206,426
DBS Group Holdings, Ltd. (Singapore)	23,000	324,520
Depfa Bank PLC (Ireland)	12,717	227,546
Downey Financial Corp. (S)	3,300	212,982
First Regional Bancorp (NON)	1,700	50,490
FirstFed Financial Corp. (NON) (S)	2,340	132,982
Hancock Holding Co.	2,500	109,950
HBOS PLC (United Kingdom)	42,986	885,500
Intervest Bancshares Corp. (NON)	2,400	68,880
ITLA Capital Corp.	1,400	72,828
KBC Groupe SA (Belgium)	6,488	806,652
KeyCorp	9,200	344,724
Mitsubishi UFJ Financial Group, Inc. (Japan)	43	485,566
Mizuho Financial Group, Inc. (Japan)	64	412,430
Nara Bancorp, Inc.	6,700	117,317
Nordea AB (Sweden)	106,500	1,700,961
Pacific Capital Bancorp.	6,700	215,204
PFF Bancorp, Inc.	2,000	60,660
PNC Financial Services Group	6,200	446,214
Preferred Bank	1,900	74,499
Royal Bank of Scotland Group PLC (United Kingdom)	17,467	681,828
Sky Financial Group, Inc.	5,600	150,416
Societe Generale (France)	9,497	1,640,585
Southwest Bancorp, Inc.	3,200	82,208
Sterling Financial Corp.	5,000	155,950
Sumitomo Mitsui Financial Group, Inc. (Japan)	24	218,034
Susquehanna Bancshares, Inc.	4,400	102,036
Taylor Capital Group, Inc.	2,400	84,000
U.S. Bancorp	27,268	953,562
Vineyard National Bancorp	3,000	69,120
Wachovia Corp.	20,621	1,135,186
Washington Mutual, Inc.	16,000	646,080
Wells Fargo & Co.	45,390	1,562,778
Westpac Banking Corp. (Australia)	38,143	813,201
		21,224,447

Basic Materials (3.7%)
AK Steel Holding Corp. (NON)	14,000	327,460
Balfour Beatty PLC (United Kingdom)	14,371	134,871
BASF AG (Germany)	4,137	464,580
BlueScope Steel, Ltd. (Australia)	13,666	116,100
Builders FirstSource, Inc. (NON)	4,600	73,922
Carpenter Technology Corp.	4,050	489,078
Chaparral Steel Co.	5,700	331,569
Clariant AG (Switzerland) (NON)	15,452	265,186
Cleveland-Cliffs, Inc.	2,300	147,223
Dow Chemical Co. (The)	7,700	353,122
Eagle Materials, Inc.	4,250	189,678
Fletcher Building, Ltd. (New Zealand)	124,185	975,486
FMC Corp.	7,000	528,010
Golden Star Resources, Ltd. (NON)	15,100	66,440
Granite Construction, Inc.	6,100	337,086
Grief, Inc. Class A	3,000	333,330
H.B. Fuller Co.	18,500	504,495
Hecla Mining Co. (NON)	10,600	96,036
Imperial Chemical Industries PLC (United Kingdom)	8,904	87,593
Italcementi SpA (Italy) (S)	3,919	117,325
James Hardie Industries NV (Netherlands)	9,730	65,814
JFE Holdings, Inc. (Japan)	3,100	183,452
Kobe Steel, Ltd. (Japan)	146,000	588,810
Koninklijke DSM NV (Netherlands)	4,044	181,114
Koppers Holdings, Inc.	5,800	148,828
Linde AG (Germany)	1,195	128,692
Mittal Steel Co. NV (Netherlands)	24,413	1,296,449
Monsanto Co.	4,700	258,312
Neenah Paper, Inc.	2,800	111,272
Nucor Corp.	12,800	833,664
PAN American Silver Corp. (Canada) (NON)	3,800	112,442
Pioneer Cos., Inc. (NON)	2,400	66,336
PPG Industries, Inc.	7,911	556,222
Quanex Corp.	4,300	182,105
Rautaruukki OYJ (Finland) (S)	7,350	342,426
Rayonier, Inc.	11,300	485,900
Rinker Group, Ltd. (Australia)	19,809	289,296
Shin-Etsu Chemical Co. (Japan)	3,200	195,347
Silgan Holdings, Inc.	3,600	183,996
Skanska AB Class B (Sweden)	15,400	343,021

Southern Copper Corp. (S)	13,100	938,746
Steel Dynamics, Inc.	1,800	77,760
Universal Forest Products, Inc.	1,000	49,550
Voest-Alpine AG (Austria)	12,534	908,800
		14,466,944

Capital Goods (5.3%)
ABB, Ltd. (Switzerland)	4,202	71,941
Actividades de Construccion y Servicios SA (Spain)	9,899	600,764
Acuity Brands, Inc.	2,500	136,100
AGCO Corp. (NON)	3,900	144,183
American Science & Engineering, Inc. (NON) (S)	2,300	121,141
Andritz AG (Austria) (S)	3,285	823,733
Applied Industrial Technologies, Inc.	13,600	333,744
Autoliv, Inc. (Sweden)	5,400	308,394
BAE Systems PLC (United Kingdom)	23,944	216,705
Boeing Co. (The)	19,200	1,707,072
Bouygues SA (France)	4,193	323,897
Canon, Inc. (Japan)	11,600	623,434
Cascade Corp.	2,100	125,748
Clean Harbors, Inc. (NON)	2,400	108,528
Cookson Group PLC (United Kingdom)	14,816	181,170
Cummins, Inc.	8,000	1,157,760
Daito Trust Construction Co., Ltd. (Japan)	1,800	84,819
Eaton Corp.	1,600	133,696
Emerson Electric Co.	15,700	676,513
EnPro Industries, Inc. (NON)	5,400	194,670
European Aeronautic Defense and Space Co. (Netherlands)	3,644	112,985
Flow International Corp. (NON) (S)	14,700	157,878
Freightcar America, Inc.	8,500	409,445
Fujikura, Ltd. (Japan)	6,000	42,333
General Cable Corp. (NON)	6,200	331,266
Heico Corp.	2,400	87,576
Herman Miller, Inc.	14,300	478,907
II-VI, Inc. (NON)	5,800	196,330
Illinois Tool Works, Inc.	9,000	464,400
Imation Corp.	2,200	88,836
IMI PLC (United Kingdom)	14,472	165,147
Insteel Industries, Inc.	5,800	97,382
Lancaster Colony Corp.	4,300	190,017
Leighton Holdings, Ltd. (Australia)	12,040	326,537
Lockheed Martin Corp.	12,700	1,232,154
MAN AG (Germany)	2,656	308,550
Manitowoc Co., Inc. (The)	2,500	158,825
Matthews International Corp.	2,500	101,750
Moog, Inc. (NON)	6,450	268,643
Nordson Corp.	5,300	246,238
Orbital Sciences Corp. (NON)	10,800	202,392
Parker-Hannifin Corp.	7,900	681,849
Raytheon Co.	3,100	162,626
Rieter Holding AG (Switzerland)	2,997	1,493,690
Rofin-Sinar Technologies, Inc. (NON)	3,500	207,130
Steelcase, Inc.	11,600	230,724
Teledyne Technologies, Inc. (NON)	2,800	104,832
Terex Corp. (NON)	13,400	961,584
Thomas & Betts Corp. (NON)	10,100	493,082
United Industrial Corp.	7,500	414,000
United Technologies Corp.	3,700	240,500
USEC, Inc. (NON)	18,100	294,125
Valmont Industries, Inc.	3,400	196,622
Vinci SA (France)	3,937	609,926
Volvo AB Class A (Sweden)	4,100	352,962
Wabtec Corp.	8,700	300,063
Wartsila OYJ Class B (Finland) (S)	4,300	265,787
WESCO International, Inc. (NON)	2,200	138,116
		20,889,221

Communication Services (2.5%)
Adelphia Contingent Value Vehicle (NON)	53,418	5,075
AT&T, Inc. (SEG)	43,920	1,731,766
Belgacom SA (Belgium)	2,593	115,126
C-COR.net Corp. (NON)	9,200	127,512
CT Communications, Inc.	8,600	207,260
Deutsche Telekom AG (Germany)	4,904	81,003
Deutsche Telekom AG ADR (Germany)	8,543	141,216
DirecTV Group, Inc. (The) (NON)	17,200	396,804
Earthlink, Inc. (NON)	26,174	192,379
Echostar Communications Corp. Class A (NON)	6,000	260,580
Embarq Corp.	3,098	174,572
France Telecom SA (France)	6,743	178,008
Golden Telecom, Inc. (Russia)	3,200	177,216
InterDigital Communications Corp. (NON)	14,500	459,215
Koninklijke (Royal) KPN NV (Netherlands)	24,233	377,298
Liberty Global, Inc. Class A (NON)	10,900	358,937
Lightbridge, Inc. (NON)	24,395	428,620
Nice Systems, Ltd. ADR (Israel) (NON)	3,100	105,462
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	97	513,084
NTT DoCoMo, Inc. (Japan)	97	179,538
Premiere Global Services, Inc. (NON)	9,700	108,834
SAVVIS, Inc. (NON)	2,800	134,064
Sprint Nextel Corp.	58,060	1,100,818
Telefonica SA (Spain)	11,565	254,805
Telekom Austria AG (Austria)	2,297	57,387
USA Mobility, Inc.	4,600	91,678
Verizon Communications, Inc.	39,173	1,485,440
Vodafone Group PLC (United Kingdom)	157,095	418,809
Windstream Corp.	11,900	174,811
		10,037,317

Conglomerates (0.9%)
3M Co.	9,555	730,289
AMETEK, Inc.	1,800	62,172

Ansell, Ltd. (Australia)	18,363	172,347
General Electric Co.	21,845	772,439
Honeywell International, Inc.	3,900	179,634
Itochu Corp. (Japan)	53,000	525,590
Swire Pacific, Ltd. (Hong Kong)	47,500	533,120
Vivendi SA (France)	13,295	540,041
		3,515,632

Consumer Cyclicals (7.8%)
Aaron Rents, Inc.	11,200	296,128
Adidas-Salomon AG (Germany)	1,738	94,803
Advance America Cash Advance Centers, Inc.	4,000	61,560
Aegis Group PLC (United Kingdom)	59,406	175,322
Aeropostale, Inc. (NON)	3,800	152,874
Aisin Seiki Co., Ltd. (Japan)	6,800	238,445
American Eagle Outfitters, Inc. (S)	7,100	212,929
American Woodmark Corp. (S)	7,400	272,024
Ameristar Casinos, Inc.	3,200	102,752
AnnTaylor Stores Corp. (NON)	3,300	127,974
aQuantive, Inc. (NON)	2,700	75,357
Arbitron, Inc.	2,300	107,985
Autobacs Seven Co., Ltd. (Japan)	1,900	68,076
Avatar Holdings, Inc. (NON)	1,000	71,440
Berkeley Group Holdings PLC (United Kingdom) (NON)	18,598	576,683
Blockbuster, Inc. Class A (NON) (S)	11,100	71,484
Blue Nile, Inc. (NON)	3,500	142,310
British Sky Broadcasting PLC (United Kingdom)	20,569	228,248
Brown Shoe Co., Inc.	3,100	130,200
Buckle, Inc. (The)	5,150	183,855
Burberry Group PLC (United Kingdom)	9,939	127,694
Cato Corp. (The) Class A	3,875	90,636
Charlotte Russe Holding, Inc. (NON)	19,500	562,965
Citadel Broadcasting Corp.	9,300	88,443
Consolidated Graphics, Inc. (NON)	4,950	366,548
Continental AG (Germany)	3,235	417,887
CTC Media, Inc. (Russia) (NON)	6,800	174,624
Daily Mail and General Trust Class A (United Kingdom)	12,192	194,781
Davis Service Group PLC (United Kingdom)	13,685	156,840
Deckers Outdoor Corp. (NON)	5,900	419,018
Dillards, Inc. Class A	2,100	68,733
Dolby Laboratories, Inc. Class A (NON)	5,200	179,452
Dollar Financial Corp. (NON)	6,200	156,860
Dollar Tree Stores, Inc. (NON)	11,500	439,760
Dress Barn, Inc. (NON) (S)	21,200	441,172
DSW, Inc. Class A (NON)	5,700	240,597
Dun & Bradstreet Corp. (The)	3,000	273,600
EMAP PLC (United Kingdom)	7,695	114,533
Experian Group, Ltd. (Ireland)	12,526	144,296
EZCORP, Inc. Class A (NON)	5,100	75,123
Family Dollar Stores, Inc.	10,600	313,972
Fiat SpA (Italy)	27,343	688,965
First Choice Holidays PLC (United Kingdom)	29,049	164,317
General Motors Corp.	9,800	300,272
Genesco, Inc. (NON)	3,300	137,049
Genlyte Group, Inc. (The) (NON)	3,900	275,145
Gymboree Corp. (The) (NON)	5,400	216,378
Hasbro, Inc.	7,200	206,064
Home Retail Group (United Kingdom)	12,047	105,239
Honda Motor Co., Ltd. (Japan)	4,100	143,072
ICT Group, Inc. (NON)	2,600	45,500
Industria de Diseno Textil (Inditex) SA (Spain)	7,087	440,326
infoUSA, Inc.	8,500	81,770
inVentiv Health, Inc. (NON)	3,500	134,015
Jakks Pacific, Inc. (NON)	5,100	121,890
JC Penney Co., Inc. (Holding Co.)	5,800	476,528
Journal Communications, Inc. Class A	9,800	128,478
K-Swiss, Inc. Class A	2,500	67,550
Kellwood Co.	6,500	190,645
Kimball International, Inc. Class B	8,900	171,592
Kohl's Corp. (NON)	5,500	421,355
Kuoni Reisen Holding AG (Switzerland)	594	356,429
Lamson & Sessions Co. (The) (NON)	3,600	100,044
Live Nation, Inc. (NON)	5,200	114,712
Lodgenet Entertainment Corp. (NON)	9,200	282,624
Macrovision Corp. (NON)	9,900	247,995
Maidenform Brands, Inc. (NON)	7,200	166,104
Manpower, Inc.	2,100	154,917
Marks & Spencer Group PLC (United Kingdom)	33,597	447,181
Marvel Entertainment, Inc. (NON)	3,600	99,900
Matsushita Electric Industrial Co., Ltd. (Japan)	22,000	443,624
Mattel, Inc.	12,100	333,597
McGraw-Hill Cos., Inc. (The)	21,200	1,333,056
Mediaset SpA (Italy)	9,052	98,450
Men's Wearhouse, Inc. (The)	3,190	150,090
Monarch Casino & Resort, Inc. (NON)	3,700	96,200
Morningstar, Inc. (NON)	2,400	123,936
NBTY, Inc. (NON)	6,500	344,760
Next PLC (United Kingdom)	8,863	392,180
NIKE, Inc. Class B	1,800	191,268
Nordstrom, Inc.	28,300	1,498,202
Office Depot, Inc. (NON)	8,400	295,176
OfficeMax, Inc.	2,500	131,850
Omnicom Group, Inc.	1,500	153,570
Owens Corning, Inc. (NON)	944	30,076
Pacific Sunwear of California, Inc. (NON)	8,300	172,889
Pantry, Inc. (The) (NON)	3,700	167,314
Payless ShoeSource, Inc. (NON)	5,300	175,960
Perry Ellis International, Inc. (NON)	9,400	300,706
Phillips-Van Heusen Corp.	10,100	593,880
Puma AG Rudolf Dassier Sport (Germany)	227	82,956
RC2 Corp. (NON)	1,800	72,702
S.A. D'Ieteren NV (Belgium)	326	134,945
Scholastic Corp. (NON)	1,900	59,090

Sherwin-Williams Co. (The)	9,600	633,984
Sinclair Broadcast Group, Inc. Class A	9,100	140,595
Skechers U.S.A., Inc. Class A (NON)	8,300	278,631
Snap-On, Inc.	4,000	192,400
Societe Television Francaise I (France)	3,329	111,397
Sony Corp. (Japan)	7,700	391,603
Sotheby's Holdings, Inc. Class A	2,200	97,856
Standard Parking Corp. (NON)	2,600	91,962
Steven Madden, Ltd.	13,100	382,520
Stride Rite Corp.	6,000	92,340
Tech Data Corp. (NON)	3,000	107,430
Tempur-Pedic International, Inc.	7,600	197,524
Tenneco Automotive, Inc. (NON)	6,700	170,582
TJX Cos., Inc. (The)	5,300	142,888
Tomkins PLC (United Kingdom)	23,686	124,428
Toro Co. (The)	4,700	240,828
Toyota Motor Corp. (Japan)	1,500	96,154
True Religion Apparel, Inc. (NON)	3,200	51,968
Tupperware Brands Corp.	4,600	114,678
Tween Brands, Inc. (NON)	4,600	164,312
United Business Media PLC (United Kingdom)	5,448	85,001
URS Corp. (NON)	1,350	57,497
Volkswagon AG (Germany)	5,982	899,422
Volt Information Sciences, Inc. (NON) (S)	8,150	213,449
Wal-Mart Stores, Inc.	17,125	804,019
Walt Disney Co. (The)	18,408	633,787
Warner Music Group Corp.	9,900	168,894
Watson Wyatt Worldwide, Inc. Class A	5,800	282,170
Westwood One, Inc.	22,100	151,827
Wiley (John) & Sons, Inc. Class A	4,200	158,592
William Hill PLC (United Kingdom)	55,895	699,431
Wolverine World Wide, Inc.	6,050	172,849
Yamaha Motor Co., Ltd. (Japan)	16,100	451,095
		30,902,629

Consumer Finance (0.4%)
Asta Funding, Inc. (S)	8,900	384,302
Capital Trust, Inc. Class A (R)	1,700	77,469
Countrywide Financial Corp.	19,684	662,170
First Marblehead Corp. (The)	5,700	255,873
Provident Financial PLC (United Kingdom)	10,874	172,013
World Acceptance Corp. (NON)	4,950	197,753
		1,749,580

Consumer Staples (6.8%)
Aderans Co., Ltd. (Japan)	6,400	155,408
Administaff, Inc.	3,200	112,640
Alberto-Culver Co.	17,100	391,248
Altria Group, Inc.	22,554	1,980,467
Anheuser-Busch Cos., Inc.	11,500	580,290
Autogrill SpA (Italy)	15,637	299,420
Avon Products, Inc.	8,700	324,162
BAT Industries PLC (United Kingdom)	22,999	719,031
BJ's Wholesale Club, Inc. (NON)	2,800	94,724
Blyth Industries, Inc.	7,300	154,103
Brinker International, Inc.	7,800	255,060
CBRL Group, Inc.	6,500	300,950
CEC Entertainment, Inc. (NON)	8,800	365,552
Central European Distribution Corp. (NON)	3,300	96,063
Chattem, Inc. (NON)	2,400	141,456
CKE Restaurants, Inc.	12,600	237,636
Coca-Cola Co. (The)	4,000	192,000
Colgate-Palmolive Co.	4,500	300,555
Colruyt SA (Belgium)	533	121,924
Comcast Corp. Class A (NON)	12,800	332,160
Costco Wholesale Corp.	4,200	226,128
Darden Restaurants, Inc.	11,500	473,685
Domino's Pizza, Inc.	7,800	253,266
Estee Lauder Cos., Inc. (The) Class A (S)	12,400	605,740
Flowers Foods, Inc.	7,750	233,818
General Mills, Inc.	9,200	535,624
Heidrick & Struggles International, Inc. (NON)	4,500	218,025
Heineken NV (Netherlands)	33,260	1,739,177
Ihop Corp.	1,600	93,840
Imperial Sugar Co. (S)	5,700	191,121
Imperial Tobacco Group PLC (United Kingdom)	4,186	187,368
Inchcape PLC (United Kingdom)	67,216	754,472
Jack in the Box, Inc. (NON)	7,750	535,758
Japan Tobacco, Inc. (Japan)	193	948,777
Koninklijke Ahold NV (Netherlands) (NON)	6,799	79,439
Korn/Ferry International (NON)	7,700	176,638
Kroger Co.	18,500	522,625
Labor Ready, Inc. (NON)	12,300	233,577
Loews Corp. - Carolina Group	2,100	158,781
Longs Drug Stores Corp.	10,000	516,400
Mannatech, Inc. (S)	11,500	184,690
Marubeni Corp. (Japan)	28,000	170,216
McDonald's Corp.	19,200	864,960
Meiji Dairies Corp. (Japan)	68,000	534,047
MGP Ingredients, Inc. (S)	8,100	164,997
Molson Coors Brewing Co. Class B	3,500	331,170
Nash Finch Co.	10,900	375,614
Nutri/System, Inc. (NON) (S)	1,300	68,133
Papa John's International, Inc. (NON)	6,600	194,040
PepsiCo, Inc.	6,200	394,072
Prestige Brands Holdings, Inc. (NON)	12,400	146,940
Procter & Gamble Co. (The)	3,840	242,534
Ralcorp Holdings, Inc. (NON)	2,700	173,610
Reynolds American, Inc.	19,500	1,216,995
Robert Half International, Inc.	7,200	266,472
Ruby Tuesday, Inc. (S)	6,900	197,340
Safeway, Inc. (S)	38,300	1,403,312
Seaboard Corp.	55	124,300

Sonic Corp. (NON) (S)	6,400	142,592
Spartan Stores, Inc.	3,900	104,520
Swedish Match AB (Sweden)	17,900	319,863
Time Warner, Inc.	61,790	1,218,499
Toyo Suisan Kaisha, Ltd. (Japan)	23,000	453,048
Unilever NV (Netherlands)	3,958	115,216
UST, Inc.	6,900	400,062
Woolworths, Ltd. (Australia)	41,956	923,008
Yum! Brands, Inc.	4,580	264,541
		26,833,899

Energy (4.5%)
Alon USA Energy, Inc.	4,300	155,660
Basic Energy Services, Inc. (NON)	5,300	123,490
BP PLC (United Kingdom)	51,504	559,364
Chevron Corp.	25,224	1,865,567
ConocoPhillips	13,625	931,269
Core Laboratories NV (Netherlands) (NON)	1,800	150,894
ENI SpA (Italy)	30,156	983,328
Exxon Mobil Corp. (SEG)	62,440	4,711,098
Frontier Oil Corp.	17,600	574,464
Grey Wolf, Inc. (NON)	19,600	131,320
Helmerich & Payne, Inc.	3,700	112,258
Holly Corp.	8,000	474,400
Input/Output, Inc. (NON)	16,900	232,882
JA Solar Holdings Co., Ltd. ADR (China) (NON)	3,300	59,697
Lufkin Industries, Inc.	1,900	106,742
Marathon Oil Corp.	17,510	1,730,513
Matrix Service Co. (NON)	12,000	242,760
NATCO Group, Inc. (NON)	4,489	153,165
Norsk Hydro ASA (Norway)	14,900	494,100
Occidental Petroleum Corp.	7,400	364,894
Oil States International, Inc. (NON)	1,800	57,762
Questar Corp.	5,500	490,655
Repsol YPF SA (Spain)	5,728	193,051
Royal Dutch Shell PLC Class B (Netherlands)	31,430	1,045,689
Statoil ASA (Norway)	26,883	732,199
Sunoco, Inc.	7,160	504,350
Swift Energy Co. (NON)	2,100	87,717
Trico Marine Services, Inc. (NON)	5,000	186,300
Unit Corp. (NON)	1,900	96,121
Vaalco Energy, Inc. (NON)	10,800	55,944
Western Refining, Inc.	4,691	183,043
		17,790,696

Financial (3.1%)
Ameriprise Financial, Inc.	11,000	628,540
Assurant, Inc.	3,400	182,342
CapitalSource, Inc.	22,949	576,708
Citigroup, Inc. (SEG)	53,049	2,723,536
Contifinancial Corp. Liquidating Trust Units (F)	243,374	24
Credit Acceptance Corp. (NON)	2,600	70,694
Deutsche Boerse AG (Germany)	412	94,603
Hitachi Capital Corp. (Japan)	52,000	1,039,735
Interactive Data Corp.	4,100	101,475
International Securities Exchange, Inc.	2,400	117,120
JPMorgan Chase & Co.	21,731	1,051,346
Lehman Brothers Holdings, Inc.	14,300	1,002,001
Loews Corp.	6,400	290,752
London Stock Exchange Group PLC (United Kingdom)	16,744	412,457
Man Group PLC (United Kingdom)	120,511	1,315,935
MGIC Investment Corp.	6,500	382,980
Nationwide Financial Services, Inc. Class A	3,900	210,054
ORIX Corp. (Japan)	2,550	664,671
PMI Group, Inc. (The)	4,100	185,402
Radian Group, Inc.	13,400	735,392
Sampo OYJ Class A (Finland)	5,300	160,791
Tower Australia Group, Ltd. (Australia) (NON)	24,260	52,998
Tower, Ltd. (New Zealand) (NON)	19,525	31,371
		12,030,927

Health Care (6.9%)
Aetna, Inc. (SEG)	20,100	880,179
Albany Molecular Research, Inc. (NON)	4,040	39,794
Alfresa Holdings Corp. (Japan)	1,400	89,149
Alliance Imaging, Inc. (NON)	11,349	99,077
Alpharma, Inc. Class A	7,200	173,376
AMERIGROUP Corp. (NON)	7,900	240,160
Amgen, Inc. (NON)	13,500	754,380
AMN Healthcare Services, Inc. (NON)	5,400	122,148
Applera Corp.- Applied Biosystems Group	23,600	697,852
Apria Healthcare Group, Inc. (NON)	6,900	222,525
AstraZeneca PLC (London Exchange) (United Kingdom)	18,634	1,002,350
Becton, Dickinson and Co.	18,500	1,422,465
Bio-Rad Laboratories, Inc. Class A (NON)	1,700	118,728
Bristol-Myers Squibb Co.	12,485	346,584
Celesio AG (Germany)	1,617	101,481
China Medical Technologies, Inc. ADR (China) (NON) (S)	8,500	196,095
CIGNA Corp.	2,086	297,589
Corvel Corp. (NON)	7,300	220,825
Coventry Health Care, Inc. (NON)	12,013	673,329
Dade Behring Holdings, Inc.	2,800	122,780
Digene Corp. (NON)	2,300	97,543
DJ Orthopedics, Inc. (NON)	1,472	55,789
Eli Lilly Co.	8,400	451,164
Enzon, Inc. (NON)	14,400	117,360
Forest Laboratories, Inc. (NON)	6,100	313,784
GlaxoSmithKline PLC (United Kingdom)	25,364	697,154
Haemonetics Corp. (NON)	5,200	243,100
Healthspring, Inc. (NON)	5,500	129,525
Hologic, Inc. (NON)	1,500	86,460
Humana, Inc. (NON)	14,600	847,092

Illumina, Inc. (NON)	2,300	67,390
Immucor, Inc. (NON)	2,700	79,461
Incyte Pharmaceuticals, Inc. (NON)	20,000	131,800
Johnson & Johnson (SEG)	25,737	1,550,912
Kaken Pharmaceutical Co., Ltd. (Japan)	20,000	162,846
Kindred Healthcare, Inc. (NON)	3,000	98,340
Kinetic Concepts, Inc. (NON)	1,800	91,152
Labopharm, Inc. (Canada) (NON)	5,200	29,640
LCA-Vision, Inc. (S)	1,700	70,023
LifeCell Corp. (NON)	3,800	94,886
Luminex Corp. (NON)	3,300	45,276
Magellan Health Services, Inc. (NON)	9,800	411,600
MannKind Corp. (NON) (S)	4,800	68,640
Martek Biosciences Corp. (NON)	6,100	125,782
McKesson Corp.	24,500	1,434,230
Medcath Corp. (NON) (S)	4,300	117,390
Mediceo Paltac Holdings Co., Ltd. (Japan)	5,500	104,835
Medicines Co. (NON)	2,800	70,224
Mentor Corp.	2,500	115,000
Merck & Co., Inc.	31,750	1,402,398
Millennium Pharmaceuticals, Inc. (NON)	22,600	256,736
Molina Healthcare, Inc. (NON)	7,400	226,366
Neurocrine Biosciences, Inc. (NON)	12,100	151,250
Noven Pharmaceuticals, Inc. (NON)	3,700	85,840
OraSure Technologies, Inc. (NON)	7,900	58,065
Pain Therapeutics, Inc. (NON)	7,900	61,936
Parexel International Corp. (NON)	8,700	312,939
PerkinElmer, Inc.	6,400	155,008
Pfizer, Inc.	29,784	752,344
Quidel Corp. (NON)	6,900	82,800
Regeneron Pharmaceuticals, Inc. (NON)	3,400	73,508
Roche Holding AG (Switzerland)	4,701	831,933
Salix Pharmaceuticals, Ltd. (NON)	10,283	129,566
Savient Pharmaceuticals, Inc. (NON)	24,500	294,490
Schering AG (Germany)	1,593	222,073
Schering-Plough Corp.	49,000	1,249,990
Sciele Pharma, Inc. (NON)	15,700	371,776
Symbion Health, Ltd. (Australia)	34,789	102,176
Taisho Pharmaceutical Co., Ltd. (Japan)	14,000	256,750
Techne Corp. (NON)	1,900	108,490
Telik, Inc. (NON) (S)	58,100	315,483
United Therapeutics Corp. (NON) (S)	1,700	91,426
UnitedHealth Group, Inc.	10,108	535,421
Viropharma, Inc. (NON)	5,600	80,360
Vital Signs, Inc.	1,250	64,975
Waters Corp. (NON)	7,200	417,600
Watson Pharmaceuticals, Inc. (NON)	11,400	301,302
WellCare Health Plans, Inc. (NON)	12,300	1,048,575
West Pharmaceutical Services, Inc.	4,800	222,864
Wyeth	19,500	975,585
Zoll Medical Corp. (NON)	7,400	197,210
		27,166,499

Insurance (2.8%)
Aegon NV (Netherlands)	10,364	206,479
Allianz SE (Germany)	2,877	591,615
Allstate Corp. (The)	16,500	990,990
American Financial Group, Inc.	13,100	445,924
American Physicians Capital, Inc. (NON)	1,700	68,136
Argonaut Group, Inc. (NON)	6,200	200,632
Chubb Corp. (The)	11,400	589,038
Commerce Group, Inc.	10,400	312,416
Corporacion Mapfre SA (Spain)	94,249	483,267
EMC Insurance Group, Inc.	1,700	43,860
Fremont General Corp.	12,700	88,011
ING Groep NV (Netherlands)	15,039	635,582
Landamerica Financial Group, Inc.	1,800	133,038
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	751	126,605
Navigators Group, Inc. (NON)	2,358	118,301
Odyssey Re Holdings Corp.	12,400	487,444
Ohio Casualty Corp.	8,900	266,555
Philadelphia Consolidated Holding Corp. (NON)	10,100	444,299
QBE Insurance Group, Ltd. (Australia)	15,978	407,743
Safeco Corp.	16,400	1,089,452
Safety Insurance Group, Inc.	4,800	192,576
SeaBright Insurance Holdings, Inc. (NON)	6,200	114,080
Selective Insurance Group	5,300	134,938
Triad Guaranty, Inc. (NON)	3,700	153,217
W.R. Berkley Corp.	31,835	1,054,375
Zenith National Insurance Corp.	12,310	581,894
Zurich Financial Services AG (Switzerland)	3,259	940,896
		10,901,363

Investment Banking/Brokerage (1.4%)
Affiliated Managers Group (NON)	1,500	162,525
Calamos Asset Management, Inc. Class A	5,900	131,688
Challenger Financial Services Group, Ltd. (Australia)	24,523	94,644
Deutsche Bank AG (Germany)	1,597	214,868
Evercore Partners, Inc. Class A	2,400	74,856
Goldman Sachs Group, Inc. (The)	8,300	1,715,029
Greenhill & Co., Inc. (S)	1,700	104,363
Harris & Harris Group, Inc. (NON) (S)	9,800	126,616
Investment Technology Group, Inc. (NON)	2,900	113,680
Knight Capital Group, Inc. Class A (NON)	11,700	185,328
Macquarie Bank, Ltd. (Australia)	1,926	128,952
MCG Capital Corp.	5,800	108,808
Merrill Lynch & Co., Inc.	6,000	490,020
Morgan Stanley	17,400	1,370,424
Schroders PLC (United Kingdom)	4,411	110,045
SWS Group, Inc.	13,250	328,733
		5,460,579

Other (0.7%)
iShares Russell 1000 Growth Index Fund	40,500	2,254,230
iShares Russell 2000 Growth Index Fund	2,600	209,820
iShares Russell 2000 Value Index Fund	5,500	445,500
		2,909,550

Real Estate (1.4%)
Alexander's, Inc. (NON)	500	205,850
American Home Mortgage Investment Corp. (R) (S)	2,600	70,174
Amrep Corp. (S)	2,500	193,125
Anthracite Capital, Inc. (R)	20,800	249,600
Boston Properties, Inc. (R)	1,100	129,140
CB Richard Ellis Group, Inc. Class A (NON)	8,900	304,202
CBL & Associates Properties (R)	1,900	85,196
Cousins Properties, Inc. (R)	11,300	371,318
DiamondRock Hospitality Co. (R)	10,300	195,700
Entertainment Properties Trust (R)	5,600	337,400
Home Properties of NY, Inc. (R)	4,600	242,926
IMPAC Mortgage Holdings, Inc. (R) (S)	11,134	55,670
Jones Lang LaSalle, Inc.	9,700	1,011,516
Lexington Corporate Properties Trust (R)	6,300	133,119
LTC Properties, Inc. (R)	5,700	147,687
Medical Properties Trust, Inc. (R) (S)	12,100	177,749
Metrovacesa SA (Spain)	2,316	273,536
National Health Investors, Inc. (R)	3,200	100,288
Newcastle Investment Corp. (R)	3,800	105,374
NorthStar Realty Finance Corp. (R)	7,100	107,991
Omega Healthcare Investors, Inc. (R)	5,300	90,895
PS Business Parks, Inc. (R)	1,345	94,849
RAIT Investment Trust (R)	1,700	47,498
Redwood Trust, Inc. (R)	3,400	177,412
Saul Centers, Inc. (R)	1,700	96,730
SL Green Realty Corp. (R)	2,200	301,796
Universal Health Realty Income Trust (R)	502	17,811
Winthrop Realty Trust (R)	16,800	111,048
		5,435,600

Technology (7.9%)
Acme Packet, Inc. (NON)	7,400	109,372
Acxiom Corp.	17,700	378,603
Advanced Energy Industries, Inc. (NON)	8,900	187,256
Advantest Corp. (Japan)	3,200	142,095
ALPS Electric Co., Ltd. (Japan)	17,200	201,528
Anixter International, Inc. (NON)	1,700	112,098
Ansoft Corp. (NON)	8,802	278,495
ANSYS, Inc. (NON)	3,300	167,541
Arris Group, Inc. (NON)	15,200	214,016
Aspen Technology, Inc. (NON)	5,300	68,900
Atheros Communications (NON)	2,600	62,218
Atmel Corp. (NON)	77,300	388,819
Automatic Data Processing, Inc.	8,500	411,400
AVX Corp. (SEG)	20,000	304,000
BEA Systems, Inc. (NON)	33,200	384,788
Blackbaud, Inc.	5,400	131,868
Blue Coat Systems, Inc. (NON) (S)	3,900	143,247
BMC Software, Inc. (NON)	7,900	243,241
Brocade Communications Systems, Inc. (NON)	51,900	494,088
Cisco Systems, Inc. (NON)	70,810	1,807,779
Coinstar, Inc. (NON)	8,500	266,050
CommScope, Inc. (NON)	3,100	132,990
Convergys Corp. (NON)	5,500	139,755
Covansys Corp. (NON)	2,491	61,478
Credence Systems Corp. (NON)	16,100	53,291
CSG Systems International, Inc. (NON)	13,900	347,778
Dell, Inc. (NON)	8,800	204,248
Diodes, Inc. (NON)	2,100	73,185
Eagle Test Systems, Inc. (NON)	5,900	98,176
eCollege.com, Inc. (NON) (S)	4,900	87,955
Emulex Corp. (NON)	4,100	74,989
F5 Networks, Inc. (NON)	1,200	80,016
Factset Research Systems, Inc.	3,500	219,975
Fair Isaac Corp.	8,000	309,440
FEI Co. (NON)	9,200	331,752
Fujitsu, Ltd. (Japan)	16,000	106,640
Hewlett-Packard Co.	49,900	2,002,986
Hyperion Solutions Corp. (NON)	6,600	342,078
IBM Corp.	20,850	1,965,321
IHS, Inc. Class A (NON)	2,500	102,775
Infineon Technologies AG (Germany) (NON)	8,567	133,385
Infospace, Inc. (NON)	6,500	166,855
Intel Corp. (SEG)	29,083	556,358
Interwoven, Inc. (NON)	6,300	106,470
Intuit, Inc. (NON)	14,700	402,192
Itron, Inc. (NON)	1,900	123,576
Knot, Inc. (The) (NON)	3,300	71,049
Komag, Inc. (NON)	5,500	180,015
Lexmark International, Inc. Class A (NON)	2,300	134,458
Littelfuse, Inc. (NON)	8,500	345,100
LTX Corp. (NON)	17,200	105,264
Manhattan Associates, Inc. (NON)	9,100	249,613
Mantech International Corp. Class A (NON)	2,900	96,889
Microsoft Corp.	68,881	1,919,713
MicroStrategy, Inc. (NON)	2,400	303,336
Mitsubishi Electric Corp. (Japan)	21,000	216,454
Motorola, Inc. (S)	28,810	509,073
MTS Systems Corp.	3,200	124,288
National Semiconductor Corp.	9,300	224,502
NEC Corp. (Japan)	7,000	37,562
NEC Electronics Corp. (Japan) (NON)	1,800	43,556
NET One Systems Co., Ltd. (Japan)	48	57,056
Nokia OYJ (Finland)	42,798	984,663
NTT Data Corp. (Japan)	91	462,804

Oce NV (Netherlands)	7,208	132,053
Omron Corp. (Japan)	6,500	174,945
ON Semiconductor Corp. (NON)	14,500	129,340
Oracle Corp. (NON)	84,625	1,534,251
Packeteer, Inc. (NON)	16,500	204,930
Parametric Technology Corp. (NON)	4,700	89,723
Park Electrochemical Corp.	1,700	46,104
Perot Systems Corp. Class A (NON)	9,300	166,191
Photronics, Inc. (NON)	6,000	93,300
Polycom, Inc. (NON)	11,900	396,627
Qualcomm, Inc.	10,150	432,999
RealNetworks, Inc. (NON)	70,000	549,500
RF Micro Devices, Inc. (NON) (S)	30,000	186,900
Silicon Image, Inc. (NON)	12,600	102,816
Silicon Storage Technology, Inc. (NON)	16,400	80,852
Smart Modular Technologies WWH, Inc. (NON)	6,100	78,019
SonicWall, Inc. (NON)	35,700	298,452
Spansion, Inc. Class A (NON)	71,100	866,709
SPSS, Inc. (NON)	3,700	133,570
Supertex, Inc. (NON)	1,800	59,778
Sybase, Inc. (NON)	18,500	467,680
Sykes Enterprises, Inc. (NON)	14,400	262,656
SYNNEX Corp. (NON)	3,500	74,340
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	42,824	157,649
Texas Instruments, Inc.	2,800	84,280
The9, Ltd. ADR (China) (NON)	2,400	80,976
TheStreet.com, Inc.	14,100	172,725
THQ, Inc. (NON)	3,000	102,570
Toshiba Corp. (Japan)	64,000	427,645
Travelzoo, Inc. (NON) (S)	4,500	165,465
Trizetto Group (NON)	18,900	378,189
TTM Technologies, Inc. (NON)	26,800	255,672
Uniden (Japan)	6,000	46,561
United Online, Inc.	42,100	590,663
Varian Semiconductor Equipment (NON)	1,800	96,084
Varian, Inc. (NON)	5,500	320,430
Vasco Data Security International, Inc. (NON) (S)	9,700	173,339
Veeco Instruments, Inc. (NON)	11,500	224,250
Verint Systems, Inc. (NON)	2,400	77,160
Websense, Inc. (NON)	11,600	266,684
Xyratex, Ltd. (Bermuda) (NON)	2,900	69,223
		31,037,761

Transportation (1.6%)
Alaska Air Group, Inc. (NON)	3,000	114,300
Arriva PLC (United Kingdom)	11,844	173,375
British Airways PLC (United Kingdom) (NON)	72,283	691,174
Burlington Northern Santa Fe Corp. (S)	3,100	249,333
Central Japan Railway Co. (Japan)	71	807,777
Deutsche Lufthansa AG (Germany)	32,999	896,253
ExpressJet Holdings, Inc. (NON)	23,600	137,824
Horizon Lines, Inc. Class A	3,300	108,306
HUB Group, Inc. Class A (NON)	5,300	153,647
National Express Group PLC (United Kingdom)	8,037	199,558
Neptune Orient Lines, Ltd. (Singapore)	73,000	155,944
Norfolk Southern Corp.	12,600	637,560
Orient Overseas International, Ltd. (Hong Kong)	24,000	222,987
Overseas Shipholding Group	9,200	575,920
Pacer International, Inc.	6,504	175,218
Republic Airways Holdings, Inc. (NON)	11,400	261,744
Saia, Inc. (NON)	6,100	144,875
Singapore Airlines, Ltd. (Singapore)	14,000	153,227
SkyWest, Inc.	8,100	217,323
Southwest Airlines Co.	14,000	205,800
		6,282,145

Utilities & Power (2.5%)
AES Corp. (The) (NON) (SEG)	25,700	553,064
Avista Corp.	2,500	60,575
Cleco Corp.	3,300	85,239
E.On AG (Germany)	3,931	531,310
Edison International	12,355	607,001
El Paso Electric Co. (NON)	7,400	194,990
Electric Power Development Co. (Japan)	11,800	594,108
Energen Corp.	16,400	834,596
Energias de Portugal (EDP) SA (Portugal)	35,040	188,091
FirstEnergy Corp.	4,600	304,704
National Grid PLC (United Kingdom)	10,016	157,159
NICOR, Inc.	4,600	222,732
Northwest Natural Gas Co.	2,800	127,876
OGE Energy Corp.	2,900	112,520
Ormat Technologies, Inc.	2,115	88,745
Osaka Gas Co., Ltd. (Japan)	106,000	411,292
PG&E Corp.	27,900	1,346,733
RWE AG (Germany)	1,807	191,101
South Jersey Industries, Inc.	2,900	110,345
Southwest Gas Corp.	5,100	198,237
TXU Corp.	32,900	2,108,890
Vector, Ltd. (New Zealand)	38,194	81,278
Veolia Environnement (France)	6,062	450,545
Westar Energy, Inc.	3,900	107,328
		9,668,459

Total common stocks (cost $201,474,158)		$258,303,248

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (17.3%)(a)
	Principal
	amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to April 1, 2032	$529,469	$538,331
5 1/2s, November 1, 2036	79,695	78,867
5 1/2s, with due dates from October 1, 2019 to

April 1, 2020	521,483	522,652
5s, TBA, May 1, 2037	5,100,000	4,927,110
5s, TBA, April 1, 2037	9,400,000	9,082,750
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, July 1, 2007	288	287
7s, with due dates from February 1, 2024 to
October 1, 2028	220,199	229,378
6 1/2s, with due dates from October 1, 2032 to
November 1, 2034	93,075	95,626
6s, with due dates from June 1, 2021 to June 1, 2036	12,621,808	12,826,400
6s, with due dates from July 1, 2014 to May 1, 2021	904,825	919,988
6s, TBA, May 1, 2037	300,000	302,063
6s, TBA, April 1, 2037	300,000	302,203
5 1/2s, with due dates from June 1, 2036 to
March 1, 2037	7,146,323	7,071,450
5 1/2s, with due dates from February 1, 2018 to
January 1, 2021	883,072	885,485
5 1/2s, TBA, May 1, 2037	13,100,000	12,956,207
5 1/2s, TBA, April 1, 2037	13,100,000	12,959,789
5s, with due dates from August 1, 2035 to March 1, 2036	2,971,931	2,875,617
5s, January 1, 2021	53,044	52,327
4 1/2s, with due dates from December 1, 2020 to
October 1, 2035	1,756,250	1,675,414

Total U.S. government agency mortgage obligations (cost $68,357,934)		$68,301,944

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,090)
	Principal
	amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$19,628

COLLATERALIZED MORTGAGE OBLIGATIONS (9.2%)(a)
	Principal
	amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$51,000	$50,872
Asset Securitization Corp.
Ser. 96-D3, Class A1C, 7.4s, 2026	68,085	69,732
Ser. 96-MD6, Class A7, 7.307s, 2029	61,000	65,732
Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.741s, 2045	300,000	310,385
Ser. 06-4, Class A4, 5.634s, 2046	150,000	152,607
Ser. 06-5, Class A4, 5.414s, 2047	187,000	187,324
Ser. 04-3, Class A5, 5.305s, 2039	190,000	192,375
Ser. 07-1, Class XW, Interest Only (IO), 0.292s, 2049	1,685,000	40,283
Ser. 06-1, Class XC, IO, 0.04s, 2045	2,640,807	18,986
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.156s, 2035	902,696	16,961
Ser. 04-5, Class XC, IO, 0.08s, 2041	3,154,265	41,276
Ser. 05-4, Class XC, IO, 0.049s, 2045	3,841,098	28,347
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	95,000	94,917
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	100,000	99,913
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	100,000	100,026
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	100,000	100,183
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	102,000	102,473
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	100,000	99,925
Ser. 06-LAQ, Class X1, IO, 0.63s, 2021	3,870,000	11,307
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	204,364	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.396s, 2034	626,640	2,285
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,604,000	8,868
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	115,924	116,324
Bayview Commercial Asset Trust Ser. 07-1, Class A, IO,
1.211s, 2037	1,556,497	204,212
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	73,160	73,321
Ser. 04-2, IO, 1.72s, 2034	435,726	30,246
Ser. 05-1A, IO, 1.6s, 2035	320,592	23,982
Ser. 04-3, IO, 1.6s, 2035	253,433	18,166
Ser. 06-2A, IO, 0.879s, 2036	151,936	13,841
Ser. 05-3A, IO, 0.775s, 2035	503,458	41,023
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.86s, 2034	28,240	28,140
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
04-PR3I, Class X1, IO, 0.027s, 2041	711,201	14,654
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.594s, 2019	1,628,000	16,503
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	4,489,000	1,081
Ser. 06-PW14, Class XW, IO, 0.692s, 2038	1,576,120	80,222
Ser. 06-PW14, Class X1, IO, 0.049s, 2038	1,695,978	30,607
Ser. 07-PW15, Class X1, IO, 0.047s, 2044	4,934,000	61,611
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	5,989,245	27,500
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	27,000	28,581
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	232,330
Ser. 98-1, Class G, 6.56s, 2030	56,000	59,172
Ser. 98-1, Class H, 6.34s, 2030	85,000	74,307
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.083s, 2043	5,380,762	56,960
Ser. 06-C5, Class XC, IO, 0.049s, 2049	5,933,680	85,760
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.044s, 2049	5,746,000	55,215
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	1,718,000	48,789
Ser. 06-CD2, Class X, IO, 0.087s, 2046	3,720,681	22,384
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	109,216
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	155,626	155,463
Ser. 97-ML1, IO, 0.722s, 2017	2,319,171	21,833

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	101,513
Ser. 98-C2, Class F, 5.44s, 2030	435,000	439,173
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	1,176,000	1,135,993
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	74,000	74,000
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	45,042
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	35,913
Ser. 05-LP5, Class XC, IO, 0.068s, 2043	2,825,424	30,571
Ser. 06-C8, Class XS, IO, 0.045s, 2046	5,402,000	76,179
Ser. 05-C6, Class XC, IO, 0.031s, 2044	5,656,576	40,213
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.608s, 2046	302,423	12,286
Ser. 05-24, Class IIAX, IO, 2.391s, 2035	607,396	16,805
Ser. 05-24, Class 1AX, IO, 1.201s, 2035	1,197,585	21,263
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	933,370	2,333
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	308,000	309,654
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.064s, 2039	3,434,000	60,905
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C1, Class AX, IO, 0.058s, 2040	6,236,000	69,432
Ser. 06-C3, Class AX, IO, 0.024s, 2038	9,955,402	11,568
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	132,605
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	65,330
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	211,384
Ser. 05-C4, Class A5, 5.104s, 2038	706,000	694,796
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	50,000	50,000
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	95,000	95,000
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	50,000	50,003
Ser. 01-CK1, Class AY, IO, 0.784s, 2035	3,159,000	70,446
Ser. 02-CP3, Class AX, IO, 0.432s, 2035	818,124	31,763
Ser. 03-C3, Class AX, IO, 0.407s, 2038	3,813,311	153,348
Ser. 05-C2, Class AX, IO, 0.1s, 2037	3,812,377	60,091
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.549s, 2031	1,763,167	18,734
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	106,475	113,003
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	100,460
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	130,590
Fannie Mae
Ser. 03-W6, Class PT1, 9.952s, 2042	32,250	34,590
Ser. 02-T12, Class A4, 9 1/2s, 2042	10,938	11,493
Ser. 02-T4, Class A4, 9 1/2s, 2041	41,895	43,802
Ser. 02-T6, Class A3, 9 1/2s, 2041	21,961	22,596
Ser. 04-T3, Class PT1, 9.279s, 2044	53,039	59,812
IFB Ser. 05-37, Class SU, 7.92s, 2035	150,681	164,743
IFB Ser. 06-76, Class QB, 7.68s, 2036	102,000	108,381
IFB Ser. 06-48, Class TQ, 7.68s, 2036	138,765	150,798
IFB Ser. 06-60, Class AK, 7.52s, 2036	99,652	106,903
Ser. 02-26, Class A2, 7 1/2s, 2048	75,927	79,411
Ser. 05-W3, Class 1A, 7 1/2s, 2045	253,983	268,544
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	118,699	125,020
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	30,491	32,123
Ser. 04-W14, Class 2A, 7 1/2s, 2044	15,257	16,075
Ser. 04-W8, Class 3A, 7 1/2s, 2044	138,859	146,372
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	41,410	43,630
Ser. 04-W2, Class 5A, 7 1/2s, 2044	181,114	190,548
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,564	3,752
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	43,653	45,965
Ser. 03-W4, Class 4A, 7 1/2s, 2042	13,222	13,811
Ser. 02-T18, Class A4, 7 1/2s, 2042	56,301	58,928
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	56,035	58,651
Ser. 02-T16, Class A3, 7 1/2s, 2042	210,142	219,899
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	111,323	116,519
Ser. 02-W6, Class 2A, 7 1/2s, 2042	95,047	99,474
Ser. 02-T12, Class A3, 7 1/2s, 2042	26,188	27,298
Ser. 02-W4, Class A5, 7 1/2s, 2042	142,762	149,048
Ser. 02-W1, Class 2A, 7 1/2s, 2042	155,353	161,862
Ser. 02-14, Class A2, 7 1/2s, 2042	155,796	162,783
Ser. 02-T4, Class A3, 7 1/2s, 2041	105,888	110,342
Ser. 02-T6, Class A2, 7 1/2s, 2041	274,619	285,492
Ser. 01-T12, Class A2, 7 1/2s, 2041	35,015	36,432
Ser. 01-T8, Class A1, 7 1/2s, 2041	319,322	331,637
Ser. 01-T7, Class A1, 7 1/2s, 2041	63,397	65,868
Ser. 01-T3, Class A1, 7 1/2s, 2040	8,328	8,662
Ser. 01-T1, Class A1, 7 1/2s, 2040	16,637	17,310
Ser. 99-T2, Class A1, 7 1/2s, 2039	4,870	5,129
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	45,117	47,102
Ser. 02-T1, Class A3, 7 1/2s, 2031	49,648	51,835
Ser. 02-W7, Class A5, 7 1/2s, 2029	24,183	25,277
Ser. 01-T4, Class A1, 7 1/2s, 2028	12,374	13,058
Ser. 02-W3, Class A5, 7 1/2s, 2028	159,543	166,698
IFB Ser. 06-63, Class SP, 7.38s, 2036	110,050	121,481
Ser. 02-26, Class A1, 7s, 2048	59,881	61,915
Ser. 04-T3, Class 1A3, 7s, 2044	55,181	57,397
Ser. 03-W3, Class 1A2, 7s, 2042	57,234	59,228
Ser. 02-T16, Class A2, 7s, 2042	60,674	62,778
Ser. 02-14, Class A1, 7s, 2042	21,421	22,110
Ser. 02-T4, Class A2, 7s, 2041	16,948	17,475
Ser. 01-W3, Class A, 7s, 2041	20,992	21,744
Ser. 05-W4, Class 1A3, 7s, 2035	35,362	36,657
Ser. 04-W1, Class 2A2, 7s, 2033	267,795	278,408
IFB Ser. 06-104, Class ES, 6.85s, 2036	119,003	124,351
IFB Ser. 06-104, Class CS, 5.76s, 2036	131,056	134,332
Ser. 07-16, Class TS, IO, 5 1/2s, 2009	949,215	20,319
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	138,351	141,188
IFB Ser. 05-74, Class CS, 5.39s, 2035	84,502	85,869
IFB Ser. 05-74, Class CP, 5.243s, 2035	82,845	85,358

IFB Ser. 05-57, Class CD, 5.175s, 2035	85,945	87,662
IFB Ser. 06-8, Class PK, 5.12s, 2036	139,661	139,667
IFB Ser. 06-27, Class SP, 5.06s, 2036	103,000	106,529
IFB Ser. 06-8, Class HP, 5.06s, 2036	121,092	123,644
IFB Ser. 06-8, Class WK, 5.06s, 2036	200,267	202,985
IFB Ser. 05-106, Class US, 5.06s, 2035	179,917	185,353
IFB Ser. 05-99, Class SA, 5.06s, 2035	89,024	90,410
Ser. 07-39, Class A, IO, 5s, 2037	375,000	13,925
IFB Ser. 05-45, Class DA, 4.913s, 2035	196,249	199,320
IFB Ser. 05-74, Class DM, 4.877s, 2035	171,554	173,698
IFB Ser. 05-45, Class DC, 4.803s, 2035	81,770	82,694
IFB Ser. 05-57, Class DC, 4.485s, 2034	115,444	116,577
IFB Ser. 05-45, Class PC, 4.29s, 2034	84,135	84,253
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	1,430	6
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	115,141	10,799
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	152,383	11,881
Ser. 03-W12, Class 2, IO, 2.234s, 2043	571,866	32,768
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	267,069	17,424
Ser. 03-W10, Class 1, IO, 1.941s, 2043	1,202,575	58,968
Ser. 03-W10, Class 3, IO, 1.931s, 2043	338,508	16,771
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	482,911	28,843
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	111,392	10,177
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	210,376	15,623
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	285,980	14,386
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	298,811	15,142
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	111,696	6,149
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	388,272	29,278
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	1,066,404	57,957
Ser. 03-W8, Class 12, IO, 1.636s, 2042	1,183,178	53,448
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	317,983	17,748
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	1,008,000	56,010
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	344,546	18,575
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	179,597	10,022
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	603,807	33,287
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	555,512	40,219
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	83,080	4,567
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	174,210	12,386
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	81,528	5,765
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	450,181	29,278
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	363,075	18,297
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	491,921	24,055
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	187,651	12,112
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	320,341	20,916
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	350,926	17,437
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	260,041	16,250
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	304,376	17,772
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	221,349	14,897
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	230,756	15,146
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	247,142	15,973
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	530,423	26,971
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	256,193	13,690
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	214,747	11,081
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	572,104	30,171
Ser. 06-116, Class ES, IO, 1.33s, 2036	101,248	4,157
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	205,252	11,610
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	1,062,360	44,497
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	180,503	8,378
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	449,442	24,104
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	311,981	16,859
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	109,627	5,395
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	216,586	15,721
Ser. 06-104, Class SG, IO, 1.28s, 2036	225,000	10,022
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	535,733	32,037
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	217,407	11,978
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	257,677	10,911
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	714,300	39,479
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	455,297	18,176
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	108,736	6,233
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	292,639	15,513
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	134,708	7,113
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	244,458	11,881
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	294,654	11,556
Ser. 06-94, Class NI, IO, 1.18s, 2036	110,934	4,737
Ser. 03-W17, Class 12, IO, 1.153s, 2033	416,951	17,178
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	696,000	40,489
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	919,882	43,816
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	815,657	44,175
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	1,086,306	57,598
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	603,966	32,169
IFB Ser. 06-123, Class LI, IO, 1s, 2037	401,248	20,494
Ser. 03-T2, Class 2, IO, 0.824s, 2042	1,634,558	35,324
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	821,000	31,609
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	1,162,390	37,839
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	677,119	22,456
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	1,243,217	40,216
Ser. 03-W6, Class 51, IO, 0.682s, 2042	404,562	6,449
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	198,048	9,603
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	820,051	27,420
Ser. 01-T12, Class IO, 0.568s, 2041	357,185	4,290
Ser. 03-W2, Class 1, IO, 0.469s, 2042	2,878,943	31,764
Ser. 01-50, Class B1, IO, 0.459s, 2041	612,616	5,264
Ser. 02-T4, IO, 0.453s, 2041	1,948,286	18,518
Ser. 02-T1, Class IO, IO, 0.423s, 2031	389,738	3,685
Ser. 03-W6, Class 3, IO, 0.366s, 2042	538,224	5,200
Ser. 03-W6, Class 23, IO, 0.352s, 2042	580,507	5,436
Ser. 01-79, Class BI, IO, 0.337s, 2045	1,421,888	10,630
Ser. 03-W8, Class 11, IO, 0.03s, 2042	80,752	3
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	183,056	148,204
Ser. 05-113, Class DO, PO, zero %, 2036	74,090	59,481
Ser. 367, Class 1, PO, zero %, 2036	90,038	68,405
Ser. 363, Class 1, PO, zero %, 2035	526,001	401,337
Ser. 361, Class 1, PO, zero %, 2035	375,647	308,247
Ser. 04-38, Class AO, PO, zero %, 2034	237,185	172,886

Ser. 04-61, Class CO, PO, zero %, 2031	140,000	114,588
Ser. 07-31, Class TS, IO, zero %, 2009	594,000	12,715
Ser. 07-15, Class IM, IO, zero %, 2009	231,369	4,390
FRB Ser. 05-65, Class ER, zero %, 2035	128,249	122,853
FRB Ser. 05-57, Class UL, zero %, 2035	126,273	122,620
FRB Ser. 05-65, Class CU, zero %, 2034	62,557	70,952
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	11,550	12,031
Ser. T-60, Class 1A3, 7 1/2s, 2044	226,327	238,481
Ser. T-59, Class 1A3, 7 1/2s, 2043	109,583	115,767
Ser. T-58, Class 4A, 7 1/2s, 2043	38,925	40,828
Ser. T-57, Class 1A3, 7 1/2s, 2043	152,425	160,098
Ser. T-51, Class 2A, 7 1/2s, 2042	77,338	80,674
Ser. T-42, Class A5, 7 1/2s, 2042	27,285	28,445
Ser. T-41, Class 3A, 7 1/2s, 2032	131,158	136,939
Ser. T-60, Class 1A2, 7s, 2044	199,508	207,502
Ser. T-56, Class A, IO, 0.562s, 2043	448,938	6,204
Ser. T-56, Class 3, IO, 0.361s, 2043	473,625	3,882
Ser. T-56, Class 1, IO, 0.286s, 2043	602,165	3,297
Ser. T-56, Class 2, IO, 0.05s, 2043	542,602	1,171
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	93,686	100,706
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.686s, 2033	1,489,844	79,486
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	142,675
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	43,437
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	177,882
Freddie Mac
IFB Ser. 2990, Class LB, 3.348s, 2034	135,792	125,135
IFB Ser. 3182, Class PS, 7.32s, 2032	117,872	130,788
IFB Ser. 3202, Class HM, 6.65s, 2036	93,374	99,815
IFB Ser. 3081, Class DC, 5.22s, 2035	90,720	92,349
IFB Ser. 2976, Class KL, 4.877s, 2035	128,619	129,065
IFB Ser. 2990, Class DP, 4.767s, 2034	111,329	110,646
IFB Ser. 3065, Class DC, 3.9s, 2035	110,135	104,377
IFB Ser. 3050, Class SA, 3.575s, 2034	92,085	85,063
IFB Ser. 2990, Class WP, 3.302s, 2035	85,146	81,841
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	194,839	21,472
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	209,151	21,330
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	109,919	6,528
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	496,959	28,891
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	218,637	14,670
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	102,883	6,558
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	291,000	17,830
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	526,707	35,770
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	277,840	14,142
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	1,343,636	64,880
Ser. 3236, Class ES, IO, 1.38s, 2036	186,164	8,768
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	302,290	19,220
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	458,360	21,951
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	115,719	5,099
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	550,143	39,243
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	224,306	9,428
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	358,488	24,638
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	155,729	7,551
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	318,694	18,628
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	100,767	7,355
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	640,668	32,532
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	720,406	23,163
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	329,030	22,549
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	196,440	12,679
IFB Ser. 3240, Class S, IO, 1.3s, 2036	698,318	41,812
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	88,210	6,434
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	268,991	17,839
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	113,844	8,374
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	219,955	8,535
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	238,879	14,906
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	99,284	5,417
IFB Ser. 3199, Class S, IO, 1.13s, 2036	135,296	7,346
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	891,000	50,090
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	816,924	46,002
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	418,947	22,553
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	335,000	12,929
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	635,000	26,340
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	426,000	14,910
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	231,727	6,698
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	1,059,000	46,743
IFB Ser. 2815, Class S, IO, 0.68s, 2032	227,218	6,180
Ser. 242, PO, zero %, 2036	279,779	230,488
Ser. 239, PO, zero %, 2036	1,214,246	978,317
Ser. 236, PO, zero %, 2036	387,681	314,153
Ser. 3045, Class DO, PO, zero %, 2035	102,717	81,986
FRB Ser. 3003, Class XF, zero %, 2035	82,618	80,695
FRB Ser. 2958, Class FL, zero %, 2035	44,077	39,866
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.071s, 2043	4,522,982	35,135
Ser. 05-C3, Class XC, IO, 0.05s, 2045	10,634,681	57,332
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	44,000	46,598
Ser. 04-C2, Class A4, 5.301s, 2038	424,000	423,864
Ser. 03-C2, Class A2, 5.285s, 2040	277,000	280,640
Ser. 97-C1, Class X, IO, 1.369s, 2029	335,078	8,674
Ser. 05-C1, Class X1, IO, 0.077s, 2043	4,801,027	71,828
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	80,152
Ser. 06-C1, Class XC, IO, 0.05s, 2045	6,850,495	49,509
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.016s, 2034	136,285	135,462
IFB Ser. 05-66, Class SP, 3.1s, 2035	91,946	85,787

IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	140,522	9,206
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	140,522	9,166
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	336,453	18,557
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	489,111	23,423
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	259,501	12,739
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	265,000	12,446
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	317,661	14,533
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	251,397	9,637
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	890,411	39,234
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	250,261	9,035
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	975,000	37,172
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	173,579	5,490
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	505,954	19,865
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	398,428	9,836
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	468,000	472,973
Ser. 05-GG5, Class XC, IO, 0.045s, 2037	8,519,264	37,272
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	2,903,000	73,301
Ser. 05-GG3, Class XC, IO, 0.122s, 2042	4,216,503	70,626
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	191,000	193,491
Ser. 04-GG2, Class A6, 5.396s, 2038	198,000	199,287
Ser. 05-GG4, Class A4B, 4.732s, 2039	258,000	247,445
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	26,000	26,000
Ser. 98-C1, Class F, 6s, 2030	59,000	59,304
Ser. 03-C1, Class X1, IO, 0 1/4s, 2040	917,286	16,025
Ser. 05-GG4, Class XC, IO, 0.153s, 2039	4,940,739	87,042
Ser. 04-C1, Class X1, IO, 0.132s, 2028	3,039,117	20,538
Ser. 06-GG6, Class XC, IO, 0.032s, 2038	2,566,993	8,924
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.856s, 2035	94,108	93,182
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	45,609
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	209,459
Ser. 06-CB14, Class A4, 5.481s, 2044	447,000	450,142
Ser. 06-CB14, Class AM, 5.445s, 2044	216,000	217,864
Ser. 06-LDP9, Class A3, 5.336s, 2047	770,000	766,027
Ser. 05-CB11, Class A4, 5.335s, 2037	310,000	310,130
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	76,200
Ser. 07-LDPX, Class X, IO, 0.527s, 2049	3,481,000	87,025
Ser. 06-CB17, Class X, IO, 0.515s, 2043	2,052,821	83,406
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	3,062,298	104,302
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	9,972,644	8,570
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	44,883
Ser. 06-FL2A, Class X1, IO, 0.683s, 2018	4,879,043	15,418
Ser. 05-LDP2, Class X1, IO, 0.094s, 2042	7,090,392	123,805
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	3,443,239	38,602
Ser. 05-LDP1, Class X1, IO, 0.066s, 2046	1,769,958	16,870
Ser. 05-LDP3, Class X1, IO, 0.052s, 2042	6,303,079	49,735
Ser. 05-LDP5, Class X1, IO, 0.038s, 2044	16,125,353	75,588
Ser. 06-CB14, Class X1, IO, 0.033s, 2044	4,100,696	19,863
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,644
Ser. 99-C1, Class G, 6.41s, 2031	37,135	38,582
Ser. 98-C4, Class H, 5.6s, 2035	50,000	47,385
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	323,000	320,488
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	80,400
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,455,243	72,326
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	2,639,706	56,094
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	4,312,590	44,951
Ser. 05-C5, Class XCL, IO, 0.097s, 2020	3,229,724	46,656
Ser. 05-C7, Class XCL, IO, 0.083s, 2040	3,872,844	38,767
Ser. 06-C1, Class XCL, IO, 0.07s, 2041	5,626,845	62,721
Ser. 06-C7, Class XCL, IO, 0.065s, 2038	1,057,450	18,985
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014	83,000	83,008
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	52,000	52,057
FRB Ser. 05-LLFA, 6.12s, 2018	20,000	19,950
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	391,009	18,076
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	662,195	32,579
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	105,488	531
IFB Ser. 06-7, Class 1A9, 9s, 2036	93,124	102,826
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.71s, 2034	30,584	31,143
Ser. 04-13, Class 3A6, 3.786s, 2034	134,000	129,594
Ser. 06-OA1, Class X, IO, 2.045s, 2046	560,317	20,049
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	115,209	2,088
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	303,409	759
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.06s, 2049	7,939,488	119,402
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.82s, 2022	100,000	100,581
Ser. 06-1, Class X1A, IO, 1.15s, 2022	2,574,497	31,615
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.284s, 2035	241,078	240,363
Ser. 98-C3, Class E, 6.508s, 2030	31,000	33,455
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.085s, 2043	3,272,979	45,898
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.145s, 2039	853,972	18,781
Ser. 05-LC1, Class X, IO, 0.107s, 2044	1,759,597	16,221
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.081s, 2039	2,937,000	15,718
Mezz Cap Commercial Mortgage Trust 144A

Ser. 04-C2, Class X, IO, 6.414s, 2040		121,288	37,902
Ser. 05-C3, Class X, IO, 5.556s, 2044		133,869	40,579
Ser. 06-C4, Class X, IO, 4.332s, 2016		573,000	197,376
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.54s, 2043		997,219	57,145
Ser. 05-HQ6, Class X1, IO, 0.072s, 2042		4,125,468	44,222
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044		818,000	824,391
Ser. 05-HQ6, Class A4A, 4.989s, 2042		191,000	186,877
Ser. 04-HQ4, Class A7, 4.97s, 2040		99,000	96,971
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030		28,000	28,290
Ser. 04-RR, Class F5, 6s, 2039		100,000	88,465
Ser. 04-RR, Class F6, 6s, 2039		100,000	84,328
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.39s, 2035		235,243	236,125
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		214,599	917
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.235s, 2030		49,000	50,079
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032		187,000	193,433
Ser. 00-C2, Class J, 6.22s, 2033		49,000	49,823
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)		151,000	154,398
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)		101,000	101,066
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		58,752	748
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		197,075	181,723
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.879s, 2036		810,184	38,429
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 4.646s, 2034		11,528	11,716
Ser. 05-9, Class AX, IO, 1.006s, 2035		1,343,869	20,024
FRB Ser. 05-18, Class 6A1, 5.26s, 2035		112,343	112,133
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045		448,000	450,023
Ser. 05-C17, Class A4, 5.083s, 2042		327,000	321,833
Ser. 04-C15, Class A4, 4.803s, 2041		147,000	142,086
Ser. 06-C28, Class XC, IO, 0.381s, 2048		1,424,756	39,622
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.373s, 2035		807,373	24,402
Ser. 05-C18, Class XC, IO, 0.081s, 2042		3,790,774	39,424
Ser. 06-C23, Class XC, IO, 0.045s, 2045		2,916,700	18,113
Ser. 06-C26, Class XC, IO, 0.037s, 2045		1,744,403	6,681
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043		368,780	19,750
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036		10,000	9,698
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR12, Class 2A5, 4.319s, 2035		965,000	930,743
Ser. 06-AR10, Class 3A1, 5.244s, 2036		149,791	148,627
Ser. 05-AR2, Class 2A1, 4.545s, 2035		70,246	69,266
Ser. 04-R, Class 2A1, 4.361s, 2034		71,828	70,661

Total collateralized mortgage obligations (cost $36,511,817)			$36,194,603

CORPORATE BONDS AND NOTES (7.2%)(a)
		Principal
		amount	Value

Basic Materials (0.6%)
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		$35,000	$35,438
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		10,000	8,900
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		25,000	23,875
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		30,000	25,500
AK Steel Corp. company guaranty 7 3/4s, 2012		75,000	76,219
Aleris International, Inc. 144A sr. notes 9s, 2014		35,000	36,925
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		40,000	41,800
ARCO Chemical Co. debs. 10 1/4s, 2010		25,000	27,750
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		70,000	79,514
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		35,000	35,525
Chaparral Steel Co. company guaranty 10s, 2013		95,000	105,925
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	15,000	21,151
Cognis Holding GmbH & Co. 144A sr. notes 12.876s, 2015
(Germany) (PIK)	EUR	53,121	72,440
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$50,000	50,438
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		55,000	55,000
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		40,000	37,062
Domtar, Inc. notes 7 1/8s, 2015 (Canada)		5,000	4,975
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	53,239
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bond 8 3/8s,
2017		105,000	113,400
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 1/4s,
2015		50,000	53,750
Georgia-Pacific Corp. debs. 9 1/2s, 2011		90,000	99,900
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	31,500
Georgia-Pacific Corp. sr. notes 8s, 2024		35,000	35,175
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		45,000	47,813
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		25,000	26,000
Hercules, Inc. company guaranty 6 3/4s, 2029		10,000	10,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		30,000	31,463

Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,084
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		20,000	20,000
Lafarge SA notes 6 1/2s, 2016 (France)		15,000	15,697
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,574
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		20,000	21,400
Lyondell Chemical Co. company guaranty 8s, 2014		35,000	36,663
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		30,000	30,825
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		31,000	32,938
Metals USA, Inc. sec. notes 11 1/8s, 2015		45,000	49,950
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		105,000	108,150
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		20,000	21,100
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		20,000	20,850
Nalco Co. sr. sub. notes 8 7/8s, 2013		80,000	85,000
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	50,000	71,839
Newmont Mining Corp. notes 5 7/8s, 2035		$30,000	27,668
NewPage Corp. company guaranty 10s, 2012		40,000	43,750
NewPage Holding Corp. sr. notes FRN 12.389s, 2013 (PIK)		15,000	14,850
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		55,000	55,825
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
from 1/04/06 to 3/29/07, cost $50,725) (RES)		50,000	52,875
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)		40,000	38,754
PQ Corp. company guaranty 7 1/2s, 2013		30,000	30,300
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	55,000	77,444
Smurfit-Stone Container Enterprises, Inc. 144A sr.
notes 8s, 2017		$30,000	29,325
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		45,000	45,113
Stone Container Corp. sr. notes 8 3/8s, 2012		10,000	10,025
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015		35,000	36,400
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		8,000	8,400
Westvaco Corp./NY unsec. notes 7 1/2s, 2027		10,000	10,553
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	35,151
			2,292,180

Capital Goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		55,000	55,138
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		70,000	70,175
American Railcar Industries, Inc. 144A sr. unsec.
notes 7 1/2s, 2014		10,000	10,275
Baldor Electric Co. company guaranty 8 5/8s, 2017		95,000	100,344
Belden CDT, Inc. 144A sr. sub. notes 7s, 2017		25,000	25,501
Blount, Inc. sr. sub. notes 8 7/8s, 2012		35,000	36,225
Case New Holland, Inc. company guaranty 9 1/4s, 2011		50,000	52,500
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		50,000	51,438
General Cable Corp. 144A sr. notes 7 1/8s, 2017		30,000	30,188
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		10,000	10,200
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		45,000	45,675
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		35,000	36,356
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		25,000	26,125
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		35,000	34,574
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		55,000	58,438
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	83,430
L-3 Communications Corp. company guaranty 6 1/8s, 2013		25,000	24,625
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		20,000	19,425
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		75,000	74,344
Legrand SA debs. 8 1/2s, 2025 (France)		140,000	164,500
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		51,000	54,379
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		50,000	48,500
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	68,100
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$90,000	94,725
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	50,000	76,446
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$80,000	83,200
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		20,000	17,025
TD Funding Corp. company guaranty 7 3/4s, 2014		10,000	10,325
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		30,000	30,975
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		25,000	28,000
Titan International, Inc. 144A sr. notes 8s, 2012		35,000	36,006
			1,557,157

Communication Services (0.7%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011		12,000	12,705
American Towers, Inc. company guaranty 7 1/4s, 2011		20,000	20,600
Ameritech Capital Funding company guaranty 6 1/4s, 2009		95,000	96,710
AT&T Corp. sr. notes 8s, 2031		30,000	37,074
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		110,000	141,894
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		30,000	32,400
Centennial Communications Corp. sr. notes 10s, 2013		45,000	48,544
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	98,563
Citizens Communications Co. notes 9 1/4s, 2011		105,000	117,075
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		30,000	31,800
Dobson Communications Corp. sr. notes 8 7/8s, 2013		75,000	77,438
Idearc Inc. 144A sr. notes 8s, 2016		120,000	123,450
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		33,000	34,403
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		41,000	38,745

Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)	105,000	119,175
Intelsat Bermuda, Ltd. 144A sr. unsec. FRN 8.872s,
2015 (Bermuda)	25,000	25,500
iPCS, Inc. sr. notes 11 1/2s, 2012	45,000	49,500
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013	20,000	23,400
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014	55,000	56,513
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017	25,000	25,188
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014	40,000	42,300
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	25,000	25,612
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	75,000	80,250
PanAmSat Corp. company guaranty 9s, 2014	50,000	54,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	30,000	30,900
Qwest Corp. debs. 7 1/4s, 2025	25,000	25,781
Qwest Corp. notes 8 7/8s, 2012	180,000	198,900
Qwest Corp. sr. notes 7 5/8s, 2015	50,000	53,375
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)	70,000	80,150
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	35,000	35,875
Rural Cellular Corp. sr. notes 9 7/8s, 2010	5,000	5,275
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	75,000	77,250
Sprint Capital Corp. company guaranty 6.9s, 2019	30,000	31,068
Sprint Capital Corp. company guaranty 6 7/8s, 2028	95,000	94,609
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	20,000	19,650
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	20,000	20,854
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	20,000	19,391
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	50,000	47,437
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	75,000	80,073
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	5,000	5,990
Telus Corp. notes 8s, 2011 (Canada)	50,000	54,761
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	35,000	37,450
Verizon Communications, Inc. sr. unsec. bond 6 1/4s, 2037	155,000	153,492
Verizon Communications, Inc. sr. unsec. bond 5 1/2s, 2017	65,000	64,527
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	52,129
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	51,014
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	53,501
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	30,000	28,461
West Corp. 144A sr. notes 9 1/2s, 2014	20,000	20,700
West Corp. 144A sr. sub. notes 11s, 2016	15,000	15,825
Windstream Corp. company guaranty 8 5/8s, 2016	65,000	71,094
Windstream Corp. company guaranty 8 1/8s, 2013	35,000	37,888
		2,880,384

Consumer Cyclicals (1.0%)
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017	40,000	39,900
American Media, Inc. company guaranty 8 7/8s, 2011	10,000	9,075
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	45,000	42,750
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	30,000	29,775
Associated Materials, Inc. company guaranty 9 3/4s,
2012	50,000	52,000
Autonation, Inc. company guaranty 7s, 2014	10,000	10,100
Autonation, Inc. company guaranty FRN 7.36s, 2013	10,000	10,100
Beazer Homes USA, Inc. company guaranty 6 7/8s, 2015	35,000	31,238
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	45,000	48,319
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	75,000	77,438
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	45,000	44,100
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	56,690	58,674
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	18,000	17,640
Corrections Corporation of America sr. notes 7 1/2s,
2011	35,000	35,963
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	32,138
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	29,310
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	110,000	118,747
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	5,000	5,265
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	50,000	50,797
Dana Corp. notes 5.85s, 2015	55,000	40,769
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	35,000	36,619
Dex Media, Inc. notes 8s, 2013	10,000	10,475
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	65,000	64,794
Federated Retail Holdings, Inc. company guaranty
5.35s, 2012	70,000	69,782
Ford Motor Co. notes 7.45s, 2031	80,000	61,900
Ford Motor Credit Corp. bonds 7 3/8s, 2011	20,000	19,671
Ford Motor Credit Corp. notes 7 7/8s, 2010	105,000	105,391
Ford Motor Credit Corp. notes 7 3/8s, 2009	20,000	19,963
Ford Motor Credit Corp. notes 6 3/8s, 2008	45,000	44,365
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	185,000	194,998
General Motors Corp. debs. 9.4s, 2021	10,000	9,800
General Motors Corp. notes 7.2s, 2011	175,000	166,250
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	4,185
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	100,000	109,750
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	30,000	30,563
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	101,875
iPayment, Inc. company guaranty 9 3/4s, 2014	15,000	15,375
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	55,650
Jostens IH Corp. company guaranty 7 5/8s, 2012	60,000	61,050
K. Hovnanian Enterprises, Inc. company guaranty

8 7/8s, 2012	15,000	14,438
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	15,000	13,650
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	55,688
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	15,000	14,625
Levi Strauss & Co. sr. notes 9 3/4s, 2015	50,000	54,875
Levi Strauss & Co. sr. notes 8 7/8s, 2016	30,000	32,100
Meritage Homes Corp. company guaranty 6 1/4s, 2015	50,000	44,500
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	15,000	16,031
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	94,406
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	45,000	48,488
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	30,000	29,850
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	15,000	13,763
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	100,000	109,500
NTK Holdings, Inc. sr. disc. notes zero %, 2014	45,000	32,625
Office Depot, Inc. notes 6 1/4s, 2013	25,000	25,546
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	30,694
Park Place Entertainment Corp. sr. notes 7s, 2013	45,000	47,813
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	50,000	51,500
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	90,000	92,475
PRIMEDIA, Inc. sr. notes 8s, 2013	35,000	36,225
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	15,000	14,588
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	25,000	24,313
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	35,000	37,188
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	35,000	33,688
Scientific Games Corp. company guaranty 6 1/4s, 2012	50,000	49,000
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	60,000	63,150
Standard Pacific Corp. sr. notes 7s, 2015	25,000	22,313
Standard Pacific Corp. sr. notes 6 1/2s, 2008	35,000	34,650
Station Casinos, Inc. sr. notes 6s, 2012	90,000	87,188
Technical Olympic USA, Inc. company guaranty 9s, 2010	35,000	32,638
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	25,000	26,063
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	30,000	30,900
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	75,000	72,938
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	95,000	95,950
UCI Holdco, Inc. 144A sr. notes 12.37s, 2013 (PIK)	45,000	44,550
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	40,000	40,400
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	110,000	111,375
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	4,725
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	110,000	110,413
Wyndham Worldwide Corp. 144A sr. unsec. 6s, 2016	40,000	39,996
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	85,000	84,150
		3,885,522

Consumer Staples (1.0%)
Adelphia Communications zero %, 2010	55,000	18,288
Affinion Group, Inc. company guaranty 11 1/2s, 2015	35,000	38,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013	55,000	59,950
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	56,513
AMC Entertainment, Inc. company guaranty 11s, 2016	60,000	68,325
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	35,000	35,613
ARAMARK Corp. 144A sr. notes 8 1/2s, 2015	50,000	52,000
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	30,000	30,600
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	20,000	20,400
Buffets, Inc. company guaranty 12 1/2s, 2014	50,000	52,000
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	153,000	158,738
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	76,000	80,085
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	69,000	72,795
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	5,000	4,700
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	31,544
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	39,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	115,000	105,225
Comcast Corp. company guaranty 5 7/8s, 2018	90,000	90,243
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	65,000	66,056
Cox Communications, Inc. notes 7 1/8s, 2012	70,000	75,466
Cox Communications, Inc. 144A bonds 6.45s, 2036	50,000	50,325
Cox Communications, Inc. 144A notes 5 7/8s, 2016	45,000	45,302
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	37,603
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	129,375
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	5,000	5,125
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	5,000	4,963
CVS Corp. 144A pass-through certificates 6.117s, 2013	99,431	101,651
Dean Foods Co. company guaranty 7s, 2016	25,000	25,094
Dean Foods Co. sr. notes 8.15s, 2007	55,000	55,000
Del Monte Corp. company guaranty 6 3/4s, 2015	70,000	69,213
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,400
Delhaize America, Inc. company guaranty 8 1/8s, 2011	100,000	109,383
Diageo PLC company guaranty 8s, 2022	40,000	47,701
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	80,000	76,000
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	41,895
Echostar DBS Corp. company guaranty 7s, 2013	35,000	36,050
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,031
Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	145,906
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	56,100
Fortune Brands, Inc. notes 5 3/8s, 2016	55,000	52,856
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	70,038
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)	10,000	8,300

Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	45,000	42,300
Ion Media Networks, Inc. 144A sec. FRN 11.61s, 2013	20,000	20,850
Ion Media Networks, Inc. 144A sec. FRN 8.61s, 2012	20,000	20,450
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	35,350
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	49,985
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	35,000	34,256
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	5,000	4,894
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	56,492
News America Holdings, Inc. debs. 7 3/4s, 2045	165,000	186,521
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	25,000	17,500
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	35,000	38,150
Nutro Products, Inc. 144A sr. notes FRN 9.37s, 2013	25,000	25,750
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	39,000	38,951
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	20,000	19,675
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	65,000	70,691
Playtex Products, Inc. company guaranty 9 3/8s, 2011	50,000	51,688
Playtex Products, Inc. sec. notes 8s, 2011	15,000	15,675
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	46,575
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	55,000	58,506
Rental Services Corp. 144A bonds 9 1/2s, 2014	20,000	21,300
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	57,635
Rite Aid Corp. sec. notes 8 1/8s, 2010	35,000	35,963
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	40,000	40,150
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	60,000	48,000
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	30,000	28,500
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	41,700
Swift & Co. company guaranty 10 1/8s, 2009	15,000	15,488
TCI Communications, Inc. debs. 9.8s, 2012	20,000	23,678
TCI Communications, Inc. debs. 8 3/4s, 2015	35,000	41,339
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	78,386
Time Warner, Inc. company guaranty 6 1/2s, 2036	20,000	19,943
Time Warner, Inc. company guaranty 5 7/8s, 2016	20,000	20,167
Time Warner, Inc. debs. 9.15s, 2023	40,000	49,822
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	152,345
United Rentals NA, Inc. sr. sub. notes 7s, 2014	65,000	64,838
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	60,000	61,875
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	30,000	29,888
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	30,412
Young Broadcasting, Inc. company guaranty 10s, 2011	70,000	68,950
		4,103,990

Energy (0.6%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	65,000	64,130
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	35,000	35,093
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	113,131
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	25,000	26,063
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	35,000	35,175
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	114,950
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	45,000	47,813
Complete Production Services, Inc. 144A sr. notes 8s,
2016	60,000	61,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	70,000	68,425
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	38,800
Encore Acquisition Co. sr. sub. notes 6s, 2015	89,000	79,210
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	30,000	31,245
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	45,000	49,243
Forest Oil Corp. sr. notes 8s, 2011	60,000	62,550
Hanover Compressor Co. sr. notes 9s, 2014	65,000	70,363
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	43,144
Hess Corp. bonds 7 7/8s, 2029	55,000	63,443
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	15,000	15,900
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	85,000	83,725
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	52,679
Massey Energy Co. sr. notes 6 5/8s, 2010	90,000	90,900
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	25,000	24,927
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	30,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	50,000	47,625
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)	40,000	41,600
Peabody Energy Corp. company guaranty 7 3/8s, 2016	20,000	21,050
Peabody Energy Corp. sr. notes 5 7/8s, 2016	140,000	134,400
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	95,000	101,175
Plains Exploration & Production Co. company guaranty
7s, 2017	20,000	20,100
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	20,000	20,150
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	40,000	39,000
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	80,000	82,600
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	61,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	29,550
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016	100,000	100,750
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	45,000	45,900
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,594
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	30,000	30,600

Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	35,000	39,771
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	40,000	39,995
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	19,614
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	29,250
		2,235,633

Financial (1.1%)
American International Group, Inc. jr. sub. bond 6 1/4s,
2037	125,000	122,505
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	80,000	86,346
Bank of America NA sub. notes 5.3s, 2017	250,000	245,882
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	50,000	48,149
Block Financial Corp. notes 5 1/8s, 2014	35,000	33,196
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	100,000	101,005
Capital One Capital III company guaranty 7.686s, 2036	85,000	91,198
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	188,689
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,590
CIT Group, Inc. sr. notes 5s, 2014	190,000	184,629
Citigroup, Inc. sub. notes 5s, 2014	20,000	19,525
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	35,000	36,245
CNA Financial Corp. unsecd. notes 6s, 2011	35,000	35,737
Colonial Properties Trust notes 6 1/4s, 2014 (R)	35,000	36,164
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	45,000	51,540
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	53,986
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	20,000	19,990
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	55,000	57,888
Equity One, Inc. notes 5 3/8s, 2015 (R)	35,000	34,001
ERP Operating LP notes 6.584s, 2015	30,000	32,167
Finova Group, Inc. notes 7 1/2s, 2009	62,500	17,188
Fleet Capital Trust V bank guaranty FRN 6.35s, 2028	50,000	50,176
Fund American Cos., Inc. notes 5 7/8s, 2013	65,000	65,637
GATX Financial Corp. notes 5.8s, 2016	25,000	24,875
General Motors Acceptance Corp. bonds 8s, 2031	40,000	42,886
General Motors Acceptance Corp. FRN 6.31s, 2007	85,000	85,000
General Motors Acceptance Corp. notes 7 3/4s, 2010	40,000	41,057
General Motors Acceptance Corp. notes 7s, 2012	55,000	55,278
General Motors Acceptance Corp. notes 6 7/8s, 2012	95,000	94,617
General Motors Acceptance Corp. notes 6 7/8s, 2011	125,000	125,121
General Motors Acceptance Corp. notes 6 3/4s, 2014	135,000	132,717
General Motors Acceptance Corp. notes 5 1/8s, 2008	30,000	29,650
General Motors Acceptance Corp. notes FRN 7.56s, 2014	40,000	40,455
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	55,000	54,292
Greenpoint Capital Trust I company guaranty 9.1s, 2027	30,000	31,465
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	20,170
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	35,000	33,814
Highwood Properties, Inc. 144A bonds 5.85s, 2017 (R)	60,000	59,563
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	36,847
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	25,079
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	25,977
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	198,527
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	112,582
International Lease Finance Corp. notes 4 3/4s, 2012	20,000	19,637
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	80,000	79,421
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	130,000	135,492
JPMorgan Chase Capital XX jr. sub. bond Ser. T, 6.55s, 2036	55,000	54,725
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	5,000	5,010
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	20,000	19,875
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	104,427
Lincoln National Corp. FRB 7s, 2066	60,000	62,874
Loews Corp. notes 5 1/4s, 2016	25,000	24,510
MetLife, Inc. jr. sub. FRN 6.4s, 2036	80,000	78,111
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	35,000	36,992
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	24,908
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	30,859
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	54,799
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	24,585
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	60,000	62,065
PNC Bank NA notes 4 7/8s, 2017	50,000	47,671
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	45,000	45,756
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	125,904
RBS Capital Trust IV company guaranty FRN 6.15s, 2049	90,000	91,025
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s, 2013 (R)	30,000	30,574
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	31,309
Safeco Capital Trust I company guaranty 8.072s, 2037	65,000	67,820
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	35,000	35,473
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	34,418
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	5,000	5,018
UBS AG/Jersey Branch FRN 8.35s, 2008 (Jersey)	135,000	138,038
Washington Mutual Capital Trust I sr. notes 5s, 2012	50,000	48,777
Westfield Group sr. notes 5.7s, 2016 (Australia)	40,000	40,497
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	60,382
Willis Group North America, Inc. company guaranty
6.2s, 2017	45,000	44,959
		4,557,316

Health Care (0.4%)
Accellent, Inc. company guaranty 10 1/2s, 2013	15,000	15,525
Bayer Corp. 144A FRB 6.2s, 2008	45,000	45,138
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	20,000	20,600
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	55,000

Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	40,000	39,250
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	134,475
HCA, Inc. 144A sec. notes 9 1/4s, 2016	75,000	80,906
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	60,000	64,800
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	40,000	38,907
Healthsouth Corp. 144A sr. notes 10 3/4s, 2016	25,000	27,188
Hospira, Inc. sr. notes 6.05s, 2017	30,000	29,976
Hospira, Inc. sr. notes 5.55s, 2012	45,000	45,018
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	30,000	27,300
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	10,088
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	68,163
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	45,675
Select Medical Corp. company guaranty 7 5/8s, 2015	55,000	49,500
Service Corporation International sr. notes 6 3/4s,
2016	80,000	79,600
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	58,350
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	25,000	25,625
Tenet Healthcare Corp. notes 7 3/8s, 2013	65,000	60,369
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	55,000	54,450
U.S. Oncology Holdings, Inc. 144A sr. unsec. notes 9.828s,
2012 (PIK)	20,000	20,200
US Oncology, Inc. company guaranty 9s, 2012	35,000	37,363
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	50,625
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	56,250
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	15,000	15,413
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	25,875
Wyeth notes 5.95s, 2037	140,000	137,879
		1,419,508

Other (0.1%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	384,000	406,560

Technology (0.3%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	15,000	14,775
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	58,653
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	53,000	51,940
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	20,000	20,850
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	37,558
Avnet, Inc. notes 6s, 2015	35,000	34,702
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	19,350
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	18,700
Compucom Systems, Inc. 144A sr. notes 12s, 2014	35,000	37,363
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	75,000	76,624
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	45,000	44,663
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	90,000	90,113
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	45,000	45,113
Intuit, Inc. sr. unsec. bond 5 3/4s, 2017	10,000	9,842
Intuit, Inc. sr. unsec. notes 5.4s, 2012	15,000	14,960
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	16,125
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	80,100
Lucent Technologies, Inc. debs. 6.45s, 2029	80,000	72,200
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	15,000	16,650
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)	40,000	42,800
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	75,000	77,438
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	15,000	15,450
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	20,000	19,887
Solectron Global Finance Corp. company guaranty 8s,
2016	25,000	24,938
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	34,000	37,103
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	94,380
TDS Investor Corp. 144A sr. notes 9 7/8s, 2014	35,000	36,663
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)	15,756	16,032
UGS Corp. company guaranty 10s, 2012	35,000	38,281
Unisys Corp. sr. notes 8s, 2012	30,000	30,075
Xerox Corp. sr. notes 6 7/8s, 2011	45,000	47,359
Xerox Corp. sr. notes 6.4s, 2016	60,000	61,712
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	15,000	15,696
		1,318,095

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	25,000	27,205
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	13,647	14,398
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	77,942	80,864
Continental Airlines, Inc. pass-through certificates
Ser. A, 5.983s, 2022	25,000	25,000
Delta Air Lines, Inc. notes 8.3s, 2029	40,000	22,500
Northwest Airlines, Inc. company guaranty 10s, 2009	35,000	29,575
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	20,000	20,368
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	30,000	29,743
		249,653

Utilities & Power (0.9%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	40,058
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	115,000	121,900
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	23,699
Arizona Public Services Co. notes 6 1/2s, 2012	50,000	52,103
Atmos Energy Corp. notes 4.95s, 2014	50,000	47,494
Beaver Valley II Funding debs. 9s, 2017	65,000	73,938
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	85,000	85,383
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	5,000	5,041
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	54,064
Cleveland Electric Illuminating Co. (The) sr. unsec. bond
5.95s, 2036	135,000	128,656
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	25,000	29,282
CMS Energy Corp. sr. notes 7 1/2s, 2009	55,000	56,444
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	10,499
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	70,000	64,970
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	43,524
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	20,000	19,974
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	40,000	39,512
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	125,000	127,344
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	46,800
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	42,500
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	15,638
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	20,650
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s, 2017	10,000	10,037
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	50,000	52,250
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s, 2016	40,000	40,187
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	42,910
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	63,700
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	26,069
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	20,000	20,650
ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	50,270
Kansas Gas & Electric bonds 5.647s, 2021	20,000	19,664
Kinder Morgan, Inc. notes 6s, 2017	35,000	35,536
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	30,000	30,610
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	110,000	109,762
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	120,000	130,200
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	82,000
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	29,733
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	52,867
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	25,000	25,207
Northwestern Corp. sec. notes 5 7/8s, 2014	50,000	49,323
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,550
NRG Energy, Inc. sr. notes 7 3/8s, 2016	125,000	128,438
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	26,782
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	50,278
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	45,000	43,316
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	44,926
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	50,000	50,538
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	72,128	72,870
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	30,000	29,503
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	45,000	45,383
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	48,600
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	46,628
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,838
Sierra Pacific Resources sr. notes 8 5/8s, 2014	25,000	27,043
Southern California Edison Co. notes 6.65s, 2029	55,000	59,539
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	45,000	43,096
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	24,717
Southern Union Co. jr. sub. FRN 7.2s, 2066	100,000	100,806
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	51,328
Teco Energy, Inc. notes 7.2s, 2011	135,000	143,100
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	5,256
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	10,000	11,155
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	30,246
TXU Corp. sr. notes Ser. P, 5.55s, 2014	85,000	75,283
TXU Energy Co. 144A sr. unsec. FRN 5.85s, 2008	170,000	169,994
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,778
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	32,750
Williams Cos., Inc. (The) notes 7 5/8s, 2019	75,000	81,563
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,138
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017	15,000	15,863
		3,539,753

Total corporate bonds and notes (cost $28,150,613)		$28,445,751

ASSET-BACKED SECURITIES (2.4%)(a)
	Principal
	amount	Value

Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	$3,466	$3,342
Ser. 04-6N, Class Note, 4 3/4s, 2035	3,245	3,126
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	152,939	153,439
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	146,738	147,105
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	54,000	42,660
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	25,000	16,975
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	25,000	17,379

Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.69s, 2034	33	33
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	4,510	4,510
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	60,000	60,600
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	38,642
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	119,231	16,490
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	250,000	250,057
Ser. 04-B, Class A1, 5.82s, 2039	268,751	268,750
FRB Ser. 04-D, Class A, 5.71s, 2044	88,611	88,649
Ser. 05-B, Class A, IO, 4.37s, 2039	279,487	5,152
Ser. 04-D, Class A, IO, 3.938s, 2007	353,190	2,147
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	34,389	34,616
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	34,389	34,520
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	46,369	46,415
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 5.91s, 2043	86,755	86,891
FRB Ser. 03-1, Class A1, 5.82s, 2042	76,974	77,118
FRB Ser. 05-3, Class A1, 5.77s, 2035	81,419	81,572
Bombardier Capital Mortgage Securitization Corp. Ser.
99-B, Class A2, 6.975s, 2012	7,038	5,032
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	13,000	13,145
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	8,857	8,753
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA, Class B4,
10.82s, 2011 (Cayman Islands)	24,653	25,365
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	100,000	101,126
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	4,337	4,193
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	504	493
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	60,000	60,415
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	113,037	22,289
Ser. 00-4, Class A6, 8.31s, 2032	505,000	447,365
Ser. 00-5, Class A6, 7.96s, 2032	350,000	322,827
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	70,303
Ser. 02-2, Class M1, 7.424s, 2033	32,000	33,120
FRB Ser. 02-1, Class M1A, 7.37s, 2033	356,000	359,240
Ser. 01-4, Class A4, 7.36s, 2033	278,200	289,441
Ser. 00-6, Class A5, 7.27s, 2031	77,952	78,195
Ser. 01-1, Class A5, 6.99s, 2032	720,665	710,715
Ser. 01-3, Class A4, 6.91s, 2033	85,000	84,305
Ser. 02-1, Class A, 6.681s, 2033	164,591	167,366
Ser. 01-3, Class A3, 5.79s, 2033	4,370	4,371
Ser. 01-4, Class A, IO, 2 1/2s, 2033	397,800	3,938
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,411,575	5,924
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	3,574	3,449
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	5,389	5,133
Ser. 04-14N, 5s, 2036	2,559	2,319
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.744s, 2046	562,486	22,148
Ser. 05-9, Class 1X, IO, 2.156s, 2035	552,584	9,498
Ser. 05-2, Class 2X, IO, 1.16s, 2035	647,757	14,170
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.805s, 2035	569,005	16,865
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	322,806	10,632
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	100,000	102,834
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	32,000	32,031
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	7,342	7
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	100,000	98,310
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	15,992	142
Ser. 04-3, Class A, 4 1/2s, 2034	204	4
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	100,000	100,040
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 6.17s, 2018	27,427	27,621
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	80,901	79,679
Ser. 04-2, Class C, 6.17s, 2032	80,901	80,900
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	350,000	3,719
Granite Mortgages PLC
FRB Ser. 03-3, Class 1C, 6.81s, 2044 (United Kingdom)	70,000	70,778
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	46,875	47,080
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	33,057	31,418
Ser. 99-5, Class A5, 7.86s, 2030	481,000	456,950
Ser. 97-6, Class A9, 7.55s, 2029	35,408	36,744
Ser. 97-4, Class A7, 7.36s, 2029	70,167	72,535
Ser. 96-10, Class M1, 7.24s, 2028	63,000	62,515
Ser. 97-6, Class M1, 7.21s, 2029	73,000	69,585
Ser. 97-6, Class A8, 7.07s, 2029	14,882	15,206
Ser. 98-4, Class A7, 6.87s, 2030	23,138	23,023
Ser. 97-7, Class A8, 6.86s, 2029	49,389	50,245
Ser. 99-3, Class A7, 6.74s, 2031	19,000	18,921
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	53,510
Ser. 99-2, Class A7, 6.44s, 2030	84,964	83,852
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	165,603	152,797
Ser. 99-5, Class A4, 7.59s, 2028	108,478	110,461
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	56,727	56,311

GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	205	203
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	19,045	20,315
Ser. 05-RP3, Class 1A3, 8s, 2035	58,666	62,039
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	48,423	50,599
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	51,982	54,960
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	58,222	60,824
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.86s, 2036 (Cayman Islands)	127,255	126,300
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034 (Cayman Islands)	2,239	2,127
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	21,000	20,816
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	9,743
IFB Ser. 07-1, Class 2A3, IO, 1.31s, 2037	1,093,747	64,050
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.32s,
2036 (Cayman Islands)	120,000	126,609
Marriott Vacation Club Owner Trust 144A
FRB Ser. 02-1A, Class A1, 6.02s, 2024	24,815	24,987
Ser. 04-1A, Class C, 5.265s, 2026	20,776	20,544
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	623	614
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	71,907	75,101
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	100,000	101,176
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	102,116	97,010
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	715	709
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	1,423	1,401
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	2,591	2,514
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	1,599	1,579
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,320	198
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	41,826	41,555
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	2,592	2,589
Ser. 04-HB2, Class E, 5s, 2012	10,371	10,176
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	26,807	26,289
Ser. 04-B, Class C, 3.93s, 2012	10,515	10,256
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	67,487	65,702
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.123s, 2035	31,760	32,375
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	23,863	24,743
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	72,959	57,182
Ser. 95-B, Class B1, 7.55s, 2021	27,000	16,875
Ser. 01-E, Class A4, 6.81s, 2031	131,923	117,264
Ser. 01-E, Class A, IO, 6s, 2009	149,561	17,407
Ser. 02-C, Class A1, 5.41s, 2032	206,783	189,116
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	71,818	64,370
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)	30,000	30,300
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)	32,000	32,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	10,000	7,103
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	25,156	24,752
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.49s, 2042 (United Kingdom)	60,000	60,496
FRB Ser. 4, Class 3C, 6.14s, 2042 (United Kingdom)	110,000	110,905
FRB Ser. 5, Class 2C, 5.99s, 2042 (United Kingdom)	104,000	104,198
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.36s, 2011 (United Kingdom)	116,000	115,996
FRB Ser. 04-2A, Class C, 6.235s, 2011 (United Kingdom)	100,000	99,155
Providian Gateway Master Trust 144A Ser. 04-DA,
Class D, 4.4s, 2011	45,000	44,582
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	83,329	82,928
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.8s, 2035	52,000	31,200
Ser. 04-NT12, Class Note, 4.7s, 2035	480	468
Ser. 04-NT, Class Note, 4 1/2s, 2034	7,717	6,945
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037	799,966	43,523
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	86,532	86,424
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	638	20
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	2,725	7
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	733	15
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034	7,003	280
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	29,000	21,699
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	64,999	64,992
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015	246,266	245,959
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.74s, 2035	2,520	2,520
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)	100,000	106,491
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	8,137	8,039
Ser. 04-4, Class D, 3.58s, 2012	10,706	10,557
Ser. 04-1, Class D, 3.17s, 2011	5,003	4,985
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,

2011		7,222	7,210

Total asset-backed securities (cost $9,406,588)			$9,273,607

SENIOR LOANS (--%)(a)(c)
		Principal
		amount	Value

Sandridge Energy bank term loans FRN 8.985s, 2014		$15,000	$15,169
Sandridge Energy bank term loans FRN 8 5/8s, 2015		70,000	71,050

Total senior loans (cost $85,000)			$86,219

CONVERTIBLE BONDS AND NOTES (--%)(a) (cost $81,511)
		Principal
		amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026		$75,000	$78,938

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on January 29, 2018.	Jan 08 / 5.39	$6,022,000	$163,133
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 5.39% versus
the three month USD-LIBOR-BBA maturing on January 29, 2018.	Jan 08 / 5.39	6,022,000	75,460
Option on an interest rate swap with Lehman Brothers International (Europe) for the right to pay a fixed rate swap of
5.3475% versus the three month USD-LIBOR-BBA maturing February 04, 2018.	Jan 08 / 5.3475	2,708,000	38,042
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the right to receive a fixed rate of
5.3475% versus the three month USD-LIBOR-BBA maturing on February 4, 2018.	Jan 08 / 5.3475	2,708,000	69,734

Total purchased options outstanding (cost $357,722)			$346,369

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $44,995)
		Principal
	Rating(RAT)	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$46,510

SHORT-TERM INVESTMENTS (10.5%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.10% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)		$9,362,046	$9,351,033
HBOS Treasury Services PLC for an effective yield of
5.25%, April 5, 2007 (United Kingdom)		300,000	300,000
Putnam Prime Money Market Fund (e)		31,841,034	31,841,034

Total short-term investments (cost $41,492,067)			$41,492,067

TOTAL INVESTMENTS

Total investments (cost $385,982,495)(b)			$442,588,884

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $66,880,561) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,909,194	$14,580,170	4/18/07	$329,024
British Pound	9,372,069	9,319,812	6/20/07	52,257
Canadian Dollar	5,257,421	5,205,237	4/18/07	52,184
Euro	16,643,941	16,438,195	6/20/07	205,746
Hong Kong Dollar	295,027	295,697	5/16/07	(670)
Indian Rupee	993,524	988,510	4/18/07	5,014
Japanese Yen	6,043,050	6,034,387	5/16/07	8,663
South Korean Won	2,007,667	2,020,752	5/16/07	(13,085)
Norwegian Krone	10,190,039	10,030,123	6/20/07	159,916
Swedish Krona	995,899	990,346	6/20/07	5,553
Swiss Franc	983,872	977,332	6/20/07	6,540

Total				$811,142

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $89,527,288) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Australian Dollar	$5,246,084	$5,105,847	4/18/07	$(140,237)
British Pound	18,523,617	18,161,601	6/20/07	(362,016)
Canadian Dollar	2,724,573	2,674,364	4/18/07	(50,209)
Danish Krone	631,761	622,250	6/20/07	(9,511)
Euro	22,874,175	22,617,395	6/20/07	(256,780)
Japanese Yen	18,254,479	18,010,173	5/16/07	(244,306)
New Zealand Dollar	1,136,398	1,091,141	4/18/07	(45,257)
Norwegian Krone	3,521,904	3,470,078	6/20/07	(51,826)
Singapore Dollar	834,082	826,130	5/16/07	(7,952)
South Korean Won	2,007,667	1,992,882	5/16/07	(14,785)
Swedish Krona	8,166,410	8,103,122	6/20/07	(63,288)
Swiss Franc	5,901,081	5,868,400	6/20/07	(32,681)
Taiwan Dollar	984,224	983,905	5/16/07	(319)

Total				$(1,279,167)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$295,003	Jun-07	$691
Dow Jones Euro Stoxx 50 Index (Short)	291	15,970,330	Jun-07	(887,889)
Euro-Bobl 5 yr (Long)	6	866,717	Jun-07	(6,824)
Euro-Bund 10 yr (Long)	62	9,514,071	Jun-07	(98,667)
Euro-Bund 10 yr (Short)	30	4,603,583	Jun-07	47,994
Euro-CAC 40 Index (Long)	55	4,146,509	Apr-07	241,441
Euro-Dollar 90 day (Long)	8	1,898,500	Sep-07	(922)
Euro-Dollar 90 day (Long)	8	1,894,700	Jun-07	(2,422)
FTSE 100 Index (Short)	47	5,849,812	Jun-07	(231,345)
Japanese Government Bond 10 yr (Long)	3	3,416,964	Jun-07	(2,049)
Japanese Government Bond Mini 10 yr (Short)	25	2,848,319	Jun-07	(85)
OMXS 30 Index (Short)	39	667,439	Apr-07	(19,553)
S&P/MIB Index (Long)	14	3,834,837	Jun-07	194,976
S&P/Toronto Stock Exchange 60 Index (Long)	33	4,329,765	Jun-07	27,011
SGX MSCI Singapore Index (Short)	6	314,103	Apr-07	55
SPI 200 Index (Short)	32	3,905,688	Jun-07	(70,671)
Tokyo Price Index (Short)	14	2,040,329	Jun-07	(10,157)
U.K. Gilt 10 yr (Long)	4	848,465	Jun-07	(5,441)
Russell 2000 Index Mini (Long)	41	3,312,800	Jun-07	95,796
Russell 2000 Index Mini (Short)	37	2,989,600	Jun-07	(96,644)
S&P Mid Cap 400 Index E-Mini (Short)	48	4,107,840	Jun-07	(112,656)
S&P 500 Index (Long)	3	1,073,400	Jun-07	914
S&P 500 Index E-Mini (Long)	710	50,809,376	Jun-07	906,641
S&P 500 Index E-Mini (Short)	173	12,380,313	Jun-07	(285,385)
S&P 500 Mid Cap 400 Index E-Mini (Long)	1	85,580	Jun-07	1,628
U.S. Treasury Bond 20 yr (Short)	40	4,450,000	Jun-07	65,229
U.S. Treasury Note 2 yr (Short)	79	16,186,359	Jun-07	(7,492)
U.S. Treasury Note 5 yr (Short)	41	4,337,672	Jun-07	9,196
U.S. Treasury Note 10 yr (Long)	216	23,355,000	Jun-07	74,641
U.S. Treasury Note 10 yr (Short)	9	973,125	Jun-07	(3,814)

Total				$(175,803)

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $436,109) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$4,220,000	Jul 07 / 4.55	$2,770
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	4,220,000	Jul 07 / 4.55	206,207
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar 08 / 5.225	33,925
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar 08 / 5.225	30,391

Total			$273,293

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $27,336,977) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5s, April 1, 2037	$5,100,000	4/12/07	$4,927,875
FHLMC, 5s, May 1, 2037	9,400,000	5/14/07	9,081,648
FNMA, 5 1/2s, April 1, 2037	13,100,000	4/12/07	12,959,790
FNMA, 6s, April 1, 2037	300,000	4/12/07	302,203

Total			$27,271,516

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(24,630)

204,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(2,522)

2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,643

170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	6,416

140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	4,763

340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	11,188

940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	24,543

4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(4,924)

3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(86,529)

4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	68,663

1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	54,638

4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(64,542)

Citibank, N.A.
2,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(25,552)

190,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(6,061)

Credit Suisse First Boston International
2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(52,893)

3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(108,767)

6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	99,038

Credit Suisse International
303,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	1,169

185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	764

Goldman Sachs International
195,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(8,769)

560,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(16,117)

1,130,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(1,589)

937,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	4,950

1,145,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(7,422)

5,186,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(66,344)

1,191,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	261

5,302,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(74,552)

191,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(4,853)

368,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(891)

1,105,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	357

JPMorgan Chase Bank, N.A.
2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	6,568

1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(65,060)

4,000,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	108,948

7,200,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	24,560

574,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(18,473)

2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(125,746)

200,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	7,589

820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	22,725

432,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(1,247)

4,916,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	39,492

4,688,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	90,066

746,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(3,091)

1,188,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	1,006

5,288,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(74,874)

2,300,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(32,493)

1,650,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(19,382)

3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(78,830)

1,295,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	311

208,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(2,012)

8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	113,772

3,435,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(58,242)

Lehman Brothers International (Europe)
5,953,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	10,880

853,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(21,723)

2,123,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(32,693)

853,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	21,895

2,123,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	32,887

8,408,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(259,065)

7,663,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(139,858)

4,710,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(28,539)

Lehman Brothers Special Financing, Inc.
4,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	8,301

1,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	18,938

660,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(10,231)

2,610,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	3,283

7,400,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	87,857

6,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(947)

6,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(77,648)

10,375,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	39,112

Morgan Stanley Capital Services, Inc.
818,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(987)

Total				$(690,515)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank plc
$3,210,000	6/1/07	41.2 bp plus	The spread	$(3,098)
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
33,624,730	4/3/08	(Russell 2000	3 month USD-	--
		Total Return	LIBOR-BBA
Index)

13,455,781	1/16/08	3 month USD-	(Russell 2000	(117,071)
		LIBOR-BBA	Total Return
Index)

1,135,000	5/1/07	10 bp plus	The spread	(3,284)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
178,000	9/15/11	678 bp (1 month	Ford Credit Auto	799
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

830,000	5/1/07	15 bp plus	The spread	(1,308)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
673,000	10/1/07	175 bp plus	The spread	(276)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

4,612,904	4/9/07	1 month USD-	Standard & Poors	(207,814)
		LIBOR-BBA minus	500
		30 bp	Telecommunicatio
n Services Index

9,704,579	4/9/07	1 month USD-	Standard & Poors	(252,885)
		LIBOR-BBA minus	500 Software &
		30 bp	Services Index

2,476,592	4/9/07	1 month USD-	Standard & Poors	17,159
		LIBOR-BBA minus	500 Consumer
		30 bp	Durables &
Apparel Index

4,459,245	4/9/07	1 month USD-	Standard & Poors	22,034
		LIBOR-BBA minus	500 Banks Index
30 bp

1,358,597	4/9/07	1 month USD-	Standard & Poors	(26,563)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
Retailing GICS
Industry Group
Index

2,460,878	4/9/07	1 month USD-	Standard & Poors	(66,714)
		LIBOR-BBA minus	500 Consumer
		30 bp	Services Index

2,240,612	4/9/07	1 month USD-	Standard & Poors	(3,092)
		LIBOR-BBA minus	500 Household &
		30 bp	Personal
Products Index

1,359,463	4/9/07	1 month USD-	Standard and	14,797
		LIBOR-BBA minus	Poor's 500
		30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

393,059	4/9/07	1 month USD-	Standard & Poors	(1,036)
		LIBOR-BBA minus	500 Commercial
		30 bp	Services &
			Supplies Index

720,732	4/9/07	1 month USD-	Standard & Poors	(59,779)
		LIBOR-BBA minus	500 Energy Index
		30 bp

1,173,063	4/9/07	(1 month USD-	Standard & Poors	12,189
		LIBOR-BBA plus	500 Retailing
		25 bp)	Index

514,991	4/9/07	(1 month USD-	Standard & Poors	7,313
		LIBOR-BBA plus	500 Real Estate
		25 bp)	Index

864,278	4/9/07	(1 month USD-	Standard & Poors	18,319
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

3,254,372	4/9/07	(1 month USD-	Standard & Poors	72,595
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

914,104	4/9/07	(1 month USD-	Standard & Poors	53,652
		LIBOR-BBA plus	500 Utilities
		25 bp)	Index

2,150,161	4/9/07	(1 month USD-	Standard & Poors	43,432
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &
			Services Index

3,566,166	4/9/07	(1 month USD-	Standard & Poors	(2,006)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

4,036,264	4/9/07	(1 month USD-	Standard & Poors	48,543
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

2,834,253	4/9/07	(1 month USD-	Standard & Poors	131,643
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

4,778,585	4/9/07	(1 month USD-	Standard & Poors	125,043
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

6,782,059	4/9/07	(1 month USD-	Standard & Poors	103,359
		LIBOR-BBA plus	500 Media Index
		25 bp)

1,080,951	4/9/07	1 month USD-	Standard & Poors	(47,957)
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

32,982,523	4/4/07	3 month USD-	Russell 2000	(285,804)
		LIBOR-BBA minus	Index
		90 bp

1,135,000	5/1/07	10 bp plus	The spread	(2,837)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

3,741,677	9/21/07	3 month USD-	Russell 2000	28,978
		LIBOR-BBA minus	Total Return
		90 bp	Index

Lehman Brothers Special Financing, Inc.
1,493,000	10/1/07	30 bp plus	The spread	(597)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

699,694	3/1/08	(1 month USD-	Lehman Brothers	(2,264)
		LIBOR-BBA minus	U.S. High Yield
		20 bp)	Index

19,891,496	2/1/08	(1 month USD-	Lehman Brothers	(77,292)
		LIBOR-BBA plus	US Aggregate RBI
		15 bp)	Series 1 Index

299,243	4/1/07	(1 year USD-	Lehman Brothers	19,817
		LIBOR-BBA minus	U.S. High Yield
		35 bp)	Index

Merrill Lynch International
826,783	10/26/07	3 month USD-	Russell 2000	(11,510)
		LIBOR-BBA minus	Total Return
		0.85%	Index

Total				$(453,515)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG Series 8
Index	$(876)	$1,510,000	6/20/17	(60 bp)	$1,572

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	35,000	9/20/11	(111 bp)	(224)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	15,000	6/20/11	(101 bp)	(68)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	15,000	6/20/07	620 bp	214

Visteon Corp., 7%,
3/10/14	--	20,000	6/20/09	605 bp	1,195

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	35,000	9/20/07	(487.5 bp)	(528)

Ford Motor Co., 7.45%,
7/16/31	--	45,000	9/20/08	725 bp	2,712

Ford Motor Co., 7.45%,
7/16/31	--	10,000	9/20/07	(485 bp)	(149)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	25,000	3/20/12	(91 bp)	152

Deutsche Bank AG
DJ CDX NA IG Series 7	--	167,000	12/20/13	(50 bp)	64

DJ CDX NA IG Series 7
Index	2,997	1,105,000	12/20/11	(40 bp)	1,679

DJ CDX NA IG Series 7
Index 7-10% tranche	--	167,000	12/20/13	55 bp	539

DJ CDX NA IG Series 8
Index 7-10% tranche	--	193,000	6/20/12	22 bp	137

Ford Motor Co., 7.45%,
7/16/31	--	21,000	6/20/07	595 bp	207

France Telecom, 7.25%,
1/28/13	--	90,000	6/20/16	70 bp	1,876

Visteon Corp., 7%,
3/10/14	--	25,000	6/20/09	535 bp	1,140

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	15,000	6/20/07	630 bp	161

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	414,000	(a)	2.461%	28,816

DJ CDX NA IG Series 7
Index	--	1,079,000	12/20/13	(50 bp)	(659)

DJ CDX NA IG Series 7
Index	(1,017)	8,890,000	12/20/11	(40 bp)	(11,625)

DJ CDX NA IG Series 7
Index	--	278,000	12/20/13	(50 bp)	107

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,079,000	12/20/13	48 bp	(55)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	278,000	12/20/13	56 bp	1,633

DJ CDX NA IG Series 8
Index	--	1,505,000	6/20/17	(60 bp)	2,440

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	2,134

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/07	(427.5 bp)	(459)

General Motors Corp.,
7 1/8%, 7/15/13	--	10,000	9/20/07	(425 bp)	(130)

General Motors Corp.,
7 1/8%, 7/15/13	--	10,000	9/20/08	620 bp	610

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	10,000	9/20/11	(108 bp)	(52)

JPMorgan Chase Bank, N.A.

DJ CDX NA CMBX AAA Index	--	673,000	3/15/49	(70 bp)	(90)

Ford Motor Co., 7.45%,
7/16/31	--	15,000	6/20/07	635 bp	220

Ford Motor Co., 7.45%,
7/16/31	--	20,000	6/20/07	665 bp	266

Ford Motor Co., 7.45%,
7/16/31	--	5,000	9/20/07	(345 bp)	(50)

Ford Motor Co., 7.45%,
7/16/31	--	5,000	9/20/08	550 bp	197

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/07	(350 bp)	(50)

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	218

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--	1,493,000	3/15/49	(700 bp)	(203)

DJ CDX NA IG Series 7
Index	154	260,000	12/20/13	(50 bp)	254

DJ CDX NA IG Series 7
Index 7-10% tranche	--	260,000	12/20/13	54.37 bp	754

Goodyear Tire & Rubber,
7.857%, 8/15/11	--	10,000	3/20/12	185 bp	102

Hilton Hotels, 7 5/8%,
12/1/12	--	65,000	6/20/13	94 bp	(759)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	20,000	9/20/07	(345 bp)	(209)

Ford Motor Co., 7.45%,
7/16/31	--	20,000	9/20/08	570 bp	844

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/07	(335 bp)	(279)

General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	1,092

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	171	288,000	12/20/13	(50 bp)	281

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	288,000	12/20/13	53 bp	769

DJ CDX NA IG Series 8
Index	--	1,500,000	6/20/17	(60 bp)	(380)

DJ CDX NA IG Series 8
Index	(67)	96,500	6/20/12	(35 bp)	53

Ford Motor Co., 7.45%,
7/16/31	--	5,000	9/20/07	(345 bp)	(59)

Ford Motor Co., 7.45%,
7/16/31	--	5,000	9/20/08	560 bp	204

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/07	(335 bp)	(43)

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	218

Total					$36,789

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $393,880,526.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $387,773,014, resulting in gross unrealized appreciation and depreciation of $61,676,818 and $6,860,948, respectively, or net unrealized appreciation of $54,815,870.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $52,875 or less than 0.1% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $9,047,262. The fund received cash collateral of $9,351,033 which is pooled with collateral of other Putnam funds into 32 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $420,340 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $69,887,735 and $61,753,778, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $150,645,819 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	0.9%
France	1.2
Germany	1.5
Italy	0.5
Japan	3.4
Netherlands	1.5
Spain	0.5
Sweden	0.7
Switzerland	0.9
United Kingdom	3.6
United States	82.4
Other	2.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Airlines (2.0%)
Air France-KLM (France)	217,886	$9,935,709
AMR Corp. (NON)	65,800	2,003,613
		11,939,322

Automotive (3.7%)
Nissan Motor Co., Ltd. (Japan)	839,200	8,999,063
Suzuki Motor Corp. (Japan)	494,800	12,855,222
		21,854,285

Banking (13.2%)
Bank of America Corp.	338,456	17,268,025
Bank of Ireland PLC (Ireland)	141,542	3,052,367
Barclays PLC (United Kingdom)	321,774	4,564,581
Credit Agricole SA (France)	299,810	11,685,816
KBC Groupe SA (Belgium)	38,981	4,846,499
Royal Bank of Scotland Group PLC (United Kingdom)	371,885	14,516,605
Societe Generale (France)	36,235	6,259,515
U.S. Bancorp	147,500	5,158,075
UniCredito Italiano SpA (Italy)	767,124	7,298,427
Washington Mutual, Inc. (S)	80,729	3,259,837
		77,909,747

Beverage (0.7%)
InBev NV (Belgium)	53,786	3,881,895

Biotechnology (1.7%)
Amgen, Inc. (NON) (SEG)	105,200	5,878,576
Biogen Idec, Inc. (NON)	99,900	4,433,562
		10,312,138

Building Materials (0.6%)
Sherwin-Williams Co. (The)	51,606	3,408,060

Chemicals (1.7%)
BASF AG (Germany)	87,512	9,827,486

Computers (0.4%)
IBM Corp.	23,500	2,215,110

Conglomerates (2.7%)
Mitsubishi Corp. (Japan)	545,400	12,664,875
Vivendi SA (France)	86,280	3,504,679
		16,169,554

Consumer (1.2%)
Matsushita Electric Industrial Co., Ltd. (Japan)	341,000	6,876,167

Consumer Finance (1.8%)
Countrywide Financial Corp.	313,400	10,542,776

Consumer Goods (2.1%)
Reckitt Benckiser PLC (United Kingdom)	234,999	12,234,060

Electric Utilities (1.2%)
FirstEnergy Corp.	30,100	1,993,824
PG&E Corp.	104,100	5,024,907
		7,018,731

Electronics (1.6%)
Atmel Corp. (NON)	271,100	1,363,633
Hynix Semiconductor, Inc. (South Korea) (NON)	103,022	3,549,083
United Microelectronics Corp. (Taiwan)	7,754,942	4,476,800
		9,389,516

Energy (4.1%)
Grant Prideco, Inc. (NON)	177,800	8,861,552
Petroleum Geo-Services ASA (Norway) (NON)	308,150	8,050,624
SK Corp. (South Korea)	75,700	7,437,193
		24,349,369

Financial (2.1%)
Citigroup, Inc.	113,972	5,851,322
JPMorgan Chase & Co.	136,300	6,594,194
		12,445,516

Food (2.5%)
Delhaize Group (Belgium)	158,306	14,545,471

Health Care Services (3.5%)
Sierra Health Services, Inc. (NON)	43,600	1,795,012

WellPoint, Inc. (NON)	231,600	18,782,760
		20,577,772

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	62,971	5,346,868

Insurance (4.0%)
Allianz SE (Germany) (NON)	76,533	15,737,955
Zurich Financial Services AG (Switzerland)	27,849	8,040,198
		23,778,153

Investment Banking/Brokerage (5.0%)
Bear Stearns Cos., Inc. (The)	29,300	4,405,255
Credit Suisse Group (Switzerland)	144,380	10,362,940
Deutsche Bank AG (Germany)	29,997	4,035,941
Goldman Sachs Group, Inc. (The)	52,500	10,848,075
		29,652,211

Machinery (1.1%)
Hyundai Heavy Industries Co., Ltd. (South Korea)	16,510	3,300,245
SMC Corp. (Japan)	26,200	3,516,913
		6,817,158

Manufacturing (1.8%)
Hyundai Mipo Dockyard (South Korea)	19,766	3,646,359
Kawasaki Kisen Kaisha, Ltd. (Japan) (S)	443,000	4,205,077
SKF AB Class B (Sweden)	134,740	2,803,384
		10,654,820

Media (1.1%)
Viacom, Inc. Class B (NON)	160,000	6,577,600

Metals (7.6%)
Algoma Steel, Inc. (Canada) (NON)	82,500	3,740,305
Boliden AB (Sweden)	327,600	7,226,609
Freeport-McMoRan Copper & Gold, Inc. Class B	16,013	1,059,900
POSCO (South Korea)	5,152	2,163,785
Salzgitter AG (Germany) (NON)	96,955	14,124,524
Teck Cominco, Ltd. Class B (Canada)	154,800	10,809,276
voestalpine AG (Austria)	77,102	5,590,419
		44,714,818

Natural Gas Utilities (0.7%)
Centrica PLC (United Kingdom) (NON)	512,904	3,900,321

Office Equipment & Supplies (2.0%)
Canon, Inc. (Japan)	215,000	11,555,018

Oil & Gas (7.8%)
Exxon Mobil Corp.	181,443	13,689,874
Marathon Oil Corp.	165,044	16,311,299
Valero Energy Corp.	250,400	16,148,296
		46,149,469

Paper & Forest Products (0.1%)
Smurfit Kappa PLC 144A (Ireland) (NON)	31,809	794,274

Pharmaceuticals (7.5%)
Johnson & Johnson	267,600	16,125,576
Pfizer, Inc.	503,000	12,705,780
Roche Holding AG (Switzerland)	46,142	8,165,717
Watson Pharmaceuticals, Inc. (NON)	264,758	6,997,554
		43,994,627

Railroads (0.4%)
Canadian National Railway Co. (Canada)	58,800	2,597,463

Regional Bells (2.6%)
Qwest Communications International, Inc. (NON)	628,861	5,653,460
Verizon Communications, Inc.	251,700	9,544,464
		15,197,924

Retail (0.7%)
Marks & Spencer Group PLC (United Kingdom)	306,000	4,072,902

Shipping (2.7%)
Mitsui O.S.K Lines, Ltd. (Japan)	1,427,000	15,847,478

Software (1.2%)
Oracle Corp. (NON)	378,300	6,858,579

Technology Services (1.1%)
Accenture, Ltd. Class A (Bermuda)	166,100	6,401,494

Telecommunications (2.8%)
Embarq Corp.	65,094	3,668,047
Sprint Nextel Corp.	682,500	12,940,200
		16,608,247

Telephone (1.3%)

China Netcom Group Corp., Ltd. (Hong Kong)	2,992,300	7,812,094

Total common stocks (cost $503,089,871)		$584,828,493

SHORT-TERM INVESTMENTS (2.2%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	6,113,007	$6,113,007
Short-term investments held as collateral for loaned
securities with yields ranging from 5.10% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$7,014,660	7,009,000

Total short-term investments (cost $13,122,007)		$13,122,007

TOTAL INVESTMENTS

Total investments (cost $516,211,878) (b)		$597,950,500

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $114,165,734) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$38,598,081	$37,565,068	4/18/07	$1,033,013
British Pound	27,650,483	27,360,783	6/20/07	289,700
Canadian Dollar	8,906,942	8,808,453	4/18/07	98,489
Euro	22,344,975	22,123,341	6/20/07	221,634
Japanese Yen	9,070,150	9,026,378	5/16/07	43,772
Norwegian Krone	7,888,203	7,813,260	6/20/07	74,943
Swedish Krona	1,474,859	1,466,634	6/20/07	8,225
Swiss Franc	1,824	1,817	6/20/07	7

Total				$1,769,783

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $107,892,277) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$2,518,756	$2,427,895	4/18/07	$(90,861)
British Pound	4,005,336	3,919,448	6/20/07	(85,888)
Canadian Dollar	12,585	12,358	4/18/07	(227)
Euro	23,339,493	23,209,618	6/20/07	(129,875)
Japanese Yen	56,024,707	54,934,772	5/16/07	(1,089,935)
Norwegian Krone	4,395,079	4,339,322	6/20/07	(55,757)
Swedish Krona	7,407,369	7,344,086	6/20/07	(63,283)
Swiss Franc	11,753,518	11,704,778	6/20/07	(48,740)

Total				$(1,564,566)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	25	$1,372,021	Jun-07	$75,048
New Financial Times Stock Exchange 100 Index (Long)	11	1,369,105	Jun-07	55,151
Tokyo Price Index (Long)	9	1,311,640	Jun-07	14,919

Total				$145,118

NOTES

(a) Percentages indicated are based on net assets of $589,674,526.

(b) The aggregate identified cost on a tax basis is $516,600,612, resulting in gross unrealized appreciation and depreciation of $90,597,271 and $9,247,383, respectively, or net unrealized appreciation of $81,349,888.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $6,686,021. The fund received cash collateral of $7,009,000 which is pooled with collateral of other Putnam funds into 32 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $65,278 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $50,607,088 and $52,016,881, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $10,531,663 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Austria	1.0%
Belgium	3.9
Bermuda	1.1
Canada	2.9
France	5.3
Germany	7.4
Hong Kong	1.3
Ireland	0.7
Italy	1.2
Japan	12.9
Norway	1.4
South Korea	3.4
Sweden	1.7
Switzerland	4.5
Taiwan	0.8
United Kingdom	6.6
United States	43.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.0%)(a)

	Shares	Value

Aerospace and Defense (2.1%)
Boeing Co. (The)	55,600	$4,943,396
L-3 Communications Holdings, Inc.	276,000	24,141,720
Lockheed Martin Corp.	266,000	25,807,320
United Technologies Corp.	392,000	25,480,000
		80,372,436

Airlines (0.3%)
Southwest Airlines Co.	686,858	10,096,813

Automotive (0.6%)
Ford Motor Co. (S)	3,085,379	24,343,640

Banking (8.7%)
Bank of America Corp.	3,744,500	191,044,390
Commerce Bancorp, Inc.	943,400	31,490,692
First Horizon National Corp. (S)	393,000	16,321,290
FirstFed Financial Corp. (NON) (S)	29,000	1,648,070
PNC Financial Services Group	112,800	8,118,216
U.S. Bancorp	1,538,900	53,815,333
Wells Fargo & Co.	1,070,400	36,853,872
		339,291,863

Beverage (1.9%)
Coca-Cola Enterprises, Inc. (S)	996,000	20,169,000
Molson Coors Brewing Co. Class B	290,000	27,439,800
Pepsi Bottling Group, Inc. (The)	854,940	27,264,037
		74,872,837

Biotechnology (0.7%)
Amgen, Inc. (NON) (S)	186,000	10,393,680
Biogen Idec, Inc. (NON)	382,000	16,953,160
		27,346,840

Building Materials (1.0%)
Masco Corp. (S)	1,346,200	36,885,880

Chemicals (1.7%)
E.I. du Pont de Nemours & Co.	720,000	35,589,600
Huntsman Corp.	123,700	2,361,433
Rohm & Haas Co.	556,470	28,780,628
		66,731,661

Commercial and Consumer Services (0.3%)
Dun & Bradstreet Corp. (The)	147,000	13,406,400

Communications Equipment (0.8%)
Cisco Systems, Inc. (NON)	635,200	16,216,656
Corning, Inc. (NON)	685,000	15,576,900
		31,793,556

Computers (2.2%)
Dell, Inc. (NON)	137,900	3,200,659
EMC Corp. (NON)	861,000	11,924,850
Hewlett-Packard Co.	215,210	8,638,529
IBM Corp. (S)	668,200	62,984,532
		86,748,570

Conglomerates (3.9%)
3M Co.	543,800	41,562,634
Honeywell International, Inc.	536,000	24,688,160
Textron, Inc.	316,269	28,400,956
Tyco International, Ltd. (Bermuda)	1,869,300	58,976,415
		153,628,165

Consumer Finance (4.2%)
Accredited Home Lenders Holding Co. (NON)	193,000	1,789,110
Capital One Financial Corp.	1,175,000	88,665,500
Countrywide Financial Corp. (S)	2,155,076	72,496,757
		162,951,367

Consumer Goods (1.1%)
Clorox Co.	658,000	41,908,020

Consumer Services (0.1%)
Service Corporation International	344,100	4,081,026

Containers (0.1%)
Crown Holdings, Inc. (NON)	185,800	4,544,668

Electric Utilities (4.2%)

Dominion Resources, Inc. (S)	315,000	27,962,550
Edison International (S)	1,157,000	56,843,410
Entergy Corp.	196,800	20,648,256
Exelon Corp.	52,700	3,621,017
PG&E Corp.	990,200	47,796,954
Sierra Pacific Resources (NON)	334,300	5,810,134
		162,682,321

Electrical Equipment (0.4%)
Emerson Electric Co.	392,000	16,891,280

Electronics (1.6%)
Intel Corp.	1,197,400	22,906,262
Motorola, Inc.	1,516,000	26,787,720
National Semiconductor Corp. (S)	478,000	11,538,920
		61,232,902

Energy (0.9%)
BJ Services Co. (S)	831,000	23,184,900
Pride International, Inc. (NON)	341,000	10,264,100
		33,449,000

Financial (7.4%)
AMBAC Financial Group, Inc.	276,000	23,843,640
Citigroup, Inc.	3,406,996	174,915,175
JPMorgan Chase & Co.	301,000	14,562,380
MGIC Investment Corp. (S)	693,900	40,884,588
New Century Financial Corp. (R)	321,000	340,260
Radian Group, Inc. (S)	175,000	9,604,000
SLM Corp.	603,000	24,662,700
		288,812,743

Health Care Services (2.6%)
Cardinal Health, Inc.	322,300	23,511,785
CIGNA Corp. (S)	121,400	17,318,924
Express Scripts, Inc. (NON)	298,000	24,054,560
McKesson Corp.	109,000	6,380,860
Medco Health Solutions, Inc. (NON)	280,000	20,308,400
Omnicare, Inc.	233,000	9,266,410
		100,840,939

Homebuilding (1.0%)
Lennar Corp. (S)	626,800	26,457,228
Toll Brothers, Inc. (NON) (S)	511,000	13,991,180
		40,448,408

Household Furniture and Appliances (0.2%)
Whirlpool Corp.	111,322	9,452,351

Insurance (8.9%)
ACE, Ltd. (Bermuda)	897,163	51,192,121
American International Group, Inc.	1,300,500	87,419,610
Berkshire Hathaway, Inc. Class B (NON)	22,841	83,141,240
Chubb Corp. (The)	324,717	16,778,127
Everest Re Group, Ltd. (Barbados)	309,900	29,803,083
Genworth Financial, Inc. Class A	1,595,530	55,747,818
Loews Corp.	402,379	18,280,078
Prudential Financial, Inc.	48,696	4,395,301
		346,757,378

Investment Banking/Brokerage (5.6%)
Bear Stearns Cos., Inc. (The)	464,000	69,762,400
E*Trade Financial Corp. (NON)	1,169,000	24,806,180
Goldman Sachs Group, Inc. (The)	261,369	54,006,676
IndyMac Bancorp, Inc. (S)	54,000	1,730,700
Morgan Stanley	850,900	67,016,884
		217,322,840

Leisure (0.7%)
Brunswick Corp.	816,500	26,005,525

Lodging/Tourism (1.1%)
Carnival Corp.	124,000	5,810,640
Royal Caribbean Cruises, Ltd.	399,800	16,855,568
Wyndham Worldwide Corp. (NON)	550,480	18,798,892
		41,465,100

Machinery (1.9%)
Caterpillar, Inc.	464,000	31,101,920
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	144,200	6,253,954
Parker-Hannifin Corp.	402,500	34,739,775
		72,095,649

Media (0.8%)
Walt Disney Co. (The) (S)	952,000	32,777,360

Medical Technology (1.3%)
Baxter International, Inc.	166,300	8,759,021
Becton, Dickinson and Co.	135,000	10,380,150

Boston Scientific Corp. (NON)	1,251,530	18,197,246
Hospira, Inc. (NON)	349,000	14,274,100
		51,610,517

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	682,700	45,187,913

Oil & Gas (9.5%)
Apache Corp.	257,000	18,169,900
BP PLC ADR (United Kingdom)	899,000	58,210,250
ConocoPhillips	490,000	33,491,500
Devon Energy Corp.	107,300	7,427,306
Exxon Mobil Corp.	1,023,300	77,207,985
Hess Corp. (S)	794,100	44,048,727
Marathon Oil Corp. (S)	635,600	62,816,348
Newfield Exploration Co. (NON)	645,065	26,905,661
Valero Energy Corp.	486,100	31,348,589
XTO Energy, Inc.	208,000	11,400,480
		371,026,746

Pharmaceuticals (5.1%)
Barr Pharmaceuticals, Inc. (NON)	275,000	12,746,250
Eli Lilly Co.	384,000	20,624,640
Johnson & Johnson	566,000	34,107,160
Mylan Laboratories, Inc.	374,700	7,921,158
Pfizer, Inc.	4,722,900	119,300,454
Watson Pharmaceuticals, Inc. (NON)	110,000	2,907,300
		197,606,962

Photography/Imaging (0.1%)
Xerox Corp. (NON)	145,700	2,460,873

Publishing (0.9%)
Idearc, Inc.	806,595	28,311,485
R. R. Donnelley & Sons Co.	152,600	5,583,634
		33,895,119

Railroads (0.1%)
Norfolk Southern Corp.	99,000	5,009,400

Real Estate (--%)
Novastar Financial, Inc. (R) (S)	325,000	1,625,000

Regional Bells (3.3%)
Qwest Communications International, Inc. (NON) (S)	3,129,102	28,130,627
Verizon Communications, Inc.	2,674,900	101,432,208
		129,562,835

Restaurants (0.1%)
McDonald's Corp.	99,600	4,486,980

Retail (3.5%)
Big Lots, Inc. (NON)	237,118	7,417,051
Circuit City Stores-Circuit City Group (S)	1,432,000	26,534,960
Family Dollar Stores, Inc.	86,051	2,548,831
Federated Department Stores, Inc.	625,000	28,156,250
Home Depot, Inc. (The)	1,170,400	43,000,496
OfficeMax, Inc.	111,300	5,869,962
Ross Stores, Inc.	483,000	16,615,200
Supervalu, Inc. (S)	119,800	4,680,586
		134,823,336

Schools (1.0%)
Apollo Group, Inc. Class A (NON) (S)	801,000	35,163,900
Career Education Corp. (NON)	120,000	3,660,000
		38,823,900

Software (1.5%)
McAfee, Inc. (NON)	434,000	12,620,720
Oracle Corp. (NON)	1,596,800	28,949,984
Symantec Corp. (NON)	922,000	15,950,600
		57,521,304

Technology Services (0.3%)
Computer Sciences Corp. (NON)	255,000	13,293,150

Telecommunications (1.2%)
Embarq Corp.	54,130	3,050,226
Sprint Nextel Corp. (S)	2,229,600	42,273,216
		45,323,442

Telephone (1.5%)
AT&T, Inc.	1,482,000	58,435,260

Tobacco (0.4%)
Altria Group, Inc.	156,800	13,768,608

Toys (0.2%)

Mattel, Inc.	255,400	7,041,378

Waste Management (0.8%)
Waste Management, Inc.	930,000	32,001,300

Total common stocks (cost $3,099,845,917)		$3,852,741,561

SHORT-TERM INVESTMENTS (4.3%)(a)

	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	37,571,084	$37,571,084
Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$130,960,367	130,788,341

Total short-term investments (cost $168,359,425)		$168,359,425

TOTAL INVESTMENTS

Total investments (cost $3,268,205,342) (b)		$4,021,100,986

    NOTES

(a) Percentages indicated are based on net assets of $3,890,460,789.

(b) The aggregate identified cost on a tax basis is $3,315,883,198, resulting in gross unrealized appreciation and depreciation of $771,945,189 and $66,727,401, respectively, or net unrealized appreciation of $705,217,788.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $123,983,324. The fund received cash collateral of $130,788,341 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $81,470 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $110,322,787 and $85,501,428, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (100.2%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	4,100	$419,758

Aerospace and Defense (6.1%)
Boeing Co. (The)	9,600	853,536
L-3 Communications Holdings, Inc.	4,301	376,208
Lockheed Martin Corp.	8,601	834,469
United Technologies Corp.	12,900	838,500
		2,902,713

Automotive (1.3%)
Harley-Davidson, Inc.	10,400	611,000

Banking (3.8%)
Commerce Bancorp, Inc.	14,400	480,672
U.S. Bancorp	18,600	650,442
Wells Fargo & Co.	19,500	671,385
		1,802,499

Biotechnology (1.8%)
Amgen, Inc. (NON)	8,900	497,332
Genentech, Inc. (NON)	4,100	336,692
		834,024

Building Materials (0.6%)
Sherwin-Williams Co. (The)	4,400	290,576

Commercial and Consumer Services (2.0%)
Alliance Data Systems Corp. (NON)	4,300	264,966
CDW Corp.	2,700	165,861
Dun & Bradstreet Corp. (The)	3,000	273,600
Equifax, Inc.	6,700	244,215
		948,642

Communications Equipment (3.8%)
Cisco Systems, Inc. (NON)	50,700	1,294,371
Qualcomm, Inc.	11,600	494,856
		1,789,227

Computers (4.7%)
Apple Computer, Inc. (NON)	10,100	938,391
Dell, Inc. (NON)	16,800	389,928
EMC Corp. (NON)	37,600	520,760
Network Appliance, Inc. (NON)	10,900	398,068
		2,247,147

Conglomerates (1.6%)
Danaher Corp.	10,800	771,660

Consumer Finance (3.8%)
Capital One Financial Corp.	14,600	1,101,716
Countrywide Financial Corp.	20,800	699,712
		1,801,428

Consumer Goods (2.8%)
Colgate-Palmolive Co.	4,800	320,592
Procter & Gamble Co. (The)	16,000	1,010,560
		1,331,152

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	10,700	254,874

Electronics (1.0%)
Amphenol Corp. Class A	4,000	258,280
Microchip Technology, Inc.	6,700	238,051
		496,331

Energy (1.1%)
Halliburton Co.	15,800	501,492

Financial (2.9%)
American Express Co.	8,500	479,400
Assurant, Inc.	4,500	241,335
Moody's Corp.	4,600	285,476
SLM Corp.	9,200	376,280
		1,382,491

Health Care Services (6.8%)

Express Scripts, Inc. (NON)	5,700	460,104
Medco Health Solutions, Inc. (NON)	7,700	558,481
UnitedHealth Group, Inc.	21,400	1,133,558
WellPoint, Inc. (NON)	13,700	1,111,070
		3,263,213

Homebuilding (0.6%)
NVR, Inc. (NON)	400	266,000

Insurance (3.9%)
American International Group, Inc.	21,000	1,411,620
Berkshire Hathaway, Inc. Class B (NON)	123	447,720
		1,859,340

Investment Banking/Brokerage (7.9%)
Bear Stearns Cos., Inc. (The)	7,500	1,127,625
BlackRock, Inc.	2,100	328,251
E*Trade Financial Corp. (NON)	14,800	314,056
Franklin Resources, Inc.	3,200	386,656
Goldman Sachs Group, Inc. (The)	6,400	1,322,433
T. Rowe Price Group, Inc.	6,700	316,173
		3,795,194

Lodging/Tourism (1.6%)
Las Vegas Sands Corp. (NON)	3,300	285,813
Royal Caribbean Cruises, Ltd.	5,100	215,016
Wyndham Worldwide Corp. (NON)	8,100	276,615
		777,444

Machinery (0.9%)
Parker-Hannifin Corp.	5,100	440,181

Media (1.3%)
Walt Disney Co. (The)	18,300	630,069

Medical Technology (2.3%)
Becton, Dickinson and Co.	4,800	369,072
Medtronic, Inc.	10,500	515,130
St. Jude Medical, Inc. (NON)	6,100	229,421
		1,113,623

Oil & Gas (4.4%)
Devon Energy Corp.	7,800	539,916
EOG Resources, Inc.	3,600	256,824
Hess Corp.	6,600	366,102
Occidental Petroleum Corp.	6,600	325,446
Valero Energy Corp.	9,400	606,206
		2,094,494

Other (1.0%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	3,400	482,800

Pharmaceuticals (2.8%)
Barr Pharmaceuticals, Inc. (NON)	2,185	101,275
Johnson & Johnson	16,600	1,000,316
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	6,400	239,552
		1,341,143

Publishing (1.9%)
McGraw-Hill Cos., Inc. (The)	14,200	892,896

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	15,300	522,954

Restaurants (2.4%)
Starbucks Corp. (NON)	17,800	558,208
Yum! Brands, Inc.	10,500	606,480
		1,164,688

Retail (8.3%)
Abercrombie & Fitch Co. Class A	2,400	181,632
Bed Bath & Beyond, Inc. (NON)	8,000	321,360
Best Buy Co., Inc.	11,050	538,356
Home Depot, Inc. (The)	14,900	547,426
Kohl's Corp. (NON)	5,000	383,050
Lowe's Cos., Inc.	19,100	601,459
Ross Stores, Inc.	10,500	361,200
Staples, Inc.	39,000	1,007,760
		3,942,243

Semiconductor (1.0%)
Applied Materials, Inc.	26,300	481,816

Software (6.6%)
Adobe Systems, Inc. (NON)	15,900	663,030
Autodesk, Inc. (NON)	12,100	454,960

Microsoft Corp.	40,600	1,131,522
Oracle Corp. (NON)	49,600	899,248
		3,148,760

Technology Services (5.9%)
Accenture, Ltd. Class A (Bermuda)	5,800	223,532
Automatic Data Processing, Inc.	14,800	716,320
eBay, Inc. (NON)	19,400	643,110
Google, Inc. Class A (NON)	1,778	814,608
Western Union Co. (The)	20,000	439,000
		2,836,570

Textiles (0.5%)
Coach, Inc. (NON)	5,100	255,255

Transportation Services (0.3%)
Expeditors International of Washington, Inc.	3,800	157,016

Total common stocks (cost $40,841,967)		$47,850,713

SHORT-TERM INVESTMENTS (0.1%)(a) (cost $25,285)
	Shares	Value

Putnam Prime Money Market Fund (e)	25,285	$25,285

TOTAL INVESTMENTS

Total investments (cost $40,867,252) (b)		$47,875,998

NOTES

(a) Percentages indicated are based on net assets of $47,755,838.

(b) The aggregate identified cost on a tax basis is $41,658,197, resulting in gross unrealized appreciation and depreciation of $6,954,139 and $736,338, respectively, or net unrealized appreciation of $6,217,801.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,766 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $2,644,102 and $2,691,033, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Biotechnology (19.0%)
Amgen, Inc. (NON)	251,800	$14,070,584
Amylin Pharmaceuticals, Inc. (NON)	70,900	2,648,824
Basilea Pharmaceutica AG (Switzerland) (NON)	1,000	232,324
Basilea Pharmaceutical 144A (Switzerland) (NON)	5,000	1,161,618
Biogen Idec, Inc. (NON)	144,600	6,417,348
Genentech, Inc. (NON) (S)	156,900	12,884,628
Genzyme Corp. (NON)	69,900	4,195,398
Idenix Pharmaceuticals, Inc. (NON) (S)	73,700	538,010
MedImmune, Inc. (NON)	169,400	6,164,466
		48,313,200

Health Care Services (16.7%)
Aetna, Inc.	64,300	2,815,697
Cardinal Health, Inc.	100,600	7,338,770
Charles River Laboratories International, Inc. (NON)	53,100	2,456,406
CIGNA Corp.	28,600	4,080,076
Community Health Systems, Inc. (NON)	84,300	2,971,575
Coventry Health Care, Inc. (NON)	67,450	3,780,573
Express Scripts, Inc. (NON)	34,900	2,817,128
Health Management Associates, Inc. Class A	280,700	3,051,209
Medco Health Solutions, Inc. (NON)	47,500	3,445,175
Omnicare, Inc.	90,700	3,607,139
WellPoint, Inc. (NON)	72,400	5,871,640
		42,235,388

Medical Technology (19.6%)
Baxter International, Inc.	98,500	5,187,995
Becton, Dickinson and Co.	72,700	5,589,903
Boston Scientific Corp. (NON)	457,800	6,656,412
Edwards Lifesciences Corp. (NON)	14,965	758,726
Hospira, Inc. (NON)	92,500	3,783,250
Medtronic, Inc.	233,100	11,435,886
Nobel Biocare Holding AG (Switzerland)	18,940	6,906,264
St. Jude Medical, Inc. (NON)	159,100	5,983,751
Synthes, Inc. (Switzerland)	27,900	3,444,728
		49,746,915

Pharmaceuticals (44.5%)
Abbott Laboratories	133,600	7,454,880
Astellas Pharma, Inc. (Japan)	129,100	5,568,246
Barr Pharmaceuticals, Inc. (NON)	101,434	4,701,466
Cephalon, Inc. (NON)	26,000	1,851,460
Daiichi Sankyo Co., Ltd. (Japan)	188,900	5,789,854
Eli Lilly Co.	170,600	9,162,926
GlaxoSmithKline PLC ADR (United Kingdom)	142,900	7,896,654
Johnson & Johnson	240,200	14,474,452
Mylan Laboratories, Inc.	205,100	4,335,814
Novartis AG (Switzerland)	185,930	10,666,986
Ono Pharmaceutical Co., Ltd. (Japan)	30,700	1,720,326
Pfizer, Inc.	353,800	8,936,988
Roche Holding AG (Switzerland)	81,873	14,489,007
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	111,800	4,184,674
Wyeth	234,900	11,752,046
		112,985,779

Total common stocks (cost $192,642,301)		$253,281,282

SHORT-TERM INVESTMENTS (--%)(a) (cost $3,603,340)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$3,608,079	$3,603,340

TOTAL INVESTMENTS

Total investments (cost $196,245,641)(b)		$256,884,622

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $14,629,662) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$963,134	$927,723	4/18/07	$35,411
British Pound	6,408,930	6,278,540	6/20/07	130,390
Canadian Dollar	714,992	702,386	4/18/07	12,606
Danish Krone	1,793,194	1,766,196	6/20/07	26,998
Euro	4,049,329	3,976,052	6/20/07	73,277
Swiss Franc	985,530	978,765	6/20/07	6,765

Total				$285,447

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $26,190,320) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Swiss Franc	$21,956,392	$21,810,418	6/20/07	$(145,974)
Japanese Yen	3,982,571	3,886,125	6/20/07	(96,446)
Euro	501,344	493,777	6/20/07	(7,567)

Total				$(249,987)

NOTES

(a) Percentages indicated are based on net assets of $253,710,876.

(b) The aggregate identified cost on a tax basis is $201,876,905, resulting in gross unrealized appreciation and depreciation of $64,233,725 and $9,226,008, respectively, or net unrealized appreciation of $55,007,717.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $3,507,319. The fund received cash collateral of $3,603,340 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,904 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $5,615,828 and $6,484,494, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Israel	1.6%
Japan	5.2
Switzerland	14.6
United Kingdom	3.1
United States	75.5
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
3/31/07 (Unaudited)

CORPORATE BONDS AND NOTES (86.4%)(a)

	Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013	$1,035,000	$1,047,938
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	540,000	526,500
		1,574,438

Automotive (4.0%)
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017	1,055,000	1,052,362
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	385,000	382,112
Dana Corp. notes 5.85s, 2015	1,540,000	1,141,525
Ford Motor Co. notes 7.45s, 2031	2,405,000	1,860,868
Ford Motor Credit Corp. bonds 7 3/8s, 2011	615,000	604,872
Ford Motor Credit Corp. notes 7 7/8s, 2010	2,705,000	2,715,060
Ford Motor Credit Corp. notes 7 3/8s, 2009	1,370,000	1,367,481
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	3,825,000	4,031,707
Ford Motor Credit Corp. sr. unsec 8s, 2016	590,000	568,328
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012	455,000	444,978
Ford Motor Credit Corp. 144A sr. unsec. notes 9 3/4s,
2010	1,256,000	1,322,997
General Motors Corp. debs. 9.4s, 2021	320,000	313,600
General Motors Corp. notes 7.2s, 2011	5,165,000	4,906,750
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)	1,155,000	1,204,087
UCI Holdco, Inc. 144A sr. notes 12.37s, 2013 (PIK)	1,375,000	1,361,250
		23,277,977

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	685,000	696,131

Broadcasting (2.3%)
British Sky Broadcasting PLC company guaranty 8.2s,
2009 (United Kingdom)	770,000	818,740
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	2,395,000	2,275,250
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	209,000	220,233
Echostar DBS Corp. company guaranty 7s, 2013	1,080,000	1,112,400
Echostar DBS Corp. company guaranty 6 5/8s, 2014	250,000	251,562
Echostar DBS Corp. sr. notes 6 3/8s, 2011	2,660,000	2,676,625
Ion Media Networks, Inc. 144A sec. FRN 11.61s, 2013	680,000	708,900
Ion Media Networks, Inc. 144A sec. FRN 8.61s, 2012	820,000	838,450
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	365,000	357,242
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	1,265,000	1,269,743
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	795,000	792,018
Young Broadcasting, Inc. company guaranty 10s, 2011	1,527,000	1,504,095
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	590,000	550,175
		13,375,433

Building Materials (1.0%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012	1,590,000	1,653,600
NTK Holdings, Inc. sr. disc. notes zero %, 2014	1,545,000	1,120,125
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	1,065,000	1,096,950
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	1,870,000	1,818,575
		5,689,250

Cable Television (2.9%)
Adelphia Communications Corp. zero %, 2010	290,000	96,425
Adelphia Communications Corp. zero %, 2009	80,000	27,600
Adelphia Communications Corp. zero %, 2008	755,000	251,037
Adelphia Communications Corp. zero %, 2009	140,000	45,150
Adelphia Communications Corp. zero %, 2007	130,000	42,575
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	865,000	884,462
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	425,000	431,375
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	15,000	14,588
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	5,789,000	6,006,087
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	1,275,000	1,343,530
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	1,200,000	1,266,000
CSC Holdings, Inc. debs. 7 5/8s, 2018	355,000	358,550
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	1,450,000	1,486,250
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	1,495,000	1,483,787
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)	625,000	518,750
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	580,000	611,900
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	1,935,000	2,058,355

			16,926,421

Capital Goods (6.7%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		1,585,000	1,588,962
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		1,975,000	1,979,937
American Railcar Industries, Inc. 144A sr. unsec.
notes 7 1/2s, 2014		260,000	267,150
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,590,000	1,679,437
Belden CDT, Inc. 144A sr. sub. notes 7s, 2017		785,000	800,717
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,005,000	1,040,175
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada) (S)		415,000	429,525
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,485,000	1,527,693
General Cable Corp. 144A sr. notes 7 1/8s, 2017		785,000	789,905
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		405,000	413,100
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,545,000	1,568,175
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		1,115,000	1,158,205
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		720,000	752,400
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,120,000	1,106,373
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		1,730,000	1,838,125
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	659,200
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,580,000	1,556,300
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		1,510,000	1,496,788
Legrand SA debs. 8 1/2s, 2025 (France)		2,895,000	3,401,625
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		1,246,000	1,328,548
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,875,000	1,818,750
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,700,000	2,315,410
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$895,000	941,988
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	770,000	1,177,267
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$2,575,000	2,678,000
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		650,000	553,313
TD Funding Corp. company guaranty 7 3/4s, 2014		340,000	351,050
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		950,000	980,875
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,500,000	1,680,000
Titan International, Inc. 144A sr. notes 8s, 2012		1,095,000	1,126,480
			39,005,473

Chemicals (4.3%)
ARCO Chemical Co. debs. 10 1/4s, 2010		715,000	793,650
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		1,365,000	1,550,530
Cognis Holding GmbH & Co. 144A sr. notes 12.876s, 2015
(Germany) (PIK)	EUR	1,147,846	1,565,288
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$535,000	520,287
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		2,275,000	2,294,905
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		3,015,000	2,793,518
Hercules, Inc. company guaranty 6 3/4s, 2029		1,600,000	1,600,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		550,000	576,812
Huntsman, LLC company guaranty 11 5/8s, 2010		4,000	4,335
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		670,000	716,900
Lyondell Chemical Co. company guaranty 8s, 2014		1,075,000	1,126,062
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		845,000	868,237
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		3,175,000	3,270,250
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		335,000	353,425
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		200,000	208,500
Nalco Co. sr. sub. notes 8 7/8s, 2013		1,975,000	2,098,437
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	540,000	775,862
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		$290,000	302,325
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		237,551	242,301
PQ Corp. company guaranty 7 1/2s, 2013		1,715,000	1,732,150
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,345,000	1,893,858
			25,287,632

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		510,000	522,750

Communication Services (8.2%)
American Cellular Corp. company guaranty 9 1/2s, 2009		385,000	378,262
American Cellular Corp. sr. notes Ser. B, 10s, 2011		143,000	151,401
American Tower Corp. sr. notes 7 1/2s, 2012		735,000	762,563
American Towers, Inc. company guaranty 7 1/4s, 2011		570,000	587,100
BCM Ireland Finance Ltd. 144A FRN 8.814s, 2016 (Cayman
Islands)	EUR	440,000	607,038

Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	$715,000	772,200
Centennial Communications Corp. sr. notes 10s, 2013	370,000	399,138
Centennial Communications Corp. sr. notes FRN 11.099s,
2013	885,000	931,463
Cincinnati Bell, Inc. company guaranty 7s, 2015	520,000	516,100
Citizens Communications Co. notes 9 1/4s, 2011	1,075,000	1,198,625
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014	1,260,000	1,335,600
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)	1,225,000	1,188,250
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	1,430,000	1,508,650
Dobson Cellular Systems sec. notes 9 7/8s, 2012	1,175,000	1,280,750
Dobson Communications Corp. sr. notes 8 7/8s, 2013	600,000	619,500
Dobson Communications Corp. sr. notes FRN 9.61s, 2012	530,000	545,238
Idearc Inc. 144A sr. notes 8s, 2016	3,715,000	3,821,805
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	2,134,000	2,016,630
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)	2,665,000	3,024,775
Intelsat Bermuda, Ltd. 144A sr. unsec. FRN 8.876s,
2015 (Bermuda)	490,000	499,800
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)	500,000	521,250
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	638,000
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013	660,000	772,200
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014	1,375,000	1,412,812
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017	790,000	795,925
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014	1,275,000	1,348,312
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	260,000	278,200
PanAmSat Corp. company guaranty 9s, 2014	700,000	757,750
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	2,995,000	3,084,850
Qwest Corp. debs. 7 1/4s, 2025	555,000	572,344
Qwest Corp. notes 8 7/8s, 2012	2,805,000	3,099,525
Qwest Corp. sr. notes 7 5/8s, 2015	1,075,000	1,147,563
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	615,000	648,825
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)	630,000	667,800
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	600,000	615,000
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)	790,000	837,400
Rural Cellular Corp. sr. notes 9 7/8s, 2010	405,000	427,275
Rural Cellular Corp. sr. sub. FRN 11.11s, 2012	330,000	343,200
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	845,000	870,350
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	1,165,000	1,144,613
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	1,135,000	1,214,450
West Corp. 144A sr. notes 9 1/2s, 2014	570,000	589,950
West Corp. 144A sr. sub. notes 11s, 2016	390,000	411,450
Windstream Corp. company guaranty 8 5/8s, 2016	2,035,000	2,225,781
Windstream Corp. company guaranty 8 1/8s, 2013	1,065,000	1,152,863
		47,722,576

Construction (0.2%)
Builders FirstSource, Inc. company guaranty FRB 9.61s,
2012	1,125,000	1,141,875

Consumer (0.6%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	3,560,000	3,622,300

Consumer Goods (1.9%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	1,035,000	1,009,125
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	1,290,000	1,315,800
Jarden Corp. company guaranty 7 1/2s, 2017	1,055,000	1,065,550
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,145,000	1,183,644
Playtex Products, Inc. sec. notes 8s, 2011	2,665,000	2,784,925
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,408,000	1,457,280
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	1,850,000	1,480,000
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	1,015,000	964,250
		11,260,574

Consumer Services (0.5%)
Rental Services Corp. 144A bonds 9 1/2s, 2014	725,000	772,125
United Rentals NA, Inc. sr. sub. notes 7s, 2014	1,930,000	1,925,175
		2,697,300

Energy (9.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,835,000	2,788,931
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	1,000,000	1,042,500
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	1,095,000	1,100,475
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,920,000	1,867,200
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	535,845
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	523,750
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,457,775
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	643,750
Complete Production Services, Inc. 144A sr. notes 8s,
2016	1,865,000	1,911,625
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	2,120,000	2,072,300

Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	970,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	665,000	671,650
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	612,000	624,240
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	455,400
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,462,270
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	2,470,000	2,476,175
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,266,638
Hanover Compressor Co. sr. notes 9s, 2014	730,000	790,225
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	350,000	364,000
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,350,000	1,294,313
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	535,000	567,100
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	525,169
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	2,310,000	2,275,350
Massey Energy Co. sr. notes 6 5/8s, 2010	2,575,000	2,600,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,220,000	2,220,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,235,000	1,176,338
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	800,467	819,763
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	788,462
Peabody Energy Corp. company guaranty 7 3/8s, 2016	675,000	710,438
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,490,000	1,430,400
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,055,000	3,253,575
Plains Exploration & Production Co. company guaranty
7s, 2017	650,000	653,250
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	660,000	664,950
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	1,860,000	1,813,500
Pride International, Inc. sr. notes 7 3/8s, 2014	1,445,000	1,481,125
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	925,900
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016	950,000	957,125
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec 9 3/4s, 2015	1,355,000	1,382,100
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	1,880,000	1,917,600
Whiting Petroleum Corp. company guaranty 7s, 2014	2,140,000	2,086,500
		52,568,457

Entertainment (1.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016	744,000	847,230
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	187,000	190,273
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	1,020,000	1,040,400
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	685,000	698,700
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	2,485,000	2,273,775
Hertz Corp. company guaranty 8 7/8s, 2014	1,325,000	1,427,688
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	1,275,000	1,118,813
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	550,000	567,188
Universal City Florida Holding Co. sr. notes FRN
10.11s, 2010	780,000	804,375
		8,968,442

Financial (3.3%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	575,000	577,875
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	1,875,000	1,973,438
Finova Group, Inc. notes 7 1/2s, 2009	1,641,000	451,275
General Motors Acceptance Corp. notes 7 3/4s, 2010	4,025,000	4,131,345
General Motors Acceptance Corp. notes 7s, 2012	625,000	628,164
General Motors Acceptance Corp. notes 6 7/8s, 2012	3,685,000	3,670,153
General Motors Acceptance Corp. notes 6 3/4s, 2014	4,730,000	4,650,025
General Motors Acceptance Corp. notes 5 1/8s, 2008	905,000	894,435
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	1,930,000	1,905,163
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	530,000	526,688
		19,408,561

Food (2.2%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	176,170	9,205
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	205,000	192,700
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,165,000	1,049,956
Dean Foods Co. company guaranty 7s, 2016	850,000	853,188
Del Monte Corp. company guaranty 6 3/4s, 2015	1,775,000	1,755,031
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,305,000	1,357,200
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013	655,000	674,650
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	1,516,000	1,514,105
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	650,000	639,438
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	2,615,000	2,843,943
Swift & Co. company guaranty 10 1/8s, 2009	1,125,000	1,161,563
Swift & Co. sr. sub. notes 12 1/2s, 2010	570,000	598,500
		12,649,479

Forest Products and Packaging (2.6%)

Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		410,000	364,900
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		900,000	859,500
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		810,000	688,500
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	1,125,000	1,586,336
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		$1,810,000	1,810,000
Domtar, Inc. notes 7 1/8s, 2015 (Canada)		100,000	99,500
Georgia-Pacific Corp. debs. 9 1/2s, 2011		2,545,000	2,824,950
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		650,000	676,000
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		755,000	755,000
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		625,000	664,063
NewPage Corp. company guaranty 10s, 2012		1,190,000	1,301,563
Newpage Holding Corp. sr. notes FRN 12.389s, 2013 (PIK)		580,000	574,200
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,770,000	1,796,550
Smurfit-Stone Container Enterprises, Inc. 144A sr.
notes 8s, 2017		910,000	889,525
Stone Container Corp. sr. notes 8 3/8s, 2012		270,000	270,675
			15,161,262

Gaming & Lottery (3.6%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		300,000	309,750
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		1,445,000	1,416,100
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,195,000	1,192,013
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,665,000	1,779,469
MGM Mirage, Inc. company guaranty 6s, 2009		1,735,000	1,737,169
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		770,000	804,650
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,540,000	1,586,200
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		1,250,000	1,325,000
Scientific Games Corp. company guaranty 6 1/4s, 2012		1,390,000	1,362,200
Station Casinos, Inc. sr. notes 6s, 2012		1,615,000	1,564,531
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		2,540,000	2,565,400
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014		3,640,000	3,653,650
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		1,789,000	1,771,110
			21,067,242

Health Care (5.3%)
Accellent, Inc. company guaranty 10 1/2s, 2013		1,355,000	1,402,425
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		25,000	27,500
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		540,000	556,200
DaVita, Inc. company guaranty 6 5/8s, 2013		1,350,000	1,350,000
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		715,000	701,594
HCA, Inc. notes 6 3/8s, 2015		520,000	443,950
HCA, Inc. notes 5 3/4s, 2014		555,000	473,831
HCA, Inc. sr. notes 7 7/8s, 2011		225,000	229,219
HCA, Inc. 144A sec. notes 9 1/4s, 2016		2,335,000	2,518,881
HCA, Inc. 144A sec. notes 9 1/8s, 2014		485,000	518,344
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)		1,995,000	2,154,600
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		1,245,000	1,210,969
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		965,000	878,150
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		345,000	348,019
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,305,000	1,270,744
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		1,590,000	1,613,850
Select Medical Corp. company guaranty 7 5/8s, 2015		1,445,000	1,300,500
Service Corporation International debs. 7 7/8s, 2013		688,000	712,080
Service Corporation International sr. notes 7s, 2017		1,050,000	1,057,875
Service Corporation International sr. notes 6 3/4s,
2016		1,495,000	1,487,525
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,830,000	1,779,675
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015		650,000	666,250
Tenet Healthcare Corp. notes 7 3/8s, 2013		1,570,000	1,458,138
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		755,000	762,550
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015		600,000	594,000
U.S. Oncology Holdings, Inc. 144A sr. unsec 9.828s,
2012 (PIK)		590,000	595,900
US Oncology, Inc. company guaranty 9s, 2012		1,115,000	1,190,263
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		1,420,000	1,437,750
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		545,000	613,125
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		520,000	534,300
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		395,000	402,900
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)		530,000	542,588
			30,833,695

Homebuilding (0.6%)

K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	425,000	409,063
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	415,000	377,650
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	475,000	422,750
Standard Pacific Corp. sr. notes 7 3/4s, 2013	1,020,000	979,200
Standard Pacific Corp. sr. notes 7s, 2015	190,000	169,575
Standard Pacific Corp. sr. notes 6 1/2s, 2008	400,000	396,000
Technical Olympic USA, Inc. company guaranty 9s, 2010	975,000	909,188
		3,663,426

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,125,000	2,236,563

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	505,000	540,981
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,240,000	2,282,000
		2,822,981

Media (1.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	925,000	1,017,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013	1,355,000	1,476,950
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,407,675
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	285,000	267,900
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	540,000	378,000
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	1,165,000	1,269,850
		5,817,875

Metals (3.6%)
AK Steel Corp. company guaranty 7 3/4s, 2012	2,325,000	2,362,781
Aleris International, Inc. 144A sr. notes 9s, 2014	1,100,000	1,160,500
Aleris International, Inc. 144A sr. sub. notes 10s,
2016	1,240,000	1,295,800
Century Aluminum Co. company guaranty 7 1/2s, 2014	625,000	642,188
Chaparral Steel Co. company guaranty 10s, 2013	3,150,000	3,512,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec 8 3/8s,
2017	2,985,000	3,223,800
Freeport-McMoRan Copper & Gold, Inc. sr. unsec 8 1/4s,
2015	1,490,000	1,601,750
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	1,410,000	1,498,125
Metals USA, Inc. sec. notes 11 1/8s, 2015	1,425,000	1,581,750
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
various dates from 12/15/05 to 3/29/07, cost
$1,470,913) (RES)	1,475,000	1,559,813
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	1,295,000	1,298,238
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015	1,085,000	1,128,400
Ucar Finance, Inc. company guaranty 10 1/4s, 2012	190,000	199,500
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)	176,127	136,939
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)	99,979	77,734
		21,279,568

Publishing (2.6%)
American Media, Inc. company guaranty 8 7/8s, 2011	470,000	426,525
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	1,605,000	1,524,750
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,195,304	1,237,140
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	530,000	519,400
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	1,120,000	1,171,800
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	685,000	637,906
Dex Media, Inc. notes 8s, 2013	400,000	419,000
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	1,275,000	1,310,063
PRIMEDIA, Inc. sr. notes 8s, 2013	1,535,000	1,588,725
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	80,000	77,800
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,035,000	1,006,538
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	645,000	627,263
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	1,130,000	1,200,625
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	1,055,000	1,015,438
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	2,005,000	2,030,063
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	600,000	567,000
		15,360,036

Restaurants (0.3%)
Buffets, Inc. company guaranty 12 1/2s, 2014	1,625,000	1,690,000

Retail (1.7%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	885,000	904,913
Autonation, Inc. company guaranty 7s, 2014	260,000	262,600
Autonation, Inc. company guaranty FRB 7.36s, 2013	405,000	409,050
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,

2014		1,445,000	1,551,569
Harry & David Holdings, Inc. company guaranty 9s, 2013		860,000	877,200
Harry & David Holdings, Inc. company guaranty FRB
10.36s, 2012		285,000	289,631
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016		1,050,000	1,131,375
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		495,000	454,163
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		775,000	848,625
Rite Aid Corp. company guaranty 7 1/2s, 2015		785,000	783,038
Rite Aid Corp. sec. notes 8 1/8s, 2010		910,000	935,025
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016		1,245,000	1,257,450
Victoria ACQ II 144A sr. unsecd. notes 11.587s, 2015
(Netherlands) (PIK)	EUR	343,200	469,182
			10,173,821

Technology (6.1%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		665,000	655,025
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		950,000	960,688
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,307,000	1,280,860
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		665,000	693,263
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)		275,000	297,688
Avago Technologies Finance company guaranty FRN
10.86s, 2013 (Singapore)		29,000	30,378
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		555,000	536,963
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		665,000	621,775
Compucom Systems, Inc. 144A sr. notes 12s, 2014		1,150,000	1,227,625
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)		1,445,000	1,434,163
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		2,885,000	2,888,606
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)		1,440,000	1,443,600
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		465,000	499,875
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		620,000	637,050
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		1,895,000	1,828,675
Lucent Technologies, Inc. debs. 6.45s, 2029		1,840,000	1,660,600
Lucent Technologies, Inc. notes 5 1/2s, 2008		400,000	397,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		690,000	607,200
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		400,000	444,000
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)		1,230,000	1,316,100
NXP BV/NXP Funding, LLC 144A sec. FRN 8.11s, 2013
(Netherlands)		1,200,000	1,234,500
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)		1,940,000	2,003,050
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015		845,000	870,350
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		670,000	666,199
Solectron Global Finance Corp. company guaranty 8s,
2016		580,000	578,550
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,906,000	2,079,923
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		3,326,000	3,567,135
TDS Investor Corp. 144A sr. notes 9 7/8s, 2014		350,000	366,625
TDS Investor Corp. 144A sr. sub. notes 11 7/8s, 2016		280,000	306,950
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)		572,500	582,519
UGS Corp. company guaranty 10s, 2012		790,000	864,063
Unisys Corp. sr. notes 8s, 2012		960,000	962,400
Xerox Capital Trust I company guaranty 8s, 2027 (S)		895,000	912,900
Xerox Corp. sr. notes 7 5/8s, 2013		230,000	241,213
Xerox Corp. sr. notes 6 7/8s, 2011		555,000	584,093
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		275,000	287,765
			35,569,369

Textiles (1.1%)
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014		1,770,000	1,803,188
Levi Strauss & Co. sr. notes 9 3/4s, 2015		2,405,000	2,639,488
Levi Strauss & Co. sr. notes 8 7/8s, 2016		1,025,000	1,096,750
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		860,000	890,100
			6,429,526

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		2,920,000	3,204,700

Transportation (0.3%)
Delta Air Lines, Inc. notes 8.3s, 2029		1,400,000	787,500
Northwest Airlines, Inc. company guaranty 10s, 2009		980,000	828,100
			1,615,600

Utilities & Power (6.7%)
AES Corp. (The) sr. notes 8 7/8s, 2011		162,000	172,935
AES Corp. (The) 144A sec. notes 9s, 2015		1,455,000	1,553,213
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,490,000	1,579,400
CMS Energy Corp. sr. notes 8.9s, 2008		1,500,000	1,556,250
CMS Energy Corp. sr. notes 8 1/2s, 2011		430,000	467,625
CMS Energy Corp. sr. notes 7 3/4s, 2010		345,000	365,700
Colorado Interstate Gas Co. debs. 6.85s, 2037		1,055,000	1,107,622

Colorado Interstate Gas Co. sr. notes 5.95s, 2015	295,000	296,842
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	810,000	826,200
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,200,625
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	510,000	531,675
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	615,000	634,988
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	436,901
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	3,180,000	3,323,100
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,215,200
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	3,040,000	3,298,400
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011
(In default) (NON)	1,125,000	1,153,125
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,630,000	1,670,750
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,485,000	1,618,650
Nevada Power Co. 2nd mtge. 9s, 2013	594,000	640,874
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	703,838
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,385,000	3,478,088
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,240,000	1,432,200
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	1,019,102
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	283,476
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,210,000	1,308,893
Southern Union Co. jr. sub. FRN 7.2s, 2066	1,520,000	1,532,256
Teco Energy, Inc. notes 7.2s, 2011	335,000	355,100
Teco Energy, Inc. notes 7s, 2012	525,000	553,875
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	89,356
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	149,893
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	500,000	557,744
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,250,000	1,353,125
Utilicorp United, Inc. sr. notes 9.95s, 2011	38,000	41,610
Williams Cos., Inc. (The) notes 8 3/4s, 2032	270,000	311,175
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	743,650
Williams Cos., Inc. (The) notes 7 5/8s, 2019	550,000	598,125
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	440,981
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017	520,000	549,900
		39,152,462

Total corporate bonds and notes (cost $489,727,255)		$502,473,195

SENIOR LOANS (2.7%)(a)(c)

	Principal amount	Value

AGCO Corp. bank term loan FRN 7.07s, 2008	$36,275	$36,366
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.61s, 2013	294,750	292,392
Charter Communications bank term loan FRN 7.985s, 2013	196,256	195,808
Dana Corp. bank term loan FRN 7.82s, 2008	300,000	300,188
Federal Mogul Corp. bank term loan FRN Ser. A, 7.57s,
2008	555,000	550,144
Federal Mogul Corp. bank term loan FRN Ser. B, 7.82s,
2008	1,285,000	1,273,756
Freeport McMoran Copper & Gold, Inc. Ser. B, 7.11s,
2014	500,000	501,274
Freeport McMoran Inc. bank term loan FRN 1s, 2008 (F)	1,600,000	1,600,000
Health Management Associates, Inc. bank term loan FRN
7.07s, 2014	1,504,000	1,507,995
Healthsouth Corp. bank term loan FRN Ser. B, 8.61s,
2013	1,542,250	1,548,735
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	230,000	231,438
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.861s, 2012	245,000	246,531
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.114s, 2013	148,875	149,657
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.101s, 2015	985,031	985,647
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 1/8s, 2013	488,359	492,410
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.352s, 2013	192,236	193,768
Novelis, Inc. bank term loan FRN 7.61s, 2012	113,471	113,552
Novelis, Inc. bank term loan FRN Ser. B, 7.61s, 2012	197,080	197,221
Pinnacle Foods Holding Corp. Ser. B, 8.1s, 2014	250,000	250,000
Pinnacle Foods Holding Corp. bank term loan FRN 7.36s,
2010	118,226	118,818
Sandridge Energy 8.985s, 2014	495,000	500,569
Sandridge Energy 8 5/8s, 2015	2,075,000	2,106,125
Six Flags, Inc. bank term loan FRN Ser. B, 8.61s, 2009	341,850	344,272
Solo Cup Co. bank term loan FRN 11.57s, 2012	325,000	332,109
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	149,621	150,631
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.87s, 2012	149,242	150,250
Wesco Aircraft Hardware Corp. bank term loan FRN
11.1s, 2014	850,000	865,938
Wesco Aircraft Hardware Corp. bank term loan FRN 7.6s,
2013	250,000	251,563
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	80,043	80,303

Total senior loans (cost $15,532,674)				$15,567,460

CONVERTIBLE PREFERRED STOCKS (2.1%)(a)

			Shares	Value

Chesapeake Energy Corp. 6.25% cv. pfd.			5,141	$1,354,654
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.			46,330	1,487,656
Crown Castle International Corp. $3.125 cum. cv. pfd.			17,095	974,415
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			32,512	1,422,400
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)			35,780	885,555
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			14,572	1,554,104
Huntsman Corp. $2.50 cv. pfd.			25,137	1,065,180
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd			1,723	1,942,683
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.			10,550	1,487,550

Total convertible preferred stocks (cost $11,251,941)				$12,174,197

CONVERTIBLE BONDS AND NOTES (1.2%)(a)

			Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011			$607,000	$600,930
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026			2,170,000	2,283,925
Intel Corp. cv. sub. bonds 2.95s, 2035 (S)			1,085,000	938,525
L-3 Communications Corp. 144A cv. bonds 3s, 2035			1,155,000	1,232,962
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033			440,000	422,400
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)			730,000	718,138
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036			755,000	830,500

Total convertible bonds and notes (cost $6,610,025)				$7,027,380

COMMON STOCKS (0.9%)(a)

			Shares	Value

Adelphia Contingent Value Vehicle (NON)			1,358,502	$129,058
Bohai Bay Litigation, LLC (Units) (F)			2,670	37,776
Compass Minerals International, Inc.			1,101	36,773
Contifinancial Corp. Liquidating Trust Units (F)			5,224,032	522
Decrane Aircraft Holdings, Inc. (F)(NON)			11,167	11
Jarden Corp. (NON)			24,085	922,456
Owens Corning, Inc. (NON) (S)			27,794	885,517
Playtex Products, Inc. (NON)			21,625	293,451
Pride International, Inc. (NON)			31,368	944,177
VFB LLC (acquired various dates from 01/21/00 to
12/8/03, cost $1,601,579) (F)(RES)(NON)			2,812,235	58,174
WHX Corp. (NON)			34,015	289,128
Williams Cos., Inc. (The)			43,083	1,226,141
XCL Warranty Escrow (F)			2,670	381,066

Total common stocks (cost $9,818,740)				$5,204,250

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,093,354)

			Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012			$1,177,500	$1,116,231

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			453	566,250

Total preferred stocks (cost $393,498)				$622,250

COLLATERALIZED MORTGAGE OBLIGATIONS (--%)(a) (cost $139,446)

			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040			$155,000	$131,490

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$.01	1,950	$25,617
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	432	12,096
Ubiquitel, Inc. 144A	4/15/10	$22.74	3,450	35

Total warrants (cost $219,951)				$37,749

SHORT-TERM INVESTMENTS (6.0%)(a)

			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)			$4,853,055	$4,846,680
Putnam Prime Money Market Fund (e)			29,892,726	29,892,726

Total short-term investments (cost $34,739,406)	$34,739,406

TOTAL INVESTMENTS

Total investments (cost $569,526,290)(b)	$579,093,608

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$11,948,948	$11,732,721	6/20/07	$(216,227)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$450,000	6/20/11	(90 bp)	$(144)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	535,000	6/20/07	620 bp	7,617

Visteon Corp., 7%,
3/10/14	--	700,000	6/20/09	605 bp	41,823

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	1,210,000	9/20/07	(487.5 bp)	(18,256)

Ford Motor Co., 7.45%,
7/16/31	--	1,465,000	9/20/08	725 bp	88,289

Ford Motor Co., 7.45%,
7/16/31	--	255,000	9/20/07	(485 bp)	(3,815)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	740,000	3/20/12	(91 bp)	4,505

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	749,000	6/20/07	595 bp	7,387

Visteon Corp., 7%,
3/10/14	--	260,000	6/20/09	535 bp	11,852

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	535,000	6/20/07	630 bp	5,718

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	833,000	(a)	2.461%	57,981

General Motors Corp.,
7 1/8%, 7/15/13	--	1,210,000	9/20/08	620 bp	73,794

General Motors Corp.,
7 1/8%, 7/15/13	--	1,210,000	9/20/07	(427.5 bp)	(15,859)

General Motors Corp.,
7 1/8%, 7/15/13	--	255,000	9/20/07	(425 bp)	(3,310)

General Motors Corp.,
7 1/8%, 7/15/13	--	255,000	9/20/08	620 bp	15,552

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	280,000	9/20/11	(108 bp)	(1,453)

Standard Pacific Corp.,
6 7/8%, 5/15/11	--	800,000	9/20/11	(353 bp)	1,497

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	535,000	6/20/07	635 bp	7,825

Ford Motor Co., 7.45%,
7/16/31	--	695,000	6/20/07	665 bp	9,255

Ford Motor Co., 7.45%,
7/16/31	--	205,000	9/20/07	(345 bp)	(2,049)

Ford Motor Co., 7.45%,
7/16/31	--	205,000	9/20/08	550 bp	8,064

General Motors Corp.,
7 1/8%, 7/15/13	--	205,000	9/20/07	(350 bp)	(2,052)

General Motors Corp.,
7 1/8%, 7/15/13	--	205,000	9/20/08	500 bp	8,954

Lehman Brothers Special Finance, Inc.
Solectron Global
Finance Ltd, 8%, 3/15/06	--	444,000	3/20/12	390 bp	2,368

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	605,000	9/20/07	(345 bp)	(6,330)

Ford Motor Co., 7.45%,
7/16/31	--	605,000	9/20/08	570 bp	25,538

General Motors Corp.,
7 1/8%, 7/15/13	--	850,000	9/20/07	(335 bp)	(9,467)

General Motors Corp.,
7 1/8%, 7/15/13	--	850,000	9/20/08	500 bp	37,126

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	210,000	9/20/07	(345 bp)	(2,468)

Ford Motor Co., 7.45%,

7/16/31	--	210,000	9/20/08	560 bp	8,563

General Motors Corp.,
7 1/8%, 7/15/13	--	210,000	9/20/07	(335 bp)	(1,792)

General Motors Corp.,
7 1/8%, 7/15/13	--	210,000	9/20/08	500 bp	9,172

Visteon Corp., 7%,
3/10/14	--	450,512	6/20/09	535 bp	15,064

Total					$380,949

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

    NOTES

(a) Percentages indicated are based on net assets of $581,630,424.

(b) The aggregate identified cost on a tax basis is $571,701,014, resulting in gross unrealized appreciation and depreciation of $7,398,622 and $6,028, respectively, or net unrealized appeciation of $7,392,594.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $1,617,987 or 0.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

At March 31, 2007, liquid assets totaling $20,007,987 have been designated as collateral for open forward contracts and swap contracts.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at March 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $4,721,299. The fund received cash collateral of $4,846,680 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $267,720 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $60,635,503 and $56,793,580, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of March 31, 2007, the fund had unfunded loan commitments of $149,621, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
3/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 15, 2031 to
October 15, 2031	$87,762	$91,999

U.S. Government Agency Mortgage Obligations (59.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
December 1, 2029	284,150	295,461
6s, September 1, 2021	74,149	75,392
5 1/2s, October 1, 2036	697,691	690,442
5 1/2s, May 1, 2016	487,140	489,595
5s, TBA, May 1, 2037	34,900,000	33,716,890
5s, TBA, April 1, 2037	64,400,000	62,226,500
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	111,580	121,755
8s, with due dates from March 1, 2033 to July 1, 2033	32,347	33,641
7 1/2s, with due dates from June 1, 2032 to
July 1, 2033	285,306	295,599
7s, with due dates from April 1, 2032 to April 1, 2033	1,238,716	1,287,903
7s, with due dates from December 1, 2007 to
December 1, 2014	214,887	220,943
6 1/2s, September 1, 2034	27,854	28,579
6s, with due dates from June 1, 2021 to June 1, 2036	129,139,758	131,303,454
6s, with due dates from December 1, 2008 to May 1, 2021	27,829,611	28,281,046
6s, TBA, May 1, 2037	5,000,000	5,034,375
6s, TBA, April 1, 2037	5,000,000	5,036,719
5 1/2s, with due dates from June 1, 2035 to
February 1, 2037	6,440,823	6,375,344
5 1/2s, with due dates from March 1, 2009 to
February 1, 2021	1,029,074	1,031,380
5 1/2s, TBA, May 1, 2037	62,100,000	61,418,353
5 1/2s, TBA, April 1, 2037	62,800,000	62,127,845
5s, with due dates from July 1, 2035 to May 1, 2036	24,761,967	23,947,589
5s, October 1, 2020	632,033	623,491
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	4,675,665	4,507,166
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020	2,976,975	2,885,108
		432,054,570

Total U.S. government and agency mortgage obligations (cost $432,337,508)		$432,146,569

COLLATERALIZED MORTGAGE OBLIGATIONS (43.3%)(a)
	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.105s, 2047
(Cayman Islands)	$790,000	$790,000
Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	473,000	471,680
Ser. 97-C1, Class H, 7s, 2029	373,000	372,062
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.307s, 2029	761,000	820,035
FRB Ser. 97-D5, Class A5, 6.396s, 2043	97,000	105,297
Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.741s, 2045	2,682,000	2,774,840
Ser. 06-4, Class A4, 5.634s, 2046	1,320,000	1,342,939
Ser. 06-5, Class A4, 5.414s, 2047	1,615,000	1,617,798
Ser. 04-3, Class A5, 5.305s, 2039	1,630,000	1,650,375
FRB Ser. 05-1, Class A5, 5.135s, 2042	54,000	53,778
Ser. 07-1, Class XW, Interest only (IO), 0.292s, 2049	6,455,000	154,318
Ser. 06-1, Class XC, IO, 0.04s, 2045	17,721,755	127,409
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	297,435
Ser. 02-PB2, Class XC, IO, 0.156s, 2035	4,057,217	76,231
Ser. 05-1, Class XW, IO, 0.103s, 2042	53,913,922	219,354
Ser. 04-5, Class XC, IO, 0.08s, 2041	20,333,969	266,088
Ser. 05-4, Class XC, IO, 0.049s, 2045	34,085,895	251,547
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.18s, 2036	1,135,513	2,137
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	143,000	143,601
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	196,000	196,396
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	184,000	183,840
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	681,000	680,406
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	479,000	479,123
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	399,000	399,730
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	582,000	584,696
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	341,000	340,744
Ser. 06-LAQ, Class X1, IO, 0.63s, 2021	26,090,000	76,228
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	2,008,580	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.396s, 2034	5,509,609	20,089
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,097,000	77,937
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	1,111,169	7,150

Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	813,263	816,070
Bayview Commercial Asset Trust Ser. 07-1, Class A, IO,
1.211s, 2037	5,893,310	773,202
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	665,759	667,223
Ser. 04-2, IO, 1.72s, 2034	3,952,231	274,340
Ser. 05-1A, IO, 1.6s, 2035	2,806,930	209,972
Ser. 04-3, IO, 1.6s, 2035	2,335,560	167,412
Ser. 06-2A, IO, 0.879s, 2036	1,382,069	125,903
Ser. 05-3A, IO, 0.775s, 2035	8,092,102	659,366
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.86s, 2034	255,059	254,161
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.195s, 2032	412,000	459,642
Ser. 05-PWR9, Class X1, IO, 0.031s, 2042	25,471,243	259,414
Ser. 04-PR3I, Class X1, IO, 0.027s, 2041	3,193,875	65,810
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018	746,000	746,000
FRB Ser. 05-LXR1, Class H, 6.52s, 2018	414,000	414,000
FRB Ser. 05-LXR1, Class G, 6.27s, 2018	414,000	414,000
Ser. 06-BBA7, Class X1A, IO, 1.594s, 2019	13,914,000	141,045
Ser. 05-LXR1, Class X1, IO, 0.739s, 2018	40,154,000	9,665
Ser. 06-PW14, Class XW, IO, 0.692s, 2038	7,678,843	390,841
Ser. 06-PW14, Class X1, IO, 0.049s, 2038	8,259,151	149,052
Ser. 07-PW15, Class X1, IO, 0.047s, 2044	25,529,000	318,783
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	12,567,092	57,702
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	3,831,000	71,981
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	247,000	261,468
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,098,675
Ser. 98-1, Class G, 6.56s, 2030	515,745	544,956
Ser. 98-1, Class H, 6.34s, 2030	779,000	680,998
Citigroup 144A Ser. 07-CD4, Class XC, IO, 0.044s, 2049	35,932,000	345,284
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.083s, 2043	47,302,420	500,740
Ser. 06-C5, Class XC, IO, 0.049s, 2049	50,546,648	730,557
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	10,746,000	305,170
Ser. 06-CD2, Class X, IO, 0.087s, 2046	33,306,677	200,373
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	1,891,776	1,889,790
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	927,566
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,187,280
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	11,056,000	10,679,877
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	653,000	653,000
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	405,380
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	323,215
Ser. 03-LB1A, Class X1, IO, 0.347s, 2038	3,936,051	162,508
Ser. 05-LP5, Class XC, IO, 0.068s, 2043	24,882,864	269,233
Ser. 06-C8, Class XS, IO, 0.045s, 2046	23,821,000	335,924
Ser. 05-C6, Class XC, IO, 0.031s, 2044	24,985,944	177,625
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.608s, 2046	2,950,243	119,854
Ser. 05-24, Class IIAX, IO, 2.391s, 2035	5,322,196	147,249
Ser. 05-24, Class 1AX, IO, 1.201s, 2035	6,316,098	112,142
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	8,377,625	20,944
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	2,650,000	2,664,231
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C5, Class AX, IO, 0.064s, 2039	15,151,178	268,721
Ser. 07-C1, Class AX, IO, 0.058s, 2040	31,877,000	354,919
Ser. 06-C3, Class AX, IO, 0.024s, 2038	89,324,159	103,795
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.92s, 2017	286,000	285,999
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	1,172,000	1,168,521
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	410,805
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,862,192
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	19,760
Ser. 05-C4, Class A5, 5.104s, 2038	6,562,000	6,457,868
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	41,232
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	106,500	106,500
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	278,000	278,001
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	278,000	278,019
Ser. 01-CK1, Class AY, IO, 0.784s, 2035	27,836,000	620,743
Ser. 02-CP3, Class AX, IO, 0.432s, 2035	7,336,019	284,818
Ser. 03-C3, Class AX, IO, 0.407s, 2038	32,645,478	1,312,805
Ser. 05-C2, Class AX, IO, 0.1s, 2037	28,020,672	441,662
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	984,149	1,044,488
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	857,933
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,149,196
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	321,624
Fannie Mae
Ser. 03-W6, Class PT1, 9.952s, 2042	207,093	222,118
IFB Ser. 06-70, Class SM, 9.605s, 2036	181,730	196,356
Ser. 02-T12, Class A4, 9 1/2s, 2042	100,361	105,449

Ser. 02-T4, Class A4, 9 1/2s, 2041	163,591	171,035
Ser. 02-T6, Class A3, 9 1/2s, 2041	202,437	208,287
Ser. 04-T3, Class PT1, 9.279s, 2044	379,268	427,700
IFB Ser. 06-62, Class PS, 7.98s, 2036	663,674	742,865
IFB Ser. 05-37, Class SU, 7.92s, 2035	1,205,448	1,317,947
IFB Ser. 06-76, Class QB, 7.68s, 2036	703,706	747,728
IFB Ser. 06-48, Class TQ, 7.68s, 2036	1,252,741	1,361,371
IFB Ser. 06-60, Class AK, 7.52s, 2036	534,247	573,118
Ser. 02-26, Class A2, 7 1/2s, 2048	682,622	713,942
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,165,431	1,232,247
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	1,044,027	1,099,625
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	280,420	295,425
Ser. 04-W14, Class 2A, 7 1/2s, 2044	142,010	149,625
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,270,989	1,339,763
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	638,327	672,548
Ser. 04-W2, Class 5A, 7 1/2s, 2044	1,600,863	1,684,248
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	991,985	1,043,688
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	384,482	404,842
Ser. 03-W1, Class 2A, 7 1/2s, 2042	191,393	199,937
Ser. 03-W4, Class 4A, 7 1/2s, 2042	116,922	122,133
Ser. 02-T18, Class A4, 7 1/2s, 2042	279,261	292,294
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	729,045	763,073
Ser. 02-T16, Class A3, 7 1/2s, 2042	1,264,887	1,323,618
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	338,848	354,662
Ser. 02-W6, Class 2A, 7 1/2s, 2042	882,228	923,323
Ser. 02-T12, Class A3, 7 1/2s, 2042	198,807	207,233
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,608,569	2,723,419
Ser. 02-W1, Class 2A, 7 1/2s, 2042	938,101	977,405
Ser. 02-14, Class A2, 7 1/2s, 2042	417,059	435,762
Ser. 01-T10, Class A2, 7 1/2s, 2041	780,672	813,154
Ser. 02-T4, Class A3, 7 1/2s, 2041	150,943	157,293
Ser. 02-T6, Class A2, 7 1/2s, 2041	2,302,737	2,393,909
Ser. 01-T12, Class A2, 7 1/2s, 2041	776,512	807,915
Ser. 01-T8, Class A1, 7 1/2s, 2041	573,579	595,701
Ser. 01-T7, Class A1, 7 1/2s, 2041	1,666,963	1,731,944
Ser. 01-T3, Class A1, 7 1/2s, 2040	136,454	141,926
Ser. 01-T1, Class A1, 7 1/2s, 2040	306,618	319,018
Ser. 99-T2, Class A1, 7 1/2s, 2039	73,047	76,932
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	396,735	414,189
Ser. 02-T1, Class A3, 7 1/2s, 2031	355,383	371,037
Ser. 00-T6, Class A1, 7 1/2s, 2030	654,124	682,908
Ser. 01-T5, Class A3, 7 1/2s, 2030	15,804	16,453
Ser. 02-W7, Class A5, 7 1/2s, 2029	211,385	220,950
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,911,618	2,017,271
Ser. 02-W3, Class A5, 7 1/2s, 2028	540,518	564,758
IFB Ser. 06-63, Class SP, 7.38s, 2036	763,876	843,220
IFB Ser. 06-60, Class TK, 7.32s, 2036	371,809	400,365
Ser. 02-26, Class A1, 7s, 2048	531,531	549,592
Ser. 04-T3, Class 1A3, 7s, 2044	486,698	506,239
Ser. 03-W3, Class 1A2, 7s, 2042	251,148	259,897
Ser. 02-T16, Class A2, 7s, 2042	538,344	557,009
Ser. 02-14, Class A1, 7s, 2042	285,116	294,286
Ser. 02-T4, Class A2, 7s, 2041	150,670	155,354
Ser. 01-W3, Class A, 7s, 2041	186,328	193,003
Ser. 05-W4, Class 1A3, 7s, 2035	583,144	604,487
Ser. 04-W1, Class 2A2, 7s, 2033	1,648,266	1,713,585
IFB Ser. 06-104, Class ES, 6.85s, 2036	905,373	946,061
IFB Ser. 06-104, Class CS, 5.76s, 2036	906,716	929,380
Ser. 07-16, Class TS, IO, 5 1/2s, 2009	6,529,448	139,769
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	1,214,510	1,239,413
IFB Ser. 05-74, Class CS, 5.39s, 2035	756,377	768,613
IFB Ser. 05-74, Class CP, 5.243s, 2035	663,590	683,716
IFB Ser. 05-57, Class CD, 5.175s, 2035	593,019	604,869
IFB Ser. 06-8, Class PK, 5.12s, 2036	1,252,264	1,252,313
IFB Ser. 06-27, Class SP, 5.06s, 2036	924,000	955,655
IFB Ser. 06-8, Class HP, 5.06s, 2036	1,085,306	1,108,186
IFB Ser. 06-8, Class WK, 5.06s, 2036	1,695,660	1,718,669
IFB Ser. 05-106, Class US, 5.06s, 2035	1,609,914	1,658,561
IFB Ser. 05-99, Class SA, 5.06s, 2035	792,489	804,830
Ser. 07-39, Class A, IO, 5s, 2037	2,499,000	92,796
IFB Ser. 05-114, Class SP, 4.95s, 2036	460,656	437,047
IFB Ser. 05-45, Class DA, 4.913s, 2035	1,274,798	1,294,752
IFB Ser. 05-74, Class DM, 4.877s, 2035	1,507,161	1,525,997
IFB Ser. 05-45, Class DC, 4.803s, 2035	899,473	909,634
IFB Ser. 06-60, Class CS, 4.583s, 2036	338,414	326,469
IFB Ser. 05-57, Class DC, 4.485s, 2034	1,038,995	1,049,197
IFB Ser. 05-45, Class PC, 4.29s, 2034	507,124	507,835
IFB Ser. 05-95, Class CP, 4.089s, 2035	123,609	123,502
IFB Ser. 05-95, Class OP, 3.923s, 2035	429,000	405,244
IFB Ser. 05-106, Class JC, 3.628s, 2035	308,203	285,656
IFB Ser. 05-83, Class QP, 3.562s, 2034	260,784	246,115
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	71,780	288
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	1,067,756	100,144
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	1,349,444	105,215
Ser. 03-W12, Class 2, IO, 2.234s, 2043	3,011,430	172,555
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	1,784,780	116,444
Ser. 03-W10, Class 1, IO, 1.941s, 2043	6,934,529	340,030
Ser. 03-W10, Class 3, IO, 1.931s, 2043	2,832,300	140,325
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	351,608	26,924
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	4,698,788	280,643
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	766,962	70,074
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	1,841,121	136,727
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	2,517,566	126,648
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	2,626,150	133,074
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	1,035,875	57,024

IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	3,408,868	257,045
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	8,483,874	461,079
Ser. 03-W8, Class 12, IO, 1.636s, 2042	12,780,809	577,346
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	2,792,165	155,842
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	5,842,000	324,612
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	2,300,968	124,050
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	1,455,298	81,206
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	3,500,517	192,977
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	4,981,087	360,631
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	732,965	40,296
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	1,531,077	108,857
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	709,353	50,160
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	2,632,580	171,212
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	3,189,870	160,750
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	4,318,856	211,194
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	1,673,081	107,994
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	2,865,234	187,080
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	3,074,445	152,761
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	2,286,424	142,877
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	2,675,056	156,196
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	1,946,030	130,968
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	2,028,035	133,114
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	2,172,050	140,385
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	4,643,127	236,091
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	2,293,932	122,583
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	434,896	32,030
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	1,888,321	97,437
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	5,070,051	267,374
Ser. 06-116, Class ES, IO, 1.33s, 2036	885,687	36,362
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	1,367,367	77,342
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	9,507,537	398,225
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	1,159,383	53,815
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	2,589,643	138,888
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	1,825,806	98,662
IFB Ser. 06-104, Class IM, IO, 1.3s, 2036	398,000	24,195
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	967,900	47,631
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	1,240,446	90,036
Ser. 06-104, Class SG, IO, 1.28s, 2036	1,925,495	85,765
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	3,084,375	184,446
IFB Ser. 06-104, Class CI, IO, 1.28s, 2036	398,810	25,060
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	2,053,589	113,146
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	2,319,090	98,200
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	4,784,171	264,420
IFB Ser. 06-42, Class IB, IO, 1.27s, 2036	1,912,534	77,289
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	4,075,103	162,682
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	244,126	18,236
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	983,432	56,369
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	1,680,996	89,109
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	1,179,628	62,284
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	2,597,601	126,245
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	2,674,853	104,908
Ser. 06-94, Class NI, IO, 1.18s, 2036	951,241	40,623
Ser. 03-W17, Class 12, IO, 1.153s, 2033	3,760,174	154,919
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	4,032,000	234,556
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	6,144,531	292,680
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	4,814,367	260,742
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	6,400,399	339,360
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	3,536,121	188,345
IFB Ser. 06-123, Class LI, IO, 1s, 2037	2,368,343	120,964
Ser. 03-T2, Class 2, IO, 0.824s, 2042	19,338,074	417,909
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	4,728,000	182,028
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	4,747,369	154,538
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	5,953,256	197,434
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	11,018,862	356,441
Ser. 03-W6, Class 51, IO, 0.682s, 2042	5,519,588	87,988
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	1,863,279	34,339
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	1,737,500	84,251
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	6,002,775	200,718
Ser. 01-T12, Class IO, 0.568s, 2041	9,935,760	119,328
Ser. 03-W2, Class 1, IO, 0.469s, 2042	10,173,708	112,249
Ser. 03-W3, Class 1, IO, 0.442s, 2042	18,125,542	162,770
Ser. 02-T1, Class IO, IO, 0.423s, 2031	8,378,441	79,217
Ser. 03-W6, Class 3, IO, 0.366s, 2042	7,345,852	70,973
Ser. 03-W6, Class 23, IO, 0.352s, 2042	7,921,064	74,170
Ser. 03-W4, Class 3A, IO, 0.338s, 2042	7,657,209	73,192
Ser. 03-W8, Class 11, IO, 0.03s, 2042	873,228	27
Ser. 03-W6, Class 21, IO, 0.004s, 2042	186,836	--
Ser. 06-104, Class EK, zero %, 2036	177,625	172,722
Ser. 372, Class 1, Principal only (PO), zero %, 2036	113,365	91,781
Ser. 371, Class 1, PO, zero %, 2036	1,078,283	902,194
Ser. 05-113, Class DO, PO, zero %, 2036	722,382	579,940
Ser. 367, Class 1, PO, zero %, 2036	493,409	374,859
Ser. 363, Class 1, PO, zero %, 2035	5,538,826	4,226,106
Ser. 361, Class 1, PO, zero %, 2035	3,415,775	2,802,906
Ser. 04-38, Class AO, PO, zero %, 2034	1,915,877	1,396,495
Ser. 04-61, Class CO, PO, zero %, 2031	1,253,000	1,025,564
Ser. 07-31, Class TS, IO, zero %, 2009	4,088,000	87,508
Ser. 07-15, Class IM, IO, zero %, 2009	1,588,798	30,148
FRB Ser. 05-117, Class GF, zero %, 2036	346,954	324,007
FRB Ser. 05-65, Class ER, zero %, 2035	1,128,168	1,080,703
FRB Ser. 05-57, Class UL, zero %, 2035	1,104,886	1,072,925
FRB Ser. 05-36, Class QA, zero %, 2035	213,949	196,902
FRB Ser. 05-65, Class CU, zero %, 2034	153,265	173,831
FRB Ser. 05-81, Class DF, zero %, 2033	137,111	137,561
FRB Ser. 06-1, Class HF, zero %, 2032	137,950	130,938

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	106,183	110,610
Ser. T-60, Class 1A3, 7 1/2s, 2044	2,087,754	2,199,864
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,266,920	1,338,413
Ser. T-58, Class 4A, 7 1/2s, 2043	490,612	514,603
Ser. T-57, Class 1A3, 7 1/2s, 2043	1,411,871	1,482,942
Ser. T-51, Class 2A, 7 1/2s, 2042	569,395	593,957
Ser. T-42, Class A5, 7 1/2s, 2042	407,034	424,343
Ser. T-41, Class 3A, 7 1/2s, 2032	1,157,992	1,209,031
Ser. T-60, Class 1A2, 7s, 2044	1,764,966	1,835,685
Ser. T-41, Class 2A, 7s, 2032	66,183	68,288
Ser. T-56, Class A, IO, 0.562s, 2043	5,167,248	71,402
Ser. T-56, Class 3, IO, 0.361s, 2043	5,489,097	44,993
Ser. T-56, Class 1, IO, 0.286s, 2043	6,979,037	38,214
Ser. T-56, Class 2, IO, 0.05s, 2043	6,287,858	13,565
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	2,033,152	2,185,498
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.686s, 2033	13,691,583	730,472
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,302,586
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	392,019
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,633,276
Freddie Mac
IFB Ser. 2990, Class LB, 3.348s, 2034	1,194,436	1,100,696
IFB Ser. 3153, Class UK, 7 1/2s, 2036	156,204	179,131
IFB Ser. 3202, Class PS, 7.32s, 2036	465,319	509,585
IFB Ser. 3182, Class PS, 7.32s, 2032	1,076,378	1,194,330
IFB Ser. 3202, Class HM, 6.65s, 2036	299,729	320,405
IFB Ser. 3153, Class SX, 6.65s, 2036	395,171	424,368
IFB Ser. 3081, Class DC, 5.22s, 2035	642,300	653,829
IFB Ser. 3114, Class GK, 5.12s, 2036	424,413	431,943
IFB Ser. 2976, Class KL, 4.877s, 2035	1,132,383	1,136,311
IFB Ser. 2990, Class DP, 4.767s, 2034	976,536	970,547
IFB Ser. 2979, Class AS, 4.767s, 2034	284,483	282,608
IFB Ser. 3153, Class UT, 4.51s, 2036	229,769	224,303
IFB Ser. 3065, Class DC, 3.9s, 2035	981,363	930,056
IFB Ser. 3050, Class SA, 3.575s, 2034	705,369	651,582
IFB Ser. 2990, Class WP, 3.302s, 2035	748,610	719,554
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	1,714,143	188,903
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	1,937,042	197,548
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	966,043	57,373
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	4,602,550	267,575
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	1,921,525	128,930
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	917,195	58,464
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	1,690,000	103,548
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	4,713,213	320,087
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	2,438,975	124,144
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	12,000,128	579,447
Ser. 3236, Class ES, IO, 1.38s, 2036	1,653,745	77,891
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	2,820,111	179,309
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	4,022,782	192,649
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	1,037,282	45,706
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	4,922,235	351,114
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	2,019,689	84,890
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	3,209,019	220,551
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	1,370,710	66,465
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	2,594,319	151,637
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	895,248	65,342
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	5,640,151	286,393
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	6,383,724	205,256
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	3,114,513	213,441
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	1,730,820	111,715
IFB Ser. 3240, Class S, IO, 1.3s, 2036	4,081,715	244,395
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	346,411	17,133
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	700,387	51,085
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	2,543,521	168,678
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	1,014,967	74,656
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	2,085,921	80,941
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	2,205,254	137,608
IFB Ser. 3081, Class DI, IO, 1.16s, 2035	890,076	48,563
IFB Ser. 3199, Class S, IO, 1.13s, 2036	1,260,846	68,460
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	5,161,000	290,141
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	4,821,841	271,522
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	2,474,708	133,219
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	2,235,000	86,257
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	3,672,000	152,314
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	2,454,000	85,890
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	2,070,958	59,863
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	6,120,000	270,131
IFB Ser. 2815, Class S, IO, 0.68s, 2032	2,029,930	55,214
Ser. 242, PO, zero %, 2036	9,774,530	8,052,491
Ser. 239, PO, zero %, 2036	8,074,310	6,505,468
Ser. 3174, PO, zero %, 2036	155,957	133,804
Ser. 236, PO, zero %, 2036	3,476,852	2,817,430
Ser. 3045, Class DO, PO, zero %, 2035	917,659	732,457
FRB Ser. 3213, Class FX, zero %, 2036	172,295	166,460
FRB Ser. 3231, Class X, zero %, 2036	190,628	188,305
FRB Ser. 3048, Class XG, zero %, 2035	101,630	96,483
FRB Ser. 3022, Class TC, zero %, 2035	142,259	146,055
FRB Ser. 3003, Class XF, zero %, 2035	935,403	913,626
FRB Ser. 2986, Class XT, zero %, 2035	90,925	89,966

FRB Ser. 2958, Class FL, zero %, 2035	387,305	350,305
FRB Ser. 3046, Class WF, zero %, 2035	167,609	162,126
FRB Ser. 3054, Class XF, zero %, 2034	91,357	88,945
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.071s, 2043	35,336,401	274,495
Ser. 05-C3, Class XC, IO, 0.05s, 2045	94,195,440	507,808
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	162,000	171,564
Ser. 04-C2, Class A4, 5.301s, 2038	3,963,000	3,961,732
Ser. 03-C2, Class A2, 5.285s, 2040	2,566,000	2,599,717
Ser. 97-C1, Class X, IO, 1.369s, 2029	5,989,528	155,045
Ser. 05-C1, Class X1, IO, 0.077s, 2043	42,063,918	629,318
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	727,665
Ser. 06-C1, Class XC, IO, 0.05s, 2045	67,371,998	486,897
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.62s, 2036	169,766	182,425
IFB Ser. 05-7, Class JM, 5.016s, 2034	1,194,453	1,187,235
IFB Ser. 05-66, Class SP, 3.1s, 2035	598,568	558,470
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	811,466	53,160
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	811,466	52,928
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034	2,982,836	164,521
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	2,817,934	134,950
IFB Ser. 04-86, Class SW, IO, 1.43s, 2034	2,369,657	116,327
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	1,531,000	71,904
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	1,826,549	83,565
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	2,238,338	85,808
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035	7,885,746	347,468
IFB Ser. 06-14, Class S, IO, 0.93s, 2036	2,243,567	81,000
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	5,642,000	215,101
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	1,012,707	32,032
IFB Ser. 05-68, Class S, IO, 0.88s, 2035	4,481,780	175,967
Ser. 98-2, Class EA, PO, zero %, 2028	293,279	241,134
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	3,492,693	86,226
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	599,000	605,364
Ser. 05-GG5, Class XC, IO, 0.045s, 2037	76,245,422	333,574
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	11,121,000	280,805
Ser. 05-GG3, Class XC, IO, 0.122s, 2042	33,363,056	558,831
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	1,654,000	1,675,568
Ser. 04-GG2, Class A6, 5.396s, 2038	1,775,000	1,786,538
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	40,458
Ser. 05-GG4, Class A4B, 4.732s, 2039	2,400,000	2,301,815
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	272,000	272,000
Ser. 98-C1, Class F, 6s, 2030	528,000	530,724
Ser. 03-C1, Class X1, IO, 0 1/4s, 2040	12,372,016	216,133
Ser. 05-GG4, Class XC, IO, 0.153s, 2039	43,438,155	765,258
Ser. 04-C1, Class X1, IO, 0.132s, 2028	14,126,668	95,465
Ser. 06-GG6, Class XC, IO, 0.032s, 2038	45,944,492	159,729
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.856s, 2035	854,210	845,805
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	409,399
Ser. 06-CB16, Class A4, 5.552s, 2045	1,784,000	1,805,194
Ser. 06-CB14, Class A4, 5.481s, 2044	3,560,000	3,585,027
Ser. 06-CB14, Class AM, 5.445s, 2044	1,878,000	1,894,207
FRB Ser. 04-PNC1, Class A4, 5.543s, 2041	16,000	16,149
Ser. 06-LDP9, Class A3, 5.336s, 2047	2,043,000	2,032,458
Ser. 05-CB11, Class A4, 5.335s, 2037	2,776,000	2,777,163
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	40,730
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	38,856
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	647,700
Ser. 07-LDPX, Class X, IO, 0.527s, 2049	22,010,000	550,250
Ser. 06-CB17, Class X, IO, 0.515s, 2043	17,667,244	717,820
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	4,113,714	140,113
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	99,726,436	85,703
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	482,489
Ser. 06-FL2A, Class X1, IO, 0.683s, 2018	41,647,034	131,605
Ser. 03-ML1A, Class X1, IO, 0.293s, 2039	2,076,783	74,229
Ser. 05-LDP2, Class X1, IO, 0.094s, 2042	62,274,147	1,087,365
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	22,712,948	254,634
Ser. 05-LDP1, Class X1, IO, 0.066s, 2046	15,516,463	147,891
Ser. 05-LDP3, Class X1, IO, 0.052s, 2042	55,834,627	440,570
Ser. 05-LDP5, Class X1, IO, 0.038s, 2044	143,699,793	673,593
Ser. 06-LDP6, Class X1, IO, 0.036s, 2043	44,613,970	247,468
Ser. 06-CB14, Class X1, IO, 0.033s, 2044	18,351,611	88,891
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	319,785
Ser. 99-C1, Class G, 6.41s, 2031	337,198	350,334
Ser. 98-C4, Class G, 5.6s, 2035	260,000	260,392
Ser. 98-C4, Class H, 5.6s, 2035	441,000	417,936
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,628
Ser. 05-C7, Class AM, 5.263s, 2040	3,000,000	2,976,671
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	723,599
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	12,534,482	622,964
Ser. 05-C3, Class XCL, IO, 0.123s, 2040	26,979,659	573,317
Ser. 05-C2, Class XCL, IO, 0.11s, 2040	77,055,035	803,152

Ser. 05-C5, Class XCL, IO, 0.097s, 2020	28,654,242	413,936
Ser. 05-C7, Class XCL, IO, 0.083s, 2040	34,631,798	346,666
Ser. 06-C1, Class XCL, IO, 0.07s, 2041	43,154,410	481,033
Ser. 06-C7, Class XCL, IO, 0.065s, 2038	9,110,263	163,559
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.07s, 2014	757,000	757,076
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	377,000	377,412
FRB Ser. 05-LLFA, 6.12s, 2018	173,000	172,568
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	372,497	411,304
IFB Ser. 06-7, Class 4A2, IO, 2.43s, 2036	1,703,038	98,447
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037	1,129,987	68,670
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036	5,251,486	198,955
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036	2,062,485	80,060
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	2,162,708	13,320
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037	2,369,000	138,829
IFB Ser. 07-1, Class 2A3, IO, 1.31s, 2037	2,736,825	160,270
Ser. 07-1, Class 3A2, IO, 1.93s, 2037	1,720,163	117,542
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	3,501,476	161,872
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	2,572,448	126,559
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	3,644,389	193,767
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	4,693,245	250,194
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036	2,750,480	135,211
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	950,309	4,787
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037	1,993,580	7,329
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.71s, 2034	272,613	277,595
Ser. 04-13, Class 3A6, 3.786s, 2034	1,066,000	1,030,953
Ser. 06-OA1, Class X, IO, 2.045s, 2046	2,519,381	90,147
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,013,149	18,363
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	2,666,958	6,667
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.06s, 2049	38,059,579	572,380
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.82s, 2022	409,000	411,376
Ser. 06-1, Class X1TM, IO, 5.569s, 2022	4,030,000	108,149
Ser. 06-1, Class X1A, IO, 1.15s, 2022	20,141,758	247,341
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.286s, 2035	1,922,685	1,916,977
Ser. 98-C3, Class E, 6.508s, 2030	283,000	305,416
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	39,853
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	38,472
Ser. 05-MCP1, Class XC, IO, 0.085s, 2043	28,670,192	402,055
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.145s, 2039	6,677,033	146,843
Ser. 05-LC1, Class X, IO, 0.107s, 2044	15,677,043	144,523
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.081s, 2039	26,352,000	141,024
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.437s, 2037	1,422,180	470,208
Ser. 04-C2, Class X, IO, 6.414s, 2040	1,115,448	348,578
Ser. 05-C3, Class X, IO, 5.556s, 2044	1,198,829	363,395
Ser. 06-C4, Class X, IO, 4.332s, 2016	3,634,000	1,251,769
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.54s, 2043	5,457,782	312,756
Ser. 05-HQ6, Class X1, IO, 0.072s, 2042	31,178,888	334,217
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	1,040,000	1,048,125
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,671,131
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	863,919
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	258,650
Ser. 04-RR, Class F5, 6s, 2039	790,000	698,872
Ser. 04-RR, Class F6, 6s, 2039	820,000	691,491
Morgan Stanley Mortgage Loan Trust
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036	1,102,258	4,709
Ser. 05-5AR, Class 2A1, 5.39s, 2035	2,311,873	2,320,542
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.095s, 2030	470,000	480,349
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)	1,147,000	1,146,933
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,757,446
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	203,174
Ser. 00-C2, Class J, 6.22s, 2033	439,000	446,375
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)	1,175,000	1,201,438
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)	463,000	463,301
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	522,893	6,659
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	1,478,418	1,363,250
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.879s, 2036	8,680,003	411,714
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	215,646
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	300,720
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	196,267
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	135,094
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 4.646s, 2034	34,583	35,147
Ser. 05-9, Class AX, IO, 1.006s, 2035	11,770,944	175,387
FRB Ser. 05-18, Class 6A1, 5.27s, 2035	1,016,886	1,014,984
Wachovia Bank Commercial Mortgage Trust

Ser. 06-C23, Class A4, 5.418s, 2045	5,131,000	5,154,167
Ser. 05-C17, Class A4, 5.083s, 2042	2,878,000	2,832,521
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,272,972
Ser. 06-C28, Class XC, IO, 0.381s, 2048	9,350,834	260,047
Ser. 06-C29, IO, 0.372s, 2048	39,961,856	1,196,858
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	313,000	312,962
Ser. 03-C3, Class IOI, IO, 0.373s, 2035	7,227,293	218,439
Ser. 06-C23, Class XC, IO, 0.045s, 2045	39,176,787	243,288
Ser. 06-C26, Class XC, IO, 0.037s, 2045	14,933,210	57,194
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.856s, 2049	6,277,000	301,100
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	3,174,500	170,009
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	70,793
Ser. 06-SL1, Class A, 5.3s, 2043	1,949,181	1,952,074
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.203s, 2031 (Cayman Islands)	572,000	595,454
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.244s, 2036	1,306,243	1,296,089
Ser. 05-AR12, Class 2A5, 4.319s, 2035	8,480,000	8,178,960
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	190,450
Ser. 05-AR2, Class 2A1, 4.545s, 2035	628,515	619,751
Ser. 04-R, Class 2A1, 4.361s, 2034	639,523	629,130
Ser. 05-AR9, Class 1A2, 4.354s, 2035	657,596	646,652

Total collateralized mortgage obligations (cost $315,416,044)		$313,553,220

ASSET-BACKED SECURITIES (11.4%)(a)
	Principal amount	Value

Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	$373,000	$378,356
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	31,528	30,405
Ser. 04-6N, Class Note, 4 3/4s, 2035	29,137	28,072
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	1,398,238	1,402,806
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	1,963,700	1,968,609
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	388,000	306,520
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	629,591
Ser. 04-1A, Class E, 6.42s, 2039	495,418	492,900
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	61,000	41,419
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	176,000	122,345
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.69s, 2034	304	304
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	41,964	41,971
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	451,646	453,551
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	470,000	474,700
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	171,410
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	934,973	129,307
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	2,147,000	2,147,492
Ser. 04-B, Class A1, 5.82s, 2039	2,465,539	2,465,527
FRB Ser. 04-D, Class A, 5.71s, 2044	813,321	813,674
Ser. 05-B, Class A, IO, 4.37s, 2039	2,469,225	45,516
Ser. 04-D, Class A, IO, 3.938s, 2007	3,241,005	19,699
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	489,389	492,619
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	485,421	487,265
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	425,599	426,025
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	301,000	180,600
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	178,000	115,700
FRB Ser. 03-3, Class A2, 5.91s, 2043	929,663	931,115
FRB Ser. 05-3, Class A1, 5.77s, 2035	348,457	349,110
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	106,000	68,900
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	698,000	666,590
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	576,225
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	278,000	281,095
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	80,860	79,909
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	261,816	269,376
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	42,514	43,131
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	860,000	869,684
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	47,365	45,797
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	4,725	4,618
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	470,000	473,250
Conseco Finance Securitizations Corp.

Ser. 02-1, Class M2, 9.546s, 2033	1,135,000	851,250
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,528,178	498,514
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,763,921
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,510,832
Ser. 01-4, Class A4, 7.36s, 2033	2,557,338	2,660,672
Ser. 00-6, Class A5, 7.27s, 2031	458,612	460,039
Ser. 01-1, Class A5, 6.99s, 2032	2,994,984	2,953,635
Ser. 01-3, Class A4, 6.91s, 2033	2,596,000	2,574,767
Ser. 02-1, Class A, 6.681s, 2033	2,729,703	2,775,723
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	32,576	31,436
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	49,362	47,023
Ser. 04-14N, 5s, 2036	21,289	19,292
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.744s, 2046	5,031,927	198,132
Ser. 05-9, Class 1X, IO, 2.156s, 2035	4,843,894	83,254
Ser. 05-2, Class 2X, IO, 1.16s, 2035	5,676,537	124,174
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	503,693	531,812
IFB Ser. 05-R1, Class 1AS, IO, 0.805s, 2035	3,325,545	98,566
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	3,413,095	112,413
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	716,000	735,047
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	176,203	167,393
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	155,000	159,392
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	286,000	286,273
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	34,506	35
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	166,011	166,114
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	480,000	471,886
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	89,553	797
Ser. 04-3, Class A, 4 1/2s, 2034	2,500	46
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	836,610	836,947
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	513,000	512,995
Ser. 04-1A, Class B, 6.17s, 2018	64,180	64,632
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	811,556
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	298,524	294,016
Ser. 04-2, Class C, 6.17s, 2032	223,286	223,284
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	1,379,000	14,652
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	863,778	869,649
FRB Ser. 02-1, Class 1C, 6.66s, 2042 (United Kingdom)	437,554	437,683
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	271,875	273,062
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	6,610,000	6,279,500
Ser. 97-6, Class A9, 7.55s, 2029	321,465	333,601
Ser. 97-4, Class A7, 7.36s, 2029	261,201	270,016
Ser. 97-6, Class A8, 7.07s, 2029	136,613	139,587
Ser. 98-4, Class A7, 6.87s, 2030	139,941	139,241
Ser. 97-7, Class A8, 6.86s, 2029	183,854	187,039
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	491,315
Ser. 99-3, Class A5, 6.16s, 2031	15,254	15,349
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	1,518,444	1,401,025
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	513,948	510,181
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	1,812	1,793
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	166,490	177,595
Ser. 05-RP3, Class 1A3, 8s, 2035	520,168	550,078
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	430,571	449,925
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	454,406	480,435
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	514,997	538,012
IFB Ser. 04-4, Class 1AS, IO, 0.725s, 2034	7,984,214	244,669
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	400,000	400,880
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	477,898	474,505
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	266,661	237,329
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.86s, 2036 (Cayman Islands)	1,097,292	1,089,062
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034 (Cayman Islands)	17,837	16,945
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	188,000	186,351
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035	268,000	182,240
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	1,280,000	1,350,500
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	2,075,000	2,075,000
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	1,626,445	1,268,627
Ser. 02-A IO, 0.3s, 2032	58,169,144	621,520
Marriott Vacation Club Owner Trust 144A

Ser. 05-2, Class D, 6.205s, 2027	49,764	49,596
FRB Ser. 02-1A, Class A1, 6.02s, 2024	564,743	568,659
Ser. 04-2A, Class D, 5.389s, 2026	48,809	47,433
Ser. 04-2A, Class C, 4.741s, 2026	48,370	46,870
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	4,625	4,555
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	347,310	362,623
Ser. 05-1, Class 1A4, 7 1/2s, 2034	629,338	657,290
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	860,000	870,115
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	2,160,152	2,052,144
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	6,242	6,192
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	13,146	12,949
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	8,883	8,750
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	24,618	23,879
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	15,264	15,074
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	7,669	1,150
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	228,196	226,719
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	23,624	23,591
Ser. 04-HB2, Class E, 5s, 2012	93,757	91,995
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)	500,000	509,766
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.864s, 2015 (Cayman Islands)	520,000	520,260
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	175,585	172,192
Ser. 04-B, Class C, 3.93s, 2012	144,990	141,429
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	719,866	700,822
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.52s, 2038 (Cayman Islands)	299,000	299,000
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.123s, 2035	231,035	235,511
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	217,362	225,378
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	672,494	527,065
Ser. 02-C, Class A1, 5.41s, 2032	1,862,480	1,703,353
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	206,835	185,385
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)	273,000	275,730
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)	300,000	300,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	93,000	66,058
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	153,373	150,905
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034	179,000	153,940
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	12,092	11,402
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.49s,
2042 (United Kingdom)	580,000	584,792
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	267,000	268,193
Ser. 04-DA, Class D, 4.4s, 2011	415,000	411,142
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.8s, 2035	371,000	222,600
Ser. 04-NT12, Class Note, 4.7s, 2035	3,051	2,974
Ser. 04-NT, Class Note, 4 1/2s, 2034	70,992	63,893
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037	5,468,236	297,507
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	724,634	723,728
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	7,356	23
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	67,781	2,711
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	98,270	10
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	3,891	125
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	23,121	106
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	25,734	64
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	6,120	122
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	14,353	72
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034	64,144	2,566
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	202,000	151,147
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.56s,
2038 (Cayman Islands)	235,000	235,729
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	510,891	510,840
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.82s, 2035	420,000	217,812
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015	2,146,458	2,143,775
Structured Asset Securities Corp. 144A Ser. 06-RF4,
Class 1A, IO, 0.356s, 2036	3,015,406	65,133
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.74s, 2035	23,022	23,025
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	718,000	714,913
WFS Financial Owner Trust

Ser. 05-1, Class D, 4.09s, 2012	111,471	110,129
Ser. 04-3, Class D, 4.07s, 2012	136,655	135,562
Ser. 04-4, Class D, 3.58s, 2012	64,582	63,684
Ser. 04-1, Class D, 3.17s, 2011	45,509	45,347
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	649,850	649,824
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	49,562	49,483

Total asset-backed securities (cost $84,353,903)		$82,203,228

CORPORATE BONDS AND NOTES (13.0%)(a)
	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$695,000	$672,749
Georgia-Pacific Corp. debs. 9 1/2s, 2011	320,000	355,200
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	273,000
Lafarge SA notes 6 1/2s, 2016 (France)	135,000	141,275
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	185,951
Newmont Mining Corp. notes 5 7/8s, 2035	275,000	253,625
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	325,000	314,880
Westvaco Corp./NY unsec. notes 7 1/2s, 2027	70,000	73,868
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	306,316
		2,576,864

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	179,681
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	240,000	237,900
Legrand SA debs. 8 1/2s, 2025 (France)	355,000	417,125
		834,706

Communication Services (1.2%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	330,850
AT&T Corp. sr. notes 8s, 2031	270,000	333,662
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	965,000	1,244,795
France Telecom notes 8 1/2s, 2031 (France)	85,000	110,471
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	250,993
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	320,000	328,000
Southwestern Bell Telephone debs. 7s, 2027	425,000	434,655
Sprint Capital Corp. company guaranty 6.9s, 2019	465,000	481,547
Sprint Capital Corp. company guaranty 6 7/8s, 2028	630,000	627,409
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	140,000	145,975
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	145,000	140,584
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	70,000	67,668
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	425,000	403,217
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	295,000	314,955
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	115,000	120,010
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	287,515
Telus Corp. notes 8s, 2011 (Canada)	435,000	476,423
Verizon Communications, Inc. sr. unsec. bond 6 1/4s,
2037	610,000	604,065
Verizon Communications, Inc. sr. unsec. bond 5 1/2s,
2017	435,000	431,838
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,016,512
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	45,346
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	481,513
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	255,000	241,917
		8,919,920

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	289,802

Consumer Cyclicals (0.7%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	262,462
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	278,445
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	695,000	725,465
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	175,000	184,270
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	720,000	731,471
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	470,000	468,511
Federated Retail Holdings, Inc. company guaranty
5.35s, 2012	560,000	558,254
Ford Motor Credit Corp. notes 6 3/8s, 2008	425,000	419,001
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	44,520
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	401,419
Office Depot, Inc. notes 6 1/4s, 2013	232,000	237,065
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	281,366
Wyndham Worldwide Corp. 144A sr. unsec. 6s, 2016	315,000	314,972

		4,907,221

Consumer Staples (1.3%)
Comcast Corp. company guaranty 5 7/8s, 2018	250,000	250,676
Cox Communications, Inc. notes 7 1/8s, 2012	300,000	323,425
Cox Communications, Inc. 144A bonds 6.45s, 2036	385,000	387,501
Cox Communications, Inc. 144A notes 5 7/8s, 2016	365,000	367,446
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	531,818
CVS Corp. 144A pass-through certificates 6.117s, 2013	754,021	770,851
Delhaize America, Inc. company guaranty 8 1/8s, 2011	270,000	295,334
Fortune Brands, Inc. notes 5 3/8s, 2016	375,000	360,381
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,166
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	474,534
News America Holdings, Inc. debs. 7 3/4s, 2045	875,000	989,129
News America, Inc. company guaranty 6.4s, 2035	250,000	248,669
TCI Communications, Inc. debs. 9.8s, 2012	670,000	793,217
TCI Communications, Inc. debs. 8 3/4s, 2015	580,000	685,046
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	593,492
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	5,910
Time Warner, Inc. company guaranty 6 1/2s, 2036	175,000	174,505
Time Warner, Inc. company guaranty 5 7/8s, 2016	300,000	302,498
Time Warner, Inc. debs. 9.15s, 2023	325,000	404,801
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,037,120
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	253,431
		9,270,950

Energy (0.7%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	530,000	522,906
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	295,000	295,785
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	420,000	446,250
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	250,000	260,374
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	415,000	454,130
Forest Oil Corp. sr. notes 8s, 2011	250,000	260,625
Hess Corp. bonds 7 7/8s, 2029	500,000	576,755
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	220,000	219,358
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	280,000
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	312,000
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	600,000	619,502
Sunoco, Inc. notes 4 7/8s, 2014	260,000	247,816
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	305,000	346,580
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	350,000	349,959
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	191,239
		5,383,279

Financial (5.1%)
AGFC Capital Trust I company guaranty 6s, 2067	270,000	267,964
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	845,000	828,135
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	725,000	782,514
Axa SA 144A sub. notes FRN 6.379s, 2036 (France)	375,000	368,341
Bank of America NA sub. notes 5.3s, 2017	825,000	811,411
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	442,966
Block Financial Corp. notes 5 1/8s, 2014	335,000	317,737
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	905,000	914,096
Capital One Capital III company guaranty 7.686s, 2036	720,000	772,504
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	1,360,000	1,315,984
CIT Group, Inc. sr. notes 5s, 2015	160,000	153,440
CIT Group, Inc. sr. notes 5s, 2014	1,550,000	1,506,182
Citigroup, Inc. sub. notes 5s, 2014	171,000	166,940
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	305,000	315,851
CNA Financial Corp. unsecd. notes 6s, 2011	305,000	311,421
Colonial Properties Trust notes 6 1/4s, 2014 (R)	300,000	309,977
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	495,000	566,941
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	485,877
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	160,000	159,916
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	281,723
ERP Operating LP notes 6.584s, 2015	245,000	262,697
Fleet Capital Trust V bank guaranty FRN 6.35s, 2028	470,000	471,652
Fund American Cos., Inc. notes 5 7/8s, 2013	650,000	656,368
GATX Financial Corp. notes 5.8s, 2016	235,000	233,821
General Motors Acceptance Corp. bonds 8s, 2031	380,000	407,415
General Motors Acceptance Corp. FRN 6.31s, 2007	720,000	719,998
General Motors Acceptance Corp. notes 7s, 2012	380,000	381,923
Greenpoint Capital Trust I company guaranty 9.1s, 2027	265,000	277,939
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	161,361
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	325,000	313,988
Highwood Properties, Inc. 144A bonds 5.85s, 2017 (R)	410,000	407,011
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	342,147
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	220,696
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	254,577
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,389,690
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,060,000	1,084,878
International Lease Finance Corp. notes 4 3/4s, 2012	1,075,000	1,055,481
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	705,000	699,899

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	585,000	609,714
JPMorgan Chase Capital XX jr. sub. bond Ser. T, 6.55s,
2036	950,000	945,250
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	65,000	65,134
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	939,839
Lincoln National Corp. FRB 7s, 2066	515,000	539,670
Loews Corp. notes 5 1/4s, 2016	210,000	205,887
MetLife, Inc. jr. sub. FRN 6.4s, 2036	630,000	615,128
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	310,000	327,639
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	234,133
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	277,733
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	249,638
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,194,649
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	201,601
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	532,725
PNC Bank NA notes 4 7/8s, 2017	420,000	400,434
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	401,638
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	818,376
RBS Capital Trust IV company guaranty FRN 6.15s, 2049	600,000	606,833
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013
(R)	285,000	290,453
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	281,781
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	110,000	127,291
Safeco Capital Trust I company guaranty 8.072s, 2037	585,000	610,378
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	305,000	309,123
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	290,091
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	35,000	35,124
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	940,000	982,868
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	355,000	375,136
UBS AG/Jersey Branch FRN 8.35s, 2008 (Jersey)	1,485,000	1,518,413
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	425,000	433,730
Westfield Group sr. notes 5.7s, 2016 (Australia)	365,000	369,533
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	649,109
Willis Group North America, Inc. company guaranty
6.2s, 2017	295,000	294,730
		37,155,242

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008	430,000	431,320
Hospira, Inc. sr. notes 6.05s, 2017	230,000	229,819
Hospira, Inc. sr. notes 5.55s, 2012	320,000	320,126
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	115,000	118,163
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	255,000	263,925
Wyeth notes 5.95s, 2037	810,000	797,729
		2,161,082

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	338,024
Avnet, Inc. notes 6s, 2015	310,000	307,362
Intuit, Inc. sr. unsec. bond 5 3/4s, 2017	75,000	73,815
Intuit, Inc. sr. unsec. bond 5.4s, 2012	115,000	114,691
Xerox Corp. sr. notes 6.4s, 2016	445,000	457,694
		1,291,586

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	233,963
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,205,000	1,216,297
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	185,000	188,400
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	245,000	242,899
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	290,587
		2,172,146

Utilities & Power (2.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	330,476
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	241,728
Arizona Public Services Co. notes 6 1/2s, 2012	435,000	453,292
Atmos Energy Corp. notes 4.95s, 2014	465,000	441,693
Beaver Valley II Funding debs. 9s, 2017	605,000	688,188
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	683,063
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	556,855
Cleveland Electric Illuminating Co. (The) sr. unsec.
bond 5.95s, 2036	720,000	686,167
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	225,000	263,542
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	470,000	436,224
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	325,000	324,580
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	350,000	345,727
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,375,000	1,400,787
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	50,000	50,186

Enbridge Energy Partners LP sr. unsec. bond 5 7/8s,
2016	310,000	311,447
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	390,959
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	239,833
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	320,000	371,379
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	160,000	165,200
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	452,432
Kansas Gas & Electric bonds 5.647s, 2021	150,000	147,483
Kinder Morgan, Inc. notes 6s, 2017	230,000	233,519
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	285,000	290,799
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	890,000	888,076
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	267,599
Nevada Power Co. 2nd mtge. 9s, 2013	229,000	247,071
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	185,000	186,531
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	443,905
Oncor Electric Delivery Co. debs. 7s, 2022	245,000	262,462
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	375,000	418,983
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	320,000	308,022
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	485,000	484,202
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	454,838
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)	439,117	443,636
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	260,611
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	400,000	403,408
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	390,000	404,108
Public Service Co. of New Mexico sr. notes 4.4s, 2008	270,000	268,247
Southern California Edison Co. notes 6.65s, 2029	515,000	557,501
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	410,000	392,654
Southern Natural Gas. Co. 144A notes 5.9s, 2017	185,000	182,905
Southern Union Co. jr. sub. FRN 7.2s, 2066	445,000	448,588
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	370,700
Teco Energy, Inc. notes 7.2s, 2011	465,000	492,900
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	275,000	277,251
TXU Energy Co. 144A sr. unsec. FRN 5.85s, 2008	1,025,000	1,024,948
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	43,003
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	308,782
		19,346,490

Total corporate bonds and notes (cost $93,973,571)		$94,309,288

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/strike price	Contract amount	Value

Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.35	$18,652,000	$262,023
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.35	18,652,000	480,308
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39	36,693,000	459,789
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39	36,693,000	993,995
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	9,709,000	143,576
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	9,709,000	245,097

Total purchased options outstanding (cost $2,649,654)			$2,584,788

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $414,955)
	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$415,000	$428,927

SHORT-TERM INVESTMENTS (5.8%)(a)

	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$597,860	$597,075
U.S. Treasury Bills for an effective yield of 5.15%,
April 5, 2007 (SEG)	1,049,000	1,023,651
U.S. Treasury Bills for an effective yield of 5.08%,
April 26, 2007 (SEG)	1,050,000	1,046,312
Putnam Prime Money Market Fund (e)	39,529,452	39,529,452

Total short-term investments (cost $42,196,490)		$42,196,490

TOTAL INVESTMENTS

Total investments (cost $971,342,125) (b)	$967,422,510

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	963	$229,013,438	Dec-07	$292,905
Euro-Dollar 90 day (Long)	626	149,105,375	Mar-08	209,572
Euro-Dollar 90 day (Long)	1	237,313	Sep-07	(115)
U.S. Treasury Note 2 yr (Long)	21	4,302,703	Jun-07	(3,649)
U.S. Treasury Note 5 yr (Short)	326	34,489,781	Jun-07	(59,995)
U.S. Treasury Note 10 yr (Long)	826	89,311,250	Jun-07	211,947
U.S. Treasury Bond 20 yr (Short)	146	16,242,500	Jun-07	255,132

Total				$905,797

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $4,322,007) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$43,180,000	Jul-07/4.55	$28,343
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	303,714
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	272,077
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	43,180,000	Jul-07/4.55	2,109,965

Total			$2,714,099

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $196,340,402) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FHLMC, 5s, April 1, 2037		$34,900,000	4/12/07	$33,722,125
FHLMC, 5s, May 1, 2037		64,400,000	5/14/07	62,218,952
FNMA,	6s, April 1, 2037	5,000,000	4/12/07	5,036,719
FNMA,	6s, April 1, 2022	32,300,000	4/17/07	32,832,446
FNMA,	5 1/2s, April 1, 2037	62,800,000	4/12/07	62,127,846

Total				$195,938,088

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(287,354)

	1,769,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(21,868)

	21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	24,130

	1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	56,607

	1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	42,182

	3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	98,719

	8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	216,710

	22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(612,451)

	39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(41,070)

	35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(882,593)

	29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	460,577

	24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	903,340

	23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(343,164)

Citibank, N.A.
	23,850,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(274,513)

	1,590,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(50,722)

Credit Suisse First Boston International
	10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(203,301)

	28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	28,926

Credit Suisse International
	2,609,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	10,067

	1,656,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	6,841

	9,200,000	3/14/12	3 month USD-LIBOR-BBA	4.98%	(8,610)

Goldman Sachs International
	1,696,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(76,268)

	4,880,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(140,445)

	9,190,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(12,922)

	7,552,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	39,890

	13,947,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(90,402)

	62,989,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(805,813)

	14,556,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	3,183

	64,699,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(909,740)

	1,655,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(42,051)

	5,663,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(13,710)

	17,775,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	5,747

JPMorgan Chase Bank, N.A.
	19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	59,424

	16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(776,077)

	33,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	920,611

	63,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	216,947

	5,862,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(188,658)

	25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,103,576)

	1,800,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	68,303

	7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	200,095

	6,637,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(19,171)

	40,872,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	328,339

	26,777,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	514,442

	14,151,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(42,312)

	3,601,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	20,375

	1,979,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(8,199)

	14,515,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	12,292

	64,534,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(913,757)

	27,520,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(388,789)

	19,780,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(232,346)

	35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(721,594)

	20,825,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	4,994

	1,793,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(17,341)

	65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	924,398

	19,667,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(333,461)

Lehman Brothers International (Europe)
	34,981,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	63,934

	7,828,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(199,351)

	19,475,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(299,898)

	7,828,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	200,924

	19,475,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	301,690

	104,829,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(3,229,956)

	92,028,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,679,613)

	38,030,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(230,433)

Lehman Brothers Special Financing, Inc.

	12,600,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	23,243

	4,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	52,359

	43,020,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(6,239)

	56,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(698,832)

	91,686,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	345,657

Morgan Stanley Capital Services, Inc.
	1,040,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(1,256)

Total					$(9,752,910)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank plc
	$28,620,000	6/1/07	41.2 bp plus	The spread	$(27,618)
			change in spread	return of Lehman
			of Lehman	Brothers Aaa
			Brothers Aaa	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
	10,100,000	5/1/07	10 bp plus	The spread	(29,226)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
	1,592,000	9/15/11	678 bp (1 month	Ford Credit Auto	7,152
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	7,140,000	5/1/07	15 bp plus	The spread	(11,253)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
	4,655,000	10/1/07	175 bp plus	The spread	(1,909)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

	10,100,000	5/1/07	10 bp plus	The spread	(25,250)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Lehman Brothers Special Financing, Inc.
	10,333,000	10/1/07	30 bp plus	The spread	(4,133)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Total					$(92,237)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG Series 8
Index	$(6,681)	$11,520,000	6/20/17	(60 bp)	$11,991

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	305,000	9/20/11	(111 bp)	(1,952)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	120,000	6/20/11	(101 bp)	(542)

Deutsche Bank AG
DJ CDX NA IG Series 7	(1)	1,491,000	12/20/13	(50 bp)	571

DJ CDX NA IG Series 7
Index	22,961	8,465,000	12/20/11	(40 bp)	12,859

DJ CDX NA IG Series 7
Index 7-10% tranche	--	1,491,000	12/20/13	55 bp	4,810

DJ CDX NA IG Series 8
Index 7-10% tranche	--	1,334,000	6/20/12	22 bp	944

France Telecom, 7.25%,
1/28/13	--	750,000	6/20/16	70 bp	15,633

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,768,000	(a)	2.461%	262,275

DJ CDX NA IG Series 7
Index	3,083	5,481,000	12/20/13	(50 bp)	(266)

DJ CDX NA IG Series 7
Index	(7,453)	65,145,000	12/20/11	(40 bp)	(85,193)

DJ CDX NA IG Series 7
Index	(1)	2,485,000	12/20/13	(50 bp)	952

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,481,000	12/20/13	48 bp	(282)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	2,485,000	12/20/13	56 bp	14,594

DJ CDX NA IG Series 8
Index	--	11,530,000	6/20/17	(60 bp)	18,687

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	4,655,000	3/15/49	(70 bp)	(621)

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--	10,333,000	3/15/49	(700 bp)	(1,405)

DJ CDX NA IG Series 7
Index	1,394	2,350,000	12/20/13	(50 bp)	2,295

DJ CDX NA IG Series 7
Index 7-10% tranche	--	2,350,000	12/20/13	54.37 bp	6,814

Hilton Hotels, 7 5/8%,
12/1/12	--	610,000	6/20/13	94 bp	(7,123)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	1,531	2,579,000	12/20/13	(50 bp)	2,519

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	2,579,000	12/20/13	53 bp	6,884

DJ CDX NA IG Series 8
Index	--	11,470,000	6/20/17	(60 bp)	(2,906)

DJ CDX NA IG Series 8
Index	(613)	667,000	6/20/12	(35 bp)	214

Total					$261,752

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $724,037,583.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2007. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $974,558,521, resulting in gross unrealized appreciation and depreciation of $4,404,682 and $11,540,693, respectively, or net unrealized depreciation of $7,136,011.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $584,706. The fund received cash collateral of $597,075 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $541,567 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $86,602,552 and $126,064,088, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $265,814,145 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Australia (1.3%)
BHP Billiton, Ltd.	73,709	$1,782,578
Macquarie Airports	197,639	638,040
Macquarie Bank, Ltd.	141,861	9,498,023
National Australia Bank, Ltd.	41,263	1,348,790
QBE Insurance Group, Ltd.	43,249	1,103,672
Westpac Banking Corp.	86,564	1,845,526
		16,216,629

Austria (0.5%)
Telekom Austria AG	280,200	7,000,366

Belgium (1.9%)
Delhaize Group	155,646	14,301,065
InBev NV	141,862	10,238,601
		24,539,666

Brazil (1.0%)
Petroleo Brasileiro SA ADR	135,590	13,492,561

Canada (0.1%)
Teck Cominco, Ltd. Class B	9,882	690,034

China (--%)
China Shenhua Energy Co., Ltd.	206,000	498,266

Finland (1.6%)
Metso Corp. (S)	60,600	3,200,354
Nokia OYJ	751,292	17,285,140
Sampo OYJ Class A (S)	28,100	852,498
		21,337,992

France (10.2%)
Axa SA	591,328	25,061,913
France Telecom SA	575,383	15,189,467
Pernod-Ricard SA	3,360	681,157
Peugeot SA	144,166	10,156,556
Pinault-Printemps-Redoute SA	4,118	658,257
Renault SA	62,919	7,355,578
Sanofi-Synthelabo SA	5,269	458,024
Schneider Electric SA	128,609	16,319,654
Schneider Electric SA (New) (NON)	7,090	870,989
Societe Generale	155,317	26,830,664
Total SA	385,264	26,982,536
Veolia Environnement	22,096	1,642,237
		132,207,032

Germany (11.5%)
Adidas-Salomon AG	344,666	18,800,498
Allianz SE	141,155	29,026,578
BASF AG	254,941	28,629,551
Bayerische Motoren Werke (BMW) AG	85,364	5,041,625
Commerzbank AG	177,700	7,865,925
Deutsche Bank AG	86,911	11,693,426
E.On AG	5,395	729,183
Henkel KGaA (Preference)	42,296	6,253,792
Merck KGaA	29,331	3,780,664
Merck KGaA 144A	32,340	4,168,513
MTU Aero Engines Holding AG	13,465	799,203
Praktiker Bau- und Heimwerkermaerkte AG	42,860	1,512,042
RWE AG	118,376	12,518,944
Salzgitter AG	108,026	15,737,361
SAP AG	10,224	456,117
Siemens AG	8,499	908,011
ThyssenKrupp AG	23,123	1,143,652
		149,065,085

Greece (2.2%)
EFG Eurobank Ergasias SA 144A	82,650	3,377,094
EFG Eurobank Ergasias SA	366,830	14,988,740
Hellenic Telecommunication Organization (OTE) SA (NON)	376,538	10,297,164
National Bank of Greece SA	9,515	504,404
		29,167,402

Hong Kong (0.9%)
BOC Hong Kong Holdings, Ltd.	344,000	833,817
China Netcom Group Corp., Ltd.	2,096,500	5,473,400
Esprit Holdings, Ltd.	62,500	733,069
Great Eagle Holdings, Ltd.	1,201,000	4,073,062
Hong Kong Exchanges and Clearing, Ltd.	92,000	896,582

		12,009,930

Hungary (0.4%)
MOL Magyar Olaj- es Gazipari Rt.	40,856	4,705,783

Ireland (2.5%)
Allied Irish Banks PLC	311,949	9,247,310
Bank of Ireland PLC (Dublin Exchange)	117,320	2,530,017
CRH PLC	182,512	7,798,665
Experian Group, Ltd.	856,964	9,871,979
Experian Group, Ltd. 144A	77,099	888,158
Smurfit Kappa PLC (NON)	32,883	821,092
Smurfit Kappa PLC 144A (NON)	68,676	1,714,847
		32,872,068

Israel (--%)
Teva Pharmaceutical Industries, Ltd. ADR	11,200	419,216

Italy (0.3%)
Piaggio & C. SpA (Italy) (NON)	320,828	1,631,139
Saipem SpA	38,464	1,119,669
UniCredito Italiano SpA	156,184	1,485,937
		4,236,745

Japan (23.6%)
Aeon Co., Ltd.	214,800	4,285,787
Aeon Co., Ltd. 144A	19,100	381,092
Asahi Kasei Corp.	873,000	6,359,603
Astellas Pharma, Inc.	341,600	14,733,639
Canon, Inc.	151,800	8,158,380
Chiyoda Corp.	378,000	8,296,230
Dai Nippon Printing Co., Ltd.	499,000	7,854,865
Daiichi Sankyo Co., Ltd.	442,200	13,553,591
Daito Trust Construction Co., Ltd.	227,100	10,701,350
Denso Corp.	27,300	1,015,232
Dowa Mining Co., Ltd. (Rights) (F)(NON)	59,000	501
East Japan Railway Co.	2,587	20,163,576
Fuji Photo Film Cos., Ltd.	445,900	18,247,903
Fuji Television Network, Inc.	215	498,344
Hoya Corp.	32,900	1,092,197
Japan Tobacco, Inc.	2,479	12,186,628
Komatsu, Ltd.	48,000	1,010,698
Kubota Corp.	64,000	561,318
Lawson, Inc.	167,500	6,442,308
Matsushita Electric Industrial Co., Ltd.	971,000	19,579,937
Mitsubishi Corp.	385,900	8,961,084
Mitsubishi UFJ Financial Group, Inc.	176	1,987,434
Mitsui & Co., Ltd.	37,000	691,119
Mitsui Fudosan Co., Ltd.	27,000	793,174
Mitsui O.S.K Lines, Ltd.	1,107,000	12,293,734
Mizuho Financial Group, Inc.	1,722	11,096,943
NET One Systems Co., Ltd.	418	496,859
Nippon Electric Glass Co., Ltd.	568,500	9,967,333
Nippon Steel Corp.	209,000	1,469,282
Nissan Motor Co., Ltd.	1,396,500	14,975,204
Nomura Securities Co., Ltd.	48,100	1,002,594
NSK, Ltd.	684,000	6,527,560
NTT DoCoMo, Inc.	296	547,869
Omron Corp.	273,500	7,361,139
Ono Pharmaceutical Co., Ltd.	138,700	7,772,287
ORIX Corp.	46,480	12,115,266
Osaka Gas Co., Ltd.	2,449,000	9,502,403
Rohm Co., Ltd.	6,300	571,803
Sankyo Co., Ltd.	12,100	532,162
SMC Corp.	4,700	630,897
Sony Corp.	12,600	640,805
Sumco Corp.	16,600	690,610
Sumitomo Mitsui Banking Corp.	114,000	1,189,557
Suzuki Motor Corp.	468,200	12,164,137
Terumo Corp.	229,600	8,947,733
Toho Gas Co., Ltd.	1,027,000	5,284,106
Toyota Motor Corp.	54,800	3,512,821
Trend Micro, Inc.	347,500	9,500,340
		306,349,434

Netherlands (1.0%)
Aegon NV	30,937	616,348
Akzo Nobel NV	10,649	808,385
ING Groep NV	15,227	643,527
TNT NV	234,410	10,745,553
		12,813,813

Norway (2.8%)
DnB Holdings ASA	942,400	13,306,879
Electromagnetic GeoServices AS 144A (NON)	36,910	820,140
Schibsted ASA	45,350	2,000,165
Statoil ASA	762,600	20,770,571
		36,897,755

Portugal (0.1%)
Banco Comercial Portugues SA	342,189	1,238,267

Russia (--%)
Gazprom	56,486	590,279

Singapore (1.0%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	4,368,000	4,175,908
Oversea-Chinese Banking Corp.	169,000	1,002,835
Singapore Airlines, Ltd.	89,000	974,088
Singapore Exchange, Ltd.	1,326,000	5,726,446
StarHub, Ltd. 144A	246,000	462,254
		12,341,531

South Korea (0.6%)
INI Steel Co.	157,420	5,992,170
Kookmin Bank	8,130	729,582
LG Electronics, Inc.	7,200	491,483
		7,213,235

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	1,336,199	32,794,084
Banco Santander Central Hispano SA	75,880	1,353,669
Iberdrola SA	23,627	1,116,524
Telefonica SA	29,372	647,137
		35,911,414

Sweden (2.2%)
Hennes & Mauritz AB Class B	294,090	16,934,650
Telefonaktiebolaget LM Ericsson AB Class B	3,015,080	11,099,461
		28,034,111

Switzerland (11.4%)
Clariant AG (NON)	39,418	676,488
Credit Suisse Group	433,738	31,131,742
Julius Baer Holding, Ltd. Class B	7,331	1,000,477
Nestle SA	48,509	18,896,110
Nobel Biocare Holding AG	67,924	24,767,744
Novartis AG	24,048	1,379,657
Roche Holding AG	182,889	32,365,738
Swisscom AG	44,336	16,029,787
Zurich Financial Services AG	76,289	22,025,160
		148,272,903

Taiwan (0.1%)
AU Optronics Corp.	445,000	636,175
Mega Financial Holdings Co., Ltd.	562,000	366,898
		1,003,073

United Kingdom (16.4%)
BAE Systems PLC	122,353	1,107,356
Barclays PLC	1,108,062	15,718,607
Barratt Developments PLC	514,862	11,193,550
BAT Industries PLC	25,155	786,435
BHP Billiton PLC	1,441,536	32,134,396
BP PLC	2,974,445	32,304,257
Centrica PLC	89,342	679,391
Davis Service Group PLC	60,702	695,687
GlaxoSmithKline PLC	40,826	1,122,142
IMI PLC	515,105	5,878,121
Imperial Chemical Industries PLC	619,123	6,090,623
J Sainsbury PLC	64,913	701,801
Ladbrokes PLC	769,249	6,091,827
Man Group PLC	766,155	8,366,125
Mitchells & Butlers PLC	559,889	8,669,447
Pennon Group PLC	50,718	583,259
Punch Taverns PLC	674,427	16,546,881
Reckitt Benckiser PLC	494,350	25,735,886
Rio Tinto PLC	25,200	1,438,841
Royal Bank of Scotland Group PLC	620,041	24,203,424
Scottish Power PLC	41,341	650,707
Travis Perkins PLC	269,459	10,666,831
Vodafone Group PLC	691,865	1,844,481
		213,210,075

Total common stocks (cost $1,065,470,496)		$1,252,334,665

WARRANTS (--%)(a)(NON) (cost $397,736)
	Expiration date	Strike Price	Warrants	Value

Fuji Television Network, Inc. Structured Exercise Call Warrants 144A
(issued by Merrill Lynch International & Co.) (Japan)	11/20/07	--	197	$455,540

SHORT-TERM INVESTMENTS (3.7%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned

securities with of yield of 5.10% a due date of
April 2, 2007 (d)	$3,800,804	$3,799,200
Putnam Prime Money Market Fund (e)	44,829,575	44,829,575

Total short-term investments (cost $48,628,775)		$48,628,775

TOTAL INVESTMENTS

Total investments (cost $1,114,497,007)(b)		$1,301,418,980

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $253,962,638) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,439,221	$23,621,984	4/18/07	$(817,237)
British Pound	3,178,503	3,118,928	6/20/07	(59,575)
Euro	45,072,484	44,792,933	6/20/07	(279,551)
Hong Kong Dollar	24,826,721	24,879,576	5/16/07	52,855
Japanese Yen	61,414,085	60,423,956	5/16/07	(990,129)
Norwegian Krone	4,383,813	4,326,845	6/20/07	(56,968)
Swedish Krona	12,912,859	12,833,779	6/20/07	(79,080)
Swiss Franc	80,343,263	79,964,637	6/20/07	(378,626)

Total				$(2,608,311)

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $282,808,175) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$114,573,121	$111,263,564	4/18/07	$3,309,557
British Pound	66,671,275	65,840,613	6/20/07	830,662
Canadian Dollar	23,086	22,680	4/18/07	406
Euro	77,154,627	76,208,221	6/20/07	946,406
Japanese Yen	10,338,817	10,404,025	5/16/07	(65,208)
Norwegian Krone	9,671,429	9,564,239	6/20/07	107,190
Swedish Krona	3,176,438	3,158,756	6/20/07	17,682
Swiss Franc	6,359,869	6,346,077	6/20/07	13,792

Total				$5,160,487

NOTES

(a) Percentages indicated are based on net assets of $1,299,543,714.

(b) The aggregate identified cost on a tax basis is $1,123,488,562, resulting in gross unrealized appreciation and depreciation of $192,948,145 and $15,017,727, respectively, or net unrealized appreciation of $177,930,418.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $3,616,612. The fund received cash collateral of $3,799,200 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $422,016 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $92,323,025 and $65,275,735, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $44,725,620 have been designated as collateral for open forward commitments and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at March 31, 2007 (as a percentage of net assets):

Banking	13.6%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.6%)(a)

	Shares	Value

Aerospace and Defense (1.0%)
MTU Aero Engines Holding AG (Germany)	79,076	$4,693,484

Airlines (2.3%)
British Airways PLC (United Kingdom) (NON)	225,690	2,158,059
Cathay Pacific Airways (Hong Kong)	1,218,000	3,098,816
Singapore Airlines, Ltd. (Singapore)	492,000	5,384,849
		10,641,724

Automotive (5.0%)
Bayerische Motoren Werke (BMW) AG (Germany)	111,998	6,614,638
Denso Corp. (Japan)	98,300	3,655,578
Peugeot SA (France)	44,723	3,150,754
Renault SA (France)	26,874	3,141,719
Suzuki Motor Corp. (Japan)	236,300	6,139,226
		22,701,915

Banking (22.3%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	252,740	6,202,951
Banco Comercial Portugues SA (Portugal)	1,226,026	4,436,575
Banco Santander Central Hispano SA (Spain)	701,167	12,508,544
Bank of Ireland PLC (Ireland)	229,172	4,942,116
Bank of Montreal (Canada)	99,000	5,987,924
Barclays PLC (United Kingdom)	693,999	9,844,844
BNP Paribas SA (France)	71,596	7,475,131
Daegu Bank (South Korea)	193,100	3,510,909
DnB Holdings ASA (Norway)	358,818	5,066,583
Fortis (Belgium)	153,733	7,018,512
HSBC Holdings PLC (United Kingdom)	355,010	6,212,999
National Bank of Greece SA (Greece)	39,058	2,070,520
Royal Bank of Scotland Group PLC (United Kingdom)	323,289	12,619,651
Societe Generale (France)	47,907	8,275,827
Westpac Banking Corp. (Australia)	260,795	5,560,093
		101,733,179

Basic Materials (1.4%)
Anglo American PLC (United Kingdom)	125,452	6,607,554

Chemicals (2.8%)
Asahi Kasei Corp. (Japan)	894,000	6,512,583
BASF AG (Germany)	56,752	6,373,178
		12,885,761

Coal (0.8%)
Yanzhou Coal Mining Co., Ltd. (China)	3,630,000	3,474,885

Communications Equipment (1.3%)
Nokia OYJ (Finland)	265,014	6,097,235

Computers (1.8%)
Mitsubishi Electric Corp. (Japan)	411,000	4,236,322
Wincor Nixdorf AG (Germany)	40,448	3,769,913
		8,006,235

Conglomerates (0.7%)
Investor AB Class B (Sweden)	135,129	3,213,117

Consumer (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	333,000	6,714,850

Distribution (0.6%)

Jeronimo Martins, SGPS, SA (Portugal)	107,610	2,801,987

Electric Utilities (4.5%)
E.On AG (Germany)	50,028	6,761,738
Enel SpA (Italy)	546,900	5,849,507
Kansai Electric Power, Inc. (Japan)	112,600	3,240,907
RWE AG (Germany)	41,559	4,395,104
		20,247,256

Electronics (2.2%)
Brother Industries, Ltd. (Japan)	271,000	3,672,236
Omron Corp. (Japan)	139,200	3,746,510
Samsung Electronics Co., Ltd. (South Korea)	4,200	2,514,195
		9,932,941

Energy (0.6%)
Aker Kvaerner ASA (Norway)	111,365	2,510,863
Electromagnetic GeoServices AS 144A (Norway) (NON)	13,000	288,856
		2,799,719

Engineering & Construction (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	48,900	2,304,254

Financial (0.7%)
Shinhan Financial Group Co., Ltd. (South Korea)	54,590	3,134,354

Food (3.7%)
Nestle SA (Switzerland)	19,564	7,620,926
Orkla ASA (Norway)	69,150	4,876,370
Toyo Suisan Kaisha, Ltd. (Japan)	227,000	4,471,387
		16,968,683

Forest Products and Packaging (0.6%)
Smurfit Kappa PLC (Ireland) (NON)	91,008	2,272,480
Smurfit Kappa PLC 144A (Ireland) (NON)	24,418	609,720
		2,882,200

Health Care Services (0.8%)
Suzuken Co., Ltd. (Japan)	105,100	3,729,988

Homebuilding (0.4%)
Barratt Developments PLC (United Kingdom)	90,474	1,966,984

Insurance (6.7%)
Allianz SE (Germany)	51,061	10,499,990
Axa SA (France)	198,527	8,414,055
ING Groep NV (Netherlands)	91,502	3,867,080
Zurich Financial Services AG (Switzerland)	27,264	7,871,305
		30,652,430

Investment Banking/Brokerage (6.1%)
3i Group PLC (United Kingdom)	129,155	2,886,718
Credit Suisse Group (Switzerland)	169,829	12,189,554
Deutsche Bank AG (Germany)	66,302	8,920,591
Nomura Securities Co., Ltd. (Japan)	177,500	3,699,800
		27,696,663

Manufacturing (0.6%)
IMI PLC (United Kingdom)	249,020	2,841,692

Metals (4.7%)
Alcan Aluminum, Ltd. (Canada)	94,377	4,927,221
JFE Holdings, Inc. (Japan)	63,800	3,775,565
POSCO (South Korea)	11,402	4,788,719
Salzgitter AG (Germany)	17,684	2,576,227
Voest-Alpine AG (Austria)	74,077	5,371,085
		21,438,817

Natural Gas Utilities (1.7%)
Osaka Gas Co., Ltd. (Japan)	1,299,000	5,040,270
Tokyo Gas Co., Ltd. (Japan)	517,000	2,883,928
		7,924,198

Oil & Gas (8.1%)
BP PLC (United Kingdom)	1,271,739	13,811,849
China Petroleum & Chemical Corp. (China)	5,578,000	4,718,589
Petroleo Brasileiro SA ADR (Brazil)	35,406	3,523,251
Royal Dutch Shell PLC Class B (Netherlands)	83,845	2,789,559
Saras SpA (Italy)	605,386	3,552,795
Statoil ASA (Norway)	138,778	3,779,830
Total SA (France)	64,048	4,485,697
		36,661,570

Pharmaceuticals (3.9%)
Merck KGaA (Germany)	8,195	1,056,307
Merck KGaA 144A (Germany)	10,869	1,400,976
Novartis AG (Switzerland)	45,006	2,582,038
Ono Pharmaceutical Co., Ltd. (Japan)	115,200	6,455,425
Tanabe Seiyaku Co., Ltd. (Japan)	446,000	6,070,114
		17,564,860

Photography/Imaging (2.0%)
Fuji Photo Film Cos., Ltd. (Japan)	141,300	5,782,527
Konica Corp. (Japan)	246,500	3,239,786
		9,022,313

Publishing (1.6%)
Dai Nippon Printing Co., Ltd. (Japan)	183,000	2,880,642
Schibsted ASA (Norway)	93,553	4,126,161
		7,006,803

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong)	659,000	2,234,928

Retail (2.9%)
Adidas-Salomon AG (Germany)	55,203	3,011,158
Lawson, Inc. (Japan)	102,800	3,953,846
Onward Kashiyama Co., Ltd. (Japan)	204,000	2,838,818
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	100,341	3,539,893
		13,343,715

Telecommunications (3.1%)
Koninklijke (Royal) KPN NV (Netherlands)	232,015	3,612,380
PT Telekomunikasi (Indonesia)	2,243,500	2,423,078
Swisscom AG (Switzerland)	8,081	2,921,705
Telefonos de Mexico SA de CV (Telmex) (Mexico)	1,170,798	1,948,148
Vodafone Group PLC (United Kingdom)	1,291,498	3,443,085
		14,348,396

Telephone (1.4%)
Belgacom SA (Belgium)	84,963	3,772,249
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	90,404	2,472,273
		6,244,522

Trucks & Parts (0.8%)
GKN PLC (United Kingdom)	473,708	3,555,658

TOTAL INVESTMENTS

Total investments (cost $392,119,489) (b)		$454,074,870

     NOTES

(a) Percentages indicated are based on net assets of $456,027,662.

(b) The aggregate identified cost on a tax basis is $393,100,026, resulting in gross unrealized appreciation and depreciation of $65,272,686 and $4,297,842, respectively, or net unrealized appreciation of $60,974,844.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $21,293 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $18,086,829 and $21,099,966, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	1.2%
Austria	1.2
Belgium	2.4
Canada	2.4
China	1.8
Finland	1.3
France	7.7
Germany	14.0
Greece	1.0
Hong Kong	1.2
Ireland	1.7
Italy	2.1
Japan	20.9
Netherlands	2.3
Norway	4.5
Portugal	1.6
Singapore	1.2
South Korea	3.1
Spain	4.1
Switzerland	7.3
United Kingdom	14.5
Other	2.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and Defense (1.2%)
CAE, Inc. (Canada)	184,200	2,078,982
MTU Aero Engines Holding AG (Germany)	21,588	1,281,336
		3,360,318

Airlines (0.7%)
Vueling Airlines SA 144A (Spain) (NON)	33,769	1,984,037

Automotive (2.8%)
Piaggio & C. SpA (Italy) (NON)	470,297	2,391,063
Piaggio & C. SpA 144A (Italy) (NON)	29,124	148,071
Suzuki Motor Corp. (Japan)	103,500	2,688,996
Toyota Motor Corp. (Japan)	44,800	2,871,795
		8,099,925

Banking (6.7%)
Anglo Irish Bank Corp. PLC (Ireland)	56,099	1,198,544
Bank of Ireland PLC (Dublin Exchange) (Ireland)	62,603	1,350,040
Canadian Imperial Bank of Commerce (Canada)	17,500	1,521,059
China Merchants Bank Co., Ltd. (China) (NON)	728,000	1,468,317
China Merchants Bank Co., Ltd. 144A (China) (NON)	84,500	170,430
Commerzbank AG (Germany)	34,200	1,513,870
Julius Baer Holding, Ltd. Class B (Switzerland)	13,032	1,778,505
Kazkommertsbank GDR 144A (Kazakhstan) (NON)	62,750	1,217,350
Kookmin Bank (South Korea)	9,480	850,730
Mitsubishi UFJ Financial Group, Inc. (Japan)	217	2,450,416
Mizuho Financial Group, Inc. (Japan)	190	1,224,401
Royal Bank of Scotland Group PLC (United Kingdom)	54,002	2,107,979
Royal Bank of Scotland Group PLC 144A (United Kingdom)	3,241	126,513
St. George Bank, Ltd. (Australia) (S)	84,064	2,382,607
		19,360,761

Basic Materials (1.1%)
CRH PLC (Ireland)	77,393	3,306,972

Beverage (1.0%)
InBev NV (Belgium)	39,603	2,858,266

Biotechnology (0.5%)
Basilea Pharmaceutica AG (Switzerland) (NON)	1,869	434,213
Basilea Pharmaceutical 144A (Switzerland) (NON)	3,757	872,840
		1,307,053

Broadcasting (1.4%)
British Sky Broadcasting PLC (United Kingdom)	199,575	2,214,624
Modern Times Group AB Class B (Sweden)	30,750	1,799,315
		4,013,939

Building Materials (0.9%)
SIG PLC (United Kingdom)	98,133	2,448,212

Cable Television (0.6%)
Rogers Communications Class B (Canada)	51,900	1,701,484

Chemicals (1.0%)
Tokuyama Corp. (Japan)	71,000	1,241,807
Toray Industries, Inc. (Japan)	231,000	1,671,014
		2,912,821

Commercial and Consumer Services (3.2%)
Barloworld, Ltd. (South Africa)	46,582	1,159,952
Compass Group PLC (United Kingdom)	247,689	1,656,916
De La Rue PLC (United Kingdom)	104,112	1,464,609
SGS SA (Switzerland)	1,197	1,429,621
Sodexho Alliance SA (France)	48,117	3,521,577
		9,232,675

Communications Equipment (0.6%)
Nokia OYJ (Finland)	63,350	1,457,507

Computers (0.6%)
Wincor Nixdorf AG (Germany)	18,100	1,686,991

Construction (1.4%)
JM AB (Sweden)	47,000	1,619,134
Sika AG (Switzerland) (NON)	1,470	2,498,601
		4,117,735

Consumer (0.5%)
Sony Corp. (Japan)	29,300	1,490,126

Consumer Goods (4.2%)
Douglas Holding AG (Germany)	17,859	1,045,458
Reckitt Benckiser PLC (United Kingdom)	157,537	8,201,477
Uni-Charm Corp. (Japan)	22,600	1,431,448
Unilever NV (Netherlands)	53,268	1,550,607
		12,228,990

Distribution (1.1%)
Jeronimo Martins, SGPS, SA (Portugal)	78,332	2,039,636
Olam International, Ltd. (Singapore)	594,000	1,198,418
		3,238,054

Electric Utilities (1.4%)
RWE AG (Germany)	12,000	1,269,069
Scottish and Southern Energy PLC (United Kingdom)	93,705	2,841,058
		4,110,127

Electrical Equipment (3.3%)
Nexans SA (France)	9,130	1,206,938
Schneider Electric SA (France)	23,518	2,984,283
Schneider Electric SA (New) (France) (NON)	1,383	169,898
Siemens AG (Germany)	35,008	3,740,162
Zumtobel AG (Austria) (NON)	43,231	1,460,477
		9,561,758

Electronics (4.1%)
Hoya Corp. (Japan)	73,000	2,423,417
Mitsumi Electric Co., Ltd. (Japan)	77,300	2,559,603
Nippon Electric Glass Co., Ltd. (Japan)	73,500	1,288,653
Omron Corp. (Japan)	51,800	1,394,176
Perlos OYJ (Finland)	111,500	567,255
Samsung Electronics Co., Ltd. (South Korea)	2,865	1,715,040
Shinko Electric Industries (Japan)	56,600	1,278,282
SOITEC (France) (NON)	32,102	765,583
		11,992,009

Energy (2.8%)
Electromagnetic GeoServices AS (Norway) (NON)	58,348	1,417,196
Electromagnetic GeoServices AS 144A (Norway) (NON)	8,210	182,402
Saipem SpA (Italy)	132,189	3,847,961
Technicas Reunidas SA (Spain)	16,725	831,900
Technicas Reunidas SA 144A (Spain)	38,021	1,891,164
		8,170,623

Energy (Other) (1.3%)
Renewable Energy Corp. AS (Norway) (NON) (S)	127,500	2,885,138
Renewable Energy Corp. AS 144A (Norway) (NON)	34,506	780,820
		3,665,958

Engineering & Construction (3.1%)
Daito Trust Construction Co., Ltd. (Japan)	101,300	4,773,434
Leighton Holdings, Ltd. (Australia)	66,534	1,804,471
Vinci SA (France)	9,578	1,483,838
YIT OYJ (Finland)	25,600	881,939
		8,943,682

Financial (4.1%)
Acta Holding ASA (Norway)	687,300	3,823,109
AMP, Ltd. (Australia)	184,791	1,553,455
Grupo Financiero Banorte SA de CV (Mexico)	421,300	1,999,649
ORIX Corp. (Japan)	9,040	2,356,325
Shinhan Financial Group Co., Ltd. (South Korea)	34,410	1,975,694
		11,708,232

Food (1.3%)
Nestle SA (Switzerland)	7,589	2,956,206
Parmalat SpA (Italy) (NON)	205,611	882,686
		3,838,892

Forest Products and Packaging (1.0%)
Smurfit Kappa PLC (Ireland) (NON)	49,494	1,235,871
Smurfit Kappa PLC 144A (Ireland) (NON)	15,347	383,216
Travis Perkins PLC (United Kingdom)	34,799	1,377,557
		2,996,644

Gaming & Lottery (0.6%)
Aristocrat Leisure, Ltd. (Australia) (S)	130,711	1,734,436

Homebuilding (0.5%)
Barratt Developments PLC (United Kingdom)	70,127	1,524,622

Household Furniture and Appliances (0.5%)
Nobia AB (Sweden)	37,400	1,532,172

Insurance (3.8%)
Admiral Group PLC (United Kingdom)	73,426	1,659,910
Aegon NV (Netherlands)	138,271	2,754,728
Allianz SE (Germany)	12,128	2,493,956
QBE Insurance Group, Ltd. (Australia)	55,773	1,423,272
Zurich Financial Services AG (Switzerland)	9,010	2,601,249
		10,933,115

Investment Banking/Brokerage (3.6%)
Ashmore Group PLC 144A (United Kingdom)	345,616	1,970,298
Credit Suisse Group (Switzerland)	21,256	1,525,659
Daiwa Securities Group, Inc. (Japan)	185,000	2,235,142
Macquarie Bank, Ltd. (Australia)	70,612	4,727,687
		10,458,786

Lodging/Tourism (0.6%)
Punch Taverns PLC (United Kingdom)	73,049	1,792,237

Machinery (2.9%)
Alstom (France) (NON)	21,941	2,846,283
Andritz AG (Austria)	5,916	1,483,472
Makita Corp. (Japan)	38,200	1,417,337
Sumitomo Heavy Industries, Ltd. (Japan)	262,000	2,611,547
		8,358,639

Manufacturing (1.3%)
Hyundai Mipo Dockyard (South Korea)	19,920	3,674,769

Medical Technology (3.8%)
Fresenius Medical Care AG (Germany)	11,947	1,734,073
Mindray Medical International, Ltd. ADR Class A (China)	59,974	1,427,981
Nobel Biocare Holding AG (Switzerland)	21,630	7,887,143
		11,049,197

Metals (1.4%)
Algoma Steel, Inc. (Canada) (NON)	25,800	1,169,696
Salzgitter AG (Germany)	20,640	3,006,861
		4,176,557

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	198,195	1,507,152

Oil & Gas (2.0%)
Total SA (France)	81,649	5,718,409

Pharmaceuticals (11.4%)
Astellas Pharma, Inc. (Japan)	66,400	2,863,916
AstraZeneca PLC (London Exchange) (United Kingdom)	64,657	3,477,994
Bayer AG (Germany)	14,069	897,799
CSL, Ltd. (Australia)	21,865	1,457,205
Daiichi Sankyo Co., Ltd. (Japan)	126,800	3,886,466
GlaxoSmithKline PLC (United Kingdom)	200,836	5,520,173
Merck KGaA (Germany)	14,241	1,835,615
Novartis AG (Switzerland)	66,577	3,819,588
Ono Pharmaceutical Co., Ltd. (Japan)	29,400	1,647,478
Roche Holding AG (Switzerland)	13,272	2,348,737
Sanofi-Synthelabo SA (France)	25,068	2,179,112
Terumo Corp. (Japan)	79,200	3,086,500
		33,020,583

Photography/Imaging (0.9%)
Fuji Photo Film Cos., Ltd. (Japan)	34,900	1,428,239
Konica Corp. (Japan)	96,000	1,261,742
		2,689,981

Power Producers (0.9%)
SembCorp Industries, Ltd. (Singapore)	810,740	2,726,165

Publishing (0.5%)
Schibsted ASA (Norway)	32,350	1,426,799

Real Estate (1.3%)
Kier Group PLC (United Kingdom)	37,621	1,777,204
Mitsui Fudosan Co., Ltd. (Japan)	66,000	1,938,869
		3,716,073

Retail (1.8%)
Hennes & Mauritz AB Class B (Sweden)	29,850	1,718,859
Isetan Co., Ltd. (Japan)	45,500	793,874
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	32,388	1,142,604
Woolworths, Ltd. (Australia)	71,760	1,578,679
		5,234,016

Schools (0.4%)
New Oriental Education & Technology Group ADR (China)

(NON)	30,500	1,236,165

Semiconductor (0.8%)
Tokyo Electron, Ltd. (Japan)	31,800	2,224,758

Shipping (1.0%)
Orient Overseas International, Ltd. (Hong Kong)	319,000	2,963,872

Software (0.9%)
NTT Data Corp. (Japan)	224	1,139,209
Trend Micro, Inc. (Japan)	53,000	1,448,973
		2,588,182

Technology Services (1.6%)
Cap Gemini SA (France)	36,282	2,761,015
United Internet AG (Germany)	94,120	1,829,878
		4,590,893

Telecommunications (1.5%)
Fastweb (Italy) (S)	16,472	1,053,124
Koninklijke (Royal) KPN NV (Netherlands)	102,875	1,601,722
Telefonica SA (Spain)	78,240	1,723,819
		4,378,665

Textiles (0.5%)
Gildan Activewear, Inc. (Canada) (NON)	23,500	1,386,310

Transportation Services (0.3%)
Kuehne & Nagel International AG (Switzerland)	11,014	906,123

Trucks & Parts (0.4%)
Nifco, Inc. (Japan)	44,700	1,157,539

Water Utilities (1.4%)
Veolia Environnement (France)	52,262	3,884,258

Total common stocks (cost $228,860,296)		$286,384,264

SHORT-TERM INVESTMENTS (3.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with a yield of 5.10% and a due date of
April 2, 2007 (d)	$4,155,294	$4,153,540
Putnam Prime Money Market Fund (e)	6,613,858	6,613,858

Total short-term investments (cost $10,767,398)		$10,767,398

TOTAL INVESTMENTS

Total investments (cost $239,627,694) (b)		$297,151,662

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $67,628,816) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,463,247	$12,128,107	4/18/07	$335,140
British Pound	15,579,210	15,411,202	6/20/07	168,008
Canadian Dollar	13,804,440	13,575,687	4/18/07	228,753
Euro	15,233,603	15,048,485	6/20/07	185,118
Japanese Yen	5,771,842	5,786,578	5/16/07	(14,736)
Norwegian Krone	3,591,211	3,547,032	6/20/07	44,179
Swedish Krona	708,892	704,939	6/20/07	3,953
Swiss Franc	1,429,898	1,426,786	6/20/07	3,112

Total				$953,527

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $55,851,149) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,968,849	$4,826,481	4/18/07	$(142,368)
British Pound	1,653,860	1,618,817	6/20/07	(35,043)
Canadian Dollar	1,432,155	1,405,151	4/18/07	(27,004)
Euro	10,302,802	10,255,409	6/20/07	(47,393)
Japanese Yen	11,854,305	11,743,521	5/16/07	(110,784)
Norwegian Krone	4,511,080	4,422,894	6/20/07	(88,186)
South African Rand	826,116	846,415	4/18/07	20,299
Swedish Krona	3,649,287	3,622,566	6/20/07	(26,721)
Swiss Franc	17,210,649	17,109,895	6/20/07	(100,754)

Total				$(557,954)

NOTES

(a) Percentages indicated are based on net assets of $289,079,875.

(b) The aggregate identified cost on a tax basis is $239,684,265, resulting in gross unrealized appreciation and depreciation of $60,162,657 and $2,695,260, respectively, or net unrealized appreciation of $57,467,397.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $3,949,387. The fund received cash collateral of $4,153,540 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,630 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $27,715,601 and $21,101,743, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $12,173,272 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	5.7%
Austria	1.0
Belgium	1.0
Canada	2.7
China	1.5
Finland	1.0
France	9.4
Germany	8.0
Hong Kong	1.0
Ireland	2.5
Italy	2.8
Japan	20.6
Mexico	0.7
Netherlands	2.0
Norway	3.6
Portugal	0.7
Singapore	1.3
South Africa	3.2
Spain	2.2
Sweden	2.3
Switzerland	9.9
United Kingdom	14.2
United States	2.3
Other	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	35,100	$3,593,538

Aerospace and Defense (3.9%)
Boeing Co. (The)	68,600	6,099,226
General Dynamics Corp.	45,900	3,506,760
L-3 Communications Holdings, Inc.	19,200	1,679,424
Lockheed Martin Corp.	32,700	3,172,554
United Technologies Corp.	56,000	3,640,000
		18,097,964

Airlines (0.8%)
AMR Corp. (NON)	45,500	1,385,475
JetBlue Airways Corp. (NON) (S)	183,400	2,110,934
		3,496,409

Automotive (2.5%)
Harley-Davidson, Inc.	117,400	6,897,250
Johnson Controls, Inc.	50,700	4,797,234
		11,694,484

Banking (7.8%)
Bank of America Corp.	291,200	14,857,024
Commerce Bancorp, Inc.	349,400	11,662,972
FirstFed Financial Corp. (NON) (S)	8,200	466,006
U.S. Bancorp	263,900	9,228,583
		36,214,585

Biotechnology (1.2%)
Amgen, Inc. (NON)	96,800	5,409,184

Building Materials (0.6%)
Sherwin-Williams Co. (The)	44,800	2,958,592

Commercial and Consumer Services (1.8%)
Alliance Data Systems Corp. (NON)	33,951	2,092,061
CDW Corp.	39,400	2,420,342
Dun & Bradstreet Corp. (The)	32,855	2,996,376
Equifax, Inc.	27,200	991,440
		8,500,219

Communications Equipment (3.9%)
Cisco Systems, Inc. (NON)	444,800	11,355,744
Corning, Inc. (NON)	123,800	2,815,212
Qualcomm, Inc.	87,900	3,749,814
		17,920,770

Computers (4.0%)
Apple Computer, Inc. (NON)	84,600	7,860,186
Dell, Inc. (NON)	147,100	3,414,191
Hewlett-Packard Co.	184,900	7,421,886
		18,696,263

Conglomerates (0.9%)
Danaher Corp. (S)	60,800	4,344,160

Consumer Finance (7.0%)
Accredited Home Lenders Holding Co. (NON)	48,500	449,595
Capital One Financial Corp.	277,400	20,932,604
Countrywide Financial Corp.	324,178	10,905,348
		32,287,547

Consumer Goods (0.8%)
Clorox Co.	55,700	3,547,533

Electronics (0.6%)
Amphenol Corp. Class A	45,100	2,912,107

Energy (0.7%)
BJ Services Co.	46,500	1,297,350
Halliburton Co.	53,500	1,698,090
		2,995,440

Financial (4.9%)
Fannie Mae	24,000	1,309,920
Freddie Mac	21,300	1,267,137
MGIC Investment Corp.	87,300	5,143,716
PMI Group, Inc. (The)	45,000	2,034,900
Radian Group, Inc. (S)	120,100	6,591,088
SLM Corp.	160,043	6,545,759

		22,892,520

Health Care Services (7.9%)
Aetna, Inc.	153,600	6,726,144
CIGNA Corp.	25,700	3,666,362
Coventry Health Care, Inc. (NON)	47,600	2,667,980
Express Scripts, Inc. (NON)	74,800	6,037,856
Medco Health Solutions, Inc. (NON)	66,300	4,808,739
Quest Diagnostics, Inc.	35,900	1,790,333
UnitedHealth Group, Inc.	211,500	11,203,155
		36,900,569

Homebuilding (0.9%)
Lennar Corp.	31,600	1,333,836
NVR, Inc. (NON)	4,427	2,943,955
		4,277,791

Household Furniture and Appliances (0.2%)
Whirlpool Corp.	10,913	926,623

Insurance (5.3%)
ACE, Ltd. (Bermuda)	95,800	5,466,348
American International Group, Inc.	220,200	14,801,844
Everest Re Group, Ltd. (Barbados)	45,900	4,414,203
		24,682,395

Investment Banking/Brokerage (10.5%)
Bear Stearns Cos., Inc. (The)	81,600	12,268,560
E*Trade Financial Corp. (NON)	202,800	4,303,416
Franklin Resources, Inc.	68,400	8,264,772
Goldman Sachs Group, Inc. (The)	62,300	12,873,049
IndyMac Bancorp, Inc. (S)	46,300	1,483,915
Lehman Brothers Holdings, Inc. (S)	42,600	2,984,982
Morgan Stanley	83,800	6,600,088
		48,778,782

Lodging/Tourism (1.5%)
Carnival Corp.	38,100	1,785,366
Las Vegas Sands Corp. (NON)	17,700	1,532,997
Royal Caribbean Cruises, Ltd.	41,200	1,736,992
Wyndham Worldwide Corp. (NON)	62,200	2,124,130
		7,179,485

Machinery (1.1%)
Caterpillar, Inc.	49,900	3,344,797
Cummins, Inc.	13,400	1,939,248
		5,284,045

Manufacturing (0.6%)
ITT Corp.	47,200	2,847,104

Media (1.5%)
Scripps Co. (E.W.) Class A	39,800	1,778,264
Walt Disney Co. (The)	150,500	5,181,715
		6,959,979

Metals (0.4%)
United States Steel Corp.	20,000	1,983,400

Oil & Gas (6.5%)
Apache Corp.	37,000	2,615,900
ConocoPhillips	58,700	4,012,145
Devon Energy Corp.	45,600	3,156,432
EOG Resources, Inc.	27,900	1,990,386
Hess Corp.	69,600	3,860,712
Marathon Oil Corp.	20,600	2,035,898
Newfield Exploration Co. (NON)	56,000	2,335,760
Occidental Petroleum Corp.	80,300	3,959,593
Valero Energy Corp.	48,500	3,127,765
XTO Energy, Inc.	55,500	3,041,955
		30,136,546

Pharmaceuticals (1.4%)
Johnson & Johnson	104,500	6,297,170

Publishing (2.4%)
McGraw-Hill Cos., Inc. (The)	88,700	5,577,456
R. H. Donnelley Corp. (NON) (S)	33,700	2,388,993
Wiley (John) & Sons, Inc. Class A	81,454	3,075,703
		11,042,152

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	127,659	4,363,385

Restaurants (1.7%)
Burger King Holdings, Inc.	117,134	2,530,094
Darden Restaurants, Inc.	57,700	2,376,663
Starbucks Corp. (NON)	94,500	2,963,520

		7,870,277

Retail (6.8%)
Bed Bath & Beyond, Inc. (NON)	88,600	3,559,062
Best Buy Co., Inc.	43,100	2,099,832
Big Lots, Inc. (NON)	40,300	1,260,584
CVS Corp.	36,200	1,235,868
Federated Department Stores, Inc.	79,400	3,576,970
Home Depot, Inc. (The)	255,700	9,394,418
Kohl's Corp. (NON)	32,300	2,474,503
Nordstrom, Inc.	52,600	2,784,644
Ross Stores, Inc.	38,000	1,307,200
Staples, Inc.	159,900	4,131,816
		31,824,897

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	30,600	1,343,340

Semiconductor (0.8%)
Applied Materials, Inc.	198,400	3,634,688

Software (4.0%)
Autodesk, Inc. (NON)	75,300	2,831,280
Microsoft Corp.	348,200	9,704,334
Oracle Corp. (NON)	323,400	5,863,242
		18,398,856

Technology Services (2.8%)
Accenture, Ltd. Class A (Bermuda)	46,700	1,799,818
Global Payments, Inc.	41,700	1,420,302
Google, Inc. Class A (NON)	12,728	5,831,460
Western Union Co. (The)	174,833	3,837,584
		12,889,164

Tobacco (0.4%)
Loews Corp. - Carolina Group	25,700	1,943,177

Total common stocks (cost $390,143,065)		$465,125,140

SHORT-TERM INVESTMENTS (2.2%)(a) (cost $10,043,867)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$10,057,078	$10,043,867

TOTAL INVESTMENTS

Total investments (cost $400,186,932)(b)		$475,169,007

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $32,695) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Accredited Home Lenders Holding Co. (Put)	$14,619	Apr-07/$12.50	$57,469
MGIC Investment Corp. (Put)	7,962	Apr-07/$49.99	8,360

Total			$65,829

     NOTES

(a) Percentages indicated are based on net assets of $464,685,661.

(b) The aggregate identified cost on a tax basis is $403,621,561, resulting in gross unrealized appreciation and depreciation of $79,846,749 and $8,299,303, respectively, or net unrealized appreciation of $71,547,446.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $9,754,873. The fund received cash collateral of $10,043,867 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,125 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $4,878,729 and $5,289,754, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $580,758 have been designated as collateral for open options contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.1%)(a)

	Shares	Value

Aerospace and Defense (1.2%)
L-3 Communications Holdings, Inc.	13,990	$1,223,705

Banking (9.0%)
Capitol Federal Financial	12,890	487,371
City National Corp.	18,880	1,389,568
Colonial Bancgroup, Inc.	33,470	828,383
Comerica, Inc.	25,450	1,504,604
Commerce Bancorp, Inc.	23,260	776,419
Cullen/Frost Bankers, Inc.	12,060	631,100
First Citizens BancShares, Inc. Class A	7,140	1,435,140
TCF Financial Corp.	33,440	881,478
Webster Financial Corp.	27,450	1,317,875
		9,251,938

Building Materials (0.6%)
Sherwin-Williams Co. (The)	8,850	584,454

Chemicals (1.1%)
Chemtura Corp.	106,830	1,167,652

Communications Equipment (1.0%)
Avaya, Inc. (NON)	82,410	973,262

Consumer Goods (3.3%)
Alberto-Culver Co.	43,455	994,250
Clorox Co.	15,660	997,385
Newell Rubbermaid, Inc.	46,240	1,437,602
		3,429,237

Electric Utilities (6.6%)
Ameren Corp.	7,690	386,807
American Electric Power Co., Inc.	22,560	1,099,800
Edison International	29,780	1,463,091
Energy East Corp.	19,970	486,469
PG&E Corp.	15,770	761,218
PPL Corp.	23,250	950,925
Progress Energy, Inc.	12,110	610,828
Wisconsin Energy Corp.	20,010	970,885
		6,730,023

Electrical Equipment (1.3%)
WESCO International, Inc. (NON)	20,920	1,313,358

Electronics (5.3%)
Amphenol Corp. Class A	13,150	849,096
Avnet, Inc. (NON)	32,800	1,185,392
General Cable Corp. (NON)	28,220	1,507,795
Jabil Circuit, Inc.	86,330	1,848,325
		5,390,608

Energy (2.1%)
National-Oilwell Varco, Inc. (NON)	27,380	2,129,890

Financial (2.4%)
Assurant, Inc.	29,300	1,571,359
Nasdaq Stock Market, Inc. (The) (NON)	28,950	851,420
		2,422,779

Health Care Services (6.5%)
AmerisourceBergen Corp.	25,621	1,351,508
DaVita, Inc. (NON)	17,240	919,237
Lincare Holdings, Inc. (NON)	29,850	1,094,003
Omnicare, Inc.	47,435	1,886,490
Pediatrix Medical Group, Inc. (NON)	24,790	1,414,517
		6,665,755

Household Furniture and Appliances (2.6%)
Whirlpool Corp.	31,250	2,653,438

Insurance (2.5%)
Everest Re Group, Ltd. (Barbados)	12,990	1,249,248
Phoenix Companies, Inc. (The)	94,160	1,306,941
		2,556,189

Investment Banking/Brokerage (2.4%)
Bear Stearns Cos., Inc. (The)	7,630	1,147,171
Nuveen Investments, Inc. Class A	9,300	439,890
Waddell & Reed Financial, Inc. Class A	38,900	907,148

		2,494,209

Machinery (2.8%)
Terex Corp. (NON) (SEG)	39,440	2,830,214

Media (2.6%)
Interpublic Group of Companies, Inc. (The) (NON)	212,370	2,614,275

Metals (3.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	18,140	1,200,687
United States Steel Corp.	22,330	2,214,466
		3,415,153

Natural Gas Utilities (1.5%)
Equitable Resources, Inc.	14,360	693,875
National Fuel Gas Co.	20,550	888,993
		1,582,868

Oil & Gas (5.0%)
EOG Resources, Inc.	9,570	682,724
Hess Corp.	16,340	906,380
Newfield Exploration Co. (NON)	50,600	2,110,526
Questar Corp.	15,700	1,400,597
		5,100,227

Pharmaceuticals (0.9%)
Mylan Laboratories, Inc.	44,660	944,112

Power Producers (1.2%)
AES Corp. (The) (NON)	57,760	1,242,995

Real Estate (9.5%)
Brandywine Realty Trust (R)	14,930	498,811
BRE Properties (R)	7,370	465,416
Colonial Properties Trust (R)	22,780	1,040,363
Douglas Emmett, Inc. (R)	17,070	435,797
General Growth Properties, Inc. (R)	28,970	1,870,593
Health Care Property Investors, Inc. (R)	15,990	576,120
Hospitality Properties Trust (R)	17,340	811,512
Host Marriott Corp. (R)	48,800	1,283,928
Kimco Realty Corp. (R)	10,450	509,333
SL Green Realty Corp. (R)	3,570	489,733
Thornburg Mortgage, Inc. (R)	67,290	1,749,540
		9,731,146

Retail (13.7%)
BJ's Wholesale Club, Inc. (NON)	40,250	1,361,658
Office Depot, Inc. (NON)	34,050	1,196,517
OfficeMax, Inc.	49,920	2,632,781
RadioShack Corp.	33,000	891,990
Rite Aid Corp. (NON)	317,500	1,831,975
Ross Stores, Inc.	55,900	1,922,960
Sally Beauty Holdings, Inc. (NON)	185,475	1,704,515
Supervalu, Inc.	27,320	1,067,392
Timberland Co. (The) Class A (NON)	56,080	1,459,762
		14,069,550

Schools (1.9%)
Apollo Group, Inc. Class A (NON)	44,770	1,965,403

Shipping (1.0%)
Con-way, Inc.	20,830	1,038,167

Software (2.3%)
McAfee, Inc. (NON)	80,862	2,351,467

Technology Services (1.1%)
Computer Sciences Corp. (NON)	21,410	1,116,100

Textiles (2.1%)
Liz Claiborne, Inc.	50,330	2,156,641

Toys (1.3%)
Mattel, Inc.	47,130	1,299,374
Total common stocks (cost $83,477,707)		$100,444,189

SHORT-TERM INVESTMENTS (2.1%)(a) (cost $2,132,126)

	Shares	Value

Putnam Prime Money Market Fund (e)	2,132,126	$2,132,126

TOTAL INVESTMENTS

Total investments (cost $85,609,833) (b)		$102,576,315

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

S&P 500 Mid Cap 400 Index E-Mini (Long)	6	$513,480		$(1,348)
S&P 500 Index (Long)	1	357,800		(2,454)

Total				$(3,802)

     NOTES

(a) Percentages indicated are based on net assets of $102,372,673.

(b) The aggregate identified cost on a tax basis is $85,709,909 resulting in gross unrealized appreciation and depreciation of $19,119,946 and $2,253,540, respectively, or net unrealized appreciation of $16,866,406.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $29,358 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,457,032 and $11,578,371 respectively.

(R) Real Estate Investment Trust.

At March 31, 2007, liquid assets totaling $871,280 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMERCIAL PAPER (60.9%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (48.0%)
Aegis Finance, LLC	5.320	4/26/07	$3,000,000	$2,988,979
Amstel Funding Corp.	5.381	4/25/07	1,000,000	996,507
Amstel Funding Corp.	5.341	4/17/07	6,578,000	6,562,635
Amstel Funding Corp.	5.318	5/29/07	1,450,000	1,437,710
Amstel Funding Corp.	5.314	4/20/07	4,091,000	4,079,638
Amstel Funding Corp.	5.301	4/16/07	2,078,000	2,073,442
Aquifer Funding, LLC	5.303	4/4/07	2,000,000	1,999,120
Aquifer Funding, LLC	5.303	4/3/07	3,000,000	2,999,120
Atlantic Asset Securitization, LLC	5.295	4/9/07	4,428,000	4,422,814
BA Credit Card Trust Emerald Notes	5.329	6/12/07	1,600,000	1,583,168
BA Credit Card Trust Emerald Notes	5.323	5/14/07	3,700,000	3,676,754
BA Credit Card Trust Emerald Notes	5.320	5/8/07	3,000,000	2,983,766
BA Credit Card Trust Emerald Notes	5.311	6/27/07	3,000,000	2,962,010
BA Credit Card Trust Emerald Notes	5.311	6/6/07	2,000,000	1,980,787
BA Credit Card Trust Emerald Notes	5.300	6/7/07	3,000,000	2,970,799
Bank of America Corp.	5.329	4/2/07	2,000,000	1,999,708
Bank of America Corp.	5.316	5/3/07	1,500,000	1,493,000
Bear Stearns Cos.	5.302	6/15/07	2,500,000	2,472,760
Bryant Park Funding, LLC	5.322	4/9/07	5,021,000	5,015,086
Bryant Park Funding, LLC	5.299	4/19/07	3,000,000	2,992,118
CAFCO, LLC.	5.303	4/13/07	1,500,000	1,497,360
CHARTA, LLC	5.330	4/10/07	4,750,000	4,743,728
CHARTA, LLC	5.325	4/2/07	1,000,000	999,853
CHARTA, LLC	5.319	4/23/07	3,000,000	2,990,348
CHARTA, LLC	5.314	6/4/07	2,000,000	1,981,298
CHARTA, LLC	5.299	4/5/07	4,650,000	4,647,280
Citibank Credit Card Issuance Trust Dakota Notes	5.310	6/7/07	3,000,000	2,970,743
Citibank Credit Card Issuance Trust Dakota Notes	5.307	4/3/07	2,400,000	2,399,299
Citius I Funding, LLC	5.340	6/13/07	3,500,000	3,462,598
Citius I Funding, LLC	5.336	5/18/07	4,500,000	4,468,921
Citius I Funding, LLC	5.328	5/29/07	3,000,000	2,974,480
Citius I Funding, LLC	5.303	4/12/07	2,000,000	1,996,773
Citius I Funding, LLC	5.298	4/4/07	2,564,000	2,562,873
Citius II Funding, LLC	5.318	5/3/07	5,000,000	4,976,578
Citius II Funding, LLC	5.308	5/2/07	1,000,000	995,471
Countrywide Financial Corp.	5.318	5/7/07	7,100,000	7,062,523
Countrywide Financial Corp.	5.318	4/18/07	3,000,000	2,992,520
CRC Funding, LLC	5.315	4/23/07	2,000,000	1,993,589
CRC Funding, LLC	5.304	4/19/07	2,000,000	1,994,720
CRC Funding, LLC	5.301	5/2/07	930,000	925,780
Curzon Funding, LLC	5.351	4/16/07	2,500,000	2,494,573
Curzon Funding, LLC	5.310	4/20/07	2,000,000	1,994,443
Curzon Funding, LLC	5.308	6/26/07	600,000	592,497
Gotham Funding Corp.	5.334	4/25/07	3,151,000	3,140,035
Govco, Inc.	5.325	5/11/07	1,000,000	994,156
Govco, Inc.	5.311	4/10/07	2,000,000	1,997,380
Govco, Inc.	5.296	6/8/07	2,000,000	1,980,261
Grampian Funding, LLC	5.312	6/28/07	2,442,000	2,410,721
Grampian Funding, LLC	5.310	4/16/07	2,800,000	2,793,916
Klio II Funding Corp.	5.321	4/17/07	4,000,000	3,990,658
Klio II Funding Corp.	5.320	6/13/07	2,034,000	2,012,346
Klio II Funding Corp.	5.317	4/24/07	2,000,000	1,993,241
Klio II Funding Corp.	5.317	4/20/07	3,000,000	2,991,624
Klio II Funding Corp.	5.307	4/27/07	2,600,000	2,590,085
Master Funding, LLC Ser. B	5.349	5/31/07	3,500,000	3,469,083
Park Granada, LLC	5.450	4/2/07	5,000,000	4,999,243
Park Granada, LLC	5.335	5/25/07	1,600,000	1,587,304
Park Granada, LLC	5.316	7/30/07	3,000,000	2,947,800
Procter & Gamble Co.	5.316	6/21/07	3,275,000	3,236,388
Prudential Financial, Inc.	5.336	5/15/07	5,000,000	4,967,794
Prudential Financial, Inc.	5.309	4/25/07	1,700,000	1,694,027
Three Rivers Funding Corp.	5.313	4/12/07	3,000,000	2,995,142
Three Rivers Funding Corp.	5.311	4/23/07	2,000,000	1,993,541
Three Rivers Funding Corp.	5.310	4/26/07	1,825,000	1,818,346
Three Rivers Funding Corp.	5.302	4/20/07	2,801,000	2,793,195
Three Rivers Funding Corp.	5.296	4/9/07	2,961,000	2,957,532
Thunder Bay Funding, Inc.	5.310	6/25/07	2,000,000	1,975,256
Thunder Bay Funding, Inc.	5.303	4/12/07	1,091,000	1,089,243
Vehicle Services of America, Ltd. (Bank of America,
N.A. (Letter of credit (LOC)))	5.330	5/9/07	3,700,000	3,679,437
				190,505,923

Foreign (12.9%)
Atlantis One Funding Corp. (Netherlands)	5.313	4/11/07	2,000,000	1,997,128
Bank of Ireland (Ireland)	5.344	8/6/07	2,000,000	1,963,276
Bank of Ireland (Ireland)	5.308	5/1/07	2,400,000	2,389,480
Barclays U.S. Funding Corp. (United Kingdom)	5.320	4/2/07	3,000,000	2,999,563
Barclays U.S. Funding Corp. (United Kingdom)	5.310	4/10/07	2,000,000	1,997,380
Barclays U.S. Funding Corp. (United Kingdom)	5.309	5/9/07	2,000,000	1,988,938
BNP Paribas Finance, Inc. (France)	5.344	4/11/07	5,000,000	4,992,743
ED & F Man Treasury Management (Societe Generale
(LOC)) (France)	5.450	4/2/07	3,788,000	3,787,427

HBOS Treasury Services PLC (United Kingdom)	5.305	6/18/07	2,200,000	2,175,023
ING (US) Funding, LLC (Netherlands)	5.314	5/15/07	800,000	794,857
ING (US) Funding, LLC (Netherlands)	5.308	6/6/07	800,000	792,307
Rabobank Nederland Austrailian Branch (Netherlands)	5.333	4/13/07	905,000	903,398
Societe Generale (France)	5.326	5/10/07	950,000	944,597
Stadshypotek Delaware, Inc. (Sweden)	5.334	4/27/07	1,500,000	1,494,258
Stadshypotek Delaware, Inc. (Sweden)	5.314	5/21/07	700,000	694,896
Swedbank (Sweden)	5.303	5/16/07	2,700,000	2,682,281
Tulip Funding Corp. (Netherlands)	5.355	4/30/07	500,000	497,853
Tulip Funding Corp. (Netherlands)	5.312	4/2/07	5,799,000	5,798,148
UBS Finance (Delaware), LLC (Switzerland)	5.317	7/5/07	584,000	575,940
UBS Finance (Delaware), LLC (Switzerland)	5.317	5/14/07	888,000	882,410
UBS Finance (Delaware), LLC (Switzerland)	5.312	7/23/07	3,066,000	3,015,764
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.355	8/6/07	5,000,000	4,908,013
Westpac Trust Securities NZ, Ltd. (Australia)	5.347	4/13/07	3,000,000	2,994,775
				51,270,455

Total commercial paper (cost $241,776,378)				$241,776,378

CORPORATE BONDS AND NOTES (19.3%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (8.0%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.320	3/10/15	$2,000,000	$2,000,000
JPMorgan Chase & Co. sr. notes FRN, Ser. C	5.430	1/25/08	2,647,000	2,648,898
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.330	6/26/07	3,000,000	3,000,000
Lehman Brothers Holdings, Inc. sr. notes FRN, Ser. H	5.380	7/25/07	1,600,000	1,600,045
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.330	9/15/10	1,500,000	1,500,000
Merrill Lynch & Co., Inc. FRN, Ser. B	5.350	7/16/07	3,725,000	3,725,398
Merrill Lynch & Co., Inc. sr. notes FRN, Ser. MTN (M)	5.300	8/24/11	5,000,000	5,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN (M)	5.300	4/17/12	3,000,000	3,000,000
Morgan Stanley Dean Witter & Co. FRN	5.485	7/27/07	1,075,000	1,075,503
Wachovia Corp. sr. notes FRN	5.440	7/20/07	3,900,000	3,901,296
Wachovia Corp. sr. notes FRN, Ser. *	5.410	7/20/07	1,300,000	1,300,397
Wells Fargo & Co. FRN, Ser. MTN (M)	5.310	7/3/11	2,800,000	2,800,160
				31,551,697

Foreign (11.3%)
Banco Espanol de Credito SA 144A sr. unsub. notes FRN
(Spain) (M)	5.335	4/18/12	1,000,000	1,000,000
Banco Santander Totta SA 144A bank guaranty FRN
(Portugal) (M)	5.319	3/7/12	3,500,000	3,500,000
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland) (M)	5.320	10/20/10	2,000,000	2,000,000
BNP Paribas 144A FRN (France) (M)	5.330	5/19/11	1,000,000	1,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.330	7/22/11	4,000,000	4,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.320	3/22/12	4,000,000	4,000,000
Danske Bank A/S 144A FRN (Denmark) (M)	5.290	3/20/13	1,000,000	1,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.310	5/25/11	4,000,000	4,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN* (United
Kingdom) (M)	5.310	2/9/11	3,000,000	3,000,000
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.400	10/4/07	1,000,000	1,000,340
HSBC USA, Inc. sr. unsec. notes FRN, Ser. EXT (United
Kingdom) (M)	5.320	12/15/11	5,000,000	5,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.330	8/11/10	2,000,000	2,000,000
Royal Bank of Canada FRN, Ser. EXLS (Canada) (M)	5.370	11/7/08	800,000	800,226
UBS AG notes Ser. MTN (Switzerland)	5.415	1/11/08	3,000,000	3,000,000
Westpac Banking Corp. dep. notes FRN (Australia)	5.290	12/7/07	3,800,000	3,799,670
Westpac Banking Corp. 144A FRN (Australia) (M)	5.310	2/16/11	2,000,000	2,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.300	12/6/11	4,000,000	4,000,000
				45,100,236

Total corporate bonds and notes (cost $76,651,933)				$76,651,933

CERTIFICATES OF DEPOSIT (12.3%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (2.0%)
Citizens Bank of Pennsylvania Ser. CD	5.330	4/9/07	$3,900,000	$3,900,000
Washington Mutual Bank FA Ser. CD	5.340	5/17/07	4,000,000	3,999,650
				7,899,650

Foreign (10.3%)
Bank of Nova Scotia FRN, Ser. YCD (Canada)	5.265	12/31/07	3,900,000	3,899,336
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.265	4/4/07	2,000,000	1,999,997
Calyon FRN, Ser. YCD (France)	5.280	9/13/07	2,900,000	2,899,641
Calyon FRN, Ser. YCD (France)	5.271	4/2/08	1,600,000	1,599,626
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada) (M)	5.320	12/23/10	4,000,000	4,000,000
Credit Agricole S.A. Ser. ECD (France)	5.303	4/12/07	2,000,000	1,999,863
Credit Suisse New York FRN, Ser. YCD (Switzerland)	5.305	9/24/07	3,000,000	3,000,213
Credit Suisse New York FRN, Ser. YCD (Switzerland)	5.300	8/1/07	3,000,000	3,000,045
Royal Bank of Canada FRN, Ser. YCD (Canada)	5.265	3/24/08	3,000,000	2,999,364
Societe Generale FRN, Ser. YCD (France)	5.365	11/27/07	5,000,000	5,000,000
Societe Generale Ser. ECD (France) (acquired 1/18/07,
cost $2,999,473) (RES)	5.320	7/9/07	3,000,000	2,999,695
Societe Generale Ser. YCD (France)	5.420	1/16/08	2,900,000	2,900,000
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.265	10/4/07	3,000,000	2,999,697
Swedbank FRN, Ser. YCD (Sweden)	5.270	4/3/08	1,000,000	999,754
Toronto Dominion Bank (Canada)	5.670	6/25/07	600,000	600,169

					40,897,400

Total certificates of deposit (cost $48,797,050)					$48,797,050

MUNICIPAL BONDS AND NOTES (2.0%)(a)

	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Multi-Fam.), Ser. B-1, Class II, MBIA (DEPFA Bank PLC
(LOC)) (M)	5.350	10/1/44	VMIG1	$3,000,000	$3,000,000
(Single Fam. Mtge.), Ser. B-2 (JPMorgan Chase Bank
(LOC)) (M)	5.350	11/1/33	VMIG1	1,855,000	1,855,000
(Single Fam.), Ser. A-1, Class I (Dexia Credit Local
(LOC)) (M)	5.350	11/1/34	VMIG1	3,000,000	3,000,000

Total municipal bonds and notes (cost $7,855,000)					$7,855,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)(a)

	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae notes	5.300	1/8/08		$4,000,000	$4,000,000
Federal Home Loan Bank bonds	5.400	2/25/08		2,100,000	2,100,000

Total U.S. government agency obligations (cost $6,100,000)					$6,100,000

ASSET-BACKED SECURITIES (0.9%)(a) (cost $3,439,671)

	Yield (%)	Maturity date		Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB, Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.350	12/28/18		$3,439,671	$3,439,671

PROMISSORY NOTES (0.8%)(a) (cost $3,000,000)

	Yield (%)	Maturity date		Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 2/28/07,
cost $3,000,000) (RES)	5.330	11/23/07		$3,000,000	$3,000,000

SHORT-TERM INVESTMENTS (3.1%)(a) (cost $12,462,000)
				Shares	Value

Putnam Prime Money Market Fund (e)				12,462,000	$12,462,000

TOTAL INVESTMENTS

Total investments (cost $400,082,032)(b)					$400,082,032

NOTES

(a) Percentages indicated are based on net assets of $396,861,852.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $5,999,695 or 1.5% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $167,501 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $52,900,220 and $53,637,370, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

MBIA represents MBIA Insurance Company.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	3.2%
Canada	3.1
Cayman Islands	0.9
France	9.0
Ireland	1.6
Italy	1.2
Netherlands	2.7
Norway	1.0
Portugal	0.9
Sweden	2.7
Switzerland	3.4
United Kingdom	5.0
United States	64.8
Other	0.5

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
inVentiv Health, Inc. (NON)	89,500	$3,426,955

Aerospace and Defense (4.6%)
Boeing Co. (The)	179,200	15,932,672
General Dynamics Corp.	68,600	5,241,040
L-3 Communications Holdings, Inc.	107,800	9,429,266
Lockheed Martin Corp.	21,500	2,085,930
Raytheon Co.	351,500	18,439,690
Rockwell Collins, Inc.	76,400	5,113,452
		56,242,050

Airlines (0.1%)
ExpressJet Holdings, Inc. (NON)	177,620	1,037,301

Automotive (1.2%)
Harley-Davidson, Inc.	256,200	15,051,750

Banking (0.7%)
Bank of America Corp.	90,700	4,627,514
UnionBanCal Corp.	67,100	4,255,482
		8,882,996

Beverage (3.0%)
Coca-Cola Co. (The)	222,700	10,689,600
Fomento Economico Mexicano SA de CV ADR (Mexico)	42,400	4,680,536
PepsiCo, Inc.	334,300	21,248,108
		36,618,244

Biotechnology (4.1%)
Amgen, Inc. (NON)	332,700	18,591,276
Applera Corp.- Applied Biosystems Group	146,100	4,320,177
Biogen Idec, Inc. (NON)	276,200	12,257,756
Celgene Corp. (NON)	52,075	2,731,855
Genzyme Corp. (NON)	146,100	8,768,922
Invitrogen Corp. (NON)	45,800	2,915,170
		49,585,156

Building Materials (0.6%)
Genlyte Group, Inc. (The) (NON)	56,100	3,957,855
Sherwin-Williams Co. (The)	50,400	3,328,416
		7,286,271

Chemicals (0.9%)
Airgas, Inc.	81,000	3,414,150
Monsanto Co.	140,200	7,705,392
		11,119,542

Commercial and Consumer Services (3.4%)
Alliance Data Systems Corp. (NON)	57,600	3,549,312
Corporate Executive Board Co. (The)	120,511	9,154,016
Diamond Management & Technology Consultants, Inc.	214,500	2,507,505
Dun & Bradstreet Corp. (The)	39,100	3,565,920
IAC/InterActiveCorp. (NON)	125,400	4,728,834
Manpower, Inc.	42,800	3,157,356
Paychex, Inc.	227,400	8,611,638
Pre-Paid Legal Services, Inc. (NON)	51,900	2,600,709
United Rentals, Inc. (NON)	143,200	3,938,000
		41,813,290

Communications Equipment (5.0%)
Avaya, Inc. (NON)	378,100	4,465,361
Cisco Systems, Inc. (NON)	998,200	25,484,046
Harris Corp.	114,700	5,843,965
Qualcomm, Inc.	586,100	25,003,026
		60,796,398

Computers (4.6%)
Apple Computer, Inc. (NON)	122,300	11,362,893
Brocade Communications Systems, Inc. (NON)	1,131,500	10,771,880
Emulex Corp. (NON)	212,000	3,877,480
Hewlett-Packard Co.	89,600	3,596,544
Lexmark International, Inc. Class A (NON)	66,800	3,905,128
Micros Systems, Inc. (NON)	54,400	2,937,056
NCR Corp. (NON)	70,400	3,363,008
Network Appliance, Inc. (NON)	281,600	10,284,032
Red Hat, Inc. (NON)	273,600	6,273,648
		56,371,669

Conglomerates (0.4%)
Danaher Corp.	72,800	5,201,560

Construction (0.3%)
Eagle Materials, Inc.	80,700	3,601,641

Consumer (1.1%)
Black & Decker Manufacturing Co.	34,900	2,848,538
Harman International Industries, Inc.	57,700	5,543,816
Tupperware Brands Corp.	206,400	5,145,552
		13,537,906

Consumer Finance (0.3%)
AmeriCredit Corp. (NON)	106,200	2,427,732
Asta Funding, Inc.	39,900	1,722,882
		4,150,614

Consumer Goods (2.3%)
Chattem, Inc. (NON)	35,400	2,086,476
Colgate-Palmolive Co.	256,400	17,124,956
Newell Rubbermaid, Inc.	301,500	9,373,635
		28,585,067

Electric Utilities (0.7%)
TXU Corp.	138,600	8,884,260

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	164,029	10,297,741

Electronics (2.6%)
Amphenol Corp. Class A	79,600	5,139,772
Avnet, Inc. (NON)	88,500	3,198,390
General Cable Corp. (NON)	96,600	5,161,338
Komag, Inc. (NON)	120,139	3,932,149
MEMC Electronic Materials, Inc. (NON)	62,645	3,795,034
Motorola, Inc.	229,700	4,058,799
QLogic Corp. (NON)	148,300	2,521,100
RF Micro Devices, Inc. (NON)	647,500	4,033,925
		31,840,507

Energy (2.3%)
Cameron International Corp. (NON)	107,100	6,724,809
Grey Wolf, Inc. (NON)	513,900	3,443,130
National-Oilwell Varco, Inc. (NON)	95,400	7,421,166
Pride International, Inc. (NON)	134,500	4,048,450
Rowan Cos., Inc.	109,800	3,565,206
Superior Energy Services (NON)	86,300	2,974,761
		28,177,522

Engineering & Construction (0.7%)
Jacobs Engineering Group, Inc. (NON)	115,600	5,392,740
McDermott International, Inc. (NON)	74,700	3,658,806
		9,051,546

Financial (2.2%)
Assurant, Inc.	63,100	3,384,053
JPMorgan Chase & Co.	263,200	12,733,616
Moody's Corp.	168,400	10,450,904
		26,568,573

Food (0.2%)
Campbell Soup Co.	47,300	1,842,335

Health Care Services (7.3%)
AMERIGROUP Corp. (NON)	122,000	3,708,800
AmSurg Corp. (NON)	36,200	886,538
Apria Healthcare Group, Inc. (NON)	84,100	2,712,225
Charles River Laboratories International, Inc. (NON)	76,600	3,543,516
Coventry Health Care, Inc. (NON)	109,100	6,115,055
Health Management Associates, Inc. Class A	180,400	1,960,948
Humana, Inc. (NON)	148,900	8,639,178
Laboratory Corp. of America Holdings (NON)	48,600	3,529,818
McKesson Corp.	299,200	17,515,168
Sierra Health Services, Inc. (NON)	141,600	5,829,672
UnitedHealth Group, Inc.	333,400	17,660,198
WellCare Health Plans, Inc. (NON)	87,100	7,425,275
WellPoint, Inc. (NON)	120,000	9,732,000
		89,258,391

Homebuilding (1.2%)
NVR, Inc. (NON)	22,000	14,630,000

Insurance (0.8%)
Market Corp. (NON)	8,400	4,072,572
Safety Insurance Group, Inc.	41,500	1,664,980
W.R. Berkley Corp.	107,325	3,554,604

		9,292,156

Investment Banking/Brokerage (4.0%)
Bear Stearns Cos., Inc. (The)	41,900	6,299,665
Calamos Asset Management, Inc. Class A	81,800	1,825,776
Goldman Sachs Group, Inc. (The)	103,700	21,427,531
Lazard, Ltd. Class A (Bermuda)	92,700	4,651,686
Lehman Brothers Holdings, Inc.	165,400	11,589,578
State Street Corp.	51,400	3,328,150
		49,122,386

Leisure (0.3%)
Thor Industries, Inc.	95,000	3,742,050

Lodging/Tourism (0.3%)
Choice Hotels International, Inc.	98,400	3,486,312

Machinery (3.0%)
Cummins, Inc.	55,600	8,046,432
Manitowoc Co., Inc. (The)	83,000	5,272,990
MSC Industrial Direct Co., Inc. Class A	98,000	4,574,640
Terex Corp. (NON)	150,410	10,793,422
Timken Co.	137,800	4,176,718
Wabtec Corp.	93,200	3,214,468
		36,078,670

Manufacturing (2.0%)
Acuity Brands, Inc.	78,200	4,257,208
Dover Corp.	152,492	7,443,135
Freightcar America, Inc.	52,400	2,524,108
Mettler-Toledo International, Inc. (Switzerland) (NON)	65,800	5,893,706
Roper Industries, Inc.	86,500	4,747,120
		24,865,277

Medical Technology (5.5%)
Baxter International, Inc.	39,500	2,080,465
Becton, Dickinson and Co.	273,300	21,014,037
C.R. Bard, Inc.	89,700	7,132,047
Edwards Lifesciences Corp. (NON)	86,600	4,390,620
Hospira, Inc. (NON)	126,000	5,153,400
Kinetic Concepts, Inc. (NON)	239,500	12,128,280
Millipore Corp. (NON)	45,400	3,290,138
Techne Corp. (NON)	50,400	2,877,840
Zimmer Holdings, Inc. (NON)	92,400	7,891,884
Zoll Medical Corp. (NON)	69,000	1,838,850
		67,797,561

Metals (2.2%)
Agnico-Eagle Mines, Ltd. (Canada)	90,700	3,212,594
Cameco Corp. (Canada)	90,500	3,705,070
Freeport-McMoRan Copper & Gold, Inc. Class B	156,700	10,371,973
Nucor Corp.	45,400	2,956,902
Rio Tinto PLC (United Kingdom)	65,477	3,738,530
Steel Dynamics, Inc.	62,900	2,717,280
		26,702,349

Oil & Gas (3.5%)
Exxon Mobil Corp.	138,100	10,419,645
Frontier Oil Corp.	280,900	9,168,576
Marathon Oil Corp.	24,900	2,460,867
Noble Energy, Inc.	54,000	3,221,100
Penn West Energy Trust (Unit) (Canada)	81,500	2,394,470
Suncor Energy, Inc. (Canada)	54,600	4,168,710
Tesoro Corp.	40,000	4,017,200
Unit Corp. (NON)	60,300	3,050,577
Western Refining, Inc.	94,500	3,687,390
		42,588,535

Pharmaceuticals (0.9%)
Barr Pharmaceuticals, Inc. (NON)	68,730	3,185,636
Cephalon, Inc. (NON)	37,800	2,691,738
Mylan Laboratories, Inc.	126,600	2,676,324
Salix Pharmaceuticals, Ltd. (NON)	215,100	2,710,260
		11,263,958

Power Producers (1.1%)
AES Corp. (The) (NON)	530,300	11,412,056
Mirant Corp. (NON)	41,400	1,675,044
		13,087,100

Publishing (2.0%)
Marvel Entertainment, Inc. (NON)	228,539	6,341,957
McGraw-Hill Cos., Inc. (The)	285,500	17,952,240
		24,294,197

Railroads (0.4%)
Canadian National Railway Co. (Canada)	109,300	4,824,502

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)	164,900	5,636,282
Jones Lang LaSalle, Inc.	35,600	3,712,368
		9,348,650

Restaurants (1.7%)
Brinker International, Inc.	118,313	3,868,835
CBRL Group, Inc.	66,500	3,078,950
Darden Restaurants, Inc.	100,000	4,119,000
Domino's Pizza, Inc.	192,100	6,237,487
Jack in the Box, Inc. (NON)	50,900	3,518,717
		20,822,989

Retail (8.2%)
American Eagle Outfitters, Inc.	512,250	15,362,378
AnnTaylor Stores Corp. (NON)	135,800	5,266,324
Bed Bath & Beyond, Inc. (NON)	102,500	4,117,425
Best Buy Co., Inc.	115,650	5,634,468
Big Lots, Inc. (NON)	185,000	5,786,800
Circuit City Stores-Circuit City Group	248,700	4,608,411
Claire's Stores, Inc.	115,400	3,706,648
CVS Corp.	101,096	3,451,417
Dollar Tree Stores, Inc. (NON)	167,800	6,416,672
Dress Barn, Inc. (NON)	157,000	3,267,170
EZCORP, Inc. Class A (NON)	126,000	1,855,980
Family Dollar Stores, Inc.	42,004	1,244,158
Guess ?, Inc.	170,800	6,915,692
Kohl's Corp. (NON)	43,700	3,347,857
Lowe's Cos., Inc.	150,200	4,729,798
NBTY, Inc. (NON)	83,200	4,412,928
OfficeMax, Inc.	86,800	4,577,832
PETsMART, Inc.	125,300	4,129,888
Priceline.com, Inc. (NON)	44,135	2,350,630
RadioShack Corp.	111,300	3,008,439
Staples, Inc.	235,400	6,082,736
		100,273,651

Semiconductor (1.5%)
Lam Research Corp. (NON)	264,700	12,530,898
Teradyne, Inc. (NON)	341,900	5,655,026
		18,185,924

Software (3.7%)
BMC Software, Inc. (NON)	229,600	7,069,384
Cadence Design Systems, Inc. (NON)	237,000	4,991,220
Citrix Systems, Inc. (NON)	36,800	1,178,704
Mantech International Corp. Class A (NON)	40,200	1,343,082
McAfee, Inc. (NON)	317,542	9,234,121
Microsoft Corp.	483,600	13,477,932
Oracle Corp. (NON)	425,200	7,708,876
		45,003,319

Staffing (0.3%)
Administaff, Inc.	87,662	3,085,702

Technology (0.3%)
ON Semiconductor Corp. (NON)	417,300	3,722,316

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	450,711	17,370,402
Acxiom Corp.	71,400	1,527,246
Convergys Corp. (NON)	210,400	5,346,264
Google, Inc. Class A (NON)	10,800	4,948,128
Ingram Micro, Inc. Class A (NON)	151,500	2,925,465
		32,117,505

Telecommunications (1.3%)
Brightpoint, Inc. (NON)	245,640	2,810,122
InterDigital Communications Corp. (NON)	99,000	3,135,330
Lightbridge, Inc. (NON)	190,600	3,348,842
NII Holdings, Inc. (NON)	81,700	6,060,506
		15,354,800

Textiles (1.5%)
NIKE, Inc. Class B	107,100	11,380,445
Phillips-Van Heusen Corp.	81,900	4,815,720
Polo Ralph Lauren Corp.	23,300	2,053,895
		18,250,060

Tobacco (1.0%)
Reynolds American, Inc.	125,500	7,832,455
UST, Inc.	78,200	4,534,036
		12,366,491

TOTAL INVESTMENTS

Total investments (cost $1,078,173,884) (b)	$1,219,535,745

NOTES

(a) Percentages indicated are based on net assets of $1,221,900,112.

(b) The aggregate identified cost on a tax basis is $1,080,498,004, resulting in gross unrealized appreciation and depreciation of $172,085,621 and $33,047,880, respectively, or net unrealized appreciation of $139,037,741.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $25,507 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $34,035,534 and $34,035,534, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (2.0%)
Boeing Co. (The)	74,000	$6,579,340
Lockheed Martin Corp.	67,068	6,506,937
		13,086,277

Airlines (1.2%)
Southwest Airlines Co.	548,000	8,055,600

Banking (6.0%)
Bank of America Corp.	526,500	26,862,030
Commerce Bancorp, Inc.	98,500	3,287,930
PNC Financial Services Group	137,200	9,874,284
		40,024,244

Beverage (1.7%)
Molson Coors Brewing Co. Class B	68,000	6,434,160
Pepsi Bottling Group, Inc. (The)	159,400	5,083,266
		11,517,426

Building Materials (0.7%)
Masco Corp.	156,600	4,290,840

Chemicals (3.7%)
E.I. du Pont de Nemours & Co.	162,500	8,032,375
Huntsman Corp.	175,400	3,348,386
Rohm & Haas Co.	259,829	13,438,356
		24,819,117

Computers (4.2%)
Dell, Inc. (NON)	150,700	3,497,747
Hewlett-Packard Co.	243,400	9,770,076
IBM Corp. (S)	155,500	14,657,430
		27,925,253

Conglomerates (6.0%)
Honeywell International, Inc.	153,100	7,051,786
Textron, Inc.	145,100	13,029,980
Tyco International, Ltd. (Bermuda)	624,900	19,715,595
		39,797,361

Consumer Finance (4.1%)
Capital One Financial Corp.	193,800	14,624,148
Countrywide Financial Corp. (S)	381,900	12,847,116
		27,471,264

Consumer Services (0.7%)
Service Corporation International	409,000	4,850,740

Containers (0.8%)
Crown Holdings, Inc. (NON)	211,600	5,175,736

Electric Utilities (4.8%)
Dominion Resources, Inc.	39,500	3,506,415
Edison International	230,700	11,334,291
PG&E Corp. (S)	216,170	10,434,526
Sierra Pacific Resources (NON)	394,631	6,858,687
		32,133,919

Electronics (1.6%)
Intel Corp.	539,000	10,311,070

Financial (8.5%)
Citigroup, Inc.	445,200	22,856,568
JPMorgan Chase & Co.	342,800	16,584,664
MGIC Investment Corp.	285,400	16,815,768
		56,257,000

Health Care Services (1.7%)
CIGNA Corp. (S)	25,600	3,652,096
McKesson Corp.	129,400	7,575,076
		11,227,172

Homebuilding (0.9%)
Lennar Corp.	145,500	6,141,555

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	56,100	4,763,451

Insurance (8.9%)
ACE, Ltd. (Bermuda)	180,800	10,316,448
Berkshire Hathaway, Inc. Class B (NON) (S)	4,358	15,863,120
Chubb Corp. (The)	378,328	19,548,208
Genworth Financial, Inc. Class A	373,800	13,060,572
		58,788,348

Investment Banking/Brokerage (2.1%)
Bear Stearns Cos., Inc. (The) (S)	90,800	13,651,780

Lodging/Tourism (1.0%)
Carnival Corp.	139,100	6,518,226

Machinery (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	163,900	7,108,343

Medical Technology (0.9%)
Boston Scientific Corp. (NON)	403,700	5,869,798

Metals (2.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	195,100	12,913,669

Oil & Gas (11.5%)
BP PLC ADR (United Kingdom)	162,800	10,541,300
Devon Energy Corp.	129,900	8,991,678
Exxon Mobil Corp.	340,100	25,660,545
Hess Corp.	93,300	5,175,351
Marathon Oil Corp.	119,900	11,849,717
Newfield Exploration Co. (NON)	123,086	5,133,917
Valero Energy Corp.	135,000	8,706,150
		76,058,658

Pharmaceuticals (4.0%)
Pfizer, Inc.	926,000	23,390,760
Watson Pharmaceuticals, Inc. (NON)	124,200	3,282,606
		26,673,366

Photography/Imaging (0.5%)
Xerox Corp. (NON)	199,200	3,364,488

Publishing (2.2%)
Idearc, Inc.	214,690	7,535,619
R. R. Donnelley & Sons Co.	186,100	6,809,399
		14,345,018

Railroads (0.9%)
Norfolk Southern Corp.	122,200	6,183,320

Regional Bells (2.0%)
Verizon Communications, Inc.	356,700	13,526,064

Restaurants (0.8%)
McDonald's Corp.	112,400	5,063,620

Retail (5.0%)
Big Lots, Inc. (NON)	266,441	8,334,274
Home Depot, Inc. (The)	350,100	12,862,674
OfficeMax, Inc.	125,400	6,613,596
Supervalu, Inc.	135,600	5,297,892
		33,108,436

Schools (0.6%)
Career Education Corp. (NON)	134,000	4,087,000

Software (0.6%)
Oracle Corp. (NON)	207,300	3,758,349

Telecommunications (1.8%)
Embarq Corp.	66,110	3,725,299
Sprint Nextel Corp.	431,200	8,175,552
		11,900,851

Tobacco (2.5%)
Altria Group, Inc.	191,600	16,824,396

Toys (1.2%)
Mattel, Inc.	288,200	7,945,674

Waste Management (1.0%)
Waste Management, Inc.	194,900	6,706,509
Total common stocks (cost $528,161,244)		$662,243,938

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$17,914,086	$17,890,555
Putnam Prime Money Market Fund (e)	1,410,954	1,410,954

Total short-term investments (cost $19,301,509)		$19,301,509

TOTAL INVESTMENTS

Total investments (cost $547,462,753) (b)		$681,545,447

NOTES

(a) Percentages indicated are based on net assets of $663,012,150.

(b) The aggregate identified cost on a tax basis is $551,708,159, resulting in gross unrealized appreciation and depreciation of $143,365,231 and $13,527,943, respectively, or net unrealized appreciation of $129,837,288.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $17,402,255. The fund received cash collateral of $17,890,555, which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,594 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $29,426,476 and $28,089,915, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
FTD Group, Inc.	32,700	$540,531

Aerospace and Defense (0.5%)
Alliant Techsystems, Inc. (NON)	4,500	395,640

Banking (0.6%)
Wilmington Trust Corp.	10,370	437,303

Basic Materials (0.8%)
Ceradyne, Inc. (NON)	12,000	656,880

Beverage (0.7%)
Central European Distribution Corp. (NON)	18,100	526,891

Biotechnology (3.3%)
BioMarin Pharmaceuticals, Inc. (NON)	16,600	286,516
MedImmune, Inc. (NON)	41,800	1,521,102
PDL BioPharma, Inc. (NON)	36,300	787,710
		2,595,328

Building Materials (1.4%)
Genlyte Group, Inc. (The) (NON)	7,600	536,180
Sherwin-Williams Co. (The)	9,100	600,964
		1,137,144

Commercial and Consumer Services (4.9%)
Chemed Corp.	16,900	827,424
Equifax, Inc.	14,900	543,105
infoUSA, Inc.	49,600	477,152
Manpower, Inc.	6,200	457,374
Navigant Consulting, Inc. (NON)	34,500	681,720
Pre-Paid Legal Services, Inc. (NON)	18,600	932,046
		3,918,821

Communications Equipment (1.5%)
Avaya, Inc. (NON)	47,400	559,794
Tekelec (NON)	43,600	650,076
		1,209,870

Computers (3.4%)
Avocent Corp. (NON)	13,200	356,004
Electronics for Imaging, Inc. (NON)	17,800	417,410
Jack Henry & Associates, Inc.	27,300	656,565
Mentor Graphics Corp. (NON)	30,400	496,736
National Instruments Corp.	29,300	768,539
		2,695,254

Consumer Services (1.0%)
Nutri/System, Inc. (NON)	14,500	759,945

Electrical Equipment (1.4%)
Superior Essex, Inc. (NON)	11,300	391,771
WESCO International, Inc. (NON)	11,300	709,414
		1,101,185

Electronics (5.8%)
Agere Systems, Inc. (NON)	50,100	1,133,262
Amphenol Corp. Class A	12,100	781,297
Avnet, Inc. (NON)	19,200	693,888
General Cable Corp. (NON)	9,100	486,213
RF Micro Devices, Inc. (NON)	111,200	692,776
Trimble Navigation, Ltd. (NON)	14,900	399,916
TTM Technologies, Inc. (NON)	46,700	445,518
		4,632,870

Energy (5.1%)
Cameron International Corp. (NON)	14,800	929,292
FMC Technologies, Inc. (NON)	6,600	460,416
Grant Prideco, Inc. (NON)	10,900	543,256
Helix Energy Solutions Group, Inc. (NON)	11,700	436,293
National-Oilwell Varco, Inc. (NON)	14,100	1,096,839
Smith International, Inc.	13,500	648,675
		4,114,771

Environmental (0.8%)
Foster Wheeler, Ltd. (NON)	10,400	607,256

Financial (2.6%)
Advanta Corp. Class B	14,400	631,296
FCStone Group, Inc. (NON)	4,595	171,485
IntercontinentalExchange, Inc. (NON)	6,200	757,702
Nasdaq Stock Market, Inc. (The) (NON)	18,200	535,262
		2,095,745

Health Care Services (5.3%)
Alnylam Pharmaceuticals, Inc. (NON)	14,300	257,400
AMERIGROUP Corp. (NON)	23,100	702,240
AmSurg Corp. (NON)	12,600	308,574
Charles River Laboratories International, Inc. (NON)	9,800	453,348
Laboratory Corp. of America Holdings (NON)	18,200	1,321,866
LifePoint Hospitals, Inc. (NON)	16,500	630,630
WellCare Health Plans, Inc. (NON)	6,800	579,700
		4,253,758

Household Furniture and Appliances (1.2%)
Whirlpool Corp.	11,300	959,483

Insurance (0.9%)
American Financial Group, Inc.	9,465	322,189
Safety Insurance Group, Inc.	10,000	401,200
		723,389

Investment Banking/Brokerage (1.6%)
Affiliated Managers Group (NON)	6,500	704,275
Penson Worldwide, Inc. (NON)	19,600	591,724
		1,295,999

Machinery (5.0%)
Cummins, Inc.	3,900	564,408
Gardner Denver, Inc. (NON)	15,400	536,690
Lincoln Electric Holdings, Inc.	11,900	708,764
Parker-Hannifin Corp.	7,500	647,325
Timken Co.	25,500	772,905
Wabtec Corp.	22,500	776,025
		4,006,117

Manufacturing (1.1%)
Actuant Corp. Class A	11,900	604,639
Dover Corp.	5,800	283,098
		887,737

Media (0.2%)
Xinhua Finance Media, Ltd. ADR (China) (NON)	18,200	199,654

Medical Technology (7.1%)
Accuray, Inc. (NON)	5,400	120,096
C.R. Bard, Inc.	12,800	1,017,728
Dade Behring Holdings, Inc.	18,400	806,840
DENTSPLY International, Inc.	25,100	822,025
Edwards Lifesciences Corp. (NON)	19,000	963,300
Hospira, Inc. (NON)	27,900	1,141,110
Kinetic Concepts, Inc. (NON)	15,390	779,350
		5,650,449

Metals (5.6%)
Agnico-Eagle Mines, Ltd. (Canada)	26,100	924,462
Cameco Corp. (Canada)	20,600	843,364
Freeport-McMoRan Copper & Gold, Inc. Class B	11,100	734,709
Goldcorp, Inc. (Toronto Exchange) (Canada)	16,990	408,100
Hecla Mining Co. (NON)	56,000	507,360
PAN American Silver Corp. (Canada) (NON)	17,400	514,866
Steel Dynamics, Inc.	12,204	527,213
		4,460,074

Office Equipment & Supplies (0.7%)
Global Imaging Systems, Inc. (NON)	28,300	551,850

Oil & Gas (1.2%)
ATP Oil & Gas Corp. (NON)	10,700	402,320
Helmerich & Payne, Inc.	18,200	552,188
		954,508

Pharmaceuticals (3.8%)
Barr Pharmaceuticals, Inc. (NON)	15,600	723,060
Cephalon, Inc. (NON)	18,700	1,331,627
Mylan Laboratories, Inc.	25,300	534,842
Salix Pharmaceuticals, Ltd. (NON)	37,172	468,367
		3,057,896

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	22,000	751,960
HFF, Inc. Class A (NON)	11,900	178,500
		930,460

Restaurants (3.3%)
Domino's Pizza, Inc.	34,800	1,129,956
Jack in the Box, Inc. (NON)	7,200	497,736
Papa John's International, Inc. (NON)	17,100	502,740
Sonic Corp. (NON)	22,300	496,844
		2,627,276

Retail (9.0%)
A.C. Moore Arts & Crafts, Inc. (NON)	28,700	612,458
Abercrombie & Fitch Co. Class A	8,900	673,552
Advance Auto Parts, Inc.	15,200	585,960
AnnTaylor Stores Corp. (NON)	17,500	678,650
Dollar Tree Stores, Inc. (NON)	13,700	523,888
Dress Barn, Inc. (NON)	29,800	620,138
Expedia, Inc. (NON)	24,500	567,910
OfficeMax, Inc.	15,600	822,744
Pacific Sunwear of California, Inc. (NON)	45,900	956,097
Ross Stores, Inc.	18,700	643,280
Timberland Co. (The) Class A (NON)	18,900	491,967
		7,176,644

Schools (1.1%)
Career Education Corp. (NON) (SEG)	27,800	847,900

Semiconductor (3.8%)
Advanced Energy Industries, Inc. (NON)	15,200	319,808
Brooks Automation, Inc. (NON)	23,700	406,455
Cymer, Inc. (NON)	14,200	590,010
Formfactor, Inc. (NON)	15,561	696,355
Lam Research Corp. (NON)	11,700	553,878
Micrel, Inc. (NON)	44,800	493,696
		3,060,202

Shipping (0.5%)
Omega Navigation Enterprises, Inc. (Marshall Islands)	26,500	414,195

Software (5.4%)
Autodesk, Inc. (NON)	13,900	522,640
Cadence Design Systems, Inc. (NON)	39,300	827,658
Epicor Software Corp. (NON)	60,700	844,337
Glu Mobile, Inc. (NON)	26,200	262,000
Manhattan Associates, Inc. (NON)	16,400	449,852
Parametric Technology Corp. (NON)	31,100	593,699
Sybase, Inc. (NON)	32,900	831,712
		4,331,898

Staffing (0.8%)
Administaff, Inc.	18,000	633,600

Technology (0.7%)
ON Semiconductor Corp. (NON)	66,900	596,748

Technology Services (1.8%)
Checkfree Corp. (NON)	8,900	330,100
Covansys Corp. (NON)	20,787	513,023
Fiserv, Inc. (NON)	11,300	599,578
		1,442,701

Telecommunications (0.1%)
Aruba Networks, Inc. (NON)	5,700	83,619

Textiles (0.8%)
Maidenform Brands, Inc. (NON)	27,229	628,173

Toys (0.8%)
Jakks Pacific, Inc. (NON)	27,800	664,420

Total common stocks (cost $66,937,483)		$77,864,184

SHORT-TERM INVESTMENTS (2.4%)(a) (cost $1,943,693)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	1,943,693	$1,943,693

TOTAL INVESTMENTS

Total investments (cost $68,881,176)(b)		$79,807,877

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Mid Cap 400 Index E-Mini (Long)	7	$513,480	Jun-07	$5,181
Russell 2000 Index Mini (Long)	6	404,000	Jun-07	3,842
NASDAQ 100 Index E-Mini (Long)	4	107,445	Jun-07	786

Total				$9,809

NOTES

(a) Percentages indicated are based on net assets of $79,898,694.

(b) The aggregate identified cost on a tax basis is $68,979,594, resulting in gross unrealized appreciation and depreciation of $12,225,576 and $1,397,293, respectively, or net unrealized appreciation of $10,828,283.

(NON) Non-income-producing security.

(SEG) A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $21,908 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,637,965 and $10,518,311, respectively.

At March 31, 2007, liquid assets totaling $1,024,925 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and Defense (2.2%)
Boeing Co. (The)	18,100	$1,609,271
Lockheed Martin Corp.	21,200	2,056,824
		3,666,095

Airlines (0.7%)
Southwest Airlines Co.	81,800	1,202,460

Automotive (0.2%)
Harley-Davidson, Inc.	5,800	340,750

Banking (6.3%)
Bank of America Corp. (SEG)	126,600	6,459,132
Commerce Bancorp, Inc.	62,800	2,096,264
U.S. Bancorp	63,100	2,206,607
		10,762,003

Beverage (3.3%)
Anheuser-Busch Cos., Inc.	27,200	1,372,512
Coca-Cola Enterprises, Inc.	46,400	939,600
Molson Coors Brewing Co. Class B	9,100	861,042
PepsiCo, Inc.	37,700	2,396,212
		5,569,366

Biotechnology (2.3%)
Amgen, Inc. (NON)	37,600	2,101,088
Biogen Idec, Inc. (NON)	39,400	1,748,572
		3,849,660

Chemicals (1.3%)
E.I. du Pont de Nemours & Co.	43,400	2,145,262

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON)	163,900	4,184,367
Qualcomm, Inc.	39,800	1,697,868
		5,882,235

Computers (4.4%)
Apple Computer, Inc. (NON)	15,700	1,458,687
Dell, Inc. (NON)	51,600	1,197,636
EMC Corp. (NON)	119,000	1,648,150
IBM Corp. (S)	33,700	3,176,562
		7,481,035

Conglomerates (2.6%)
Danaher Corp. (S)	24,900	1,779,105
Tyco International, Ltd. (Bermuda)	83,800	2,643,890
		4,422,995

Consumer Finance (4.1%)
Capital One Financial Corp.	51,500	3,886,190
Countrywide Financial Corp.	92,800	3,121,792
		7,007,982

Consumer Goods (3.4%)
Clorox Co.	23,300	1,483,977
Newell Rubbermaid, Inc.	25,300	786,577
Procter & Gamble Co. (The)	56,000	3,536,960
		5,807,514

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	36,400	867,048

Electric Utilities (4.1%)
Edison International	31,385	1,541,945
Entergy Corp.	15,700	1,647,244
Exelon Corp.	26,700	1,834,557
PG&E Corp.	38,800	1,872,876
		6,896,622

Energy (1.1%)
BJ Services Co.	36,800	1,026,720
Cameron International Corp. (NON)	14,600	916,734
		1,943,454

Financial (3.3%)
Citigroup, Inc.	72,500	3,722,150
MGIC Investment Corp. (S)	23,100	1,361,052
Radian Group, Inc.	9,200	504,896
		5,588,098

Health Care Services (1.7%)
Health Management Associates, Inc. Class A	62,700	681,549
Medco Health Solutions, Inc. (NON)	10,800	783,324
WellPoint, Inc. (NON)	18,300	1,484,130
		2,949,003

Household Furniture and Appliances (1.0%)
Whirlpool Corp.	19,188	1,629,253

Insurance (2.0%)
Berkshire Hathaway, Inc. Class B (NON)	350	1,274,000
Everest Re Group, Ltd. (Barbados)	12,900	1,240,593
Genworth Financial, Inc. Class A	25,100	876,994
		3,391,587

Investment Banking/Brokerage (5.1%)
Bear Stearns Cos., Inc. (The)	24,300	3,653,505
E*Trade Financial Corp. (NON)	63,200	1,341,104
Goldman Sachs Group, Inc. (The)	16,200	3,347,406
IndyMac Bancorp, Inc. (S)	11,800	378,190
		8,720,205

Lodging/Tourism (1.0%)
Wyndham Worldwide Corp. (NON)	51,100	1,745,065

Machinery (1.8%)
Caterpillar, Inc.	31,400	2,104,742
Parker-Hannifin Corp.	10,600	914,886
		3,019,628

Manufacturing (1.1%)
Illinois Tool Works, Inc.	34,800	1,795,680

Medical Technology (1.8%)
Becton, Dickinson and Co.	13,400	1,030,326
Boston Scientific Corp. (NON)	81,100	1,179,194
St. Jude Medical, Inc. (NON)	21,100	793,571
		3,003,091

Metals (1.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	19,900	1,317,181
United States Steel Corp.	18,000	1,785,060
		3,102,241

Oil & Gas (8.4%)
BP PLC ADR (United Kingdom)	41,900	2,713,025
ConocoPhillips	44,000	3,007,400
Devon Energy Corp.	18,700	1,294,414
Hess Corp.	19,700	1,092,759
Marathon Oil Corp.	25,000	2,470,750
Newfield Exploration Co. (NON)	23,800	992,698
Valero Energy Corp.	41,400	2,669,886
		14,240,932

Pharmaceuticals (5.2%)
Barr Pharmaceuticals, Inc. (NON)	14,400	667,440
Johnson & Johnson	80,300	4,838,878
Pfizer, Inc.	100,700	2,543,682
Watson Pharmaceuticals, Inc. (NON)	27,800	734,754
		8,784,754

Publishing (2.3%)
Gannett Co., Inc.	24,400	1,373,476
Idearc, Inc.	28,375	995,963
McGraw-Hill Cos., Inc. (The)	23,700	1,490,256
		3,859,695

Railroads (0.6%)
Norfolk Southern Corp.	19,800	1,001,880

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A (NON)	34,600	1,182,628

Regional Bells (1.8%)
Verizon Communications, Inc. (S)	82,400	3,124,608

Restaurants (0.8%)
Starbucks Corp. (NON)	41,700	1,307,712

Retail (6.1%)
Best Buy Co., Inc.	30,700	1,495,704
Big Lots, Inc. (NON)	66,900	2,092,632
Kohl's Corp. (NON)	17,600	1,348,336
OfficeMax, Inc.	11,100	585,414
Ross Stores, Inc.	24,500	842,800
Sears Holdings Corp. (NON)	3,300	594,528
Staples, Inc.	41,600	1,074,944
Wal-Mart Stores, Inc.	48,900	2,295,855
		10,330,213

Shipping (0.5%)
Overseas Shipholding Group	14,600	913,960

Software (4.6%)
Adobe Systems, Inc. (NON)	35,400	1,476,180
McAfee, Inc. (NON)	22,500	654,300
Microsoft Corp.	86,300	2,405,181
Oracle Corp. (NON)	135,600	2,458,428
Symantec Corp. (NON) (S)	49,700	859,810
		7,853,899

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	17,700	682,158
Computer Sciences Corp. (NON)	35,100	1,829,763
eBay, Inc. (NON)	33,600	1,113,840
Western Union Co. (The)	36,800	807,760
		4,433,521

Telecommunications (1.5%)
Sprint Nextel Corp.	137,700	2,610,792

Tobacco (1.9%)
Altria Group, Inc.	37,000	3,248,970

Transportation Services (1.3%)
United Parcel Service, Inc. Class B	32,300	2,264,230

Waste Management (0.5%)
Waste Management, Inc.	24,200	832,722

Total common stocks (cost $156,983,890)		$168,778,848

SHORT-TERM INVESTMENTS (4.3%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	1,815,630	$1,815,630
Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$5,420,628	5,413,508

Total short-term investments (cost $7,229,138)		$7,229,138

TOTAL INVESTMENTS

Total investments (cost $164,213,028) (b)		$176,007,986

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $3,968) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Japanese Yen	$4,065	$3,968	5/16/07	$99

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $2,512,201) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$2,553,659	$2,508,242	6/20/07	$(45,417)
Japanese Yen	4,066	3,959	5/16/07	(107)

Total				$(45,524)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	4	$1,431,200	Jun-07	$(9,215)

NOTES

(a) Percentages indicated are based on net assets of $169,840,845.

(b) The aggregate identified cost on a tax basis is $164,469,448, resulting in gross unrealized appreciation and depreciation of $16,446,719 and $4,908,181, respectively, or net unrealized appreciation of $11,538,538.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $5,269,904. The fund received cash collateral of $5,413,508 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $17,397 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,356,929 and $11,166,691, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $1,431,200 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Nu Skin Enterprises, Inc. Class A	250,663	$4,140,953
Valassis Communications, Inc. (NON)	206,200	3,544,578
		7,685,531

Aerospace and Defense (1.6%)
AAR Corp. (NON) (S)	178,580	4,921,665
Innovative Solutions & Support, Inc. (NON) (S)	240,400	6,086,928
Teledyne Technologies, Inc. (NON)	135,800	5,084,352
		16,092,945

Airlines (0.6%)
SkyWest, Inc.	218,600	5,865,038

Automotive (2.2%)
American Axle & Manufacturing Holdings, Inc. (S)	223,900	6,123,665
ArvinMeritor, Inc. (S)	345,600	6,307,200
Lamson & Sessions Co. (The) (NON) (S)	169,800	4,718,742
Midas, Inc. (NON)	213,700	4,609,509
		21,759,116

Banking (8.6%)
AMCORE Financial, Inc.	172,300	5,470,525
BankAtlantic Bancorp, Inc. Class A	344,900	3,780,104
BankUnited Financial Corp. Class A (S)	214,800	4,555,908
Brookline Bancorp, Inc.	293,300	3,716,111
Citizens Banking Corp. (S)	361,582	8,012,657
City Holding Co.	103,300	4,178,485
Colonial Bancgroup, Inc.	235,000	5,816,250
Columbia Banking Systems, Inc.	125,000	4,216,250
Corus Bankshares, Inc. (S)	228,500	3,898,210
East West Bancorp, Inc.	125,100	4,599,927
First Community Bancorp	95,500	5,399,570
FirstFed Financial Corp. (NON) (S)	87,500	4,972,625
Flagstar Bancorp, Inc.	359,400	4,294,830
PFF Bancorp, Inc.	258,700	7,846,371
Provident Bankshares Corp.	145,600	4,784,416
Sterling Bancshares, Inc.	482,650	5,396,027
Webster Financial Corp.	123,400	5,924,434
		86,862,700

Basic Materials (0.5%)
Ameron International Corp.	78,530	5,171,986

Building Materials (2.0%)
Goodman Global, Inc. (NON)	357,300	6,295,626
Interface, Inc. Class A	434,200	6,942,858
Lennox International, Inc.	195,712	6,986,918
		20,225,402

Chemicals (3.8%)
A. Schulman, Inc.	181,900	4,285,564
Airgas, Inc.	116,700	4,918,905
Olin Corp.	260,400	4,411,176
Omnova Solutions, Inc. (NON)	884,590	4,829,861
PolyOne Corp. (NON)	492,359	3,003,390
RPM, Inc.	266,400	6,153,840
Spartech Corp.	137,390	4,031,023
UAP Holding Corp. (S)	250,520	6,475,942
		38,109,701

Commercial and Consumer Services (2.6%)
Aaron Rents, Inc.	158,520	4,191,269
Advance America Cash Advance Centers, Inc.	332,000	5,109,480
Diamond Management & Technology Consultants, Inc. (S)	159,400	1,863,386
ePlus, Inc. (NON)	59,470	633,356
Global Cash Access, Inc. (NON)	234,400	3,912,136
Maximus, Inc.	182,300	6,285,704
URS Corp. (NON)	105,100	4,476,209
		26,471,540

Communications Equipment (1.7%)
Belden CDT, Inc.	101,200	5,423,308
Foundry Networks, Inc. (NON) (S)	327,184	4,439,887
Gilat Satellite Networks, Ltd. (Israel) (NON)	487,700	4,023,525
Radyne Comstream Corp. (NON)	387,100	3,530,352
		17,417,072

Computers (2.8%)

Agilysys, Inc.	269,245	6,049,935
Brocade Communications Systems, Inc. (NON)	275,600	2,623,712
Emulex Corp. (NON)	304,500	5,569,305
Neoware Systems, Inc. (NON) (S)	280,400	2,823,628
Smart Modular Technologies WWH, Inc. (NON)	518,300	6,629,057
Xyratex, Ltd. (Bermuda) (NON)	214,500	5,120,115
		28,815,752

Conglomerates (1.1%)
AMETEK, Inc.	129,850	4,485,019
Crane Co.	168,400	6,806,728
		11,291,747

Consumer Finance (0.6%)
Capital Trust, Inc. Class A (R)	136,949	6,240,766

Distribution (1.0%)
Spartan Stores, Inc.	172,000	4,609,600
Watsco, Inc.	109,700	5,602,379
		10,211,979

Electric Utilities (1.3%)
Black Hills Corp.	175,592	6,456,518
Westar Energy, Inc.	245,000	6,742,400
		13,198,918

Electrical Equipment (0.4%)
WESCO International, Inc. (NON)	70,700	4,438,546

Electronics (4.8%)
Avnet, Inc. (NON) (S)	117,897	4,260,798
Benchmark Electronics, Inc. (NON)	202,009	4,173,506
Directed Electronics, Inc. (NON) (S)	696,790	6,243,238
General Cable Corp. (NON)	80,663	4,309,824
Microsemi Corp. (NON) (S)	253,900	5,283,659
MoSys, Inc. (NON) (S)	472,200	3,966,480
Park Electrochemical Corp.	202,300	5,486,376
RF Micro Devices, Inc. (NON) (S)	826,865	5,151,369
TTM Technologies, Inc. (NON)	420,000	4,006,800
X-Rite, Inc.	400,000	5,180,000
		48,062,050

Energy (2.3%)
GulfMark Offshore, Inc. (NON)	201,200	8,782,380
Tidewater, Inc. (S)	143,400	8,400,372
Universal Compression Holdings, Inc. (NON)	97,100	6,571,728
		23,754,480

Entertainment (0.3%)
Carmike Cinemas, Inc. (S)	131,700	3,055,440

Financial (1.1%)
Advanta Corp. Class B (S)	253,400	11,109,056

Food (1.3%)
Ruddick Corp.	273,600	8,229,888
Sanderson Farms, Inc. (S)	140,100	5,192,106
		13,421,994

Forest Products and Packaging (1.6%)
Albany International Corp.	130,745	4,698,975
Silgan Holdings, Inc.	106,324	5,434,220
Universal Forest Products, Inc.	112,600	5,579,330
		15,712,525

Health Care Services (2.5%)
Healthspring, Inc. (NON)	333,570	7,855,574
Hooper Holmes, Inc. (NON)	1,815,000	8,113,050
Odyssey Healthcare, Inc. (NON)	313,100	4,111,003
Pediatrix Medical Group, Inc. (NON)	99,400	5,671,764
		25,751,391

Homebuilding (0.6%)
Champion Enterprises, Inc. (NON) (S)	635,700	5,594,160

Household Furniture and Appliances (1.1%)
Furniture Brands International, Inc. (S)	267,100	4,214,838
Tempur-Pedic International, Inc. (S)	248,919	6,469,405
		10,684,243

Insurance (9.5%)
American Equity Investment Life Holding Co. (S)	647,300	8,499,049
Commerce Group, Inc.	242,700	7,290,708
Employers Holdings, Inc. (NON)	198,859	3,981,157
FBL Financial Group, Inc. Class A	145,105	5,677,959
Fremont General Corp. (S)	296,100	2,051,973

Infinity Property & Casualty Corp.	112,000	5,248,320
Landamerica Financial Group, Inc.	109,800	8,115,318
Navigators Group, Inc. (NON)	110,600	5,548,802
Ohio Casualty Corp. (S)	233,500	6,993,325
Philadelphia Consolidated Holding Corp. (NON)	142,200	6,255,378
Presidential Life Corp.	314,768	6,207,225
Selective Insurance Group (S)	266,052	6,773,684
State Auto Financial Corp.	172,100	5,529,573
Stewart Information Services	131,400	5,491,206
Triad Guaranty, Inc. (NON)	131,000	5,424,710
Zenith National Insurance Corp.	141,050	6,667,434
		95,755,821

Investment Banking/Brokerage (0.8%)
MCG Capital Corp.	418,400	7,849,184

Leisure (0.7%)
Arctic Cat, Inc. (S)	244,676	4,768,735
Monaco Coach Corp.	152,107	2,423,065
		7,191,800

Machinery (2.0%)
Applied Industrial Technologies, Inc. (S)	214,500	5,263,830
Gardner Denver, Inc. (NON)	133,122	4,639,302
Imation Corp.	136,700	5,519,946
Tennant Co.	161,916	5,098,735
		20,521,813

Manufacturing (1.0%)
Gehl, Co. (NON)	202,700	5,144,526
Smith (A.O.) Corp.	142,400	5,442,528
		10,587,054

Media (0.4%)
Journal Communications, Inc. Class A	346,600	4,543,926

Medical Technology (2.9%)
Datascope Corp.	186,100	6,734,959
Edwards Lifesciences Corp. (NON)	96,900	4,912,830
Hanger Orthopedic Group, Inc. (NON)	515,461	6,015,430
PSS World Medical, Inc. (NON) (S)	261,700	5,532,338
Vital Signs, Inc.	116,420	6,051,512
		29,247,069

Metal Fabricators (1.2%)
Mueller Industries, Inc.	167,300	5,035,730
USEC, Inc. (NON)	417,200	6,779,500
		11,815,230

Metals (1.9%)
Quanex Corp.	170,300	7,212,205
Reliance Steel & Aluminum Co.	132,652	6,420,357
Steel Dynamics, Inc.	134,200	5,797,440
		19,430,002

Natural Gas Utilities (0.7%)
Energen Corp.	141,700	7,211,113

Office Equipment & Supplies (0.4%)
Steelcase, Inc. (S)	207,500	4,127,175

Oil & Gas (3.2%)
Cabot Oil & Gas Corp. Class A	91,900	6,186,700
Energy Partners, Ltd. (NON)	150,800	2,737,020
Petroleum Development Corp. (NON)	111,200	5,956,984
Range Resources Corp.	152,550	5,095,170
St. Mary Land & Exploration Co.	189,260	6,942,057
Swift Energy Co. (NON)	129,300	5,400,861
		32,318,792

Pharmaceuticals (1.9%)
Alpharma, Inc. Class A	239,900	5,776,792
Owens & Minor, Inc.	200,500	7,364,365
Sciele Pharma, Inc. (NON)	273,400	6,474,112
		19,615,269

Photography/Imaging (0.4%)
Ikon Office Solutions, Inc.	264,589	3,802,144

Publishing (0.4%)
GateHouse Media, Inc. (S)	222,970	4,526,291

Real Estate (7.1%)
American Home Mortgage Investment Corp. (R) (S)	201,500	5,438,485
Arbor Realty Trust, Inc (R)	278,400	8,474,496
Deerfield Triarc Capital Corp. (R)	471,200	7,063,288

DiamondRock Hospitality Co. (R)	320,170	6,083,230
Entertainment Properties Trust (R)	111,562	6,721,611
Getty Realty Corp. (R)	249,600	7,173,504
Grubb & Ellis Co. (NON)	378,137	4,443,110
Hersha Hospitality Trust (R)	412,800	4,862,784
Innkeepers USA Trust (R)	357,600	5,821,728
M/I Schottenstein Homes, Inc. (S)	150,000	3,982,500
National Health Investors, Inc. (R)	182,830	5,729,892
NorthStar Realty Finance Corp. (R)	376,600	5,728,086
		71,522,714

Restaurants (1.0%)
Landry's Restaurants, Inc. (S)	178,100	5,271,760
Morton's Restaurant Group, Inc. (NON)	246,300	4,381,677
		9,653,437

Retail (7.1%)
Big 5 Sporting Goods Corp.	196,064	5,081,979
Cabela's, Inc. (NON) (S)	212,310	5,267,411
Cache, Inc. (NON)	269,750	4,788,063
CSK Auto Corp. (NON) (S)	335,700	5,774,040
Haverty Furniture Cos., Inc.	374,300	5,240,200
Jos. A. Bank Clothiers, Inc. (NON) (S)	196,500	6,946,275
K-Swiss, Inc. Class A	148,600	4,015,172
Nash Finch Co. (S)	183,300	6,316,518
Sonic Automotive, Inc. (S)	183,859	5,239,982
Stage Stores, Inc.	306,250	7,138,688
Toro Co. (The) (S)	96,500	4,944,660
Tween Brands, Inc. (NON)	163,400	5,836,648
Wolverine World Wide, Inc.	182,050	5,201,169
		71,790,805

Semiconductor (2.4%)
Brooks Automation, Inc. (NON)	418,900	7,184,135
Cohu, Inc.	214,500	4,032,600
Standard Microsystems Corp. (NON)	168,101	5,133,805
Ultra Clean Holdings (NON)	430,755	7,452,062
		23,802,602

Shipping (1.0%)
Arkansas Best Corp. (S)	168,100	5,975,955
EGL, Inc. (NON)	113,800	4,509,894
		10,485,849

Software (1.0%)
Chordiant Software, Inc. (NON)	303,200	3,138,120
Parametric Technology Corp. (NON)	339,400	6,479,146
		9,617,266

Staffing (1.0%)
Kforce, Inc. (NON)	404,049	5,563,755
MPS Group, Inc. (NON)	351,300	4,970,895
		10,534,650

Technology (0.1%)
LaBarge, Inc. (NON)	96,800	1,258,400

Technology Services (0.3%)
United Online, Inc.	240,000	3,367,200

Telecommunications (2.2%)
Brightpoint, Inc. (NON)	601,750	6,884,020
Consolidated Communications Holdings, Inc.	260,900	5,189,301
Earthlink, Inc. (NON)	673,413	4,949,586
InPhonic, Inc. (NON) (S)	471,900	5,143,710
		22,166,617

Textiles (0.8%)
Phillips-Van Heusen Corp.	98,900	5,815,320
Unifirst Corp.	69,720	2,675,156
		8,490,476

Transportation Services (0.5%)
Landstar Systems, Inc.	116,300	5,331,192

Total common stocks (cost $769,928,953)		$1,003,567,969

SHORT-TERM INVESTMENTS (15.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$147,694,383	$147,500,375
Putnam Prime Money Market Fund (e)	9,296,934	9,296,934

Total short-term investments (cost $156,797,309)		$156,797,309

TOTAL INVESTMENTS

Total investments (cost $926,726,262) (b)	$1,160,365,278

NOTES

(a) Percentages indicated are based on net assets of $1,011,350,366.

(b) The aggregate identified cost on a tax basis is $929,575,397, resulting in gross unrealized appreciation and depreciation of $258,598,460 and $27,808,579, respectively, or net unrealized appreciation of $230,789,881.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $142,432,823. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $147,500,375 which is pooled with collateral of other Putnam funds into 28 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $136,929 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $39,692,908 and $46,323,245, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Coal (0.6%)
Peabody Energy Corp.	55,600	$2,237,344

Electric Utilities (58.1%)
Alliant Energy Corp. (S)	94,158	4,220,162
Chubu Electric Power, Inc. (Japan)	72,800	2,503,311
CMS Energy Corp.	244,317	4,348,843
Constellation Energy Group, Inc.	103,214	8,974,457
DPL, Inc. (S)	150,552	4,680,662
DTE Energy Co.	89,200	4,272,680
Dominion Resources, Inc.	162,373	14,413,851
Duke Energy Corp.	440,526	8,938,273
E.On AG (Germany)	4,639	627,003
Edison International	242,715	11,924,588
Electricite de France (France)	80,658	6,759,417
Entergy Corp.	169,514	17,785,409
Exelon Corp.	410,515	28,206,486
FirstEnergy Corp.	184,335	12,210,350
FPL Group, Inc.	222,093	13,585,429
ITC Holdings Corp.	59,400	2,571,426
Kansai Electric Power, Inc. (Japan)	140,700	4,049,694
Kyushu Electric Power Co., Inc. (Japan)	82,400	2,343,692
Northeast Utilities	140,225	4,595,173
PG&E Corp. (SEG)	316,479	15,276,441
Progress Energy, Inc.	64,332	3,244,906
Public Service Enterprise Group, Inc.	130,388	10,827,420
RWE AG (Germany)	37,795	3,997,039
Sierra Pacific Resources (NON)	254,659	4,425,973
Southern Co. (The)	157,968	5,789,527
Spectra Energy Corp.	220,213	5,784,996
TransAlta Corp. (Canada)	85,400	1,852,173
TXU Corp.	173,198	11,101,992
Westar Energy, Inc.	46,200	1,271,424
Wisconsin Energy Corp.	177,104	8,593,086
		229,175,883

Energy (Other) (0.3%)
Covanta Holding Corp. (NON)	49,754	1,103,544

Natural Gas Utilities (12.6%)
Centrica PLC (United Kingdom)	491,852	3,740,233
Dynegy, Inc. Class A	80,042	741,189
Energen Corp.	47,300	2,407,097
Equitable Resources, Inc.	161,377	7,797,737
Gas Natural SDG SA (Spain)	65,246	3,062,373
MDU Resources Group, Inc. (S)	115,644	3,323,609
Osaka Gas Co., Ltd. (Japan)	791,000	3,069,171
Sempra Energy	181,571	11,077,647
Toho Gas Co., Ltd. (Japan)	553,000	2,845,288
Tokyo Gas Co., Ltd. (Japan)	732,000	4,083,240
Williams Cos., Inc. (The)	260,174	7,404,552
		49,552,136

Oil & Gas (1.3%)
Questar Corp.	59,234	5,284,265

Power Producers (2.5%)
AES Corp. (The) (NON)	356,507	7,672,031
NRG Energy, Inc. (NON)	30,500	2,197,220
		9,869,251

Publishing (0.1%)
Idearc, Inc.	11,497	403,545

Regional Bells (2.1%)
Verizon Communications, Inc.	225,450	8,549,064

Telecommunications (5.7%)
American Tower Corp. Class A (NON)	49,902	1,943,683
CenturyTel, Inc.	34,659	1,566,240
Digi.com Berhad (Malaysia)	447,300	2,420,286
France Telecom SA (France)	51,614	1,362,552
StarHub, Ltd. (Singapore)	904,580	1,699,778
Swisscom AG (Switzerland)	11,644	4,209,916
Telefonica SA (Spain)	202,997	4,472,521
Telenor ASA (Norway)	149,900	2,664,275
Telus Corp. (Canada)	44,170	2,207,925
		22,547,176

Telephone (7.1%)

AT&T, Inc.	509,700	20,097,471
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	141,610	3,872,601
Telekom Austria AG (Austria)	163,919	4,095,264
		28,065,336

Transportation Services (1.2%)
TNT NV (Netherlands)	51,197	2,346,914
Macquarie Airports (Australia)	710,952	2,295,171
		4,642,085

Utilities & Power (0.4%)
EDF Energies Nouvelles SA (France)	24,061	1,464,745
EDF Energies Nouvelles SA 144A (France) (NON)	743	45,231
		1,509,976

Water Utilities (3.2%)
Aqua America, Inc.	55,003	1,234,817
Pennon Group PLC (United Kingdom)	456,095	5,245,110
Veolia Environnement (France)	81,061	6,024,680
		12,504,607

Total common stocks (cost $222,962,116)		$375,444,212

CORPORATE BONDS AND NOTES (2.9%)(a)

	Principal amount	Value

Appalachian Power Co. sr. notes 5.8s, 2035	$245,000	$232,248
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	690,000	890,061
Beaver Valley II Funding debs. 9s, 2017	475,000	540,313
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	380,000	381,712
British Telecommunications PLC bonds 9 1/8s, 2030
(United Kingdom)	255,000	350,118
CenterPoint Energy Resources Corp. notes 6.15s, 2016	200,000	204,874
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	320,000	297,004
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	445,000	453,346
Enbridge Energy Partners, LP sr. unsec. notes 5 7/8s, 2016	375,000	376,750
Florida Power & Light Co. 1st mtge. 6.2s, 2036	410,000	434,638
Florida Power Corp. 1st mtge. 5.9s, 2033	500,000	495,317
France Telecom notes 8 1/2s, 2031 (France)	290,000	376,902
Kinder Morgan Finance Co., ULC company guaranty 6.4s,
2036	160,000	143,269
Kinder Morgan, Inc. notes 7.4s, 2031	380,000	413,889
MidAmerican Energy Holdings Co. bonds 8.48s, 2028	310,000	390,135
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	375,000	408,750
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	345,000	385,464
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	280,000	280,685
Public Service Electric & Gas Co. mtng 1st mtge.
5 1/4s, 2035	410,000	372,439
Qwest Corp. notes 8 7/8s, 2012	375,000	414,375
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	355,000	339,981
Spectra Energy Capital, LLC sr. notes 8s, 2019	410,000	467,652
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	540,000	563,047
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	475,000	569,041
Verizon Communications, Inc. sr. unsec. bond 6 1/4s, 2037	235,000	232,713
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	630,000	749,020
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	375,000	380,156
XCEL Energy, Inc. sr. notes 6 1/2s, 2036	220,000	231,259

Total corporate bonds and notes (cost $11,377,129)		$11,375,158

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$3,605,736	$3,601,000
Putnam Prime Money Market Fund (e)	7,766,950	7,766,950

Total short-term investments (cost $11,367,950)		$11,367,950

TOTAL INVESTMENTS

Total investments (cost $245,707,195) (b)		$398,187,320

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	52	$5,785,000	Jun-07	$17,371
U.S. Treasury Note 2 yr (Short)	59	12,088,547	Jun-07	(33,064)
U.S. Treasury Note 5 yr (Short)	1	105,797	Jun-07	326
U.S. Treasury Note 10 yr (Long)	91	9,839,375	Jun-07	36,682

Total				$21,315

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$8,460,000	1/22/22	5.435%	3 month USD-LIBOR-BBA	$(111,834)

8,050,000	1/26/22	3 month USD-LIBOR-BBA	5.3747%	54,954

11,170,000	1/26/09	3 month USD-LIBOR-BBA	5.279%	42,934

Total				$(13,946)

NOTES

(a) Percentages indicated are based on net assets of $394,189,547.

(b) The aggregate identified cost on a tax basis is $246,091,484, resulting in gross unrealized appreciation and depreciation of $153,287,067 and $1,191,231, respectively, or net unrealized appreciation of $152,095,836.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $3,453,474. The fund received cash collateral of $3,601,000 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,799 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $89,358,816 and $91,151,515, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2007: (as a percentage of Portfolio Value)

Australia	0.6%
Austria	1.0
Canada	1.0
France	4.1
Germany	1.2
Greece	1.0
Japan	4.8
Malaysia	0.6
Netherlands	0.7
Norway	0.7
Spain	1.9
Switzerland	1.1
United Kingdom	2.4
United States	78.4
Other	0.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (1.6%)
L-3 Communications Holdings, Inc.	72,200	$6,315,334

Airlines (1.0%)
Continental Airlines, Inc. Class B (NON) (S)	110,100	4,006,539

Automotive (2.3%)
Harley-Davidson, Inc.	136,200	8,001,750
Snap-On, Inc.	22,700	1,091,870
		9,093,620

Banking (1.7%)
Synovus Financial Corp.	49,100	1,587,894
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	60,899	5,326,227
		6,914,121

Basic Materials (0.3%)
Chaparral Steel Co.	20,600	1,198,302

Biotechnology (2.3%)
Applera Corp.- Applied Biosystems Group	176,900	5,230,933
Genzyme Corp. (NON)	64,400	3,865,288
		9,096,221

Building Materials (1.2%)
Building Materials Holding Corp.	64,707	1,171,844
Sherwin-Williams Co. (The)	52,700	3,480,308
		4,652,152

Chemicals (0.8%)
Albemarle Corp.	81,346	3,362,844

Commercial and Consumer Services (3.7%)
Corporate Executive Board Co. (The)	20,200	1,534,392
Dun & Bradstreet Corp. (The)	28,700	2,617,440
Equifax, Inc.	78,300	2,854,035
Monster Worldwide, Inc. (NON)	33,400	1,582,158
Paychex, Inc.	165,900	6,282,633
		14,870,658

Communications Equipment (1.4%)
F5 Networks, Inc. (NON)	54,200	3,614,056
Harris Corp.	40,400	2,058,380
		5,672,436

Computers (6.6%)
Brocade Communications Systems, Inc. (NON)	378,200	3,600,464
Emulex Corp. (NON)	220,510	4,033,128
Lexmark International, Inc. Class A (NON)	85,200	4,980,792
Network Appliance, Inc. (NON)	232,600	8,494,552
Polycom, Inc. (NON)	89,400	2,979,702
Red Hat, Inc. (NON)	111,100	2,547,523
		26,636,161

Construction (0.2%)
Eagle Materials, Inc.	15,900	709,617

Consumer (0.7%)
Harman International Industries, Inc.	29,100	2,795,928

Consumer Goods (0.5%)
Clorox Co.	6,400	407,616
Newell Rubbermaid, Inc.	58,000	1,803,220
		2,210,836

Consumer Services (0.9%)
Labor Ready, Inc. (NON)	94,827	1,800,765
Nutri/System, Inc. (NON) (S)	33,900	1,776,699
		3,577,464

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	52,954	3,324,452

Energy (3.8%)
Cameron International Corp. (NON)	125,400	7,873,866
Hydril Co. (NON)	15,600	1,501,344
National-Oilwell Varco, Inc. (NON)	73,300	5,702,007
		15,077,217

Engineering & Construction (1.3%)
Jacobs Engineering Group, Inc. (NON)	26,500	1,236,225
Quanta Services, Inc. (NON) (S)	151,400	3,818,308
		5,054,533

Financial (2.8%)
Assurant, Inc.	79,736	4,276,242
CapitalSource, Inc.	72,600	1,824,438
Moody's Corp. (S)	86,100	5,343,366
		11,444,046

Food (0.8%)
Campbell Soup Co.	24,000	934,800
McCormick & Co., Inc.	63,600	2,449,872
		3,384,672

Gaming & Lottery (1.3%)
International Game Technology (S)	129,200	5,217,096

Health Care Services (7.6%)
Coventry Health Care, Inc. (NON)	155,400	8,710,170
Humana, Inc. (NON)	109,033	6,326,095
Laboratory Corp. of America Holdings (NON)	62,100	4,510,323
McKesson Corp.	51,900	3,038,226
WellCare Health Plans, Inc. (NON)	91,555	7,805,064
		30,389,878

Homebuilding (1.6%)
NVR, Inc. (NON)	9,803	6,518,995

Household Furniture and Appliances (0.7%)
Tempur-Pedic International, Inc.	110,500	2,871,895

Insurance (1.7%)
Axis Capital Holdings, Ltd. (Bermuda)	43,084	1,458,824
W.R. Berkley Corp.	157,025	5,200,668
		6,659,492

Investment Banking/Brokerage (2.1%)
Bear Stearns Cos., Inc. (The)	46,600	7,006,310
Nuveen Investments, Inc. Class A	31,031	1,467,766
		8,474,076

Leisure (0.3%)
Thor Industries, Inc.	31,700	1,248,663

Lodging/Tourism (1.3%)
Choice Hotels International, Inc.	145,200	5,144,436

Machinery (4.3%)
Cummins, Inc.	22,100	3,198,312
Manitowoc Co., Inc. (The)	90,472	5,747,686
MSC Industrial Direct Co., Inc. Class A	62,300	2,908,164
Terex Corp. (NON)	47,312	3,395,109
Wabtec Corp.	59,900	2,065,951
		17,315,222

Manufacturing (3.6%)
Dover Corp.	100,443	4,902,623
Freightcar America, Inc.	40,200	1,936,434
Graco, Inc. (S)	135,040	5,288,166
IDEX Corp.	41,819	2,127,751
		14,254,974

Media (0.6%)
Meredith Corp.	43,700	2,507,943

Medical Technology (5.8%)
Becton, Dickinson and Co.	27,400	2,106,786
C.R. Bard, Inc.	58,000	4,611,580
DENTSPLY International, Inc.	43,200	1,414,800
Immucor, Inc. (NON)	59,300	1,745,199
Kinetic Concepts, Inc. (NON)	79,057	4,003,446
Mentor Corp. (S)	135,400	6,228,400
Waters Corp. (NON)	51,100	2,963,800
		23,074,011

Metals (1.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	97,900	6,480,001

Natural Gas Utilities (0.2%)
Enbridge, Inc. (Canada)	19,000	620,350

Office Equipment & Supplies (0.7%)

Steelcase, Inc. (S)	142,709	2,838,482

Oil & Gas (1.6%)
Frontier Oil Corp.	120,900	3,946,176
Plains Exploration & Production Co. (NON)	53,200	2,401,448
		6,347,624

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (NON)	62,600	2,901,510
Endo Pharmaceuticals Holdings, Inc. (NON)	50,400	1,481,760
		4,383,270

Power Producers (1.9%)
AES Corp. (The) (NON)	360,700	7,762,264

Publishing (0.9%)
Marvel Entertainment, Inc. (NON) (S)	134,779	3,740,117

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	114,500	3,913,610

Restaurants (1.5%)
Darden Restaurants, Inc.	143,786	5,922,545

Retail (8.0%)
Aeropostale, Inc. (NON)	71,200	2,864,376
American Eagle Outfitters, Inc. (S)	189,800	5,692,102
AnnTaylor Stores Corp. (NON)	138,545	5,372,775
Big Lots, Inc. (NON)	171,051	5,350,475
Circuit City Stores-Circuit City Group	154,300	2,859,179
Claire's Stores, Inc.	54,095	1,737,531
Dollar Tree Stores, Inc. (NON)	27,300	1,043,952
Dress Barn, Inc. (NON)	54,000	1,123,740
Guess ?, Inc.	30,700	1,243,043
Staples, Inc.	188,000	4,857,920
		32,145,093

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	59,500	2,612,050

Semiconductor (3.0%)
Lam Research Corp. (NON) (S)	150,800	7,138,872
Teradyne, Inc. (NON)	287,200	4,750,288
		11,889,160

Software (3.4%)
BMC Software, Inc. (NON) (SEG)	166,300	5,120,377
Cadence Design Systems, Inc. (NON)	142,200	2,994,732
McAfee, Inc. (NON)	130,156	3,784,936
Websense, Inc. (NON)	79,404	1,825,498
		13,725,543

Technology Services (0.8%)
Fair Isaac Corp.	87,237	3,374,327

Textiles (2.6%)
Coach, Inc. (NON)	114,465	5,728,973
Gymboree Corp. (The) (NON)	44,600	1,787,122
Phillips-Van Heusen Corp.	49,000	2,881,200
		10,397,295

Tobacco (3.4%)
Loews Corp. - Carolina Group	67,400	5,096,114
UST, Inc. (S)	147,500	8,552,050
		13,648,164

Transportation Services (0.9%)
C.H. Robinson Worldwide, Inc.	73,700	3,519,176

Total common stocks (cost $335,235,877)		$396,392,905

SHORT-TERM INVESTMENTS (8.3%)(a) (cost $33,432,880)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$33,476,854	$33,432,880

TOTAL INVESTMENTS

Total investments (cost $368,668,757) (b)		$429,825,785

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	12	$429,780	Jun-07	$691
Russell 2000 Index Mini (Long)	12	969,600	Jun-07	3,513
S&P 500 Index (Long)	3	1,073,400	Jun-07	(1,373)
S&P 500 Mid Cap 400 Index E-Mini (Long)	8	684,640	Jun-07	454

Total				$3,285

NOTES

(a) Percentages indicated are based on net assets of $400,716,758.

(b) The aggregate identified cost on a tax basis is $370,019,820, resulting in gross unrealized appreciation and depreciation of $68,818,750 and $9,012,785, respectively, or net unrealized appreciation of $59,805,965.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $32,539,621. Certain of these securities were sold prior to period-end. The fund received cash collateral of $33,432,880 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $49,233 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $25,235,027 and $28,937,641, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $3,157,420 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	149,652	$15,321,372

Aerospace and Defense (6.6%)
Boeing Co. (The)	431,600	38,373,556
General Dynamics Corp.	341,000	26,052,400
L-3 Communications Holdings, Inc.	149,800	13,103,006
United Technologies Corp.	540,800	35,152,000
		112,680,962

Automotive (1.3%)
Harley-Davidson, Inc. (S)	393,500	23,118,125

Banking (1.5%)
Commerce Bancorp, Inc.	446,000	14,887,480
Wells Fargo & Co.	292,100	10,057,003
		24,944,483

Biotechnology (2.6%)
Amgen, Inc. (NON)	430,200	24,039,576
Genentech, Inc. (NON) (S)	259,900	21,342,988
		45,382,564

Building Materials (0.6%)
Sherwin-Williams Co. (The)	156,700	10,348,468

Commercial and Consumer Services (2.6%)
Alliance Data Systems Corp. (NON)	161,157	9,930,494
CDW Corp.	56,700	3,483,081
Dun & Bradstreet Corp. (The)	111,711	10,188,043
Equifax, Inc.	262,700	9,575,415
Paychex, Inc.	312,300	11,826,801
		45,003,834

Communications Equipment (5.2%)
Cisco Systems, Inc. (NON)	2,453,000	62,625,089
Qualcomm, Inc.	632,900	26,999,514
		89,624,603

Computers (5.6%)
Apple Computer, Inc. (NON) (SEG)	449,600	41,772,336
Dell, Inc. (NON)	814,300	18,899,903
EMC Corp. (NON)	1,411,600	19,550,660
Network Appliance, Inc. (NON)	449,900	16,430,348
		96,653,247

Conglomerates (1.6%)
Danaher Corp. (S)	381,500	27,258,175

Consumer Finance (3.1%)
Capital One Financial Corp. (S)	448,600	33,851,356
Countrywide Financial Corp. (S)	592,900	19,945,156
		53,796,512

Consumer Goods (1.9%)
Colgate-Palmolive Co.	196,100	13,097,519
Procter & Gamble Co. (The)	304,800	19,251,168
		32,348,687

Consumer Services (0.7%)
Liberty Media Holding Corp. - Interactive Class A (NON)	485,900	11,574,138

Electronics (1.3%)
Amphenol Corp. Class A	169,100	10,918,787
Microchip Technology, Inc. (S)	322,890	11,472,282
		22,391,069

Financial (2.7%)
American Express Co.	337,900	19,057,560
Moody's Corp. (S)	192,100	11,921,726
SLM Corp.	378,500	15,480,650
		46,459,936

Health Care Services (7.5%)
Express Scripts, Inc. (NON)	224,900	18,153,928
Medco Health Solutions, Inc. (NON)	291,100	21,113,483
UnitedHealth Group, Inc.	962,600	50,988,922
WellPoint, Inc. (NON)	465,700	37,768,270

		128,024,603

Homebuilding (0.5%)
NVR, Inc. (NON) (S)	13,599	9,043,335

Insurance (2.9%)
American International Group, Inc.	465,400	31,284,188
Berkshire Hathaway, Inc. Class B (NON)	4,852	17,661,280
		48,945,468

Investment Banking/Brokerage (8.0%)
Bear Stearns Cos., Inc. (The)	259,800	39,060,930
BlackRock, Inc.	84,000	13,130,040
E*Trade Financial Corp. (NON)	422,200	8,959,084
Franklin Resources, Inc.	135,800	16,408,714
Goldman Sachs Group, Inc. (The)	232,400	48,020,812
T. Rowe Price Group, Inc. (S)	266,400	12,571,416
		138,150,996

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON) (S)	129,700	11,233,317
Royal Caribbean Cruises, Ltd.	191,500	8,073,640
Wyndham Worldwide Corp. (NON)	285,100	9,736,165
		29,043,122

Machinery (0.9%)
Parker-Hannifin Corp.	184,500	15,924,195

Media (1.0%)
Walt Disney Co. (The) (S)	499,400	17,194,342

Medical Technology (3.4%)
Becton, Dickinson and Co.	199,600	15,347,244
Medtronic, Inc. (S)	517,300	25,378,738
Nobel Biocare Holding AG (Switzerland)	24,514	8,938,762
St. Jude Medical, Inc. (NON)	236,300	8,887,243
		58,551,987

Oil & Gas (1.4%)
Devon Energy Corp.	93,500	6,472,070
EOG Resources, Inc. (S)	122,800	8,760,552
Valero Energy Corp.	125,700	8,106,393
		23,339,015

Pharmaceuticals (3.4%)
Barr Pharmaceuticals, Inc. (NON)	78,359	3,631,940
Johnson & Johnson	782,100	47,129,346
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	199,100	7,452,313
		58,213,599

Publishing (2.1%)
McGraw-Hill Cos., Inc. (The)	575,500	36,187,440

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	563,400	19,257,012

Restaurants (2.6%)
Starbucks Corp. (NON) (S)	674,800	21,161,728
Yum! Brands, Inc.	420,400	24,282,304
		45,444,032

Retail (9.6%)
Abercrombie & Fitch Co. Class A (S)	105,500	7,984,240
Bed Bath & Beyond, Inc. (NON) (S)	313,800	12,605,346
Best Buy Co., Inc. (S)	463,600	22,586,592
Home Depot, Inc. (The)	620,800	22,808,192
Kohl's Corp. (NON) (S)	198,200	15,184,102
Lowe's Cos., Inc.	1,028,200	32,378,018
Ross Stores, Inc.	409,500	14,086,800
Staples, Inc.	1,472,500	38,049,400
		165,682,690

Semiconductor (1.2%)
Applied Materials, Inc. (S)	1,133,400	20,763,888

Software (7.2%)
Adobe Systems, Inc. (NON) (S)	658,300	27,451,110
Autodesk, Inc. (NON)	462,400	17,386,240
Microsoft Corp.	1,366,800	38,092,716
Oracle Corp. (NON)	2,275,000	41,245,750
		124,175,816

Technology Services (6.0%)
Automatic Data Processing, Inc.	411,600	19,921,440
eBay, Inc. (NON) (S)	850,600	28,197,390
Google, Inc. Class A (NON)	85,599	39,218,038

Western Union Co. (The)	739,237	16,226,252
		103,563,120

Textiles (0.6%)
Coach, Inc. (NON)	191,400	9,579,570

Transportation Services (0.4%)
Expeditors International of Washington, Inc.	154,700	6,392,204

Total common stocks (cost $1,368,253,792)		$1,714,382,609

SHORT-TERM INVESTMENTS (8.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.28% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)	$145,426,293	$145,235,265
Putnam Prime Money Market Fund (e)	7,095,847	7,095,847

Total short-term investments (cost $152,331,112)		$152,331,112

TOTAL INVESTMENTS

Total investments (cost $1,520,584,904) (b)		$1,866,713,721

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	16	$573,040	Jun-07	$(9,221)
S&P 500 Index (Long)	9	3,220,200	Jun-07	(35,891)

Total				$(45,112)

NOTES

(a) Percentages indicated are based on net assets of $1,719,363,821.

(b) The aggregate identified cost on a tax basis is $1,569,684,626, resulting in gross unrealized appreciation and depreciation of $320,261,877 and $23,232,782, respectively, or net unrealized appreciation of $297,029,095.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $141,315,247. The fund received cash collateral of $145,235,265, which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $52,045 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $42,766,559 and $58,891,273, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $3,793,240 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007